UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS ASSET TRUST

December 31, 2018
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix Georgia Tax-Exempt Bond Fund*
Virtus Seix High Grade Municipal Bond Fund*
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund*
Virtus Seix North Carolina Tax-Exempt Bond Fund*
Virtus Seix Short-Term Bond Fund
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix U.S. Mortgage Fund
Virtus Seix Ultra-Short Bond Fund
Virtus Seix Virginia Intermediate Municipal Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus Seix Core Bond Fund (“Seix Core Bond Fund”)	9	52
Virtus Seix Corporate Bond Fund (“Seix Corporate Bond Fund”)	12	55
Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate High Income Fund”)	15	58
Virtus Seix Georgia Tax-Exempt Bond Fund (“Seix Georgia Tax-Exempt Bond Fund”)	17	71
Virtus Seix High Grade Municipal Bond Fund (“Seix High Grade Municipal Bond Fund”)	20	73
Virtus Seix High Income Fund (“Seix High Income Fund”)	22	75
Virtus Seix High Yield Fund (“Seix High Yield Fund”)	24	81
Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Seix Investment Grade Tax-Exempt Bond Fund”)	26	87
Virtus Seix North Carolina Tax-Exempt Bond Fund (“Seix North Carolina Tax-Exempt Bond Fund”)	28	90
Virtus Seix Short-Term Bond Fund (“Seix Short-Term Bond Fund”)	31	92
Virtus Seix Short-Term Municipal Bond Fund (“Seix Short-Term Municipal Bond Fund”)	34	94
Virtus Seix Total Return Bond Fund (“Seix Total Return Bond Fund”)	37	96
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Seix U.S. Government Securities Ultra-Short Bond Fund”)	40	100
Virtus Seix U.S. Mortgage Fund (“Seix U.S. Mortgage Fund”)	43	104
Virtus Seix Ultra-Short Bond Fund (“Seix Ultra-Short Bond Fund”)	46	106
Virtus Seix Virginia Intermediate Municipal Bond Fund (“Seix Virginia Intermediate Municipal Bond Fund”)	49	109
Statements of Assets and Liabilities		111
Statements of Operations		120
Statements of Changes in Net Assets		128
Financial Highlights		141
Notes to Financial Statements		150
Report of Independent Registered Public Accounting Firm		179
Tax Information Notice		180
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		181
Fund Management Tables		187
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended December 31, 2018.
U.S. economic growth and strong corporate earnings were consistent themes for much of 2018, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears ushered in the return of volatility after being conspicuously absent for more than a year. At the same time, the persistent strength of the economy moved the Federal Reserve to hike interest rates four times during 2018, ending at 2.50% as of December 20, the highest level in more than a decade. Volatility spiked dramatically in December amid investor fears of rising interest rates and a potential global growth slowdown.
Despite a positive start to 2018, world equity markets turned negative in the last few months of the year, giving back their gains from the previous nine months. For the 12 months ended December 31, 2018, U.S. large-cap stocks, as measured by the S& P 500® Index, declined 4.38%, while small-cap stocks lost 11.01%, as measured by the Russell 2000® Index. Internationally, developed markets were down 13.79%, as measured by the MSCI EAFE® Index (net), while emerging markets declined 14.58%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury steadily climbed, to reach 2.69% at December 31, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was flat, with a return of 0.01% for the 12 months. Non-investment grade bonds slipped into negative territory and declined 2.08%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
February 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended December 31, 2018.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,016.00	0.64%	$ 3.25
	Class I	1,000.00	1,015.80	0.50	2.54
	Class R	1,000.00	1,014.70	0.91	4.62
	Class R6	1,000.00	1,016.30	0.36	1.83
Seix Corporate Bond Fund
	Class A	1,000.00	998.70	0.95	4.79
	Class C	1,000.00	995.10	1.65	8.30
	Class I	1,000.00	999.80	0.70	3.53
Seix Floating Rate High Income Fund
	Class A	1,000.00	982.20	0.94	4.70
	Class C	1,000.00	979.30	1.52	7.58
	Class I	1,000.00	983.80	0.62	3.10
	Class R6	1,000.00	983.10	0.52	2.60
Seix Georgia Tax-Exempt Bond Fund
	Class A	1,000.00	1,009.70	0.75	3.80
	Class I	1,000.00	1,010.20	0.65	3.29
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,012.60	0.79	4.01
	Class I	1,000.00	1,013.40	0.65	3.30
Seix High Income Fund
	Class A	1,000.00	961.00	1.03	5.09
	Class I	1,000.00	962.00	0.80	3.96
	Class R	1,000.00	960.10	1.22	6.03
	Class R6	1,000.00	962.80	0.64	3.17
Seix High Yield Fund
	Class A	1,000.00	980.50	0.82	4.09
	Class I	1,000.00	981.40	0.64	3.20
	Class R	1,000.00	979.40	1.04	5.19
	Class R6	1,000.00	980.70	0.53	2.65
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,012.10	0.79	4.01
	Class I	1,000.00	1,012.00	0.64	3.25
Seix North Carolina Tax-Exempt Bond Fund
	Class A	1,000.00	1,010.10	0.80	4.05
	Class I	1,000.00	1,010.80	0.65	3.29

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Short-Term Bond Fund
	Class A	$1,000.00	$1,011.50	0.80%	$4.06
	Class C	1,000.00	1,008.70	1.57	7.95
	Class I	1,000.00	1,012.50	0.60	3.04
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,009.50	0.65	3.29
	Class I	1,000.00	1,010.40	0.48	2.43
Seix Total Return Bond Fund
	Class A	1,000.00	1,013.60	0.70	3.55
	Class I	1,000.00	1,014.00	0.46	2.34
	Class R	1,000.00	1,011.80	0.89	4.51
	Class R6	1,000.00	1,014.80	0.31	1.57
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A**	1,000.00	1,007.90	0.63	2.76
	Class I	1,000.00	1,010.10	0.41	2.08
	Class R6	1,000.00	1,009.90	0.26	1.32
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,015.90	0.90	4.57
	Class C	1,000.00	1,012.00	1.65	8.37
	Class I	1,000.00	1,016.90	0.70	3.56
Seix Ultra-Short Bond Fund
	Class A**	1,000.00	1,004.80	0.65	2.86
	Class I	1,000.00	1,007.30	0.40	2.02
Seix Virginia Intermediate Municipal Bond Fund
	Class A	1,000.00	1,011.90	0.79	4.01
	Class I	1,000.00	1,012.60	0.65	3.30

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	July 23, 2018, is the date the Class started accruing expenses. Expenses are equal to the Fund Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (159) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.98	0.64%	$ 3.26
	Class I	1,000.00	1,022.68	0.50	2.55
	Class R	1,000.00	1,020.62	0.91	4.63
	Class R6	1,000.00	1,023.39	0.36	1.84

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Corporate Bond Fund
	Class A	$1,000.00	$1,020.42	0.95%	$4.84
	Class C	1,000.00	1,016.89	1.65	8.39
	Class I	1,000.00	1,021.68	0.70	3.57
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,020.47	0.94	4.79
	Class C	1,000.00	1,017.54	1.52	7.73
	Class I	1,000.00	1,022.08	0.62	3.16
	Class R6	1,000.00	1,022.58	0.52	2.65
Seix Georgia Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.42	0.75	3.82
	Class I	1,000.00	1,021.93	0.65	3.31
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.22	0.79	4.02
	Class I	1,000.00	1,021.93	0.65	3.31
Seix High Income Fund
	Class A	1,000.00	1,020.01	1.03	5.24
	Class I	1,000.00	1,021.17	0.80	4.08
	Class R	1,000.00	1,019.06	1.22	6.21
	Class R6	1,000.00	1,021.98	0.64	3.26
Seix High Yield Fund
	Class A	1,000.00	1,021.07	0.82	4.18
	Class I	1,000.00	1,021.98	0.64	3.26
	Class R	1,000.00	1,019.96	1.04	5.30
	Class R6	1,000.00	1,022.53	0.53	2.70
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.22	0.79	4.02
	Class I	1,000.00	1,021.98	0.64	3.26
Seix North Carolina Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.17	0.80	4.08
	Class I	1,000.00	1,021.93	0.65	3.31
Seix Short-Term Bond Fund
	Class A	1,000.00	1,021.17	0.80	4.08
	Class C	1,000.00	1,017.29	1.57	7.98
	Class I	1,000.00	1,022.18	0.60	3.06
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,021.93	0.65	3.31
	Class I	1,000.00	1,022.79	0.48	2.45
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.68	0.70	3.57
	Class I	1,000.00	1,022.89	0.46	2.35
	Class R	1,000.00	1,020.72	0.89	4.53
	Class R6	1,000.00	1,023.64	0.31	1.58
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,022.03	0.63	3.21
	Class I	1,000.00	1,023.14	0.41	2.09
	Class R6	1,000.00	1,023.89	0.26	1.33
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,020.67	0.90	4.58
	Class C	1,000.00	1,016.89	1.65	8.39
	Class I	1,000.00	1,021.68	0.70	3.57
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.93	0.65	3.31
	Class I	1,000.00	1,023.19	0.40	2.04

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Seix Virginia Intermediate Municipal Bond Fund
	Class A	$1,000.00	$1,021.22	0.79%	$4.02
	Class I	1,000.00	1,021.93	0.65	3.31

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2018
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (ABS)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index
The Bloomberg Barclays 1-3 Yr. U.S. Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 1 to 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index
The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index is comprised of all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 6 months and more than 3 months, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index
The Bloomberg Barclays Municipal 1-15 Yr Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays Municipal Bond 1-5 Year Index
The Bloomberg Barclays Municipal Bond 1-5 Year Index is a market capitalization-weighted index of investment grade tax-exempt municipal bonds with maturities of 1-5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index
The Bloomberg Barclays U.S. Corporate Investment Grade Bond Index measures performance of investment grade corporate bond funds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Mortgage Backed Securities Index
The Bloomberg Barclays U.S. Mortgage Backed Securities Index measures agency mortgage-backed pass through securities (fixed-rate and hybrid adjustable-rate mortgages) issued by Government National Mortgage Association (GNMA or Ginnie Mae), Federal National Mortgage Association (FNMA or Fannie Mae), and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index
The Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Municipal Bond Index
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) December 31, 2018
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
Custodial Receipt
A custodial receipt is an ownership interest in receipt form representing a security held by a custodian or transfer agent.
Earnings before interest, tax, depreciation, and amortization (EBITDA)
A measurement of a company’s operating performance, which is derived from the information presented in the company’s income statement and excludes the impacts of expenses that result from other than operating decisions, such as interest expenses (a financing decision), tax rates (a governmental decision), and/or depreciation and amortization (accounting decisions).
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Gross Domestic Product (GDP)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
ICE BofAML U.S. High Yield BB-B Constrained Index
The ICE BofAML U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (MBS)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Municipal Market Data-Line®
The Municipal Market Data-Line®, which is published by Thomsen Reuters, provides proprietary indicative yield curves for the U.S. domestic municipal bond market on a daily basis, as well as intra-day indications of probable movement on those daily yield curves and certain other information relating to the U.S. domestic municipal bond market.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) December 31, 2018
Payment-in-Kind Security (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Quantitative Easing (“QE”)
An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity. Quantitative easing is considered when short-term interest rates are at or approaching zero, and does not involve the printing of new banknotes.
Quantitative Tightening (“QT”)
An unconventional monetary policy in which a central bank seeks to avoid increasing inflation by making it more expensive to borrow money and thereby reduce demand for goods and services in the economy. Quantitative tightening strategies used by a central bank may include holding its current portfolio of bonds until maturity and not buying new bonds, selling its current portfolio of bonds, and/or increasing prime interest rates.
Real Estate Mortgage Investment Conduit (REMIC)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Securitized Assets
Assets that have been packaged into pools so that payments made by individual borrowers of both interest and principal on certain secured debt may be in effect “passed through” to investors, net of any fees paid to the issuer or guarantor of the securities. Typical examples of securitized assets are mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets.
Tax Cuts and Jobs Act of 2017 (TCJA)
The Tax Cuts and Jobs Act, which became law in December 2017, provides the first major overhaul of the U.S. federal tax code since 1986. The TCJA modifies tax rates, policies, credits, and deductions for individuals and businesses.
When-issued and Forward Commitments (Delayed Delivery)
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: STGIX
Class I: STIGX
Class R: SCIGX
Class R6: STGZX
Seix Core Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -0.28%, Class I shares at NAV returned -0.14%, Class R shares at NAV returned -0.54%, and Class R6 Shares at NAV returned -0.02%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.01%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end (shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
The higher volatility backdrop produced an environment in which higher risk assets underperformed lower risk assets. Excess return refers to the difference in return – positive or negative – between a certain fixed income sector and a risk-free asset, in this case U.S. Treasuries, of the same duration. Within the investment grade spread sectors of corporate bonds and securitized assets, corporate credit risk underperformed the most, delivering -3.15% of excess return as spreads (additional yield above U.S. Treasuries to compensate for the risk) ended the year about 0.60% wider. The government-related sector, residential mortgage-backed sector (RMBS), and commercial mortgage-backed sector (CMBS) generated -0.79%, -0.59%, and -0.39% of excess return, respectively, for 2018, as the spread widening among these higher quality sectors was less severe than was experienced in the corporate bond market.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark index for the 12 months ended December 31, 2018. The Fund benefitted from being underweight in the primary spread sectors of corporate bonds and securitized assets, which had negative excess returns for the period, and overweight in U.S. government securities. However, security selection within the primary spread sectors modestly offset these asset allocation gains, primarily in certain metals/mining and automotive names.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
U.S. Government Securities: U.S. government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Core Bond Fund
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
U.S. Government Securities		57%
Mortgage-Backed Securities		26
Agency	20%
Non-Agency	6
Corporate Bonds and Notes		12
Financials	5
Energy	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Credit Card	4
Other	1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Core Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-0.28%	2.30%	3.20%	—%	—
Class A Shares at POP[3,4]	-4.02	1.52	2.80	—	—
Class I Shares at NAV[2]	-0.14	2.47	3.44	—	—
Class R Shares at NAV[2]	-0.54	2.05	—	2.64	7/31/09
Class R6 Shares at NAV[2]	-0.02	—	—	1.62	8/3/15
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 0.89%, Net 0.64%; I Shares: Gross 0.62%, Net 0.50%; R Shares: Gross 1.09%, Net 0.91%; R6 Shares: Gross 0.47%, Net 0.36%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 3.31% since inception of Class R shares and 1.72% since inception of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SAINX
Class C: STIFX
Class I: STICX
Seix Corporate Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -3.90%, Class C shares at NAV returned -4.61%, and Class I shares at NAV returned -3.81%. For the same period, the Bloomberg Barclays U.S. Corporate Investment Grade Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned -2.51%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end (shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
The higher volatility backdrop produced an environment in which higher risk assets underperformed lower risk assets. Excess return refers to the difference in return – positive or negative – between a certain fixed income sector and a risk-free asset, in this case U.S. Treasuries, of the same duration. Within the investment grade spread sectors of corporate bonds and securitized assets, corporate credit risk underperformed the most, delivering -3.15% of excess return as spreads (additional yield above U.S. Treasuries to compensate for the risk) ended the year about 0.60% wider. The government-related sector, residential mortgage-backed sector (RMBS), and commercial mortgage-backed sector (CMBS) generated -0.79%, -0.59%, and -0.39% of excess return, respectively, for 2018, as the spread widening among these higher quality sectors was less severe than was experienced in the corporate bond market.
Unlike prior years, in which lower quality exposure performed best, in 2018 higher quality bonds outperformed. The lowest-rated triple-B securities underperformed the most. Among investment grade credit sectors, financial sector exposure was the outperformer, with -2.62% of excess return. The industrial sector delivered -3.34% of excess return, while the utility sector suffered -3.94% of excess return.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark index for the 12 months ended December 31, 2018. The main detractors from performance were security selection in the energy sector, specifically within the midstream subsector, and an overweight allocation to the oilfield services subsector. An allocation to U.S. Treasury securities and an overlay short position on the high yield sector were the primary contributors to relative performance for the year.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Corporate Bond Fund
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Corporate Bonds and Notes		96%
Financials	22%
Energy	22
Industrials	10
Consumer Discretionary	7
Utilities	7
Information Technology	6
Health Care	6
All other Corporate Bonds and Notes	16
U.S. Government Security		3
Short-Term Investment		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Corporate Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	-3.90%	3.11%	4.71%
Class A Shares at POP[3,4]	-7.51	2.32	4.31
Class C Shares at NAV and with CDSC[2,4]	-4.61	2.40	4.00
Class I Shares at NAV[2]	-3.81	3.38	5.01
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	-2.51	3.28	5.92
Fund Expense Ratios[5]: A Shares: Gross 1.50%, Net 0.95%; C Shares: Gross 2.22%, Net 1.65%; I Shares: Gross 1.25%, Net 0.70%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SFRAX
Class C: SFRCX
Class I: SAMBX
Class R6: SFRZX
Seix Floating Rate High Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of attempting to provide a high level of current income. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -0.11%, Class C shares at NAV returned -0.68%, Class I shares at NAV returned 0.22%, and Class R6 Shares at NAV returned 0.20%. For the same period, the Credit Suisse Leveraged Loan Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.14%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The end of 2018 presented a difficult market environment as the capital markets selloff made its way to leveraged loans. Loans got tangled within the broad risk-off market sentiment, declining 2.8% in December 2018. This was the worst monthly return since August 2011, and it reversed most of the year’s performance. For 2018, the Credit Suisse Leveraged Loan Index returned 1.14%, which was the lowest calendar year return since 2015. As a result, leveraged loan prices fell several points.
Leveraged loans also contended with large fund outflows amid revised interest rate expectations and negative headlines. The two largest weekly outflows ever recorded were during the last two weeks of December ($3.3 billion out the week of 12/19 and $3.5 billion out the week of 12/26). The positive fund flow sentiment experienced in the first three quarters was reversed in the fourth quarter. While more than $11 billion came into the leveraged loan market through October 2018, $14 billion came out in the fourth quarter, for a total net 2018 outflow of $3 billion.
The selloff was driven by market technical factors, while corporate fundamentals remained consistent. As global gross domestic product (GDP) remained positive, companies were able to post earnings with solid earnings before interest, tax, depreciation, and amortization (EBITDA) growth and cash flows. Interest rates, albeit gradually rising, remained at historical lows. This provided an attractive backdrop for continued new issue and/or refinancing activity. Primary issuance within leveraged loans was about $430 billion in 2018, while collateralized loan obligation (CLO) formation for the year hit a record net volume of $130 billion. Default activity remained benign in the asset class.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Credit Suisse Leveraged Loan Index for the 12 months ended December 31, 2018. Our rigorous individual credit research analysis aimed to take advantage of attractive risk/reward valuation opportunities created by the recent market volatility. Additionally, we continued to be overweight higher quality loans, consistent with our fundamentally oriented investment philosophy.
Positive contributors during the 12 months included security selection in financials, as well as an overweight to the sector. Despite negative headline risk, retail was one of the best performing sectors during the year, with both security selection and an underweight in the sector aiding results. Positive security selection in utilities also benefited Fund returns.
Detractors from relative returns included the Fund’s exposure to the telecom sector, negative security selection in diversified media, and the Fund’s 2.6% cash position.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Leveraged Loans		98%
Media / Telecom - Cable/Wireless Video	9%
Healthcare	8
Chemicals	7
Information Technology	7
Financial	7
Service	7
Media / Telecom - Diversified Media	7
All other Leveraged Loans	46
Corporate Bonds and Notes		1
Common Stocks		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Floating Rate High Income Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-0.11%	2.57%	6.65%	—%	—
Class A Shares at POP[3,4]	-2.85	2.00	6.35	—	—
Class C Shares at NAV and with CDSC[2,4]	-0.68	1.97	5.99	—	—
Class I Shares at NAV[2]	0.22	2.88	6.98	—	—
Class R6 Shares at NAV[2]	0.20	—	—	3.51	2/1/15
Credit Suisse Leveraged Loan Index	1.14	3.33	8.30	3.65 [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.00%, Net 0.96%; C Shares: Gross 1.66%, Net 1.54%; I Shares: Gross 0.74%, Net 0.64%; R6 Shares: Gross 0.64%, Net 0.54%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SGTEX
Class I: SGATX
Seix Georgia Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.38% and Class I shares at NAV returned 0.47%. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with maturities between 17 and 22 years, and security selection in the 10-year area assisted Fund performance relative to the index for the 12 months ended December 31, 2018. Security selection of bonds with more than 22 years to maturity, and an underweight of bonds with maturities between one and 10 years were detractors.
Relative to the index, overweights to the education and special tax sectors positively impacted performance, while security selection in the electric sector and an underweight to state and local general obligation bonds were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Georgia Tax-Exempt Bond Fund
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds		95%
General Revenue	31%
Healthcare Revenue	13
Water & Sewer Revenue	13
General Obligation	12
Tax Allocation Revenue	11
Transportation Revenue	6
Electric Revenue	4
All other Municipal Bonds	5
Short-Term Investment		5
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Georgia Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.38%	3.30%	4.10%
Class A Shares at POP[3,4]	-2.38	2.72	3.81
Class I Shares at NAV[2]	0.47	3.40	4.22
Bloomberg Barclays U.S. Municipal Bond Index	1.28	3.82	4.85
Fund Expense Ratios[5]: A Shares: Gross 1.01%, Net 0.76%; I Shares: Gross 0.86%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SFLTX
Class I: SCFTX
Seix High Grade Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.44% and Class I shares at NAV returned 0.67%. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with 17-year and longer final maturities assisted Fund performance relative to the index for the 12 months ended December 31, 2018. An underweight of three- and seven-year securities was a detractor.
Relative to the index, overweights to the water/sewer and special tax sectors positively impacted performance, while security selection in transportation and leasing bonds was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds	98%
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix High Grade Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.44%	3.94%	5.20%
Class A Shares at POP[3,4]	-2.32	3.36	4.91
Class I Shares at NAV[2]	0.67	4.11	5.37
Bloomberg Barclays U.S. Municipal Bond Index	1.28	3.82	4.85
Fund Expense Ratios[5]: A Shares: Gross 0.97%, Net 0.77%; I Shares: Gross 0.87%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SAHIX
Class I: STHTX
Class R: STHIX
Class R6: STHZX
Seix High Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking high current income and, secondarily, total return (comprised of capital appreciation and income). There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -3.42%, Class I shares at NAV returned -3.20%, Class R shares at NAV returned -3.59%, and Class R6 Shares at NAV returned -3.05%. For the same period, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned -2.08%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The return of the Bloomberg Barclays U.S. Corporate High Yield Bond Index for the full year 2018 was -2.08%. Through the third quarter, the index posted a positive return of 2.57%, with BB-, B-, and CCC-rated bonds up 0.51%, 3.17%, and 5.99%, respectively. BBs lagged as U.S. Treasury rates rose early in the year.
These gains were relinquished in the fourth quarter of 2018, when the overall environment turned negative on credit. For the quarter, the S&P 500® Index dropped 13.52%, while the Bloomberg Barclays U.S. Corporate High Yield Bond Index was down a less steep 4.53% and lower quality bonds underperformed. For the year as a whole, B-rated bonds were in the sweet spot, and decreased only 1.31% compared to losses of 2.41% for BBs and 3.84% for CCCs. Contributing to the risk averse sentiment late in the year were concerns about global economic growth, a possibly inflexible U.S. monetary policy, uncertainty about trade, and a drop in oil prices.
With spreads compared to Treasuries near their lowest level in a decade prior to the fourth quarter, the perception was that high yield was fully valued. As a result, demand was lackluster and mutual funds were in net redemptions for the full year, with a record level of outflows in the fourth quarter. Issuance adjusted to the reduced demand, and net new high yield issuance, at -$43.1 billion, turned negative for the first time since 2008. December was the first month since November 2008 that no new high yield bonds came to market. With the yield on the Bloomberg Barclays U.S. Corporate High Yield Bond Index rising from 5.72% to 7.95% over the course of the year, and the spread versus Treasuries increasing from 3.43% to 5.23% basis points, high yield ended the year appearing more attractive compared to alternatives than it had earlier in 2018.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark index for the 12 months ended December 31, 2018.
Detractors from relative performance included unfavorable security selection in retail and finance, specifically a mortgage servicer. An overweighting to energy and underweightings in broadcasting and health care also hindered relative returns.
Partially offsetting the negative factors were favorable security selection in energy, both exploration & production companies and service providers; transportation, especially airlines and auto parts manufacturers; and technology. The Fund also benefited from its modest cash position in a falling market, and from an overweight in cable.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Corporate Bonds and Notes		93%
Communication Services	18%
Energy	16
Financials	12
Consumer Discretionary	12
Industrials	9
Health Care	7
Real Estate	5
All other Corporate Bonds and Notes	14
Leveraged Loans		6
Common Stocks		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix High Income Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-3.42%	2.90%	10.60%	—%	—
Class A Shares at POP[3,4]	-7.04	2.12	10.18	—	—
Class I Shares at NAV[2]	-3.20	3.13	10.87	—	—
Class R Shares at NAV[2]	-3.59	2.73	—	7.44	7/31/09
Class R6 Shares at NAV[2]	-3.05	—	—	2.75	8/1/14
Bloomberg Barclays U.S. Corporate High Yield Bond Index	-2.08	3.83	11.12	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.18%, Net 1.04%; I Shares: Gross 0.91%, Net 0.81%; R Shares: Gross 1.32%, Net 1.23%; R6 Shares: Gross 0.76%, Net 0.65%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 8.05% since inception of Class R shares and 3.54% since inception of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: HYPSX
Class I: SAMHX
Class R: HYLSX
Class R6: HYIZX
Seix High Yield Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking high income and, secondarily, capital appreciation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -2.07%, Class I shares at NAV returned -1.70%, Class R shares at NAV returned -2.10%, and Class R6 Shares at NAV returned -1.74%. For the same period, the ICE BofAML U.S. High Yield BB-B Constrained Index, the Fund’s style-specific benchmark appropriate for comparison, returned -2.04%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The return of the ICE BofAML US High Yield BB-B Constrained Index for the full year 2018 was -2.04%. Through the third quarter, the index posted a positive return of 1.90%, with BB- and B-rated bonds up 0.50% and 3.36%, respectively. BBs lagged as U.S. Treasury rates rose early in the year.
These gains were relinquished in the fourth quarter of 2018, when the overall environment turned negative on credit. For the quarter, the S&P 500® Index dropped 13.52%, while the ICE BofAML US High Yield BB-B Constrained Index was down a less steep 3.86% and lower quality bonds underperformed. For the year as a whole, B-rated bonds were in the sweet spot, and decreased only 1.72% compared to a loss of 2.56% for BBs. Contributing to the risk averse sentiment late in the year were concerns about global economic growth, a possibly inflexible U.S. monetary policy, uncertainty about trade, and a drop in oil prices.
With spreads compared to Treasuries near their lowest level in a decade prior to the fourth quarter, the perception was that high yield was fully valued. As a result, demand was lackluster and mutual funds were in net redemptions for the full year, with a record level of outflows in the fourth quarter. Issuance adjusted to the reduced demand, and net new high yield issuance, at -$43.1 billion, turned negative for the first time since 2008. December was the first month since November 2008 that no new high yield bonds came to market. With the yield on the ICE BofAML US High Yield BB-B Constrained Index rising from 5.00% to 7.14% over the course of the year, and the spread versus Treasuries increasing from 2.80% to 4.59%, high yield ended the year appearing more attractive compared to alternatives than it had earlier in 2018.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark index for Class I and Class R6 for the 12 months ended December 31, 2018.
Positive contributors to relative performance included overweight positions in cable and energy. Favorable security selection also contributed, particularly in the following sectors:
•	Cable – both satellite and cable providers
•	Energy – especially service providers
•	Finance – consumer finance and mortgage services
•	Chemicals, retail, service, and technology
Partially offsetting the positive factors were unfavorable security selection in metals & mining, homebuilders, and healthcare, as well as an underweight in broadcasting.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Corporate Bonds and Notes		94%
Communication Services	19%
Energy	14
Consumer Discretionary	13
Financials	12
Health Care	9
Industrials	8
Materials	5
All other Corporate Bonds and Notes	14
Leveraged Loans		6
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix High Yield Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-2.07%	2.80%	8.35%	—%	—
Class A Shares at POP[3,4]	-5.74	2.01	7.94	—	—
Class I Shares at NAV[2]	-1.70	3.02	8.57	—	—
Class R Shares at NAV[2]	-2.10	2.61	—	6.11	7/31/09
Class R6 Shares at NAV[2]	-1.74	—	—	3.85	8/1/16
ICE BofAML U.S. High Yield BB-B Constrained Index	-2.04	3.88	9.99	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.00%, Net 0.83%; I Shares: Gross 0.77%, Net 0.65%; R Shares: Gross 1.23%, Net 1.05%; R6 Shares: Gross 0.66%, Net 0.54%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 7.48% since inception of Class R shares and 3.57% since inception of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SISIX
Class I: STTBX
Seix Investment Grade Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.45% and Class I shares at NAV returned 0.60%. For the same period, the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.58%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with 20-year and longer final maturities assisted Fund performance relative to the index for the 12 months ended December 31, 2018. An underweight of four- to 12-year securities was a detractor.
Relative to the index, overweights to the water/sewer and special tax sectors positively impacted performance, while an underweight to local general obligation bonds, as well as security selection in the transportation sector, were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds	98%
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Investment Grade Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.45%	2.61%	3.83%
Class A Shares at POP[3,4]	-2.31	2.04	3.54
Class I Shares at NAV[2]	0.60	2.75	4.02
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index	1.58	3.00	3.90
Fund Expense Ratios[5]: A Shares: Gross 1.02%, Net 0.76%; I Shares: Gross 0.82%, Net 0.61%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SNCIX
Class I: CNCFX
Seix North Carolina Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is non-diversified and has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -0.52% and Class I shares at NAV returned -0.37%. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with maturities between 12 and 17 years, and security selection in the four- to six-year area assisted Fund performance relative to the index for the 12 months ended December 31, 2018. Security selection in the 20-year area and an overweight of bonds with maturities greater than 22 years at the beginning of the year were detractors.
Relative to the index, overweights to the transportation and education sectors positively impacted performance, while security selection in the electric and hospitals sectors was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix North Carolina Tax-Exempt Bond Fund
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds		91%
General Revenue	25%
Transportation Revenue	20
Healthcare Revenue	12
General Obligation	11
Water & Sewer Revenue	9
Pre-Refunded	9
Lease Revenue	5
Short-Term Investment		9
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix North Carolina Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	-0.52%	3.01%	3.89%
Class A Shares at POP[3,4]	-3.26	2.43	3.61
Class I Shares at NAV[2]	-0.37	3.16	4.05
Bloomberg Barclays U.S. Municipal Bond Index	1.28	3.82	4.85
Fund Expense Ratios[5]: A Shares: Gross 1.16%, Net 0.81%; I Shares: Gross 1.11%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: STSBX
Class C: SCBSX
Class I: SSBTX
Seix Short-Term Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.81%, Class C shares at NAV returned 0.14%, and Class I shares at NAV returned 1.11%. For the same period, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.60%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end (shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
The higher volatility backdrop produced an environment in which higher risk assets underperformed lower risk assets. Excess return refers to the difference in return – positive or negative – between a certain fixed income sector and a risk-free asset, in this case U.S. Treasuries, of the same duration. Within the investment grade spread sectors of corporate bonds and securitized assets, corporate credit risk underperformed the most, delivering -3.15% of excess return as spreads (additional yield above U.S. Treasuries to compensate for the risk) ended the year about 0.60% wider. The government-related sector, residential mortgage-backed sector (RMBS), and commercial mortgage-backed sector (CMBS) generated -0.79%, -0.59%, and -0.39% of excess return, respectively, for 2018, as the spread widening among these higher quality sectors was less severe than was experienced in the corporate bond market.
Short-term corporate credit underperformed in 2018 as the recent tax reform permitted the repatriation of cash from overseas subsidiaries at more attractive tax rates. For many years, this cash was invested in short-term investment grade credit, offering consistent support to spreads in this area. Short securitized exposure outperformed, as it was less impacted by the tax repatriation flows. The higher quality nature of this sector also contributed to its better performance relative to corporate credit risk.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark index for the 12 months ended December 31, 2018. Relative performance benefitted from significant exposure to securitized asset classes. However, security selection within corporate bonds made a negative contribution to returns. Despite the Fund reaching an underweight position in credit by the end of the year, it was not early enough to positively impact returns for the full calendar year.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Short-Term Bond Fund
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
U.S. Government Securities: U.S. government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
U.S. Government Securities		57%
Corporate Bonds and Notes		23
Financials	7%
Consumer Discretionary	4
Utilities	4
Materials	2
Consumer Staples	2
Industrials	1
Health Care	1
All other Corporate Bonds and Notes	2
Mortgage-Backed Securities		15
Asset-Backed Securities		5
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Short-Term Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.81%	0.51%	1.81%
Class A Shares at POP[3,4]	-1.46	0.05	1.58
Class C Shares at NAV and with CDSC[2,4]	0.14	-0.09	1.12
Class I Shares at NAV[2]	1.11	0.69	2.03
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	1.60	1.03	1.52
Fund Expense Ratios[5]: A Shares: Gross 1.53%, Net 0.80%; C Shares: Gross 2.35%, Net 1.57%; I Shares: Gross 1.35%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SMMAX
Class I: CMDTX
Seix Short-Term Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 1.10% and Class I shares at NAV returned 1.37%. For the same period, the Bloomberg Barclays Municipal Bond 1-5 Year Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.77%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with final maturities of less than one year and of six years and longer assisted
Fund performance relative to the index for the 12 months ended December 31, 2018. An underweight of two- to four-year securities was a detractor.
Relative to the index, overweights to the transportation, lease, and special tax sectors positively impacted performance, while underweights to the water/sewer and pre-refunded sectors were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Short-Term Municipal Bond Fund
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds	90%
Short-Term Investment	10
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Short-Term Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	1.10%	0.67%	2.85%
Class A Shares at POP[3,4]	-1.18	0.21	2.62
Class I Shares at NAV[2]	1.37	0.83	3.01
Bloomberg Barclays Municipal Bond 1-5 Year Index	1.77	1.19	1.96
Fund Expense Ratios[5]: A Shares: Gross 1.01%, Net 0.66%; I Shares: Gross 0.83%, Net 0.49%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: CBPSX
Class I: SAMFX
Class R: SCBLX
Class R6: SAMZX
Seix Total Return Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -0.48%, Class I shares at NAV returned -0.32%, Class R shares at NAV returned -0.79%, and Class R6 Shares at NAV returned -0.17%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.01%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end (shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
The higher volatility backdrop produced an environment in which higher risk assets underperformed lower risk assets. Excess return refers to the difference in return – positive or negative – between a certain fixed income sector and a risk-free asset, in this case U.S. Treasuries, of the same duration. Within the investment grade spread sectors of corporate bonds and securitized assets, corporate credit risk underperformed the most, delivering -3.15% of excess return as spreads ended the year about 0.60% wider. The government-related sector, residential mortgage-backed sector (RMBS), and commercial mortgage-backed sector (CMBS) generated -0.79%, -0.59%, and -0.39% of excess return, respectively, for 2018, as the spread (additional yield above U.S. Treasuries to compensate for the risk) widening among these higher quality sectors was less severe than was experienced in the corporate bond market.
What factors affected the Fund’s performance during its fiscal year?
The Fund benefitted from being underweight to the primary spread sectors, given their negative excess returns for the 12 months ended December 31, 2018.
Security selection within the primary spread sectors modestly offset these asset allocation gains.
The out-of-index sectors, also referred to as plus sectors, made a net negative contribution to relative performance. The Fund’s allocations to securitized asset strategies and corporate credit strategies were positive for performance. However, they were offset by negative contributions from security selection within the securitized sleeve and within corporate bonds, primarily metals/mining and oilfield service names.
The Fund’s position in high yield credit was neutral for relative returns over the course of the year. Emerging market bond exposure, particularly in Argentina, was a detractor, though the underperformance was limited to the first quarter of 2018. Foreign currency strategies were a positive contributor, and credit default swap strategies also contributed to performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets,
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Total Return Bond Fund
involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
U.S. Government Securities		57%
Mortgage-Backed Securities		25
Agency	20%
Non-Agency	5
Corporate Bonds and Notes		13
Financials	5
Energy	3
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Credit Card	4
Other	1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Total Return Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-0.48%	2.13%	3.39%	—%	—
Class A Shares at POP[3,4]	-4.21	1.35	3.00	—	—
Class I Shares at NAV[2]	-0.32	2.37	3.67	—	—
Class R Shares at NAV[2]	-0.79	1.80	—	3.08	2/13/09
Class R6 Shares at NAV[2]	-0.17	—	—	1.75	8/1/14
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 0.98%, Net 0.70%; I Shares: Gross 0.57%, Net 0.46%; R Shares: Gross 0.93%, Net 0.93%; R6 Shares: Gross 0.43%, Net 0.31%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 3.58% since inception of Class R shares and 1.97% since inception of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SSAGX
Class I: SIGVX
Class R6: SIGZX
Seix U.S. Government Securities Ultra-Short Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize current income consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV from July 24, 2018 (inception date) returned 0.79%*, Class I shares at NAV returned 1.73%†, and Class R6 Shares at NAV returned 1.88%. For the same period, the Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.92%.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 42.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end (shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
Despite the continued Fed tightening cycle, ultra-short funds offered some of the best returns in the broader credit market universe. The sector successfully navigated modestly higher rates and wider spreads, as higher risk sectors underperformed lower risk assets. A brief but intense increase in net U.S. Treasury bill issuance in the first quarter of 2018 led to some stress in short-term funding markets. But conditions improved over the balance of the year. Even the stress witnessed across all markets in the fourth quarter failed to rekindle the early-year difficulties that the short-term funding markets experienced.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed its benchmark index for the 12 months ended December 31, 2018. The primary detractor from relative performance was the additional coupon income derived from an allocation to the securitized sector. The securitized sector primarily included U.S. Agency mortgage-backed securities (MBS), and U.S. Agency commercial mortgage-backed securities (CMBS). Partially offsetting this additional coupon income were slightly wider spreads in these securitized sectors relative to U.S. Treasuries, generating a modest detractor from relative annual performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
U.S. Government Guarantees: U.S. Government guarantees apply only to the underlying securities of a fund’s portfolio and not a fund’s shares.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix U.S. Government Securities Ultra-Short Bond Fund
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Mortgage-Backed Securities		85%
Agency	85%
U.S. Government Securities		12
Short-Term Investment		2
Asset-Backed Security		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix U.S. Government Securities Ultra-Short Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	—%	—%	—%	0.79%	7/24/2018
Class I Shares at NAV[2]	1.73 [3]	0.91	1.46	—	—
Class R6 Shares at NAV[2]	1.88	—	—	1.53	8/1/16
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index	1.92	0.69	0.45	— [4]	—
Fund Expense Ratios[5]: A Shares: Gross 0.75%, Net 0.67%; I Shares: Gross 0.50%, Net 0.42%; R6 Shares: Gross 0.38%, Net 0.27%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	The index returned 0.97% since inception of Class A shares and 1.22% since inception of Class R6 shares.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class I shares including any applicable sales charges or fees. The performance of the other share classes may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SLTMX
Class C: SCLFX
Class I: SLMTX
Seix U.S. Mortgage Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is non-diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.31%, Class C shares at NAV returned -0.43%, and Class I shares at NAV returned 0.52%. For the same period, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.99%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end
(shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
The higher volatility backdrop produced an environment in which higher risk assets underperformed lower risk assets. Excess return refers to the difference in return – positive or negative – between a certain fixed income sector and a risk-free asset, in this case U.S. Treasuries, of the same duration. Within the investment grade spread sectors of corporate bonds and securitized assets, corporate credit risk underperformed the most, delivering -3.15% of excess return as spreads (additional yield above U.S. Treasuries to compensate for the risk) ended the year about 0.60% wider. The government-related sector, residential mortgage-backed sector (RMBS), and commercial mortgage-backed sector (CMBS) generated -0.79%, -0.59%, and -0.39% of excess return, respectively, for 2018, as the spread widening among these higher quality sectors was less severe than was experienced in the corporate bond market.
When the Fed was a major presence in the market, RMBS securities offered little relative value. But by the fourth quarter of 2018, the Fed was absent and RMBS began a repricing which made the sector more attractive.
Government National Mortgage Association (GNMA, or Ginnie Mae) exposure underperformed conventional Federal National Mortgage Association (FNMA, or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC, or Freddie Mac) securities during the year. Foreign buyers, who typically favor GNMA, stepped back from the market due to higher currency hedging costs. Exposure to agency CMBS offered modest diversification benefits in 2018, as these securities tend to benefit when volatility is on the rise.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark index for the 12 months ended December 31, 2018. Positive contributors included the Fund’s out-of-index allocations to CMBS, agency CMBS, asset-backed securities (ABS) and U.S. Treasuries. However, these positions were offset by negative contributions from an overweight to 30-year 4% RMBS.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
U.S. Government Guarantees: U.S. Government guarantees apply only to the underlying securities of a fund’s portfolio and not a fund’s shares.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix U.S. Mortgage Fund
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Mortgage-Backed Securities		93%
Agency	91%
Non-Agency	2
Short-Term Investment		6
Asset-Backed Security		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix U.S. Mortgage Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.31%	2.23%	2.92%
Class A Shares at POP[3,4]	-1.94	1.77	2.68
Class C Shares at NAV and with CDSC[2,4]	-0.43	1.47	2.12
Class I Shares at NAV[2]	0.52	2.44	3.12
Bloomberg Barclays U.S. Mortgage Backed Securities Index	0.99	2.53	3.11
Fund Expense Ratios[5]: A Shares: Gross 1.89%, Net 0.91%; C Shares: Gross 1.99%, Net 1.66%; I Shares: Gross 1.06%, Net 0.71%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SASSX
Class I: SISSX
Seix Ultra-Short Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize current income consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV from July 24, 2018 (inception date) returned 0.48%* and Class I shares at NAV returned 1.61%. For the same period, the Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.92%.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The Federal Reserve (the Fed) continued its hiking cycle in an effort to remove monetary accommodation and return to a more neutral stance. This saw the Fed raise rates a total of four times in 2018, bringing the target rate to a range of 2.25% to 2.5% by the end of December.
Concurrently, the Fed continued to reduce its balance sheet, a process known as quantitative tightening (QT), as opposed to quantitative easing (QE). Until QT is found to have an adverse effect on the Fed’s dual mandate of maximum employment and price stability, the current plan calls for QT to continue in 2019. After peaking at just over $4.5 trillion, the Fed’s balance sheet ended 2018 at $4.08 trillion. A broad range of estimates anticipates that the Fed’s ultimate goal is a balance of $2.5 to $3.5 trillion. Before the global financial crisis, in contrast, the Fed’s balance sheet was just under $1 trillion.
Interest rates rose during the 12 months as a result of the ongoing tightening cycle, with the front end
(shorter maturities) of the U.S. Treasury yield curve (distribution of bond maturities of equal credit qualities) again being the most impacted. Two-year Treasury yields rose by about 0.60%, while five-, 10- and 30-year yields all rose about 0.30%. This resulted in a flatter yield curve, and by the end of the year, there were periodic, modest inversions (shorter maturity interest rates higher than longer term) between the two-year and the three- and five-year points on the Treasury curve. At the close of 2018, in broad terms the two-, three- and five-year Treasury yields were all near 2.5%, the 10-year was around 2.7% and the 30-year was around 3%.
The year 2018 saw an uptick in volatility, particularly when compared to the record low volatility experienced in 2017. For the most part, investors seemed to view the various risks as mostly idiosyncratic and lacking anything more systemic that could incite additional problems. This was the prevailing market backdrop until the fourth quarter of 2018, when investors became more concerned about the global economic backdrop as well as the potential for overcorrection by central banks.
Despite the continued Fed tightening cycle, ultra-short funds offered some of the best returns in the broader credit market universe. The sector successfully navigated modestly higher rates and wider spreads, as higher risk sectors underperformed lower risk assets. A brief but intense increase in net U.S. Treasury bill issuance in the first quarter of 2018 led to some stress in short-term funding markets. But conditions improved over the balance of the year. Even the stress witnessed across all markets in the fourth quarter failed to rekindle the early-year difficulties that the short-term funding markets experienced.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark index for the 12 months ended December 31, 2018. The primary contributor to relative performance was additional coupon income derived from an allocation to the securitized and corporate sectors. A primary detractor from relative performance was the widening of mortgage and credit spreads relative to U.S. Treasury securities, which mostly occurred in fourth quarter of 2018.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Ultra-Short Bond Fund
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Mortgage-Backed Securities		27%
Agency	21%
Non-Agency	6
U.S. Government Securities		26
Corporate Bonds and Notes		25
Financials	12
Health Care	3
Consumer Discretionary	2
Information Technology	2
Utilities	2
All other Corporate Bonds and Notes	4
Asset-Backed Securities		17
Credit Card	9
Automobiles	6
Student Loan	2
Short-Term Investment		4
Municipal Bond		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Ultra-Short Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	—%	—%	—%	0.48%	7/24/2018
Class I Shares at NAV[2]	1.61	1.10	1.92	—	—
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index	1.92	0.69	0.45	0.97 [3]	—
Fund Expense Ratios[4]: A Shares: Gross 0.87%, Net 0.66%; I Shares: Gross 0.62%, Net 0.41%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	The since inception index return is from the inception date of Class A shares.
[4]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: CVIAX
Class I: CRVTX
Seix Virginia Intermediate Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 0.57% and Class I shares at NAV returned 0.71%. For the same period, the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.58%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Much of 2018 saw the municipal bond market adjusting to changes that resulted from the Tax Cuts and Jobs Act of 2017 (TCJA). Lower corporate tax rates and changes to accounting rules for banks had those institutional investors reducing their allocations to municipal securities. Meanwhile retail investors who live in states with high income tax rates sought to increase their exposures to state-issued securities in response to the cap on state and local tax deductions.
The municipal market was supported by reduced primary issuance and modest demand. Risk premiums remained narrow, making caution prudent and fundamental research indispensable for security selection.
The slope of the AAA-rated municipal bond yield curve steepened, with five-year yields rising 0.26%, while 10- and 30-year yields increased 0.30% and 0.48%, respectively (according to Municipal Market Data-Line®). Total returns generally increased as credit quality declined, while shorter maturities provided the best total return performance along the yield curve. Housing and leasing posted the best relative performance among the larger sectors of the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, as the quest for additional incremental income endured.
What factors affected the Fund’s performance during its fiscal year?
An overweight to bonds with maturities greater than 22 years, and security selection among bonds with maturities between six and 12 years assisted Fund performance relative to the index for the 12 months ended December 31, 2018. Security selection in the 20-year area, and an underweight to bonds with maturities between one and eight years were detractors.
Relative to the index, overweights to the special tax and education sectors positively impacted performance, while an underweight to the electric sector and security selection in the leasing sector were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Virginia Intermediate Municipal Bond Fund
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Municipal Bonds		98%
General Revenue	28%
Water & Sewer Revenue	19
General Obligation	17
Transportation Revenue	16
Healthcare Revenue	7
Pre-Refunded	7
Lease Revenue	4
Short-Term Investment		2
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Virginia Intermediate Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.57%	2.62%	3.28%
Class A Shares at POP[3,4]	-2.20	2.05	3.00
Class I Shares at NAV[2]	0.71	2.73	3.42
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index	1.58	3.00	3.90
Fund Expense Ratios[5]: A Shares: Gross 1.10%, Net 0.80%; I Shares: Gross 0.94%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—56.0%
U.S. Treasury Bond 3.000%, 8/15/48	$ 11,666	$ 11,631
U.S. Treasury Note
1.375%, 4/30/20	10,595	10,431
1.250%, 3/31/21	8,966	8,726
2.750%, 8/15/21	5,792	5,830
1.875%, 7/31/22	24,618	24,108
2.750%, 7/31/23	3,942	3,984
3.125%, 11/15/28	16,093	16,704
Total U.S. Government Securities (Identified Cost $79,688)		81,414

Mortgage-Backed Securities—24.8%
Agency—19.2%
Federal Home Loan Mortgage Corp.
Pool #G08347 4.500%, 6/1/39	90	94
Pool #G05606 4.500%, 7/1/39	546	572
Pool #G08353 4.500%, 7/1/39	115	121
Pool #G08372 4.500%, 11/1/39	342	358
Pool #G60126 4.500%, 11/1/41	33	34
Pool #C04123 4.000%, 7/1/42	628	646
Pool #G60019 4.500%, 3/1/44	656	681
Pool #Q31645 4.000%, 2/1/45	94	96
Pool #Q35611 4.000%, 9/1/45	883	903
Pool #V81992 4.000%, 10/1/45	1,092	1,115
Pool #Q38473 4.000%, 1/1/46	599	611
Pool #G60661 4.000%, 7/1/46	1,999	2,041
Pool #Q53881 4.500%, 1/1/48	899	935
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K151, A3 3.511%, 4/25/30	150	149
Federal National Mortgage Association
Pool #AN9721 3.600%, 7/1/27	195	199
2017-M15, ATS2 3.136%, 11/25/27(1)	630	621
Pool #387885 3.640%, 8/1/28	980	1,001
Pool #109461 3.710%, 8/1/28	459	472
Pool #AN9768 3.730%, 9/1/28	835	842
Pool #AN4045 3.150%, 1/1/29	659	642
Pool #AN4605 3.320%, 2/1/29	370	367
Pool #AN6456 2.860%, 8/1/29	30	28
Pool #AN6444 3.060%, 8/1/29	235	226
	Par Value	Value
Agency—continued
Pool #AN6846 2.930%, 10/1/29	$ 65	$ 62
Pool #AN7049 3.050%, 10/1/29	120	115
Pool #AN6661 3.090%, 10/1/29	655	630
Pool #AN6391 3.110%, 10/1/29	545	525
Pool #AN7081 3.170%, 10/1/29	245	237
Pool #AN7155 3.180%, 10/1/29	65	63
Pool #AN7145 3.030%, 12/1/29	970	926
Pool #AN8184 3.120%, 1/1/30	140	136
Pool #AM7516 3.550%, 2/1/30	210	213
Pool #AM8970 2.870%, 5/1/30	306	293
Pool #AM8738 3.250%, 5/1/30	317	313
Pool #109681 3.770%, 9/1/30	169	174
Pool #AL7497 3.500%, 9/1/40	1,527	1,539
Pool #AW8154 3.500%, 1/1/42	447	450
Pool #AS9571 3.500%, 5/1/42	1,236	1,246
Pool #AL6223 4.500%, 8/1/44	576	600
Pool #MA2190 4.000%, 2/1/45	487	497
Pool #MA2341 4.500%, 6/1/45	40	42
Pool #BE5050 4.000%, 9/1/45	810	829
Pool #AZ9213 4.000%, 10/1/45	975	999
Pool #AS6515 4.000%, 1/1/46	895	914
Pool #BC2470 3.500%, 2/1/46	397	400
Pool #BA4799 4.000%, 2/1/46	462	474
Pool #BH7587 4.500%, 8/1/47	385	403
Government National Mortgage Association
Pool #MA4072 5.000%, 11/20/46	236	249
Pool #MA5596 4.500%, 11/20/48	2,141	2,217
Pool #MA5652 4.500%, 12/20/48	599	621
		27,921

Non-Agency—5.6%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(2)	565	567
FREMF Mortgage Trust 2013-K713, B 144A 3.154%, 4/25/46(1)(2)	480	479
See Notes to Financial Statements.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	$ 700	$ 705
GS Mortgage Securities Trust
2005-ROCK, A 144A 5.366%, 5/3/32(2)	370	412
2012-BWTR, B 144A 3.255%, 11/5/34(2)	1,195	1,175
MAD Mortgage Trust 2017-330M, A 144A 3.188%, 8/15/34(1)(2)	485	478
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.401%, 7/13/29(1)(2)	615	615
2014-150E, A 144A 3.912%, 9/9/32(2)	280	284
2014-150E, AS 144A 4.012%, 9/9/32(2)	195	197
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	840	861
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	1,125	1,133
WFRBS Commercial Mortgage Trust
2012-C6, AS 3.835%, 4/15/45	638	645
2012-C10, AS 3.241%, 12/15/45	600	592
		8,143

Total Mortgage-Backed Securities (Identified Cost $36,292)		36,064

Asset-Backed Securities—4.8%
Credit Card—4.3%
Capital One Multi-Asset Execution Trust
2005-B3, B3 (3 month LIBOR + 0.550%) 2.986%, 5/15/28(1)	1,056	1,036
2017-A5, A5 (1 month LIBOR + 0.580%) 3.035%, 7/15/27(1)	570	571
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.210%, 5/14/29(1)	1,405	1,402
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 3.055%, 12/15/26(1)	1,830	1,827
Golden Credit Card Trust 2018-4A, A 144A 3.440%, 10/15/25(2)	700	697
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	795	784
		6,317

Other—0.5%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	744	759
Total Asset-Backed Securities (Identified Cost $7,069)		7,076

Corporate Bonds and Notes—12.0%
Communication Services—0.7%
AT&T, Inc. 4.500%, 3/9/48	479	413
	Par Value	Value

Communication Services—continued
Comcast Corp.
4.150%, 10/15/28	$ 244	$ 248
4.700%, 10/15/48	365	371
		1,032

Consumer Staples—0.5%
Walmart, Inc. 3.700%, 6/26/28	656	666
Energy—2.3%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	530	437
Boardwalk Pipelines LP 4.450%, 7/15/27	179	165
Enterprise Products Operating LLC 5.375%, 2/15/78	534	442
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(2)	454	450
144A 4.000%, 12/21/25(2)	540	533
Schlumberger Investment SA 144A 3.300%, 9/14/21(2)	285	286
Shell International Finance B.V. 1.750%, 9/12/21	402	389
TechnipFMC plc 3.450%, 10/1/22	85	84
Transcanada Trust 5.300%, 3/15/77	81	70
Woodside Finance Ltd. 144A 4.600%, 5/10/21(2)	550	557
		3,413

Financials—4.8%
Bank of America Corp.
3.366%, 1/23/26	809	774
3.593%, 7/21/28	257	244
Chubb INA Holdings, Inc. 2.875%, 11/3/22	259	257
Citigroup, Inc. 4.650%, 7/23/48	519	508
Fifth Third Bank 2.200%, 10/30/20	326	319
JPMorgan Chase & Co. 3.540%, 5/1/28	461	440
Morgan Stanley
3.591%, 7/22/28	340	321
4.375%, 1/22/47	389	369
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(2)	556	576
PNC Bank NA 2.150%, 4/29/21	715	697
Progressive Corp. (The) 5.375%, (3)	420	393
Santander UK Group Holdings plc 3.373%, 1/5/24	409	388
SunTrust Banks, Inc. 4.000%, 5/1/25	481	483
Travelers Cos., Inc. (The) 4.050%, 3/7/48	586	569
US Bank NA 2.050%, 10/23/20	374	367
See Notes to Financial Statements.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.069%, 1/24/23	$ 219	$ 213
		6,918

Health Care—0.9%
CVS Health Corp. 4.780%, 3/25/38	479	460
Eli Lilly & Co. 3.950%, 5/15/47	341	334
Novartis Securities Investment Ltd. 5.125%, 2/10/19	215	215
UnitedHealth Group, Inc. 4.450%, 12/15/48	341	352
		1,361

Industrials—0.9%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(2)	352	345
ERAC USA Finance LLC 144A 5.250%, 10/1/20(2)	283	292
General Dynamics Corp. 3.375%, 5/15/23	322	324
L3 Technologies, Inc. 3.850%, 12/15/26	191	185
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	197	190
		1,336

Information Technology—0.4%
Apple, Inc. 3.000%, 6/20/27	272	259
Trimble, Inc. 4.900%, 6/15/28	350	345
		604

Materials—1.2%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	728	777
DowDuPont, Inc. 5.419%, 11/15/48	249	259
	Par Value	Value

Materials—continued
Newmont Mining Corp. 6.250%, 10/1/39	$ 642	$ 704
		1,740

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	439	380
Total Corporate Bonds and Notes (Identified Cost $17,655)		17,450

Total Long-Term Investments—97.6% (Identified Cost $140,704)		142,004

TOTAL INVESTMENTS—97.6% (Identified Cost $140,704)		142,004
Other assets and liabilities, net—2.4%		3,445
NET ASSETS—100.0%		$145,449

Abbreviations:
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $11,401 or 7.8% of net assets.
(3)	No contractual maturity date.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$ 7,076	$ 7,076
Corporate Bonds and Notes	17,450	17,450
Mortgage-Backed Securities	36,064	36,064
U.S. Government Securities	81,414	81,414
Total Investments	$142,004	$142,004
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—3.2%
U.S. Treasury Note 1.500%, 1/31/19	$ 1,310	$ 1,309
Total U.S. Government Security (Identified Cost $1,309)		1,309

Corporate Bonds and Notes—94.2%
Communication Services—5.2%
AT&T, Inc. 4.500%, 3/9/48	663	572
Comcast Corp.
4.150%, 10/15/28	250	254
4.700%, 10/15/48	433	440
Verizon Communications, Inc. 4.125%, 3/16/27	853	854
		2,120

Consumer Discretionary—7.4%
BMW US Capital LLC 144A 3.450%, 4/12/23(1)	898	891
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 3.132%, 5/4/21(1)(2)	950	942
Home Depot, Inc. (The) 2.625%, 6/1/22	1,219	1,206
		3,039

Consumer Staples—5.5%
Archer-Daniels-Midland Co. 3.375%, 3/15/22	1,050	1,055
BAT Capital Corp. 3.222%, 8/15/24	563	519
Walmart, Inc. 3.400%, 6/26/23	687	694
		2,268

Energy—21.4%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	584	482
Boardwalk Pipelines LP 4.450%, 7/15/27	718	663
BP Capital Markets America, Inc. 2.112%, 9/16/21	408	398
BP Capital Markets plc 3.814%, 2/10/24	642	648
Ensco plc
4.500%, 10/1/24	412	268
5.200%, 3/15/25	297	198
Enterprise Products Operating LLC 5.375%, 2/15/78	718	594
Exxon Mobil Corp. 3.043%, 3/1/26	853	833
Oceaneering International, Inc. 6.000%, 2/1/28	211	170
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	507	503
144A 4.000%, 12/21/25(1)	754	745
Shell International Finance B.V. 3.875%, 11/13/28	1,049	1,079
	Par Value	Value

Energy—continued
TechnipFMC plc 3.450%, 10/1/22	$ 273	$ 269
Total Capital International SA 3.750%, 4/10/24	1,265	1,279
Transcanada Trust 5.300%, 3/15/77	738	637
		8,766

Financials—21.6%
Bank of America Corp. 3.366%, 1/23/26	879	841
Chubb INA Holdings, Inc. 2.875%, 11/3/22	277	275
Citigroup, Inc. 4.650%, 7/23/48	857	839
Ford Motor Credit Co. LLC (3 month LIBOR + 1.235%) 3.851%, 2/15/23(2)	1,194	1,105
JPMorgan Chase Bank NA 2.604%, 2/1/21	784	778
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	518	505
Morgan Stanley
3.875%, 4/29/24	644	641
3.591%, 7/22/28	363	343
4.375%, 1/22/47	700	663
PNC Bank NA 2.150%, 4/29/21	552	538
Progressive Corp. (The) 5.375%, (3)	452	423
SunTrust Banks, Inc. 4.000%, 5/1/25	501	503
Travelers Cos., Inc. (The) 4.050%, 3/7/48	887	861
Wells Fargo & Co. 3.069%, 1/24/23	563	548
		8,863

Health Care—5.7%
Cigna Corp. 144A 4.900%, 12/15/48(1)	631	618
CVS Health Corp. 4.780%, 3/25/38	490	470
Eli Lilly & Co. 3.950%, 5/15/47	872	854
UnitedHealth Group, Inc. 4.450%, 12/15/48	389	401
		2,343

Industrials—9.8%
Boeing Co. (The) 3.850%, 11/1/48	822	787
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	361	354
General Dynamics Corp. 3.375%, 5/15/23	355	357
L3 Technologies, Inc. 3.850%, 12/15/26	284	275
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	1,023	1,021
See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	$ 304	$ 293
United Parcel Service, Inc. 2.500%, 4/1/23	976	950
		4,037

Information Technology—6.0%
Apple, Inc.
2.850%, 2/23/23	641	633
3.000%, 6/20/27	683	651
Jabil, Inc. 3.950%, 1/12/28	838	746
Trimble, Inc. 4.900%, 6/15/28	442	436
		2,466

Materials—3.6%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	467	499
DowDuPont, Inc. 5.419%, 11/15/48	422	439
Newmont Mining Corp. 6.250%, 10/1/39	490	537
		1,475

Real Estate—1.0%
Simon Property Group LP 3.375%, 12/1/27	425	407
Utilities—7.0%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	1,247	1,265
Consumers Energy Co. 4.350%, 4/15/49	750	780
Duke Energy Corp. 3.750%, 9/1/46	975	844
		2,889

Total Corporate Bonds and Notes (Identified Cost $38,953)		38,673

Total Long-Term Investments—97.4% (Identified Cost $40,262)		39,982

	Shares	Value
Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(4)	393,295	$ 393
Total Short-Term Investment (Identified Cost $393)		393

TOTAL INVESTMENTS—98.4% (Identified Cost $40,655)		40,375
Other assets and liabilities, net—1.6%		673
NET ASSETS—100.0%		$41,048

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $5,074 or 12.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Country Weightings (Unaudited)†
United States	88%
United Kingdom	3
France	3
Netherlands	3
Canada	2
Australia	1
Total	100%
† % of total investments as of December 31, 2018.
Over-the-counter credit default swaps - buy protection(1) outstanding as of December 31, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(1,700) USD	$(19)	$(24)	$5	$—
Total						$(19)	$(24)	$5	$—

See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$38,673	$ —	$38,673
U.S. Government Security	1,309	—	1,309
Short-Term Investment	393	393	—
Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap	(19)	—	(19)
Total Investments	$40,356	$393	$39,963
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.1%
Collateralized Loan Obligations—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.916%, 1/15/31(1)(2)	$ 3,000	$ 2,676
GREYWOLF CLO VII Ltd. 2018-2A, D (3 month LIBOR + 5.930%) 144A 0.000%, 10/20/31(1)(2)	1,000	896
		3,572

Total Asset-Backed Securities (Identified Cost $3,937)		3,572

Corporate Bonds and Notes—1.1%
Communication Services—0.2%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(1)(3)	3,000	2,243
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,415	1,397
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	7,000	6,773
		10,413

Consumer Discretionary—0.0%
Motors Liquidation Co. Escrow
8.375%, 7/15/33(4)	10,000	—
7.200%, 1/15/49(4)	10,000	—
		—

Energy—0.8%
California Resources Corp. 144A 8.000%, 12/15/22(1)	8,000	5,420
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(5)	25,890	25,372
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	3,000	2,531
Rowan Cos., Inc. 4.875%, 6/1/22(3)	12,070	9,958
		43,281

Financials—0.0%
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(6)	1,885	94
Information Technology—0.0%
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(1)	1,700	1,549
Utilities—0.1%
Talen Energy Supply LLC 6.500%, 6/1/25	5,000	3,550
Total Corporate Bonds and Notes (Identified Cost $66,974)		58,887

	Par Value	Value

Leveraged Loans(2)—94.2%
Aerospace—3.2%
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 4.387%, 10/10/21	$ 6,430	$ 6,234
2017, Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	11,686	11,092
2017, Tranche B (1 month LIBOR + 2.000%) 4.455%, 12/14/23	17,164	16,284
2018 (1 month LIBOR + 1.750%) 4.256%, 6/27/25	6,575	6,139
Ducommun, Inc. Tranche B (3 month LIBOR + 4.000%) 6.646%, 11/21/25	7,543	7,355
Engility Corp.
Tranche B-1 (1 month LIBOR + 2.250%) 4.772%, 8/12/20	9,125	9,026
Tranche B-2 (1 month LIBOR + 2.750%) 5.272%, 8/14/23	25,617	25,417
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 1/22/25	2,054	1,956
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 6.270%, 7/7/22	28,905	28,507
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	23,607	22,224
2018, Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	18,372	17,293
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 6.280%, 4/30/25	14,202	13,688
Second Lien (3 month LIBOR + 7.750%) 10.280%, 4/30/26	4,635	4,536
		169,751

Chemicals—7.2%
Albaugh LLC 2017 (1 month LIBOR + 3.500%) 0.000%, 12/23/24(7)	5,610	5,504
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.803%, 1/31/24	8,051	7,637
Ashland LLC Tranche B (1 month LIBOR + 1.750%) 4.260%, 5/17/24	2,777	2,698
ASP Chromaflo Intermediate Holdings, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.522%, 11/18/24	1,648	1,615
Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 11/20/23	1,019	989
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 6.022%, 11/20/23	1,325	1,286
Chemours Co. (The) Tranche B-2 (1 month LIBOR + 1.750%) 4.280%, 4/3/25	8,550	8,187
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 4.932%, 5/7/25	9,852	9,532
Cyanco Intermediate 2 Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 3/16/25	4,516	4,354
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 6.022%, 8/2/21	$ 1,129	$ 1,089
Second Lien (1 month LIBOR + 7.750%) 10.272%, 8/1/22	18,901	18,760
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 5.053%, 2/14/24	8,367	8,032
Tranche B-2 (3 month LIBOR + 2.250%) 5.053%, 2/14/24	3,644	3,498
Tranche B-3 (3 month LIBOR + 2.250%) 5.053%, 2/14/24	3,566	3,424
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 5.027%, 8/7/24	20,806	19,974
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 4.470%, 10/20/24	25,173	23,625
Ineos Styrolution US Holding LLC 2024 (1 month LIBOR + 2.000%) 4.522%, 3/29/24	7,357	6,989
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.522%, 4/1/24	62,652	59,050
Invictus US LLC
First Lien (2 month LIBOR + 3.000%) 5.495%, 3/28/25	2,476	2,406
Second Lien (2 month LIBOR + 6.750%) 9.245%, 3/28/26	845	843
Kraton Polymers LLC (1 month LIBOR + 2.500%) 5.022%, 3/8/25	6,689	6,476
Macdermid, Inc. Tranche B-7 (1 month LIBOR + 2.500%) 5.022%, 6/7/20	8,503	8,458
MacDermid, Inc. Tranche B-6 (1 month LIBOR + 3.000%) 5.522%, 6/7/23	5,485	5,444
Minerals Technologies, Inc.
Tranche B-1 (3 month LIBOR + 2.250%) 4.801%, 2/14/24	6,894	6,670
Tranche B-2 4.750%, 5/7/21(8)	14,735	14,109
New Arclin U.S. Holding Corp. (1 month LIBOR + 3.500%) 6.022%, 2/14/24	8,469	8,105
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.500%) 5.938%, 10/14/24	5,791	5,574
Platform Specialty Products Corp. Tranche B (3 month LIBOR + 2.250%) 0.000%, 11/14/25(7)	7,545	7,309
Polyone Corp. Tranche B-5 (1 month LIBOR + 1.750%) 4.137%, 1/30/26	2,509	2,421
PQ Corp. Tranche B-1 (3 month LIBOR + 2.500%) 5.027%, 2/8/25	24,413	23,071
Starfruit Finco B.V. (1 month LIBOR + 3.250%) 5.599%, 10/1/25	46,770	44,665
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.522%, 9/6/24	9,038	8,598
Tronox Finance LLC
First Lien (1 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	17,633	17,079
First Lien (1 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	7,641	7,401
	Par Value	Value

Chemicals—continued
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 7/1/24	$ 4,175	$ 3,985
Vantage Specialty Chemicals, Inc.
First Lien (2 month LIBOR + 3.500%) 6.012%, 10/28/24	7,424	7,133
Second Lien (3 month LIBOR + 8.250%) 10.777%, 10/27/25	7,470	7,271
Venator Materials LLC (1 month LIBOR + 3.000%) 5.522%, 8/8/24	5,782	5,514
		378,775

Consumer Non-Durables—0.7%
ABG Intermediate Holdings 2 LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 9/27/24	3,364	3,196
American Greetings Corp. (1 month LIBOR + 4.500%) 7.006%, 4/6/24	6,433	6,312
Coty, Inc. Tranche A (1 month LIBOR + 1.750%) 4.133%, 4/5/23	14,349	13,345
Eastman Kodak Co. (3 month LIBOR + 6.250%) 8.777%, 9/3/19	9,006	8,458
HLF Financing S.a.r.l. LLC Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	3,766	3,655
		34,966

Energy—4.7%
Apergy Corp. (1 month LIBOR + 2.500%) 0.000%, 5/9/25(7)	5,565	5,217
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.522%, 5/27/24	8,330	8,205
BCP Raptor II LLC (2 month LIBOR + 4.750%) 7.143%, 11/3/25	3,985	3,681
BCP Raptor LLC (2 month LIBOR + 4.250%) 6.869%, 6/24/24	10,023	9,334
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.890%, 1/29/24	12,490	12,115
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 10.000%) 12.530%, 2/17/22	18,459	14,029
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	21,200	20,492
Second Lien (1 month LIBOR + 6.750%) 9.272%, 8/3/26	1,000	975
California Resources Corp.
2016 (1 month LIBOR + 10.375%) 12.897%, 12/31/21	13,520	13,216
2017 (1 month LIBOR + 4.750%) 7.256%, 12/31/22	5,840	5,645
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.930%, 3/6/23	18,896	18,094
EMG Utica LLC (3 month LIBOR + 3.750%) 6.553%, 3/27/20(3)	18,577	18,252
FTS International, Inc. (1 month LIBOR + 4.750%) 7.272%, 4/16/21	8,639	8,480
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.504%, 3/1/24	6,258	4,740
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
GIP III Stetson I LP (3 month LIBOR + 4.250%) 6.695%, 7/18/25	$ 3,135	$ 3,014
HGIM Corp. (3 month LIBOR + 6.000%) 8.508%, 7/3/23	7,128	7,074
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.553%, 2/28/23	15,880	12,736
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 6.313%, 5/25/25	9,204	8,422
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.522%, 5/12/25	27,259	25,374
Midcoast Holdings LLC Tranche B (3 month LIBOR + 5.500%) 8.303%, 8/1/25	6,918	6,699
Natgasoline LLC (3 month LIBOR + 3.500%) 6.250%, 11/14/25	2,935	2,869
Osum Production Corp. (3 month LIBOR + 5.500%) 8.303%, 7/31/20	6,490	5,646
Riverstone Utopia Member LLC (1 month LIBOR + 4.250%) 6.754%, 10/17/24	3,756	3,706
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.803%, 2/21/21(3)	15,111	11,796
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 6.210%, 12/16/20	6,066	5,156
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 6.210%, 12/16/20	844	717
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 6.210%, 12/16/20	315	268
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	5,646	5,406
Woodford Express LLC (1 month LIBOR + 5.000%) 7.522%, 1/27/25	8,267	7,847
		249,205

Financial—6.6%
Advisor Group, Inc. (1 month LIBOR + 3.750%) 0.000%, 8/15/25(7)	4,988	4,888
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.803%, 4/3/24	17,776	17,331
ASP MCS Acquisition Corp. (1 month LIBOR + 4.750%) 7.272%, 5/20/24	2,835	2,307
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 0.000%, 8/4/25(7)	45,590	44,992
Tranche B-4 (1 month LIBOR + 3.000%) 5.522%, 8/4/22	34,266	32,846
Tranche B-6 (1 month LIBOR + 3.000%) 5.522%, 11/3/23	30,731	29,386
Tranche B-7 (1 month LIBOR + 3.000%) 0.000%, 11/3/24(7)	7,465	7,127
Cetera Financial Group, Inc.
First Lien (1 month LIBOR + 4.250%) 6.772%, 10/1/25	16,750	16,261
	Par Value	Value

Financial—continued
Second Lien (1 month LIBOR + 8.250%) 10.772%, 10/1/26	$ 6,775	$ 6,690
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	23,487	20,160
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.760%, 12/22/23	4,938	4,757
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 0.000%, 10/1/25(7)	25,457	24,184
FinCo I LLC 2018, Tranche B (1 month LIBOR + 2.000%) 4.522%, 12/27/22	8,486	8,219
First Eagle Holdings, Inc. (3 month LIBOR + 2.750%) 5.563%, 12/2/24	6,500	6,382
Franklin Square Holdings LP (1 month LIBOR + 2.500%) 4.875%, 8/1/25	5,626	5,429
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 0.000%, 2/23/22(7)	7,260	7,151
Greenhill & Co., Inc. First Lien (3 month LIBOR + 3.750%) 6.468%, 10/12/22	5,273	5,201
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 4.204%, 2/7/22	31,767	30,337
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 5.175%, 6/28/23	31,384	30,051
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 0.000%, 11/29/24(7)	9,882	9,506
Second Lien (1 month LIBOR + 7.250%) 9.772%, 12/1/25	1,070	1,037
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 0.000%, 12/7/20(7)	3,976	3,897
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%) 0.000%, 6/1/23(7)	13,547	13,194
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 0.000%, 5/1/24(7)	15,493	14,796
VFH Parent LLC Tranche B-2 (3 month LIBOR + 2.750%) 5.554%, 12/30/21	4,048	3,982
		350,111

Food / Tobacco—2.8%
Aramark Services, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	5,181	5,021
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 2/16/24	59,199	56,289
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.272%, 3/31/25	3,261	3,122
JBS USA LUX S.A. (3 month LIBOR + 2.500%) 5.260%, 10/30/22	31,352	30,097
K-Mac Holdings Corp. Second Lien (1 month LIBOR + 6.750%) 9.254%, 3/16/26	1,680	1,588
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
NPC International, Inc. Second Lien (1 month LIBOR + 7.500%) 10.022%, 4/18/25	$ 1,265	$ 1,183
Panera Bread Co. (1 month LIBOR + 1.750%) 4.250%, 6/13/22	42,447	40,696
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.000%) 4.510%, 5/24/24	10,449	10,049
Tacala Investment Corp.
First Lien (1 month LIBOR + 3.250%) 5.772%, 1/31/25	486	465
Second Lien (1 month LIBOR + 7.000%) 9.522%, 1/30/26	1,685	1,613
		150,123

Food and Drug—0.6%
Albertson’s LLC
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 0.000%, 12/21/22(7)	6,528	6,255
2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.691%, 6/22/23	23,705	22,461
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 6.772%, 10/22/25	6,835	5,553
		34,269

Forest Prod / Containers—0.7%
BWay Holding Co. (3 month LIBOR + 3.250%) 0.000%, 4/3/24(7)	19,017	17,844
Crown Americas LLC Tranche B (1 month LIBOR + 2.000%) 4.479%, 4/3/25	4,169	4,142
Flex Acquisition Co., Inc. (1 month LIBOR + 3.000%) 5.349%, 12/29/23	7,262	6,832
ProAmpac PG Borrower LLC
First Lien (3 month LIBOR + 3.500%) 6.049%, 11/20/23	6,216	5,921
Second Lien (3 month LIBOR + 8.500%) 11.145%, 11/18/24	200	200
		34,939

Gaming / Leisure—5.8%
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.219%, 10/19/24	25,477	24,394
Belmond Interfin Ltd. (1 month LIBOR + 2.750%) 5.272%, 7/3/24	8,653	8,560
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.272%, 12/23/24	20,611	19,757
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 4.522%, 10/6/24	11,724	11,108
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.772%, 4/18/24	12,894	12,181
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.529%, 4/17/24	7,832	7,473
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 0.000%, 8/30/23(7)	7,292	6,990
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.522%, 5/9/24	20,385	19,702
	Par Value	Value

Gaming / Leisure—continued
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 4.522%, 11/30/23	$ 14,586	$ 13,963
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.803%, 12/1/23	4,333	4,149
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 4.004%, 4/29/21	32,061	31,540
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.530%, 10/21/24	5,400	5,157
Greektown Holdings LLC (1 month LIBOR + 2.750%) 5.272%, 4/25/24	10,948	10,784
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 3/29/24(7)	4,580	4,440
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.256%, 10/25/23	42,052	40,475
Las Vegas Sands LLC Tranche B (1 month LIBOR + 1.750%) 4.272%, 3/27/25	29,886	28,470
Marriott Ownership Resorts, Inc. (1 month LIBOR + 2.250%) 4.772%, 8/29/25	3,350	3,266
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.522%, 3/21/25	13,809	13,193
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	4,735	4,411
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 0.000%, 8/14/24(7)	2,903	2,717
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.030%, 6/8/23	8,976	8,598
VICI Properties 1 LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 12/20/24(7)	21,561	20,541
Wynn Resorts Ltd. (1 month LIBOR + 2.250%) 4.780%, 10/30/24	8,390	7,913
		309,782

Healthcare—8.0%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 7.022%, 6/30/25	9,204	9,043
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 6.063%, 5/4/25	7,942	7,511
Bausch Health Companies, Inc. (1 month LIBOR + 3.000%) 5.379%, 6/2/25	24,605	23,450
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 5.129%, 11/27/25	3,190	3,020
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%) 5.272%, 3/1/24	41,666	39,427
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 0.000%, 6/7/23(7)	9,783	9,368
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 5.053%, 10/31/23	6,687	6,448
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 7.030%, 12/20/24	$ 1,356	$ 1,342
Endo Luxembourg Finance Co. I S.a.r.l. (1 month LIBOR + 4.250%) 0.000%, 4/29/24(7)	15,204	14,368
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	22,740	21,140
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.553%, 5/2/23	5,145	4,955
Gentiva Health Services, Inc.
First Lien (1 month LIBOR + 3.750%) 6.313%, 7/2/25	9,666	9,352
Second Lien (1 month LIBOR + 7.000%) 9.563%, 7/2/26	2,110	2,099
Greatbatch Ltd.
Tranche A (1 month LIBOR + 2.500%) 5.010%, 10/27/21	4,125	4,084
Tranche B (1 month LIBOR + 3.000%) 5.390%, 10/27/22	12,095	11,760
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 0.000%, 1/31/25(7)	30,204	28,924
HCA, Inc. Tranche B-10 (1 month LIBOR + 2.000%) 4.522%, 3/13/25	27,257	26,644
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 7.030%, 12/19/22	13,608	13,245
Innoviva, Inc. (3 month LIBOR + 4.500%) 7.146%, 8/18/22	528	525
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	17,253	16,617
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.803%, 3/7/24	2,162	2,093
Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 1/17/25	7,288	7,057
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 7.563%, 7/2/25	10,010	9,309
Lannett Co., Inc. Tranche A (1 month LIBOR + 5.000%) 7.522%, 11/25/20	22,724	21,095
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%) 5.553%, 6/7/23	9,364	8,849
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.849%, 5/2/25	10,958	8,383
PharMerica Corp.
First Lien (1 month LIBOR + 3.500%) 5.955%, 12/6/24	2,084	1,984
Second Lien (1 month LIBOR + 7.750%) 10.205%, 12/5/25	1,695	1,602
RPI Finance Trust
Tranche A-4 (1 month LIBOR + 1.500%) 4.022%, 5/4/22	10,062	9,817
Tranche B-6 (1 month LIBOR + 2.000%) 4.522%, 3/27/23	41,112	39,681
Sound Inpatient Physicians Holdings LLC
First Lien (1 month LIBOR + 2.750%) 5.272%, 6/27/25	3,318	3,179
Second Lien (1 month LIBOR + 6.750%) 9.272%, 6/26/26	840	806
	Par Value	Value

Healthcare—continued
Syneos Health, Inc.
Tranche A (1 month LIBOR + 1.500%) 4.022%, 8/1/22	$ 23,131	$ 22,437
Tranche B (1 month LIBOR + 2.000%) 4.522%, 8/1/24	6,005	5,783
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 5.272%, 2/6/24	15,035	13,400
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 7.053%, 12/30/22	7,107	6,748
Zotec Partners LLC (1 month LIBOR + 5.000%) 7.510%, 2/14/24	9,002	8,642
		424,187

Housing—4.2%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	13,723	13,027
Brookfield Property Reit, Inc.
Tranche A-2 (1 month LIBOR + 2.250%) 4.772%, 8/28/23	7,018	6,831
Tranche B (1 month LIBOR + 2.500%) 5.022%, 8/27/25	67,010	63,010
Canam Steel Corp. (1 month LIBOR + 5.000%) 7.506%, 7/1/24	12,259	11,952
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 3/25/24(7)	35,821	34,334
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.522%, 3/24/25	37,441	36,856
DTZ US Borrower LLC (1 month LIBOR + 3.250%) 5.772%, 8/21/25	22,553	21,539
Installed Building Products, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 5.022%, 4/15/25	7,933	7,586
Realogy Group LLC
2025 (1 month LIBOR + 2.250%) 4.705%, 2/7/25	3,305	3,123
Tranche A (1 month LIBOR + 2.250%) 4.705%, 2/8/23	17,128	16,443
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.522%, 11/21/24	7,110	6,805
		221,506

Information Technology—7.1%
Applied Systems, Inc. First Lien (1 month LIBOR + 3.000%) 5.522%, 9/19/24	5,385	5,121
Avaya, Inc. Tranche B (2 month LIBOR + 4.250%) 6.701%, 12/15/24	22,935	22,104
Barracuda Networks, Inc.
First Lien (1 month LIBOR + 3.250%) 5.720%, 2/12/25	4,398	4,175
Second Lien (1 month LIBOR + 7.250%) 9.720%, 1/9/26	835	785
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 7.445%, 6/30/21	2,597	2,401
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 6.522%, 4/18/25	3,940	3,792
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ciena Corp. 2018 (1 month LIBOR + 2.000%) 4.470%, 9/26/25	$ 4,195	$ 4,017
Dell International LLC
Tranche A-2 (1 month LIBOR + 1.750%) 4.280%, 9/7/21	10,407	10,092
Tranche B (1 month LIBOR + 2.000%) 4.530%, 9/7/23	56,988	54,661
DigiCert Holdings, Inc.
First Lien (1 month LIBOR + 4.000%) 6.522%, 10/31/24	3,365	3,287
Second Lien (1 month LIBOR + 8.000%) 10.522%, 10/31/25	3,392	3,279
Dynatrace LLC First Lien (1 month LIBOR + 3.250%) 5.772%, 8/22/25	5,125	4,952
ECI Macola First Lien (3 month LIBOR + 4.250%) 7.063%, 9/27/24	1,847	1,810
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 6.441%, 2/9/23	12,382	11,959
Ensono LP First Lien (1 month LIBOR + 5.250%) 0.000%, 6/27/25(7)	4,461	4,368
Finastra USA, Inc. Second Lien (3 month LIBOR + 7.250%) 10.053%, 6/13/25	2,540	2,331
Gartner, Inc. Tranche A (1 month LIBOR + 1.500%) 4.022%, 3/21/22	3,447	3,361
Gigamon, Inc. First Lien (3 month LIBOR + 4.250%) 7.053%, 12/27/24	5,292	5,186
Help Systems Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.272%, 3/28/25	9,517	9,113
Internap Corp. (1 month LIBOR + 5.750%) 8.190%, 4/6/22	6,260	6,009
IPC Corp. Tranche B-1, First Lien (3 month LIBOR + 4.500%) 7.027%, 8/6/21	430	368
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 4.272%, 1/2/26	8,322	7,892
KeyW Corp. (The) First Lien (1 month LIBOR + 4.500%) 6.887%, 5/8/24	2,316	2,279
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 2/6/24	4,915	4,872
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 4.772%, 11/19/21	3,343	3,176
Tranche B-3 (1 month LIBOR + 2.500%) 5.022%, 6/21/24	1,370	1,273
Mavenir Systems, Inc. (1 month LIBOR + 6.000%) 8.390%, 5/8/25	9,089	9,016
MaxLinear, Inc. Tranche B Loan (1 month LIBOR + 2.500%) 4.955%, 5/12/24	2,836	2,694
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 6.272%, 9/30/24	15,562	15,102
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.530%, 5/29/25	5,277	4,991
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 6.303%, 8/1/24	9,588	8,693
Second Lien (3 month LIBOR + 7.250%) 9.791%, 8/1/25	1,620	1,444
	Par Value	Value

Information Technology—continued
Presidio LLC (3 month LIBOR + 2.750%) 5.148%, 2/2/24	$ 8,805	$ 8,438
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.582%, 11/3/23	15,431	13,580
Sahara Parent, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 7.022%, 8/16/24	3,308	3,263
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 8.272%, 2/28/22	7,884	7,687
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 0.000%, 10/31/25(7)	8,109	7,723
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 6.772%, 10/30/22	6,758	6,648
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 5.022%, 6/21/24	9,251	8,596
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 0.000%, 2/5/24(7)	10,847	10,409
Solera LLC (1 month LIBOR + 2.750%) 5.272%, 3/3/23(5)	10,787	10,147
SS&C Technologies, Inc.
2017, Trance B-1 (1 month LIBOR + 2.250%) 4.772%, 7/8/22	2,605	2,527
Tranche B-3 (1 month LIBOR + 2.250%) 0.000%, 4/16/25(7)	6,867	6,464
Tranche B-4 (1 month LIBOR + 2.250%) 0.000%, 4/16/25(7)	2,605	2,452
Tranche B-5 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	4,593	4,326
SuperMoose Borrower LLC First Lien (1 month LIBOR + 3.750%) 6.272%, 8/29/25	7,535	7,356
Symantec Corp.
Tranche A-2 (1 month LIBOR + 1.500%) 4.063%, 8/1/19	11,585	11,447
Tranche A-5 (1 month LIBOR + 1.750%) 4.260%, 8/1/21	7,096	6,995
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 6.272%, 5/6/24	6,220	5,794
Ultra Clean Holdings, Inc. Tranche B (3 month PRIME + 3.500%) 9.000%, 8/27/25	6,900	6,520
Vertiv Group Corp. Tranche B (3 month LIBOR + 4.000%) 6.707%, 11/30/23	13,441	12,164
Western Digital Corp. Tranche B-4 (1 month LIBOR + 1.750%) 4.256%, 4/29/23	8,220	7,823
		374,962

Manufacturing—1.5%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.803%, 8/15/23	9,055	8,942
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 0.000%, 6/21/24(7)	8,098	7,672
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 6.212%, 6/30/24	$ 10,913	$ 9,113
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.803%, 5/18/24	7,055	6,702
CPM Holdings, Inc. First Lien (2 month LIBOR + 3.750%) 6.272%, 11/15/25	5,875	5,750
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.772%, 1/28/22	7,288	6,905
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 6.303%, 12/2/24	2,479	2,386
Second Lien (1 month LIBOR + 7.500%) 9.849%, 12/1/25	1,260	1,194
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 5.272%, 4/1/24	22,998	21,798
Southwire Co. LLC (1 month LIBOR + 2.000%) 4.455%, 5/15/25	3,313	3,255
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.500%) 5.887%, 5/1/24	7,949	7,611
		81,328

Media / Telecom - Broadcasting—1.7%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.256%, 11/18/24	11,646	10,947
Gray Television, Inc. Tranche C (3 month LIBOR + 2.500%) 0.000%, 11/2/25(7)	15,105	14,566
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.756%, 1/17/24	2,139	2,020
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.750%) 4.256%, 10/26/23	9,794	9,451
Tranche B-3 (1 month LIBOR + 2.250%) 4.756%, 1/17/24	12,341	11,657
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 5.537%, 11/2/22	3,866	3,789
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.522%, 12/27/20	1,038	1,028
Tranche C (1 month LIBOR + 3.000%) 5.522%, 1/26/24	12,932	12,666
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 5.272%, 3/15/24	26,735	24,140
WXXA-TV LLC Tranche A-4 (3 month LIBOR + 1.750%) 4.256%, 10/20/23	271	262
		90,526

Media / Telecom - Cable/Wireless Video—8.8%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 4/30/25	74,468	71,219
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.375%) 4.897%, 1/3/25	$ 24,114	$ 22,768
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.772%, 2/2/26	39,340	37,851
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.705%, 7/17/25	15,415	14,590
2018 (1 month LIBOR + 2.500%) 4.955%, 1/25/26	5,791	5,542
Intelsat Jackson Holdings S.A.
Tranche B-3 (1 month LIBOR + 3.750%) 6.256%, 11/27/23	29,715	28,707
Tranche B-4 (1 month LIBOR + 4.500%) 7.006%, 1/2/24	2,980	2,953
Tranche B-5 6.625%, 1/2/24(8)	12,550	12,330
Liberty Cablevision of Puerto Rico LLC
Second Lien (3 month LIBOR + 6.750%) 5.750%, 7/7/23	5,140	4,780
Tranche B, First Lien (3 month LIBOR + 3.500%) 5.936%, 1/7/22	19,931	19,047
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 4.420%, 1/15/25	2,746	2,632
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 4.170%, 2/15/24	7,602	7,234
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 4.866%, 8/17/20	29,077	28,592
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.522%, 2/1/24	12,173	11,456
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	17,050	16,186
Unitymedia Finance LLC Tranche D, First Lien (1 month LIBOR + 2.250%) 4.705%, 1/15/26	7,435	7,163
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%) 4.705%, 9/30/25	24,955	24,057
UPC Financing Partnership (1 month LIBOR + 2.500%) 0.000%, 1/15/26(7)	15,636	14,842
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.955%, 1/15/26	37,345	35,287
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.720%, 8/18/23	28,952	26,745
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.955%, 4/15/25	79,360	74,598
		468,579

Media / Telecom - Diversified Media—6.4%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 4.272%, 6/14/22	13,153	12,759
ALM Media LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 7.303%, 7/31/20	1,018	893
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 5.022%, 2/1/24	$ 3,088	$ 2,913
AP NMT Acquisition B.V. Tranche B, First Lien (3 month LIBOR + 5.750%) 8.148%, 8/13/21	18,003	17,219
Creative Artists Agency LLC (1 month LIBOR + 3.000%) 5.470%, 2/15/24	14,107	13,578
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	29,060	27,414
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 8.027%, 2/28/20	19,502	16,934
Donnelley Financial Solutions, Inc. 2017 (weekly LIBOR + 3.000%) 5.420%, 9/29/23	946	923
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 7.553%, 11/3/23	111,332	100,226
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%) 4.313%, 3/14/25	7,409	7,193
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 4.272%, 3/24/25	9,950	9,558
Tranche B (1 month LIBOR + 2.250%) 4.772%, 3/24/25	22,431	21,547
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 1/31/25	11,769	11,406
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.777%, 6/1/22	4,702	4,679
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 6.254%, 9/15/24	15,708	14,864
Tranche B, Second Lien (1 month LIBOR + 7.500%) 10.004%, 9/15/25	1,695	1,542
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.387%, 10/4/23	15,996	15,496
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 5.030%, 7/2/21	3,451	3,283
RR Donnelley & Sons Co. Tranche B (1 month LIBOR + 5.000%) 7.506%, 1/15/24	6,370	6,227
William Morris Endeavor Entertainment LLC Tranche B-1 (3 month LIBOR + 2.750%) 5.280%, 5/18/25	52,074	47,713
		336,367

Media / Telecom - Telecommunications—6.2%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 5.220%, 7/15/25	11,234	10,600
2017 (1 month LIBOR + 2.750%) 5.220%, 1/31/26	13,078	12,048
C1 Holdings Corp. (1 month LIBOR + 3.750%) 6.272%, 4/10/25	5,358	5,310
	Par Value	Value

Media / Telecom - Telecommunications—continued
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	$ 85,026	$ 79,159
Colorado Buyer, Inc.
First Lien (1 month LIBOR + 3.000%) 5.380%, 5/1/24	2,309	2,205
Second Lien (1 month LIBOR + 7.250%) 9.630%, 5/1/25	2,400	2,196
Gannett Co., Inc.
(3 month LIBOR + 0.500%) 1.594%, 6/29/20(5)	1,600	1,568
(3 month LIBOR + 0.500%) 1.594%, 6/29/20(5)(9)	3,400	3,332
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.754%, 2/22/24	79,125	74,971
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.522%, 8/8/25	2,749	2,681
Tranche B-3 (1 month LIBOR + 2.500%) 5.022%, 1/8/20	5,491	5,425
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 6.022%, 8/8/24	8,970	8,599
New LightSquared LLC
(3 month LIBOR + 8.750%) 11.067%, 6/15/20	12,127	8,337
Second Lien (3 month LIBOR + 12.500%) 15.270%, 12/7/20	4,972	975
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.272%, 7/31/25	34,721	31,700
Tranche B-12 (1 month LIBOR + 3.688%) 6.143%, 1/31/26	25,986	24,063
Tranche B-13 (1 month LIBOR + 4.000%) 6.455%, 8/14/26	22,960	21,640
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.527%, 10/10/24	14,191	12,994
Tranche B-1 (3 month LIBOR + 3.500%) 6.027%, 10/10/24	5,776	5,268
Zacapa LLC (3 month LIBOR + 5.000%) 7.803%, 7/2/25	9,082	8,938
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 4.772%, 1/19/24	6,999	6,687
		328,696

Media / Telecom - Wireless Communications—0.4%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 5.063%, 2/2/24	22,553	21,407
Metals / Minerals—2.4%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 6.272%, 3/21/25	4,496	4,350
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 5.560%, 12/22/23	24,848	24,020
CNX Resources Corp. Tranche B (1 month LIBOR + 6.000%) 8.530%, 11/28/22	7,177	7,231
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Contura Energy, Inc. (1 month LIBOR + 5.000%) 7.387%, 11/10/25	$ 10,560	$ 10,428
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	12,681	9,130
Global Brass and Copper, Inc. Tranche B (1 month LIBOR + 2.500%) 5.063%, 5/29/25	4,137	3,982
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 6.022%, 2/12/25	31,044	29,337
Metallurg, Inc. (2 month LIBOR + 3.000%) 0.000%, 2/1/25(7)	8,339	8,058
TMS International Corp. Tranche B-2 (3 month LIBOR + 2.750%) 5.275%, 8/14/24	4,535	4,263
U.S. Silica Co.
(1 month LIBOR + 4.000%) 6.563%, 5/1/25	19,369	16,875
(3 month LIBOR + 0.500%) 0.500%, 5/1/23(9)	2,250	1,868
Zekelman Industries, Inc. (2 month LIBOR + 2.250%) 4.862%, 6/14/21	7,043	6,789
		126,331

Retail—2.2%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 7.063%, 8/19/22	6,603	6,125
ASHCO LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	13,882	13,251
Belk, Inc. (3 month LIBOR + 4.750%) 7.365%, 12/12/22	10,216	8,215
CWGS Group LLC (1 month LIBOR + 2.750%) 5.129%, 11/8/23	12,769	11,503
Hudsons Bay Co. Tranche B (1 month LIBOR + 3.250%) 5.756%, 9/30/22	17,375	16,832
J. Crew Group, Inc. (3 month LIBOR + 3.220%) 5.977%, 3/5/21	5,830	4,573
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.956%, 6/23/23	16,386	13,928
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.630%, 10/25/20(3)	10,387	8,748
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 0.000%, 3/11/22(7)	7,506	5,911
Toys R Us-Delaware, Inc.
Tranche B-3 (3 month PRIME + 2.750%) 0.000%, 5/25/18(10)	1,678	822
Tranche B-4 (3 month PRIME + 7.750%) 7.750%, 4/24/20(10)	19,051	9,144
Toys R Us Property Co. I LLC (1 month LIBOR + 5.000%) 7.522%, 8/21/19(10)	19,785	17,114
		116,166

Service—6.5%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.522%, 4/9/25	5,572	5,451
	Par Value	Value

Service—continued
AECOM Tranche B (1 month LIBOR + 1.750%) 4.256%, 2/21/25	$ 8,501	$ 8,092
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 9.091%, 12/8/21	2,165	1,786
Ascend Learning LLC (1 month LIBOR + 3.000%) 5.522%, 7/12/24	6,594	6,215
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 5.777%, 11/1/24	4,164	3,935
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 5.022%, 12/7/23	9,273	8,792
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 5.522%, 2/3/25	4,966	4,693
Second Lien (1 month LIBOR + 6.750%) 9.272%, 2/1/26	845	794
Edelman Financial Center LLC (The) First Lien (3 month LIBOR + 3.250%) 5.686%, 7/21/25	9,265	8,901
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 9.377%, 7/12/23	7,096	6,990
First Data Corp.
2022, Tranche D (1 month LIBOR + 2.000%) 4.504%, 7/8/22	5,734	5,497
2023, Tranche A (3 month LIBOR + 1.500%) 0.000%, 10/26/23(7)	11,835	10,888
2024, Tranche A (1 month LIBOR + 2.000%) 4.504%, 4/26/24	40,402	38,503
FleetCor Technologies Operating Co. LLC Tranche B-3, First Lien (1 month LIBOR + 2.000%) 4.522%, 8/2/24	8,270	8,043
Forest City Enterprises LP (3 month LIBOR + 4.000%) 0.000%, 12/8/25(7)	5,442	5,296
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.063%, 8/16/25	2,923	2,806
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.522%, 5/30/25	16,645	15,488
Global Payments, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 4.272%, 10/17/25	4,190	3,984
iQor US Inc Tranche B, First Lien (3 month LIBOR + 5.000%) 7.398%, 4/1/21	24,050	21,505
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 0.000%, 9/30/22(7)	1,557	1,376
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 6.553%, 5/23/25	5,731	5,559
Second Lien (3 month LIBOR + 7.500%) 10.303%, 5/22/26	3,375	3,274
Octavia Holdco, Inc. Tranche B (3 month LIBOR + 2.250%) 5.042%, 3/20/25	2,481	2,429
Pearl Intermediate Parent LLC Second Lien (1 month LIBOR + 6.250%) 8.754%, 2/13/26	420	414
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Service—continued
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 1/3/25	$ 11,984	$ 11,565
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.000%) 5.522%, 5/1/25	7,836	7,542
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 5/2/22	9,022	8,580
R1 RCM, Inc. (1 month LIBOR + 5.250%) 7.772%, 5/8/25	4,572	4,503
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.522%, 11/8/24	32,125	30,519
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.000%) 4.490%, 10/24/25	2,515	2,427
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 11/6/25(7)	27,270	25,986
SGS Cayman LP (3 month LIBOR + 5.375%) 8.178%, 4/23/21	2,892	2,712
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.500%) 6.030%, 7/17/25	4,741	4,611
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(9)	1,484	1,443
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 8.178%, 4/23/21	12,428	11,651
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	5,237	4,965
Second Lien (1 month LIBOR + 8.000%) 10.530%, 2/1/24	2,172	2,128
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.522%, 4/10/23	6,186	5,938
2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.522%, 6/19/25	4,905	4,721
Tunnel Hill Partners LP Tranche B, First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/25(7)	5,235	5,143
United Rentals, Inc. (1 month LIBOR + 1.750%) 0.000%, 10/31/25(7)	2,698	2,636
Vantiv LLC Tranche B-4 (1 month LIBOR + 1.750%) 4.190%, 8/9/24	9,156	8,763
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 6.303%, 5/20/22	2,892	2,805
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 7.560%, 11/29/24	17,532	17,284
		346,633

Transportation - Automotive—1.9%
American Axle & Manufacturing, Inc. Tranche B (3 month LIBOR + 2.250%) 4.752%, 4/6/24	9,954	9,394
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.506%, 5/22/25	4,975	4,826
	Par Value	Value

Transportation - Automotive—continued
CH Hold Corp. First Lien (1 month LIBOR + 3.000%) 5.522%, 2/1/24	$ 7,507	$ 7,406
Dana, Inc. Tranche B (3 month LIBOR + 2.250%) 0.000%, 11/14/25(7)	9,470	9,067
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 6.022%, 7/24/24	4,965	4,787
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 7.508%, 10/24/25	4,190	4,085
K & N Parent, Inc. Second Lien (1 month LIBOR + 8.750%) 11.272%, 10/21/24	848	797
Navistar Financial Corp. (1 month LIBOR + 3.750%) 6.313%, 7/30/25	7,506	7,168
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.890%, 11/6/24	9,106	8,765
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 0.000%, 5/22/24(7)	8,023	7,582
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 10/1/25	15,845	14,847
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 5.188%, 3/7/24	12,148	11,520
Wabash National Corp. Tranche B-4 (3 month PRIME + 1.250%) 4.720%, 3/18/22	11,332	11,153
		101,397

Transportation - Land Transportation—0.4%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 7.522%, 2/27/24	7,583	7,375
Savage Enterprises LLC (1 month LIBOR + 4.500%) 6.880%, 8/1/25	12,421	12,219
		19,594

Transportation - Shipping—0.5%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 0.000%, 11/12/20(7)	5,883	4,213
Hornblower Sub LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 7.303%, 3/28/25	2,675	2,568
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 7.300%, 6/18/20	6,144	5,918
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 0.000%, 9/14/20(7)	9,021	8,915
PS Holdco LLC (3 month LIBOR + 4.750%) 7.277%, 3/13/25	1,671	1,621
REP WWEX Acquisition Parent LLC First Lien (6 month LIBOR + 4.000%) 6.881%, 2/5/24	3,340	3,262
		26,497

Utility—3.7%
AES Corp. 2018 (3 month LIBOR + 1.750%) 4.456%, 5/31/22	12,576	12,269
APLP Holdings LP (1 month LIBOR + 2.750%) 5.272%, 4/13/23	3,242	3,155
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Utility—continued
Bronco Midstream Funding LLC (1 month LIBOR + 3.500%) 6.010%, 8/14/23	$ 5,440	$ 5,263
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 5.022%, 1/15/25	10,809	10,198
Calpine Corp.
2015 (3 month LIBOR + 2.500%) 5.310%, 1/15/23	5,894	5,599
2015 (3 month LIBOR + 2.500%) 5.310%, 1/15/24	5,870	5,566
2016 (3 month LIBOR + 2.500%) 5.310%, 5/31/23	5,128	4,861
2017 (1 month LIBOR + 1.750%) 4.280%, 12/31/19	5,700	5,639
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 6.272%, 10/2/23	11,819	11,534
Invenergy Thermal Operating I LLC (3 month LIBOR + 3.500%) 6.303%, 8/28/25	6,502	6,421
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.530%, 4/13/21	7,784	6,534
Messer Industries LLC (3 month LIBOR + 2.500%) 0.000%, 10/1/25(7)	3,625	3,432
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.803%, 10/18/22	15,963	15,245
NRG Energy, Inc. (1 month LIBOR + 1.750%) 4.272%, 6/30/23	18,710	17,952
PowerTeam Services LLC First Lien (3 month LIBOR + 3.250%) 6.063%, 3/6/25	8,085	7,802
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.522%, 5/13/22	12,562	12,279
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.522%, 4/15/24	14,976	14,745
Tranche B-1 (1 month LIBOR + 4.000%) 6.522%, 7/17/23	5,871	5,780
Vistra Operations Co. LLC
2018 (1 month LIBOR + 2.000%) 4.473%, 12/31/25	26,069	25,030
Tranche B-1 (1 month LIBOR + 2.000%) 4.522%, 8/4/23	17,360	16,700
		196,004

Total Leveraged Loans (Identified Cost $5,258,898)		4,992,101

	Shares
Convertible Preferred Stock—0.0%
Financials—0.0%
Ditech Holding Corp.(11)	742	— (12)
Total Convertible Preferred Stock (Identified Cost $853)		— (12)

	Shares	Value

Preferred Stocks—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(5)(11)	8,569	$ 21
Financials—0.0%
GMAC Capital Trust I Series 2, 8.401%	34,000	862
Total Preferred Stocks (Identified Cost $908)		883

Common Stocks—0.5%
Consumer Discretionary—0.1%
Caesars Entertainment Corp.(3)(11)	767,654	5,212
Energy—0.0%
Riviera Resources, Inc.(3)(11)	48,521	767
Roan Resources, Inc.(3)(11)	128,202	1,074
SandRidge Energy, Inc.(3)(11)	16,109	123
Templar Energy LLC Class A(5)(11)	1,608,573	402
		2,366

Industrials—0.1%
HGIM Corp.(3)(5)(11)	91,679	3,713
Information Technology—0.3%
Avaya Holdings Corp.(3)(11)	1,101,677	16,041
Total Common Stocks (Identified Cost $83,762)		27,332

Rights—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(5)(11)	410,667	292
Total Rights (Identified Cost $554)		292

Total Long-Term Investments—95.9% (Identified Cost $5,415,886)		5,083,067

TOTAL INVESTMENTS—95.9% (Identified Cost $5,415,886)		5,083,067
Other assets and liabilities, net—4.1%		216,572
NET ASSETS—100.0%		$5,299,639

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $23,485 or 0.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion segregated as collateral for a delayed delivery transaction.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	80% of the income received was in cash and 20% was in PIK.
(7)	This loan will settle after December 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Security is fixed rate.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(11)	Non-income producing.
(12)	Amount is less than $500.

Country Weightings (Unaudited)†
United States	88%
Luxembourg	3
Canada	3
France	2
Netherlands	1
Cayman Islands	1
Australia	1
Other	1
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 3,572	$ —	$ 3,572	$ —
Corporate Bonds and Notes	58,887	—	33,515	25,372
Leveraged Loans	4,992,101	—	4,977,054	15,047
Equity Securities:
Common Stocks	27,332	23,217	—	4,115
Preferred Stocks	883	862	—	21
Rights	292	—	—	292
Convertible Preferred Stock	— (1)	—	— (1)	—
Total Investments	$5,083,067	$24,079	$5,014,141	$44,847

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $893 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $10,147 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2017:	$ 122,806	$ 3,910	$ 35,539	$ 76,342	$ 6,645	$ —	$370
Accrued discount/(premium)	54	2	52	—	—	—	—
Realized gain (loss)	9,363	83	21	(285)	9,544	—	—
Change in unrealized appreciation (depreciation)(c)	(4,418)	— (d)	698	653	(5,655)	(36)	(78)
Purchases	8,570	—	—	4,658	3,855	57	—
Sales (b)	(100,782)	(3,995)	(10,938)	(75,575)	(10,274)	—	—
Transfers into Level 3(a)	10,147	—	—	10,147	—	—	—
Transfers from Level 3(a)	(893)	—	—	(893)	—	—	—
Balance as of December 31, 2018	$ 44,847	$ —	$25,372 (e)	$ 15,047	$ 4,115	$ 21	$292
(a) “Transfers into and/or from” represent the ending value as of December 31, 2018, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(b) Includes paydowns on securities.
(c) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2018, was $(2,189).
(d) Amount is less than $500.
(e) Includes internally fair valued security currently priced at $0.
See Notes to Financial Statements.

Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—91.6%
California—1.3%
General Obligation—1.3%
California, State of 5.000%, 8/1/36	$ 870	$ 1,009
Georgia—88.0%
Electric Revenue—3.8%
Main Street Natural Gas, Inc., Mandatory Put 9/1/23 2.324%, 4/1/48(2)	3,000	2,964
General Obligation—9.9%
Forsyth County School District
5.000%, 2/1/26	250	298
5.000%, 2/1/36	1,475	1,736
5.000%, 2/1/37	1,500	1,759
Georgia, State of 4.000%, 2/1/35	2,000	2,125
Gwinnett County School District 5.000%, 2/1/35	1,500	1,712
		7,630
General Revenue—27.8%
Athens Housing Authority, UGA Real Estate Foundation, Inc. East Campus Housing Phase II LLC Project 5.000%, 6/15/31	1,000	1,158
Atlanta Development Authority,
Senior Lien 5.000%, 7/1/34	1,000	1,128
Senior Lien 5.250%, 7/1/40	2,500	2,825
Fulton County Development Authority,
Georgia Tech Facilities 5.000%, 5/1/39	2,145	2,390
Georgia Tech Facilities 4.000%, 3/1/43	750	768
Robert Woodruff Arts Center, Inc. 5.250%, 3/15/24	1,145	1,153
Robert Woodruff Arts Center, Inc. 5.000%, 3/15/36	2,000	2,214
Gwinnett County Development Authority,
Georgia Gwinnett College Student Center Project 5.000%, 7/1/33	500	575
Georgia Gwinnett College Student Housing Project 5.000%, 7/1/30	2,230	2,593
Private Colleges & Universities Authority,
Emory University 5.000%, 10/1/38	3,500	3,996
Savannah College of Art and Design Project 5.000%, 4/1/44	2,500	2,661
		21,461
Healthcare Revenue—12.8%
Athens-Clarke County Unified Government Development Authority, Catholic Health East 6.250%, 11/15/32	1,250	1,270
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. Project (Country Guaranteed Insured) 5.000%, 7/1/41	3,000	3,305
	Par Value	Value
Georgia—continued
Healthcare Revenue—continued
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. 5.000%, 11/15/29	$2,000	$ 2,052
Greene County Development Authority, Catholic Health East 5.000%, 11/15/37	2,955	3,240
		9,867
Pre-Refunded—3.5%
Metropolitan Atlanta Rapid Transit Authority Third Indenture (Pre-Refunded 7/1/22 @ 100) 5.000%, 7/1/30	1,465	1,619
Thomasville Hospital Authority, John D. Archibold Memorial Hospital, Inc. Project (Pre-Refunded 11/2/20 @ 100) 5.375%, 11/1/40	1,000	1,062
		2,681
Special Tax Revenue—1.5%
Metropolitan Atlanta Rapid Transit Authority 5.000%, 7/1/34	1,000	1,149
Tax Allocation Revenue—10.5%
Atlanta, City of,
Atlantic Station Project 5.000%, 12/1/23	1,060	1,185
Atlantic Station Project 5.000%, 12/1/24	650	739
Beltline Project 5.000%, 1/1/28	855	990
Beltline Project 5.000%, 1/1/30	1,055	1,211
Beltline Project 5.000%, 1/1/31	1,500	1,714
Eastside Project 5.000%, 1/1/28	1,150	1,311
Eastside Project 5.000%, 1/1/29	300	341
Eastside Project 5.000%, 1/1/30	550	623
		8,114
Transportation Revenue—6.0%
Atlanta, City of, Department of Aviation
5.000%, 1/1/27	1,000	1,131
5.000%, 1/1/32	1,000	1,116
5.000%, 1/1/42	2,235	2,383
		4,630
Water & Sewer Revenue—12.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue 5.000%, 1/1/24	1,250	1,427
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/40	4,000	4,446
Fulton County Water & Sewerage Revenue 5.000%, 1/1/26	1,810	1,913
See Notes to Financial Statements.

Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Georgia—continued
Water & Sewer Revenue—continued
Henry County Water & Sewerage Authority (AMBAC Insured) 6.150%, 2/1/20	$1,575	$ 1,615
		9,401
North Carolina—2.3%
General Revenue—2.3%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,700	1,796
Total Municipal Bonds (Identified Cost $69,640)		70,702

Total Long-Term Investments—91.6% (Identified Cost $69,640)		70,702

	Shares
Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%) (3)	3,716,457	3,716
Total Short-Term Investment (Identified Cost $3,716)		3,716

TOTAL INVESTMENTS—96.4% (Identified Cost $73,356)		74,418
Other assets and liabilities, net—3.6%		2,771
NET ASSETS—100.0%		$77,189
Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
LLC	Limited Liability Company

Footnote Legend:
(1)	At December 31, 2018, 6.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$70,702	$ —	$70,702
Short-Term Investment	3,716	3,716	—
Total Investments	$74,418	$3,716	$70,702
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.4%
Alabama—7.2%
Auburn University Revenue 5.000%, 6/1/32	$1,035	$ 1,231
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	1,000	1,136
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,127
		3,494

Alaska—1.5%
Matanuska-Susitna Borough, Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/28	730	750
California—24.5%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,312
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50	1,750	1,849
California, State of,
General Obligation 5.000%, 9/1/30	1,000	1,075
General Obligation 6.500%, 4/1/33	920	930
General Obligation 5.000%, 8/1/24	3,500	4,060
California Statewide Communities Development Authority,
John Muir Health Revenue 5.000%, 12/1/53	200	222
John Muir Health Revenue 5.000%, 12/1/57	350	386
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	589
5.000%, 9/1/29	405	474
		11,897

District of Columbia—6.7%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,169
District of Columbia Revenue 5.500%, 12/1/30	2,000	2,063
		3,232

Georgia—5.2%
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/35	1,000	1,164
	Par Value	Value

Georgia—continued
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	$1,250	$ 1,340
		2,504

Illinois—17.4%
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/48	1,500	1,667
Cook County,
Sales Tax Revenue 5.250%, 11/15/36	2,000	2,288
Sales Tax Revenue 4.000%, 11/15/37	2,000	2,051
Illinois, State of, General Obligation 5.000%, 11/1/24	1,340	1,430
University of Illinois Revenue (Pre-Refunded 4/1/19 @ 100) 5.750%, 4/1/38	1,000	1,009
		8,445

Maryland—5.7%
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	2,320	2,771
Missouri—5.8%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/36	2,500	2,828
New York—9.0%
New York City Water & Sewer System Revenue 5.000%, 6/15/30	2,750	3,243
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/31	950	1,138
		4,381

Oregon—4.8%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,117
Salem-Keizer School District No. 24J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/30	1,000	1,204
		2,321

Texas—5.8%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,092
See Notes to Financial Statements.

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Texas—continued
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/48	$1,500	$ 1,717
		2,809

Washington—4.8%
Energy Northwest Revenue 5.000%, 7/1/33	2,000	2,331
Total Municipal Bonds (Identified Cost $46,948)		47,763

Total Long-Term Investments—98.4% (Identified Cost $46,948)		47,763

	Shares
Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%)(2)	1,152,606	1,153
Total Short-Term Investment (Identified Cost $1,153)		1,153

TOTAL INVESTMENTS—100.8% (Identified Cost $48,101)		48,916
Other assets and liabilities, net—(0.8)%		(380)
NET ASSETS—100.0%		$48,536
Abbreviations:
AGC	Assured Guaranty Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2018, 6.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$47,763	$ —	$47,763
Short-Term Investment	1,153	1,153	—
Total Investments	$48,916	$1,153	$47,763
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—91.1%
Communication Services—17.7%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$ 1,970	$ 1,891
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,245	1,173
Altice Luxembourg S.A. 144A 7.750%, 5/15/22(1)	2,150	1,957
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	875	841
CCO Holdings LLC
5.250%, 9/30/22	410	406
5.750%, 9/1/23	505	502
144A 5.750%, 2/15/26(1)	2,785	2,729
144A 5.125%, 5/1/27(1)	1,455	1,355
144A 5.875%, 5/1/27(1)	1,480	1,436
CenturyLink, Inc.
5.625%, 4/1/20	470	468
6.750%, 12/1/23	1,855	1,788
7.500%, 4/1/24	675	651
7.650%, 3/15/42	410	323
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	1,520	1,254
144A 8.000%, 10/15/25(1)	2,114	1,744
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	550	536
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	741
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	516
CSC Holdings LLC
144A 7.750%, 7/15/25(1)	440	448
144A 6.625%, 10/15/25(1)	680	689
144A 7.500%, 4/1/28(1)	245	244
DISH DBS Corp.
5.125%, 5/1/20	920	909
6.750%, 6/1/21	1,070	1,059
7.750%, 7/1/26	2,495	2,065
Intelsat Connect Finance S.A. 144A 9.500%, 2/15/23(1)	5,090	4,377
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	410	467
144A 9.750%, 7/15/25(1)	1,335	1,339
Level 3 Financing, Inc. 5.375%, 5/1/25	1,755	1,645
Level 3 Parent LLC 5.750%, 12/1/22	850	835
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	790	780
Netflix, Inc. 5.875%, 2/15/25	2,485	2,507
Qwest Capital Funding, Inc.
6.875%, 7/15/28	385	323
7.750%, 2/15/31	420	342
Sprint Capital Corp.
6.875%, 11/15/28	1,650	1,559
8.750%, 3/15/32	875	923
Sprint Communications, Inc.
11.500%, 11/15/21	1,415	1,603
9.250%, 4/15/22	285	326
Sprint Corp. 7.875%, 9/15/23	1,060	1,088
	Par Value	Value
Communication Services—continued
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	$ 1,400	$ 1,267
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	999	967
UPC Holding B.V. 144A 5.500%, 1/15/28(1)	1,425	1,290
Viacom, Inc. 6.250%, 2/28/57	1,025	957
West Corp. 144A 8.500%, 10/15/25(1)	745	585
WMG Acquisition Corp. 144A 5.625%, 4/15/22(1)	1,070	1,067
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,540	1,378
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	950	857
		52,207

Consumer Discretionary—11.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,859	1,664
Asbury Automotive Group, Inc. 6.000%, 12/15/24	340	325
Boyd Gaming Corp. 6.000%, 8/15/26	870	813
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	163
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,785	1,535
Century Communities, Inc.
6.875%, 5/15/22	1,680	1,625
5.875%, 7/15/25	1,593	1,402
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	500	500
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,045	1,008
144A 6.000%, 9/15/26(1)	660	624
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	565	537
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	695	705
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	1,075	1,013
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	630	632
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	670	665
L Brands, Inc. 6.875%, 11/1/35	735	614
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	340	357
Lennar Corp. 5.875%, 11/15/24	1,255	1,255
Mattel, Inc. 4.350%, 10/1/20	1,825	1,779
MGM Resorts International
6.750%, 10/1/20	1,190	1,223
7.750%, 3/15/22	1,140	1,213
Motors Liquidation Co. Escrow
8.375%, 7/15/33(2)	36,800	—
7.200%, 1/15/49(2)	17,182	—
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
New Home Co., Inc. (The) 7.250%, 4/1/22	$ 1,075	$ 976
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	1,815	1,670
Penske Automotive Group, Inc. 5.375%, 12/1/24	915	857
Sears Holdings Corp. 8.000%, 12/15/19(3)	3,561	178
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,519
Staples, Inc. 144A 8.500%, 9/15/25(1)	735	663
Stars Group Holdings B.V. 144A 7.000%, 7/15/26(1)	520	506
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	926
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,031	1,940
5.875%, 6/15/24	2,760	2,463
5.250%, 6/1/27	1,850	1,461
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,460	1,361
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	600	612
		34,784

Consumer Staples—4.3%
Albertsons Cos. LLC 6.625%, 6/15/24	910	844
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,815	2,421
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,085	1,094
JBS USA Lux S.A. 144A 6.750%, 2/15/28(1)	785	765
New Albertson’s, Inc. 7.450%, 8/1/29	1,010	808
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,870	2,691
144A 5.875%, 9/30/27(1)	580	526
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	457	439
144A 8.000%, 7/15/25(1)	825	862
144A 5.750%, 3/1/27(1)	571	535
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,741	1,693
		12,678

Energy—15.2%
Antero Resources Corp. 5.625%, 6/1/23	840	798
Apergy Corp. 6.375%, 5/1/26	670	650
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	770	697
California Resources Corp. 144A 8.000%, 12/15/22(1)	4,053	2,746
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	682	634
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	100	105
	Par Value	Value

Energy—continued
Chesapeake Energy Corp.
8.000%, 1/15/25	$ 2,525	$ 2,228
7.500%, 10/1/26	550	470
8.000%, 6/15/27	3,490	2,932
Crestwood Midstream Partners LP 5.750%, 4/1/25	1,036	961
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,090	905
Diamondback Energy, Inc.
5.375%, 5/31/25	1,783	1,738
144A 4.750%, 11/1/24(1)	185	179
Eclipse Resources Corp. 8.875%, 7/15/23	1,015	870
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	1,335	1,368
Ensco plc
8.000%, 1/31/24	2,258	1,852
7.750%, 2/1/26	590	437
5.750%, 10/1/44	1,650	922
Enviva Partners LP 8.500%, 11/1/21	500	512
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(4)	264	259
Halcon Resources Corp. 6.750%, 2/15/25	800	584
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,340	2,059
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	955	821
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,355	1,143
MEG Energy Corp. 144A 6.500%, 1/15/25(1)	1,030	1,045
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	192
Oceaneering International, Inc. 6.000%, 2/1/28	2,380	1,920
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	925	841
Petrobras Global Finance B.V.
8.375%, 5/23/21	313	340
7.375%, 1/17/27	935	961
Precision Drilling Corp.
6.500%, 12/15/21	571	531
7.750%, 12/15/23	800	737
144A 7.125%, 1/15/26(1)	356	306
Pride International LLC 7.875%, 8/15/40	1,400	1,036
Range Resources Corp. 5.875%, 7/1/22	905	837
Rowan Cos., Inc.
4.875%, 6/1/22	3,345	2,760
5.850%, 1/15/44	1,585	991
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
SESI LLC
7.125%, 12/15/21	1,085	922
7.750%, 9/15/24	465	370
Southwestern Energy Co. 7.500%, 4/1/26	955	902
Sunoco LP 4.875%, 1/15/23	887	865
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	$ 1,599	$ 1,543
Transocean, Inc.
7.500%, 4/15/31	905	686
6.800%, 3/15/38	515	342
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	735	706
		44,703

Financials—12.1%
Ally Financial, Inc. 4.250%, 4/15/21	1,255	1,232
Altice Finco S.A. 144A 8.125%, 1/15/24(1)	530	493
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,116	1,071
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(5)	1,687	84
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,715	3,306
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	1,035	1,032
KCA Deutag UK Finance plc
144A 7.250%, 5/15/21(1)	555	450
144A 9.875%, 4/1/22(1)	1,560	1,279
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,220	1,089
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,408
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,095	2,043
144A 9.125%, 7/15/26(1)	2,735	2,660
Nationstar Mortgage LLC 6.500%, 7/1/21	1,671	1,629
Navient Corp. 8.000%, 3/25/20	2,545	2,586
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	2,525	2,424
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,121	1,909
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,485	3,258
144A 5.250%, 1/15/28(1)	1,245	1,102
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	1,125	1,086
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,505	2,215
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	2,235	2,118
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,174
		35,648

Health Care—7.1%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	1,545	1,409
144A 5.875%, 5/15/23(1)	1,655	1,531
144A 9.000%, 12/15/25(1)	2,141	2,130
Centene Corp. 5.625%, 2/15/21	1,425	1,429
	Par Value	Value

Health Care—continued
DaVita, Inc.
5.750%, 8/15/22	$ 1,405	$ 1,398
5.000%, 5/1/25	3,500	3,176
HCA Healthcare, Inc. 6.250%, 2/15/21	1,640	1,677
HCA, Inc.
6.500%, 2/15/20	1,115	1,143
7.500%, 11/6/33	420	441
7.500%, 11/15/95	455	441
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,060	1,012
Teleflex, Inc. 5.250%, 6/15/24	708	704
Tenet Healthcare Corp. 4.750%, 6/1/20	360	359
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	1,645	1,417
6.000%, 4/15/24	725	698
6.750%, 3/1/28	375	364
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,185	1,141
144A 5.375%, 8/15/26(1)	340	328
		20,798

Industrials—8.5%
AECOM 5.125%, 3/15/27	1,163	994
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	546
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,545	1,483
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	625	619
144A 4.875%, 11/1/25(1)	735	646
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	585	594
144A 8.750%, 12/1/21(1)	655	675
144A 7.500%, 3/15/25(1)	860	811
Cimpress NV 144A 7.000%, 6/15/26(1)	1,657	1,591
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,200	1,291
144A 10.875%, 10/15/25(1)	3,580	4,020
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	770	805
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	1,110	968
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,135	1,061
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,185	1,069
Matthews International Corp. 144A 5.250%, 12/1/25(1)	1,065	990
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	723	640
Resideo Funding, Inc. 144A 6.125%, 11/1/26(1)	645	635
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	788
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	425	405
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	$ 705	$ 698
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,472	2,583
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	599
WESCO Distribution, Inc. 5.375%, 6/15/24	720	679
		25,190

Information Technology—4.0%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,390	3,385
144A 5.375%, 8/1/22(1)	1,610	1,570
Dell International LLC 144A 7.125%, 6/15/24(1)	2,060	2,096
Dell, Inc. 6.500%, 4/15/38	867	772
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,680	1,638
144A 8.375%, 8/15/22(1)	1,780	1,622
Nuance Communications, Inc. 5.625%, 12/15/26	601	571
		11,654

Materials—4.5%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	1,645	1,554
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	868
Blue Cube Spinco LLC 9.750%, 10/15/23	1,318	1,450
Chemours Co. (The) 7.000%, 5/15/25	760	766
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	340	326
144A 7.250%, 5/15/22(1)	1,105	1,025
144A 6.500%, 3/1/24(1)	1,155	959
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,115	1,055
6.875%, 2/15/23	545	562
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,948	1,305
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,875	1,786
Summit Materials LLC 8.500%, 4/15/22	1,145	1,197
Valvoline, Inc. 5.500%, 7/15/24	322	315
		13,168

Real Estate—4.5%
CBL & Associates LP 5.250%, 12/1/23	1,546	1,225
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,172	2,982
iStar, Inc. 4.625%, 9/15/20	1,105	1,077
MPT Operating Partnership LP 5.000%, 10/15/27	1,020	933
	Par Value	Value

Real Estate—continued
Realogy Group LLC 144A 5.250%, 12/1/21(1)	$ 1,440	$ 1,368
SBA Communications Corp. 4.000%, 10/1/22	3,526	3,358
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,513	2,469
		13,412

Utilities—1.4%
AmeriGas Partners LP 5.750%, 5/20/27	1,080	956
Clearway Energy Operating LLC 5.000%, 9/15/26	680	610
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	980	833
NRG Energy, Inc. 7.250%, 5/15/26	1,325	1,380
Talen Energy Supply LLC 144A 10.500%, 1/15/26(1)	540	459
		4,238

Total Corporate Bonds and Notes (Identified Cost $288,662)		268,480

Leveraged Loans(6)—5.8%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	1,025	972
Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.633%, 4/7/25	348	321
Energy—1.0%
California Resources Corp. (1 month LIBOR + 10.375%) 12.897%, 12/31/21	1,430	1,398
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.930%, 3/6/23	962	921
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.553%, 2/28/23	677	543
		2,862

Financial—1.6%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.803%, 4/3/24	1,505	1,467
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	1,600	1,374
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 7.272%, 2/23/22	845	832
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financial—continued
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.504%, 12/7/20	$ 907	$ 889
		4,562

Food / Tobacco—0.5%
JBS USA Lux S.A. (3 month LIBOR + 2.500%) 5.260%, 10/30/22	1,375	1,321
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.691%, 6/22/23	1,025	971
Gaming / Leisure—0.3%
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.529%, 4/17/24	881	841
Information Technology—0.4%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 9/7/23	1,054	1,011
Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.936%, 1/7/22	1,005	960
Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.772%, 3/24/25	1,027	987
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	1,322	1,230
Service—0.3%
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	336	329
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 8.303%, 9/30/22	757	669
		998

Total Leveraged Loans (Identified Cost $18,050)		17,036

	Shares
Convertible Preferred Stock—0.0%
Financials—0.0%
Ditech Holding Corp.(7)	807	— (8)
Total Convertible Preferred Stock (Identified Cost $928)		— (8)

	Shares	Value

Preferred Stock—0.4%
Financials—0.4%
GMAC Capital Trust I Series 2, 8.401%	42,810	$ 1,085
Total Preferred Stock (Identified Cost $1,070)		1,085

Common Stocks—0.4%
Consumer Discretionary—0.2%
General Motors Co.	17,509	586
Energy—0.2%
Riviera Resources, Inc.(7)	13,286	210
Roan Resources, Inc.(7)	35,104	294
SandRidge Energy, Inc.(7)	26,765	204
Templar Energy LLC Class A(4)(7)	159,460	40
		748

Total Common Stocks (Identified Cost $7,072)		1,334

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(7)	3,760	— (8)
SandRidge Energy, Inc.(7)	1,583	— (8)
		—

Total Warrants (Identified Cost $0)		— (8)

Total Long-Term Investments—97.7% (Identified Cost $315,782)		287,935

TOTAL INVESTMENTS—97.7% (Identified Cost $315,782)		287,935
Other assets and liabilities, net—2.3%		6,920
NET ASSETS—100.0%		$294,855

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $144,898 or 49.1% of net assets.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	80% of the income received was in cash and 20% was in PIK.
(6)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Non-income producing.
(8)	Amount is less than $500.

Country Weightings (Unaudited)†
United States	80%
Canada	6
Luxembourg	5
Netherlands	5
United Kingdom	2
Cayman Islands	1
Bermuda	1
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$268,480	$ —	$268,221	$259
Leveraged Loans	17,036	—	17,036	—
Equity Securities:
Common Stocks	1,334	1,294	—	40
Preferred Stock	1,085	1,085	—	—
Warrants	— (1)	— (1)	—	—
Convertible Preferred Stock	— (1)	—	— (1)	—
Total Investments	$287,935	$2,379	$285,257	$299

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—88.8%
Communication Services—18.2%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,465	$ 1,406
Altice France S.A. 144A 8.125%, 2/1/27(1)	965	910
Altice Luxembourg S.A. 144A 7.750%, 5/15/22(1)	2,005	1,825
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	780	750
CCO Holdings LLC
5.250%, 9/30/22	405	401
5.750%, 9/1/23	2,485	2,473
144A 5.750%, 2/15/26(1)	2,165	2,122
144A 5.125%, 5/1/27(1)	1,990	1,853
144A 5.875%, 5/1/27(1)	1,460	1,416
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,783
7.500%, 4/1/24	475	458
7.650%, 3/15/42	390	307
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	1,285	1,060
144A 8.000%, 10/15/25(1)	2,330	1,922
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,047
CSC Holdings LLC
144A 7.750%, 7/15/25(1)	450	458
144A 6.625%, 10/15/25(1)	1,125	1,139
144A 7.500%, 4/1/28(1)	245	244
DISH DBS Corp.
5.125%, 5/1/20	1,010	997
6.750%, 6/1/21	1,150	1,138
7.750%, 7/1/26	2,385	1,974
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	1,265	1,442
144A 8.000%, 2/15/24(1)	1,290	1,329
Level 3 Financing, Inc.
6.125%, 1/15/21	1,685	1,685
5.375%, 8/15/22	1,330	1,304
5.125%, 5/1/23	620	598
5.375%, 5/1/25	1,755	1,645
Level 3 Parent LLC 5.750%, 12/1/22	885	869
Netflix, Inc. 5.875%, 2/15/25	2,330	2,350
Quebecor Media, Inc. 5.750%, 1/15/23	463	465
Qwest Capital Funding, Inc.
6.875%, 7/15/28	365	306
7.750%, 2/15/31	400	326
Sprint Capital Corp.
6.875%, 11/15/28	1,550	1,465
8.750%, 3/15/32	835	881
Sprint Communications, Inc.
11.500%, 11/15/21	1,325	1,501
9.250%, 4/15/22	280	320
Sprint Corp. 7.875%, 9/15/23	935	960
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,448
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	935	905
	Par Value	Value
Communication Services—continued
UPC Holding B.V. 144A 5.500%, 1/15/28(1)	$1,325	$ 1,199
Viacom, Inc. 6.250%, 2/28/57	830	775
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	458
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,258	1,255
144A 5.000%, 8/1/23(1)	600	584
144A 5.500%, 4/15/26(1)	405	387
Zayo Group LLC
6.375%, 5/15/25	495	460
144A 5.750%, 1/15/27(1)	500	446
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,305	1,168
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	815	736
		52,950

Consumer Discretionary—12.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,735	1,553
Asbury Automotive Group, Inc. 6.000%, 12/15/24	600	574
Boyd Gaming Corp. 6.000%, 8/15/26	810	757
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	177
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,820	1,565
Century Communities, Inc.
6.875%, 5/15/22	1,565	1,514
5.875%, 7/15/25	1,570	1,382
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	910	910
Eldorado Resorts, Inc.
6.000%, 4/1/25	985	950
144A 6.000%, 9/15/26(1)	620	586
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	540	513
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	600	601
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	491	471
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	625	620
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	737
L Brands, Inc. 6.875%, 11/1/35	700	585
Lennar Corp.
5.875%, 11/15/24	1,391	1,391
5.000%, 6/15/27	440	405
Mattel, Inc. 4.350%, 10/1/20	1,605	1,565
MGM Resorts International
7.750%, 3/15/22	1,080	1,149
6.000%, 3/15/23	915	920
New Home Co., Inc. (The) 7.250%, 4/1/22	1,060	962
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	2,510	2,309
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Penske Automotive Group, Inc. 5.375%, 12/1/24	$ 910	$ 852
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,516
5.500%, 3/1/26	1,000	962
7.875%, 6/15/32	400	414
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,601
144A 6.125%, 4/1/25(1)	440	389
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	905
Staples, Inc. 144A 8.500%, 9/15/25(1)	690	623
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	812
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,260	2,158
5.875%, 6/15/24	2,525	2,254
5.250%, 6/1/27	825	652
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,375	1,282
		36,616

Consumer Staples—4.2%
Albertsons Cos. LLC 6.625%, 6/15/24	925	858
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,655	2,283
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,045	1,053
JBS USA Lux S.A. 144A 6.750%, 2/15/28(1)	850	829
New Albertson’s, Inc. 7.450%, 8/1/29	946	757
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,505	2,349
144A 5.875%, 9/30/27(1)	580	526
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	380	365
144A 5.000%, 8/15/26(1)	1,235	1,124
144A 5.750%, 3/1/27(1)	474	444
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,640	1,595
		12,183

Energy—12.9%
Antero Resources Corp.
5.375%, 11/1/21	600	579
5.625%, 6/1/23	785	746
Apergy Corp. 6.375%, 5/1/26	627	608
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	690	624
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	640	595
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	560	591
Chesapeake Energy Corp. 8.000%, 1/15/25	2,975	2,625
Crestwood Midstream Partners LP 5.750%, 4/1/25	960	890
	Par Value	Value

Energy—continued
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	$1,010	$ 838
Diamondback Energy, Inc.
5.375%, 5/31/25	1,703	1,660
144A 4.750%, 11/1/24(1)	175	169
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	1,075	1,102
Ensco plc
8.000%, 1/31/24	2,580	2,116
7.750%, 2/1/26	570	422
5.750%, 10/1/44	1,577	881
Enviva Partners LP 8.500%, 11/1/21	520	533
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	282	277
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,445	1,272
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	935	804
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	739	624
MEG Energy Corp. 144A 6.500%, 1/15/25(1)	966	981
Murphy Oil Corp.
6.875%, 8/15/24	1,285	1,278
5.750%, 8/15/25	1,055	986
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	192
Oceaneering International, Inc.
4.650%, 11/15/24	520	412
6.000%, 2/1/28	2,404	1,939
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	905	822
Petrobras Global Finance B.V.
8.375%, 5/23/21	293	318
7.375%, 1/17/27	810	832
Precision Drilling Corp.
7.750%, 12/15/23	805	742
144A 7.125%, 1/15/26(1)	348	299
Pride International LLC 7.875%, 8/15/40	1,370	1,014
Range Resources Corp.
5.750%, 6/1/21	809	783
5.875%, 7/1/22	995	920
Rowan Cos., Inc.
4.875%, 6/1/22	1,556	1,284
5.850%, 1/15/44	1,520	950
SESI LLC
7.125%, 12/15/21	1,040	884
7.750%, 9/15/24	477	379
Southwestern Energy Co. 7.500%, 4/1/26	910	860
Sunoco LP 4.875%, 1/15/23	897	875
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	579	569
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,671	1,613
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	$ 665	$ 638
		37,526

Financials—11.0%
Ally Financial, Inc.
4.250%, 4/15/21	1,175	1,153
5.750%, 11/20/25	390	388
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,010	970
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,650	3,248
Icahn Enterprises LP 6.000%, 8/1/20	1,000	999
ILFC E-Capital Trust I 144A 4.550%, 12/21/65(1)(3)	2,390	1,858
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	975	973
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,195	1,067
MGIC Investment Corp. 5.750%, 8/15/23	980	975
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,010	1,960
144A 9.125%, 7/15/26(1)	2,565	2,494
Nationstar Mortgage LLC 6.500%, 7/1/21	1,585	1,545
Navient Corp. 8.000%, 3/25/20	1,410	1,433
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,020	1,818
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,315	3,099
144A 5.250%, 1/15/28(1)	1,250	1,106
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	1,055	1,018
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	621
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,785	2,463
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	1,720	1,630
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,276
		32,094

Health Care—8.2%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	1,520	1,386
144A 5.875%, 5/15/23(1)	1,610	1,489
144A 7.000%, 3/15/24(1)	900	909
144A 9.000%, 12/15/25(1)	2,136	2,125
Centene Corp.
5.625%, 2/15/21	1,415	1,419
6.125%, 2/15/24	590	604
144A 5.375%, 6/1/26(1)	495	481
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	887
DaVita, Inc.
5.750%, 8/15/22	1,310	1,303
5.000%, 5/1/25	3,255	2,954
	Par Value	Value

Health Care—continued
HCA Healthcare, Inc. 6.250%, 2/15/21	$1,525	$ 1,559
HCA, Inc.
7.500%, 11/6/33	400	420
7.500%, 11/15/95	455	441
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	995	950
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,024
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,039
Teleflex, Inc. 5.250%, 6/15/24	699	696
Tenet Healthcare Corp. 4.750%, 6/1/20	345	344
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	1,570	1,352
6.000%, 4/15/24	750	722
6.750%, 3/1/28	400	388
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,105	1,064
144A 5.375%, 8/15/26(1)	320	309
		23,865

Industrials—7.5%
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	492
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,100	1,056
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	600	594
144A 4.875%, 11/1/25(1)	690	606
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	490	497
144A 8.750%, 12/1/21(1)	630	649
144A 7.500%, 3/15/25(1)	825	778
Cimpress NV 144A 7.000%, 6/15/26(1)	1,535	1,474
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,950	2,098
144A 10.875%, 10/15/25(1)	3,157	3,545
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,043
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,130	1,020
Matthews International Corp. 144A 5.250%, 12/1/25(1)	995	925
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	780	690
Resideo Funding, Inc. 144A 6.125%, 11/1/26(1)	605	596
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	626
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	442
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	477
TMS International Corp. 144A 7.250%, 8/15/25(1)	855	799
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,527	1,595
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
USG Corp. 144A 5.500%, 3/1/25(1)	$ 640	$ 645
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	574
WESCO Distribution, Inc. 5.375%, 6/15/24	700	660
		21,881

Information Technology—4.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,017
144A 5.375%, 8/1/22(1)	1,845	1,799
CDK Global, Inc. 5.875%, 6/15/26	570	572
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	940	856
Dell International LLC 144A 7.125%, 6/15/24(1)	1,455	1,481
Dell, Inc. 6.500%, 4/15/38	890	792
Gartner, Inc. 144A 5.125%, 4/1/25(1)	655	637
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	2,545	2,481
144A 8.375%, 8/15/22(1)	1,740	1,586
MSCI, Inc. 144A 5.250%, 11/15/24(1)	780	776
		12,997

Materials—4.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	1,560	1,474
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	878
Blue Cube Spinco LLC 9.750%, 10/15/23	1,150	1,265
Chemours Co. (The) 7.000%, 5/15/25	735	741
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	315	302
144A 7.250%, 5/15/22(1)	995	923
144A 6.500%, 3/1/24(1)	1,140	946
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,130	1,069
6.875%, 2/15/23	565	583
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,289	864
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	913
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	955
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,009
Summit Materials LLC 8.500%, 4/15/22	1,065	1,113
	Par Value	Value

Materials—continued
Valvoline, Inc. 5.500%, 7/15/24	$ 922	$ 901
		13,936

Real Estate—3.5%
CBL & Associates LP 5.250%, 12/1/23	1,440	1,141
Equinix, Inc. 5.875%, 1/15/26	725	730
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,225	3,032
MPT Operating Partnership LP 5.000%, 10/15/27	945	864
SBA Communications Corp.
4.000%, 10/1/22	2,036	1,939
4.875%, 9/1/24	905	851
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,631
		10,188

Utilities—1.4%
Calpine Corp. 5.750%, 1/15/25	900	823
Clearway Energy Operating LLC
5.375%, 8/15/24	685	651
5.000%, 9/15/26	650	583
NRG Energy, Inc. 7.250%, 5/15/26	1,885	1,963
		4,020

Total Corporate Bonds and Notes (Identified Cost $272,603)		258,256

Leveraged Loans(3)—5.8%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	1,034	982
Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.633%, 4/7/25	348	321
Energy—1.0%
California Resources Corp. (1 month LIBOR + 10.375%) 12.897%, 12/31/21	1,195	1,168
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.930%, 3/6/23	1,046	1,002
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.553%, 2/28/23	731	586
		2,756

Financial—1.5%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.803%, 4/3/24	1,404	1,369
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financial—continued
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	$1,609	$ 1,381
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 7.272%, 2/23/22	703	692
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.504%, 12/7/20	907	889
		4,331

Food / Tobacco—0.6%
JBS USA Lux S.A. (3 month LIBOR + 2.500%) 5.260%, 10/30/22	1,695	1,627
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.691%, 6/22/23	1,035	980
Gaming / Leisure—0.3%
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.529%, 4/17/24	868	828
Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.936%, 1/7/22	1,025	980
Media / Telecom - Diversified Media—0.4%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.772%, 3/24/25	1,037	996
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	1,302	1,212
Service—0.6%
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 5.022%, 12/7/23	1,572	1,490
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	328	321
		1,811

Total Leveraged Loans (Identified Cost $17,805)		16,824

	Shares	Value
Common Stock—0.0%
	Energy—0.0%
Templar Energy LLC Class A(2)(4)	134,055	$ 33
	Total Common Stock (Identified Cost $4,781)	33

	Total Long-Term Investments—94.6% (Identified Cost $295,189)	275,113

	TOTAL INVESTMENTS—94.6% (Identified Cost $295,189)	275,113
	Other assets and liabilities, net—5.4%	15,789
	NET ASSETS—100.0%	$290,902

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $133,271 or 45.8% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Non-income producing.

Country Weightings (Unaudited)†
United States	81%
Canada	6
Netherlands	5
Luxembourg	4
United Kingdom	2
Cayman Islands	1
Bermuda	1
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$258,256	$257,979	$277
Leveraged Loans	16,824	16,824	—
Equity Securities:
Common Stock	33	—	33
Total Investments	$275,113	$274,803	$310
There were no securities valued using quoted prices (Level 1) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—100.1%
Alabama—0.5%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,704
Alaska—4.2%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/28	5,650	5,806
Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,451
		13,257

California—22.5%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/35	5,725	6,785
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 2.287%, 4/1/38(2)	3,825	3,832
California, State of,
General Obligation 6.500%, 4/1/33	11,230	11,359
General Obligation 5.000%, 8/1/24	9,845	11,419
General Obligation 5.000%, 8/1/30	13,500	16,295
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,307
Los Angeles Department of Water & Power System Revenue
5.000%, 7/1/36	4,410	5,146
5.000%, 7/1/37	1,000	1,162
Los Angeles Department of Water Revenue
5.000%, 7/1/34	2,645	3,041
5.000%, 7/1/36	2,000	2,280
San Juan Unified School District,
General Obligation 4.000%, 8/1/30	3,000	3,264
General Obligation 4.000%, 8/1/31	2,000	2,155
Santa Monica-Malibu Unified School District,
General Obligation 5.000%, 8/1/39	400	447
General Obligation 5.000%, 8/1/43	1,500	1,674
		71,166

Connecticut—1.6%
Connecticut, State of, Sales Tax Revenue 5.000%, 10/1/25	4,500	5,149
District of Columbia—3.6%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,303
	Par Value	Value

District of Columbia—continued
District of Columbia Revenue 5.500%, 12/1/30	$ 8,000	$ 8,252
		11,555

Florida—3.1%
Miami-Dade County Water & Sewer System Revenue
5.000%, 10/1/32	6,100	6,939
5.000%, 10/1/33	2,650	3,006
		9,945

Georgia—2.4%
Atlanta, City of, Water & Wastewater Revenue
5.000%, 11/1/34	2,000	2,340
5.000%, 11/1/35	4,585	5,338
		7,678

Hawaii—2.6%
Hawaii, State of,
Airports System Revenue 5.000%, 7/1/30	1,250	1,451
Airports System Revenue 5.000%, 7/1/31	1,275	1,473
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	67
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	178
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	4,970
		8,139

Illinois—12.9%
Chicago O’Hare International Airport,
Passenger Facilities Charge Revenue 5.000%, 1/1/25	2,420	2,596
Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,787
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/25	3,000	3,218
Senior Lien 5.000%, 1/1/48	3,500	3,889
Cook County,
Sales Tax Revenue 5.250%, 11/15/35	6,000	6,893
Sales Tax Revenue 5.250%, 11/15/36	8,000	9,151
Sales Tax Revenue 4.000%, 11/15/37	3,000	3,076
Illinois, State of,
General Obligation 5.000%, 10/1/22	1,000	1,054
General Obligation 5.000%, 11/1/24	3,000	3,201
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/25	1,700	1,890
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue 5.000%, 1/1/30	1,000	1,130
See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Illinois—continued
University of Illinois Revenue (Pre-Refunded 4/1/19 @ 100) 5.750%, 4/1/38	$ 2,000	$ 2,019
		40,904

Louisiana—0.3%
New Orleans Aviation Board, General Airport North Terminal Project Revenue 5.000%, 1/1/35	760	842
Maryland—5.0%
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,554
Montgomery County, General Obligation 5.000%, 11/1/27	5,000	5,765
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	3,000	3,583
		15,902

Massachusetts—3.0%
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 8/15/36	5,000	5,637
Massachusetts State College Building Authority Revenue (ST INTERCEPT Insured) 5.000%, 5/1/34	3,545	3,966
		9,603

Michigan—1.0%
Michigan Finance Authority Revenue 5.000%, 7/1/21	3,110	3,110
Minnesota—0.8%
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,368
Missouri—0.5%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,704
Nevada—1.8%
Clark County School District, General Obligation (AGM-CR Insured) 5.000%, 6/15/27	4,775	5,600
New Jersey—0.5%
New Jersey Turnpike Authority, Toll Highway Revenue 5.000%, 1/1/34	1,500	1,669
New York—11.1%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/34	5,060	5,858
New York City Water & Sewer System Revenue 5.000%, 6/15/30	2,250	2,653
New York State Dormitory Authority,
5.000%, 3/15/32	5,050	5,993
	Par Value	Value

New York—continued
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/32	$ 3,000	$ 3,459
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/33	1,000	1,149
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,838
Sales Tax Revenue 5.000%, 3/15/31	3,300	3,953
Sales Tax Revenue 5.000%, 3/15/35	5,000	5,651
New York, City of,
General Obligation 5.000%, 8/1/26	1,000	1,188
General Obligation 5.000%, 12/1/34	2,000	2,354
		35,096

Ohio—2.8%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	8,930
Oregon—5.3%
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	866
5.000%, 7/1/30	1,000	1,141
5.000%, 7/1/33	1,000	1,128
5.000%, 7/1/34	1,000	1,125
5.000%, 7/1/35	1,000	1,122
Salem-Keizer School District No. 24J,
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/30	4,460	5,368
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	4,000	4,792
Washington County School District No 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,179
		16,721

Pennsylvania—6.2%
Delaware River Port Authority,
Toll Highway Revenue 5.000%, 1/1/25	2,250	2,595
Toll Highway Revenue 5.000%, 1/1/31	1,500	1,786
Toll Highway Revenue 5.000%, 1/1/32	1,500	1,777
Pennsylvania Economic Development Financing Authority Revenue 5.000%, 7/1/21	1,340	1,340
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,921
5.000%, 7/1/23	2,000	2,217
5.000%, 7/1/27	1,000	1,161
See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
University of Pittsburgh of the Commonwealth System of Higher Education, Capital Projects Revenue (Pre-Refunded 3/15/19 @ 100) 5.500%, 9/15/23	$ 6,750	$ 6,802
		19,599

Texas—1.2%
Austin Convention Enterprises, Inc., Convention Center Revenue 5.000%, 1/1/25	1,100	1,226
San Antonio, City of, Electric & Gas Systems Revenue
5.000%, 2/1/26	1,000	1,180
5.000%, 2/1/44	1,250	1,438
		3,844

Virginia—1.8%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,539
Washington—5.4%
Energy Northwest Revenue 5.000%, 7/1/33	1,570	1,829
Washington, State of,
General Obligation 5.000%, 2/1/30	5,000	5,796
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	8,880	9,583
		17,208

Total Municipal Bonds (Identified Cost $314,773)		317,232

Total Long-Term Investments—100.1% (Identified Cost $314,773)		317,232

	Shares	Value
Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%)(3)	5,776,245	$ 5,776
Total Short-Term Investment (Identified Cost $5,776)		5,776

TOTAL INVESTMENTS—101.9% (Identified Cost $320,549)		323,008
Other assets and liabilities, net—(1.9)%		(6,008)
NET ASSETS—100.0%		$317,000

Abbreviations:
AGC	Assured Guaranty Corp.
CR	Custodial Receipts
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2018, 12.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$317,232	$ —	$317,232
Short-Term Investment	5,776	5,776	—
Total Investments	$323,008	$5,776	$317,232
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds—89.9%
California—3.7%
General Obligation—3.7%
California, State of 5.000%, 8/1/36	$ 495	$ 574
North Carolina—86.2%
General Obligation—7.4%
Mecklenburg County 5.000%, 9/1/24	1,000	1,161
General Revenue—24.8%
North Carolina Capital Facilities Finance Agency,
University of Duke 5.000%, 10/1/41	1,000	1,122
University of Wake Forest 5.000%, 1/1/33	500	577
Pitt County 5.000%, 4/1/28	750	861
University of North Carolina at Chapel Hill, Mandatory Put 11/9/22 1.974%, 12/1/41(1)	750	747
Wake County 5.000%, 12/1/35	500	580
		3,887
Healthcare Revenue—12.2%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System 4.000%, 1/15/45	750	758
North Carolina Medical Care Commission, Mission Healthcare System 5.000%, 10/1/35	1,125	1,158
		1,916
Lease Revenue—5.1%
Cabarrus County, Public Improvements 4.000%, 6/1/33	750	800
Pre-Refunded—8.4%
Forsyth County, Educational Facilities (Pre-Refunded 2/1/19 @ 100) 5.000%, 2/1/22	750	752
North Carolina Municipal Power Agency (Pre-Refunded 1/1/19 @ 100) 5.000%, 1/1/25	570	570
		1,322
Transportation Revenue—19.2%
Charlotte, City of, Charlotte Douglas International Airport 5.000%, 7/1/26	900	1,023
	Par Value	Value
North Carolina—continued
Transportation Revenue—continued
North Carolina Turnpike Authority, Senior Lien 5.000%, 1/1/32	$ 750	$ 834
Raleigh Durham Airport Authority 5.000%, 5/1/29	1,000	1,146
		3,003
Water & Sewer Revenue—9.1%
Buncombe County Metropolitan Sewerage District 5.000%, 7/1/39	750	837
Charlotte, City of, Water & Sewer System Revenue 5.000%, 7/1/44	500	582
		1,419
Total Municipal Bonds (Identified Cost $14,215)		14,082

Total Long-Term Investments—89.9% (Identified Cost $14,215)		14,082

	Shares
Short-Term Investment—8.9%
Money Market Mutual Fund—8.9%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%) (2)	1,403,243	1,403
Total Short-Term Investment (Identified Cost $1,403)		1,403

TOTAL INVESTMENTS—98.8% (Identified Cost $15,618)		15,485
Other assets and liabilities, net—1.2%		187
NET ASSETS—100.0%		$15,672

Footnote Legend:
(1)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$14,082	$ —	$14,082
Short-Term Investment	1,403	1,403	—
Total Investments	$15,485	$1,403	$14,082
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—55.7%
U.S. Treasury Note
1.375%, 10/31/20	$ 598	$ 585
1.250%, 3/31/21	1,167	1,136
1.125%, 7/31/21	2,211	2,136
1.875%, 1/31/22	1,294	1,271
Total U.S. Government Securities (Identified Cost $5,101)		5,128

Mortgage-Backed Securities—15.0%
Agency—9.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K712, A2 1.869%, 11/25/19	206	204
Federal Home Loan Mortgage Corp. REMIC 3786, EB 4.000%, 8/15/35	13	13
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	238	235
Pool #MA1104 2.500%, 7/1/22	405	402
		854

Non-Agency—5.8%
FREMF Mortgage Trust 2014-K503, B 144A 3.045%, 10/25/47(1)(2)	290	289
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	100	101
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(1)	140	142
		532

Total Mortgage-Backed Securities (Identified Cost $1,401)		1,386

Asset-Backed Securities—4.7%
Credit Card—2.2%
Citibank Credit Card Issuance Trust 2018-A1, A1 2.490%, 1/20/23	100	99
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	100	99
		198

Other—2.5%
BMW Floorplan Master Owner Trust 2018-1, A1 144A 3.150%, 5/15/23(1)	100	100
JCP&L Transition Funding II LLC 2006-A, A4 5.610%, 6/5/23	40	41
Verizon Owner Trust 2018-A, A1A 3.230%, 4/20/23	90	91
		232

Total Asset-Backed Securities (Identified Cost $429)		430

	Par Value	Value

Corporate Bonds and Notes—22.8%
Communication Services—0.5%
AT&T, Inc. (3 month LIBOR + 1.180%) 3.956%, 6/12/24(2)	$ 48	$ 47
Consumer Discretionary—4.2%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	110
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	198
Newell Brands, Inc. 2.600%, 3/29/19	77	77
		385

Consumer Staples—2.0%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.165%, 1/12/24(2)	54	52
Walmart, Inc. 2.850%, 6/23/20	135	135
		187

Financials—6.6%
Bank of America Corp. 2.600%, 1/15/19	98	98
Citigroup, Inc. 2.650%, 10/26/20	76	75
Goldman Sachs Bank USA 3.200%, 6/5/20	95	95
Morgan Stanley 2.375%, 7/23/19	96	96
New York Life Global Funding 144A 3.250%, 8/6/21(1)	80	80
PACCAR Financial Corp. 2.800%, 3/1/21	86	85
Shell International Finance B.V. 1.375%, 9/12/19	76	75
		604

Health Care—1.3%
CVS Health Corp. (3 month LIBOR + 0.630%) 3.397%, 3/9/20(2)	116	116
Industrials—1.3%
Fortive Corp. 1.800%, 6/15/19	18	18
Wabtec Corp. (3 month LIBOR + 1.050%) 3.838%, 9/15/21(2)	107	106
		124

Information Technology—0.9%
Dell International LLC 144A 3.480%, 6/1/19(1)	83	83
Materials—2.4%
DowDuPont, Inc. 3.766%, 11/15/20	87	88
See Notes to Financial Statements.

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Materials—continued
Sherwin-Williams Co. (The) 2.250%, 5/15/20	$ 132	$ 130
		218

Utilities—3.6%
Dominion Energy, Inc. 2.579%, 7/1/20	140	138
Emera US Finance LP 2.150%, 6/15/19	196	194
		332

Total Corporate Bonds and Notes (Identified Cost $2,110)		2,096

Total Long-Term Investments—98.2% (Identified Cost $9,041)		9,040

TOTAL INVESTMENTS—98.2% (Identified Cost $9,041)		9,040
Other assets and liabilities, net—1.8%		168
NET ASSETS—100.0%		$9,208
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $1,103 or 12.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$ 430	$ 430
Corporate Bonds and Notes	2,096	2,096
Mortgage-Backed Securities	1,386	1,386
U.S. Government Securities	5,128	5,128
Total Investments	$9,040	$9,040
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—92.7%
California—11.4%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 2.287%, 4/1/38(2)	$1,250	$ 1,252
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21	200	207
California, State of, General Obligation 5.000%, 8/1/24	750	870
		2,329

Connecticut—4.7%
New Canaan, Town of, General Obligation 5.000%, 4/1/25	825	968
Florida—1.2%
Central Florida Expressway Authority, Toll Highway Revenue, Senior Lien 5.000%, 7/1/28	200	240
Georgia—6.6%
Clarke County Board of Education, General Obligation (State Aid Withholding Insured) 5.000%, 9/1/21	1,240	1,342
Illinois—20.4%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,094
Chicago O’Hare International Airport Revenue 5.000%, 1/1/19	1,500	1,500
Illinois, State of, General Obligation 5.000%, 10/1/21	1,000	1,044
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	542
		4,180

New Jersey—5.0%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue 5.000%, 6/15/19	1,000	1,013
New York—6.2%
Metropolitan Transportation Authority Revenue 5.000%, 5/15/21	500	532
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	736
		1,268

North Carolina—4.9%
Charlotte, City of, Water & Sewer System Revenue 1.660%, 7/1/36(2)	1,000	1,000
Oregon—2.2%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	451
	Par Value	Value

Pennsylvania—3.9%
Delaware River Port Authority,
Toll Highway Revenue 5.000%, 1/1/25	$ 250	$ 288
Toll Highway Revenue (Pre-Refunded 1/1/20 @ 100) 5.000%, 1/1/28	500	516
		804

Texas—12.5%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	322
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	625	691
Toll Highway Revenue 5.000%, 1/1/26	500	552
University of Texas System Revenue 1.710%, 8/1/33(2)	1,000	1,000
		2,565

Virginia—5.5%
Virginia Commonwealth Transportation Board Revenue 5.000%, 5/15/23	1,000	1,127
Washington—8.2%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	576
Seattle, Port of, General Obligation 5.250%, 12/1/20	1,030	1,093
		1,669

Total Municipal Bonds (Identified Cost $18,975)		18,956

Total Long-Term Investments—92.7% (Identified Cost $18,975)		18,956

	Shares
Short-Term Investment—10.0%
Money Market Mutual Fund—10.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%)(3)	2,048,882	2,049
Total Short-Term Investment (Identified Cost $2,049)		2,049

TOTAL INVESTMENTS—102.7% (Identified Cost $21,024)		21,005
Other assets and liabilities, net—(2.7)%		(551)
NET ASSETS—100.0%		$20,454

Abbreviation:
SCH BD GTY	School Bond Guaranty

See Notes to Financial Statements.

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	At December 31, 2018, 8.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$18,956	$ —	$18,956
Short-Term Investment	2,049	2,049	—
Total Investments	$21,005	$2,049	$18,956
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—55.5%
U.S. Treasury Bond 3.000%, 8/15/48	$ 36,562	$ 36,452
U.S. Treasury Note
1.375%, 4/30/20(1)(2)	46,325	45,610
1.250%, 3/31/21	7,812	7,603
2.750%, 8/15/21	26,620	26,796
1.875%, 7/31/22	81,027	79,347
2.750%, 7/31/23	3,856	3,897
3.125%, 11/15/28	45,445	47,170
Total U.S. Government Securities (Identified Cost $241,691)		246,875

Mortgage-Backed Securities—24.8%
Agency—19.4%
Federal Home Loan Mortgage Corp.
Pool #G08347 4.500%, 6/1/39	914	956
Pool #G05606 4.500%, 7/1/39	1,637	1,714
Pool #G08372 4.500%, 11/1/39	552	578
Pool #G60126 4.500%, 11/1/41	243	255
Pool #C04123 4.000%, 7/1/42	2,551	2,625
Pool #G60019 4.500%, 3/1/44	2,188	2,271
Pool #Q31645 4.000%, 2/1/45	3,242	3,315
Pool #Q35611 4.000%, 9/1/45	3,769	3,854
Pool #V81992 4.000%, 10/1/45	3,276	3,345
Pool #G60661 4.000%, 7/1/46	6,818	6,960
Pool #Q53881 4.500%, 1/1/48	3,604	3,746
Federal National Mortgage Association
Pool #AN9721 3.600%, 7/1/27	825	841
2017-M15, ATS2 3.136%, 11/25/27(3)	1,075	1,060
Pool #387885 3.640%, 8/1/28	3,465	3,541
Pool #109461 3.710%, 8/1/28	100	103
Pool #AN9768 3.730%, 9/1/28	2,945	2,971
Pool #AN4045 3.150%, 1/1/29	2,525	2,461
Pool #AN4605 3.320%, 2/1/29	1,295	1,285
Pool #AN6846 2.930%, 10/1/29	686	653
Pool #AN7049 3.050%, 10/1/29	495	475
Pool #AN6661 3.090%, 10/1/29	2,295	2,207
Pool #AN6391 3.110%, 10/1/29	2,190	2,109
	Par Value	Value
Agency—continued
Pool #AN7081 3.170%, 10/1/29	$ 860	$ 833
Pool #AN7155 3.180%, 10/1/29	160	156
Pool #AN6807 2.960%, 11/1/29	1,000	951
Pool #AN7145 3.030%, 12/1/29	3,400	3,246
Pool #AM7516 3.550%, 2/1/30	735	745
Pool #AM8970 2.870%, 5/1/30	1,068	1,020
Pool #AM8738 3.250%, 5/1/30	1,108	1,094
Pool #109681 3.770%, 9/1/30	585	600
Pool #AL7497 3.500%, 9/1/40	3,272	3,298
Pool #AW8154 3.500%, 1/1/42	1,103	1,112
Pool #AS9571 3.500%, 5/1/42	5,501	5,546
Pool #AL6223 4.500%, 8/1/44	391	407
Pool #BE5050 4.000%, 9/1/45	3,725	3,814
Pool #AZ9213 4.000%, 10/1/45	994	1,018
Pool #AS6515 4.000%, 1/1/46	1,816	1,853
Pool #BC2470 3.500%, 2/1/46	1,637	1,650
Pool #BE7213 4.000%, 4/1/47	31	32
Pool #BH7587 4.500%, 8/1/47	1,587	1,660
Government National Mortgage Association
Pool #MA4072 5.000%, 11/20/46	1,019	1,075
Pool #MA5596 4.500%, 11/20/48	6,697	6,936
Pool #MA5652 4.500%, 12/20/48	1,829	1,896
		86,267

Non-Agency—5.4%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(4)	2,525	2,532
FREMF Mortgage Trust 2013-K713, B 144A 3.154%, 4/25/46(3)(4)	1,925	1,921
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(4)	2,500	2,519
GS Mortgage Securities Trust
2005-ROCK, A 144A 5.366%, 5/3/32(4)	1,340	1,491
2012-BWTR, B 144A 3.255%, 11/5/34(4)	2,890	2,843
MAD Mortgage Trust 2017-330M, A 144A 3.188%, 8/15/34(3)(4)	2,040	2,013
Morgan Stanley Capital I Trust
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-CPT, AM 144A 3.401%, 7/13/29(3)(4)	$ 2,530	$ 2,529
2014-150E, A 144A 3.912%, 9/9/32(4)	1,175	1,193
US 2018-USDC, A 144A 4.106%, 5/9/38(4)	2,900	2,972
VNDO Mortgage Trust 2013-PENN, A 144A 3.808%, 12/13/29(4)	1,375	1,388
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,475
		23,876

Total Mortgage-Backed Securities (Identified Cost $110,774)		110,143

Asset-Backed Securities—4.8%
Credit Card—4.1%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.986%, 5/15/28(3)	4,334	4,250
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.210%, 5/14/29(3)	4,000	3,991
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 3.055%, 12/15/26(3)	4,000	3,994
Golden Credit Card Trust 2018-4A, A 144A 3.440%, 10/15/25(4)	2,450	2,440
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	3,540	3,491
		18,166

Other—0.7%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(4)	3,067	3,128
Total Asset-Backed Securities (Identified Cost $21,258)		21,294

Corporate Bonds and Notes—12.8%
Communication Services—0.7%
AT&T, Inc. 4.500%, 3/9/48	1,335	1,151
Comcast Corp.
4.150%, 10/15/28	766	778
4.700%, 10/15/48	1,143	1,163
		3,092

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	1,914	1,943
Energy—3.0%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	1,532	1,264
Boardwalk Pipelines LP 4.450%, 7/15/27	517	478
	Par Value	Value

Energy—continued
Ensco plc
4.500%, 10/1/24	$ 540	$ 351
5.200%, 3/15/25	1,737	1,155
Enterprise Products Operating LLC 5.375%, 2/15/78	1,543	1,277
Oceaneering International, Inc. 6.000%, 2/1/28	1,175	948
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(4)	1,726	1,711
144A 4.000%, 12/21/25(4)	1,548	1,529
Schlumberger Investment SA 144A 3.300%, 9/14/21(4)	1,309	1,312
Shell International Finance B.V. 1.750%, 9/12/21	968	935
TechnipFMC plc 3.450%, 10/1/22	243	240
Transcanada Trust 5.300%, 3/15/77	232	200
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	2,086	2,111
		13,511

Financials—5.1%
Bank of America Corp.
3.366%, 1/23/26	2,626	2,512
3.593%, 7/21/28	707	671
Chubb INA Holdings, Inc. 2.875%, 11/3/22	828	821
Citigroup, Inc. 4.650%, 7/23/48	1,513	1,481
Fifth Third Bank 2.200%, 10/30/20	1,428	1,400
JPMorgan Chase & Co. 3.540%, 5/1/28	1,328	1,267
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,113	1,086
Morgan Stanley
3.875%, 4/29/24	943	938
3.591%, 7/22/28	974	920
4.375%, 1/22/47	1,116	1,058
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(4)	1,746	1,809
PNC Bank NA 2.150%, 4/29/21	1,221	1,189
Progressive Corp. (The) 5.375%, (5)	1,354	1,269
Santander UK Group Holdings plc 3.373%, 1/5/24	1,132	1,074
SunTrust Banks, Inc. 4.000%, 5/1/25	1,394	1,399
Travelers Cos., Inc. (The) 4.050%, 3/7/48	1,701	1,651
US Bank NA 2.050%, 10/23/20	1,636	1,606
Wells Fargo & Co. 3.069%, 1/24/23	605	589
		22,740

Health Care—0.9%
CVS Health Corp. 4.780%, 3/25/38	1,388	1,332
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Health Care—continued
Eli Lilly & Co. 3.950%, 5/15/47	$ 983	$ 962
Novartis Securities Investment Ltd. 5.125%, 2/10/19	765	767
UnitedHealth Group, Inc. 4.450%, 12/15/48	1,036	1,068
		4,129

Industrials—1.0%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(4)	1,023	1,003
ERAC USA Finance LLC 144A 5.250%, 10/1/20(4)	1,149	1,186
General Dynamics Corp. 3.375%, 5/15/23	1,039	1,046
L3 Technologies, Inc. 3.850%, 12/15/26	544	527
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	634	611
		4,373

Information Technology—0.2%
Trimble, Inc. 4.900%, 6/15/28	983	968
Materials—1.2%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	2,143	2,288
DowDuPont, Inc. 5.419%, 11/15/48	776	807
Newmont Mining Corp. 6.250%, 10/1/39	1,849	2,028
		5,123

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	1,258	1,089
Total Corporate Bonds and Notes (Identified Cost $57,881)		56,968

Total Long-Term Investments—97.9% (Identified Cost $431,604)		435,280

TOTAL INVESTMENTS—97.9% (Identified Cost $431,604)		435,280
Other assets and liabilities, net—2.1%		9,499
NET ASSETS—100.0%		$444,779
Abbreviations:
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion of the security is segregated as collateral for open swap contracts.
(3)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $37,630 or 8.5% of net assets.
(5)	No contractual maturity date.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Currencies:
AUD	Australian Dollar
CNH	Chinese Yuan
EUR	Euro
KRW	South Korean Won
USD	United States Dollar
Forward foreign currency exchange contracts as of December 31, 2018 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	13,834	USD	10,120	JPM	01/14/19	$ —	$(37)
CNH	74,062	USD	10,664	JPM	01/29/19	—	(64)
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
Forward foreign currency exchange contracts as of December 31, 2018 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	13,773	USD	15,681	JPM	01/14/19	$319	$—
KRW	11,315,000	USD	10,118	JPM	01/15/19	—	(118)
Total						$319	$(219)

Over-the-counter credit default swaps - buy protection(1) outstanding as of December 31, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(26,300) USD	$(301)	$(373)	$72	$—
Total						$(301)	$(373)	$72	$—

Footnote Legend
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 21,294	$ 21,294
Corporate Bonds and Notes	56,968	56,968
Mortgage-Backed Securities	110,143	110,143
U.S. Government Securities	246,875	246,875
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	319	319
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(219)	(219)
Over-the-Counter Credit Default Swap	(301)	(301)
Total Investments	$435,079	$435,079
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—11.7%
Federal Agricultural Mortgage Corp.
(1 month LIBOR + 0.140%) 2.660%, 6/2/20(1)	$10,500	$ 10,524
(3 month LIBOR + 0.300%) 2.790%, 1/25/23(1)	3,000	3,024
Federal Farm Credit Banks
(1 month LIBOR + 0.090%) 2.522%, 12/13/21(1)	14,500	14,488
(1 month LIBOR + 0.550%) 3.056%, 1/26/27(1)	14,700	14,805
(1 month LIBOR + 0.600%) 2.987%, 12/8/26(1)	4,700	4,753
U.S. Treasury Bill
0.000%, 1/17/19	35,000	34,966
0.000%, 1/31/19	5,000	4,991
0.000%, 2/19/19	20,000	19,935
0.000%, 2/26/19	20,000	19,925
U.S. Treasury Note
1.500%, 1/31/19	20,000	19,987
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.528%, 10/31/19(1)	900	900
Total U.S. Government Securities (Identified Cost $148,120)		148,298

Mortgage-Backed Securities—84.0%
Agency—84.0%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.383%, 5/1/34(1)	8,176	8,553
Pool #848736 (12 month LIBOR + 1.750%) 4.275%, 5/1/35(1)	12,844	13,433
Pool #848747 (12 month LIBOR + 1.872%) 4.393%, 7/1/36(1)	7,788	8,166
Pool #1Q1195 (12 month LIBOR + 1.617%) 3.967%, 5/1/37(1)	5,631	5,872
Pool #848796 (12 month LIBOR + 1.815%) 4.161%, 5/1/37(1)	13,695	14,370
Pool #1Q1420 (12 month LIBOR + 1.827%) 4.440%, 9/1/39(1)	6,876	7,194
Pool #2B3257 (12 month LIBOR + 1.630%) 3.162%, 10/1/44(1)	4,818	4,850
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K708, A2 2.130%, 1/25/19	544	543
K711, A2 1.730%, 7/25/19	3,098	3,079
K712, A2 1.869%, 11/25/19	5,262	5,218
KP04, AG1 (1 month LIBOR + 0.220%) 2.567%, 7/25/20(1)	46,500	46,472
K017, A2 2.873%, 12/25/21	1,995	1,994
KLH3, A (1 month LIBOR + 0.700%) 3.047%, 11/25/22(1)	8,158	8,150
KS05, A (1 month LIBOR + 0.500%) 2.847%, 1/25/23(1)	5,890	5,879
KF15, A (1 month LIBOR + 0.670%) 3.017%, 2/25/23(1)	5,118	5,121
	Par Value	Value
Agency—continued
KF22, A (1 month LIBOR + 0.500%) 2.847%, 7/25/23(1)	$ 7,060	$ 7,054
KF28, A (1 month LIBOR + 0.360%) 2.707%, 1/25/24(1)	14,628	14,548
KF29, A (1 month LIBOR + 0.360%) 2.707%, 2/25/24(1)	7,103	7,063
KL3W, AFLW (1 month LIBOR + 0.450%) 2.797%, 8/25/25(1)	9,000	9,017
KSKY, AT (1 month LIBOR + 0.440%) 2.787%, 8/25/27(1)	17,000	16,989
4203, PF (1 month LIBOR + 0.250%) 2.705%, 9/15/42(1)	15,053	15,027
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 2.805%, 4/15/34(1)	6,181	6,195
2796, F (1 month LIBOR + 0.500%) 2.955%, 5/15/34(1)	3,826	3,859
3136, FA (1 month LIBOR + 0.550%) 3.005%, 4/15/36(1)	12,985	13,082
4057, CF (1 month LIBOR + 0.450%) 2.905%, 4/15/39(1)	5,896	5,917
3990, GF (1 month LIBOR + 0.400%) 2.855%, 3/15/41(1)	7,379	7,384
Federal National Mortgage Association
2014-M10, ASQ2 2.171%, 9/25/19(1)	5,417	5,383
Pool #AM7028 (1 month LIBOR + 0.240%) 2.546%, 10/1/19(1)	5,000	4,994
Pool #AM2078 1.670%, 1/1/20	10,748	10,596
Pool #AM3370 1.735%, 5/1/20	4,033	3,983
Pool #465872 4.150%, 8/1/20	870	869
Pool #AL4705 2.986%, 11/1/20	1,513	1,516
2011-M1, FA (1 month LIBOR + 0.450%) 2.956%, 6/25/21(1)	19,322	19,332
Pool #AM1999 1.870%, 7/1/21	1,322	1,293
Pool #AN3539 (1 month LIBOR + 0.470%) 2.777%, 11/1/21(1)	16,799	16,817
Pool #AN5208 (1 month LIBOR + 0.390%) 2.697%, 3/1/22(1)	4,658	4,668
2012-M13, A2 2.377%, 5/25/22	1,020	1,002
Pool #AM9651 (1 month LIBOR + 0.300%) 2.607%, 8/1/22(1)	14,248	14,218
Pool #AM7213 (1 month LIBOR + 0.650%) 2.957%, 8/1/22(1)	4,467	4,484
Pool #AN5986 (1 month LIBOR + 0.370%) 2.677%, 12/1/22(1)	8,250	8,246
Pool #AN3414 (1 month LIBOR + 0.600%) 2.907%, 1/1/23(1)	11,534	11,549
Pool #AN2256 (1 month LIBOR + 0.580%) 2.887%, 7/1/23(1)	17,249	17,207
Pool #AN2605 (1 month LIBOR + 0.460%) 2.767%, 8/1/23(1)	10,000	9,979
Pool #AN1582 (1 month LIBOR + 0.440%) 2.747%, 9/1/23(1)	14,525	14,476
2016-M9, FA (1 month LIBOR + 0.590%) 2.891%, 9/25/23(1)	22,720	22,753
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AM4510 (1 month LIBOR + 0.490%) 2.797%, 11/1/23(1)	$ 1,661	$ 1,658
2016-M13, FA (1 month LIBOR + 0.670%) 2.971%, 11/25/23(1)	9,182	9,191
Pool #AN3845 (1 month LIBOR + 0.540%) 2.847%, 12/1/23(1)	16,011	15,978
Pool #AN4300 (1 month LIBOR + 0.560%) 2.867%, 1/1/24(1)	14,229	14,200
Pool #AN4364 (1 month LIBOR + 0.590%) 2.897%, 1/1/24(1)	2,990	2,980
2017-M2, FA (1 month LIBOR + 0.530%) 2.812%, 2/25/24(1)	8,037	8,032
2017-M11, FA (1 month LIBOR + 0.470%) 2.771%, 9/25/24(1)	15,383	15,384
Pool #AN6591 (1 month LIBOR + 0.400%) 2.707%, 12/1/24(1)	10,600	10,658
Pool #AN6559 (1 month LIBOR + 0.450%) 2.757%, 4/1/25(1)	1,900	1,906
2018-M12, FA (1 month LIBOR + 0.400%) 2.749%, 8/25/25(1)	4,193	4,187
2016-M8, FA (1 month LIBOR + 0.500%) 3.006%, 7/25/26(1)	31,446	31,447
Pool #AN3661 (1 month LIBOR + 0.580%) 2.887%, 11/1/26(1)	2,995	2,995
Pool #AN9657 (1 month LIBOR + 0.370%) 2.677%, 6/1/28(1)	5,601	5,602
Pool #AD0064 (6 month LIBOR + 1.548%) 4.052%, 1/1/35(1)	3,478	3,591
Pool #AL2202 (12 month LIBOR + 1.696%) 4.093%, 6/1/36(1)	4,127	4,322
Pool #AL0960 (12 month LIBOR + 1.696%) 4.414%, 7/1/37(1)	7,609	7,959
Pool #AL0270 (12 month LIBOR + 1.640%) 4.093%, 8/1/38(1)	4,086	4,255
Pool #AL6516 (12 month LIBOR + 1.748%) 4.074%, 4/1/40(1)	6,589	6,880
Pool #AL7812 (12 month LIBOR + 1.731%) 4.528%, 11/1/40(1)	10,511	10,932
Pool #AE0544 (12 month LIBOR + 1.745%) 4.564%, 11/1/40(1)	3,916	4,078
Pool #AL0323 (12 month LIBOR + 1.816%) 4.329%, 6/1/41(1)	4,450	4,650
Pool #AL8796 (12 month LIBOR + 1.805%) 4.313%, 9/1/41(1)	13,545	14,130
Pool #AL8872 (12 month LIBOR + 1.798%) 4.330%, 7/1/42(1)	21,138	22,045
Federal National Mortgage Association REMIC
2013-62, FQ (1 month LIBOR + 0.250%) 2.756%, 9/25/32(1)	9,066	9,049
2016-32, FA (1 month LIBOR + 0.400%) 2.906%, 10/25/34(1)	19,620	19,697
2005-58, KF (1 month LIBOR + 0.500%) 3.006%, 7/25/35(1)	5,244	5,255
2006-113, NF (1 month LIBOR + 0.350%) 2.856%, 9/25/36(1)	6,321	6,320
2011-117, PF (1 month LIBOR + 0.350%) 2.856%, 7/25/39(1)	5,478	5,490
2010-137, WB 4.529%, 7/25/40(1)	2,911	3,019
2013-34, PF (1 month LIBOR + 0.350%) 2.856%, 8/25/42(1)	10,076	10,098
2013-58, FY (1 month LIBOR + 0.250%) 2.756%, 2/25/43(1)	6,614	6,603
	Par Value	Value
Agency—continued
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.824%, 2/25/20(1)	$29,013	$ 28,977
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(1)	6,634	6,538
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.535%, 11/25/35(1)	35,209	34,814
2016-SB13, A5H (1 month LIBOR + 2.060%) 2.060%, 1/25/36(1)	2,190	2,155
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(1)	4,022	3,955
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	5,244	5,160
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(1)	2,667	2,644
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.905%, 7/16/33(1)	5,737	5,789
2003-67, FP (1 month LIBOR + 0.900%) 3.370%, 8/20/33(1)	4,940	5,047
2004-38, FA (1 month LIBOR + 0.400%) 2.855%, 5/16/34(1)	7,251	7,295
2004-106, F (1 month LIBOR + 0.250%) 2.705%, 12/16/34(1)	6,031	6,009
2005-41, FC (1 month LIBOR + 0.300%) 2.770%, 5/20/35(1)	8,494	8,500
2017-116, F (1 month LIBOR + 0.250%) 2.705%, 8/16/35(1)	7,071	7,070
2014-94, FB (1 month LIBOR + 0.250%) 2.720%, 9/20/35(1)	12,671	12,676
2011-133, PF (1 month LIBOR + 0.400%) 2.870%, 12/20/35(1)	5,097	5,125
2009-121, NF (1 month LIBOR + 0.500%) 2.970%, 2/20/37(1)	12,099	12,225
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(1)	860	860
Pool #MA4731 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 9/20/47(1)	1,030	1,021
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(1)	2,449	2,447
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(1)	13,085	13,075
Pool #MA5155 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 4/20/48(1)	1,756	1,748
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(1)	9,419	9,374
Pool #BH1807 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 7/20/48(1)	4,170	4,148
2016-H22, FJ (1 month LIBOR + 0.390%) 2.704%, 10/20/66(1)	11,998	11,995
2017-H13, FJ (1 month LIBOR + 0.200%) 2.514%, 5/20/67(1)	6,523	6,515
NCUA Guaranteed Notes Trust
2011-R1, 1A (1 month LIBOR + 0.450%) 2.829%, 1/8/20(1)	14,035	14,054
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
2011-R2, 1A (1 month LIBOR + 0.400%) 2.780%, 2/6/20(1)	$23,111	$ 23,112
2011-R3, 1A (1 month LIBOR + 0.400%) 2.800%, 3/11/20(1)	693	694
2010-R1, 1A (1 month LIBOR + 0.450%) 2.829%, 10/7/20(1)	18,911	18,934
2010-R2, 2A (1 month LIBOR + 0.470%) 2.849%, 11/5/20(1)	47,280	47,454
2010-R3, 1A (1 month LIBOR + 0.560%) 2.939%, 12/8/20(1)	7,384	7,404
2010-R3, 2A (1 month LIBOR + 0.560%) 2.939%, 12/8/20(1)	1,963	1,971
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 2.600%, 5/25/27(1)	8,702	8,635
Pool #510083 (PRIME minus 2.650%) 2.600%, 9/25/27(1)	1,694	1,680
Pool #510241 (PRIME minus 2.600%) 2.650%, 10/25/27(1)	5,177	5,139
Pool #510254 (PRIME minus 2.600%) 2.650%, 5/25/28(1)	12,166	12,075
Pool #510219 (PRIME minus 2.650%) 2.600%, 11/25/28(1)	4,586	4,547
Pool #510273 (PRIME minus 2.500%) 2.750%, 11/25/28(1)	8,805	8,728
Pool #510256 (PRIME minus 2.600%) 2.650%, 12/25/28(1)	11,074	10,982
Pool #510032 (PRIME minus 2.650%) 2.600%, 6/25/34(1)	5,854	5,809
		1,067,365

Total Mortgage-Backed Securities (Identified Cost $1,065,140)		1,067,365

Asset-Backed Security—1.5%
Student Loan—1.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.737%, 12/7/20(1)	19,838	19,853
Total Asset-Backed Security (Identified Cost $19,839)		19,853

Total Long-Term Investments—97.2% (Identified Cost $1,233,099)		1,235,516

	Shares	Value
Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	25,024,974	$ 25,025
Total Short-Term Investment (Identified Cost $25,025)		25,025

TOTAL INVESTMENTS—99.2% (Identified Cost $1,258,124)		1,260,541
Other assets and liabilities, net—0.8%		10,369
NET ASSETS—100.0%		$1,270,910

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Security	$ 19,853	$ —	$ 19,853
Mortgage-Backed Securities	1,067,365	—	1,067,365
U.S. Government Securities	148,298	—	148,298
Short-Term Investment	25,025	25,025	—
Total Investments	$1,260,541	$25,025	$1,235,516
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.5%
U.S. Treasury Note 2.750%, 7/31/23	$ 120	$ 121
Total U.S. Government Security (Identified Cost $119)		121

Mortgage-Backed Securities—90.3%
Agency—88.6%
Federal Home Loan Mortgage Corp.
Pool #G05477 4.500%, 5/1/39	135	140
Pool #G08347 4.500%, 6/1/39	23	25
Pool #G05606 4.500%, 7/1/39	273	286
Pool #G08372 4.500%, 11/1/39	115	121
Pool #G07491 4.500%, 3/1/42	202	211
Pool #G07031 4.000%, 5/1/42	379	390
Pool #C04123 4.000%, 7/1/42	238	245
Pool #Q10929 3.500%, 9/1/42	321	324
Pool #G60019 4.500%, 3/1/44	347	361
Pool #Q26366 4.000%, 5/1/44	154	159
Pool #V81283 4.000%, 7/1/44	306	313
Pool #G60183 4.000%, 12/1/44	162	165
Pool #Q31645 4.000%, 2/1/45	72	73
Pool #V81992 4.000%, 10/1/45	447	456
Pool #Q38473 4.000%, 1/1/46	490	500
Pool #Q39440 4.000%, 3/1/46	617	630
Pool #G08706 3.500%, 5/1/46	312	313
Pool #Q40815 3.500%, 6/1/46	413	415
Pool #G60661 4.000%, 7/1/46	80	82
Pool #V83115 4.500%, 3/1/47	441	457
Pool #Q53881 4.500%, 1/1/48	469	488
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K151, A3 3.511%, 4/25/30	70	70
Federal National Mortgage Association
Pool #AN1497 2.610%, 6/1/26	356	345
Pool #AN1634 2.530%, 7/1/26	778	754
Pool #AN5579 3.080%, 5/1/27	903	891
	Par Value	Value
Agency—continued
Pool #AM9830 3.190%, 9/1/27	$ 207	$ 205
2017-M15, ATS2 3.136%, 11/25/27(1)	115	113
Pool #AN9768 3.730%, 9/1/28	255	257
2017-M5, A2 3.178%, 4/25/29(1)	605	595
Pool #AN6349 2.990%, 9/1/29	500	476
Pool #AN6391 3.110%, 10/1/29	500	482
Pool #AM7516 3.550%, 2/1/30	150	152
Pool #AM9955 3.250%, 11/1/30	475	469
Pool #AL7497 3.500%, 9/1/40	574	579
Pool #MA0639 4.000%, 2/1/41	429	441
Pool #AL0215 4.500%, 4/1/41	153	161
Pool #AI5868 4.500%, 7/1/41	199	208
Pool #890381 3.500%, 10/1/41	277	279
Pool #AJ9327 3.500%, 1/1/42	163	164
Pool #AW8154 3.500%, 1/1/42	500	504
Pool #AS9571 3.500%, 5/1/42	397	400
Pool #AO8632 3.500%, 7/1/42	844	851
Pool #AL6223 4.500%, 8/1/44	425	442
Pool #AX2491 4.000%, 10/1/44	536	547
Pool #MA2190 4.000%, 2/1/45	743	759
Pool #MA2341 4.500%, 6/1/45	123	128
Pool #AY8851 4.000%, 8/1/45	205	209
Pool #BE5050 4.000%, 9/1/45	188	192
Pool #AZ9213 4.000%, 10/1/45	497	510
Pool #AS6515 4.000%, 1/1/46	66	67
Pool #BC2470 3.500%, 2/1/46	144	145
Pool #BA4799 4.000%, 2/1/46	532	546
Pool #BE7213 4.000%, 4/1/47	391	399
Pool #BE9598 4.000%, 5/1/47	384	392
Pool #BH7587 4.500%, 8/1/47	274	286
Pool #MA3257 3.500%, 1/1/48	141	140
See Notes to Financial Statements.

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BK6440 4.000%, 6/1/48	$ 292	$ 301
Government National Mortgage Association
Pool #AE8170 4.000%, 2/15/44	87	89
Pool #MA5596 4.500%, 11/20/48	1,657	1,716
Pool #MA5652 4.500%, 12/20/48	300	311
		21,729

Non-Agency—1.7%
GS Mortgage Securities Trust
2012-BWTR, A 144A 2.954%, 11/5/34(2)	205	203
2012-BWTR, B 144A 3.255%, 11/5/34(2)	109	107
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	100	103
		413

Total Mortgage-Backed Securities (Identified Cost $22,163)		22,142

Asset-Backed Security—1.2%
Credit Card—1.2%
Cabela’s Credit Card Master Note Trust 2013-1A, A 144A 2.710%, 2/17/26(2)	300	295
Total Asset-Backed Security (Identified Cost $289)		295

Total Long-Term Investments—92.0% (Identified Cost $22,571)		22,558

	Shares	Value
Short-Term Investment—5.5%
Money Market Mutual Fund—5.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)	1,357,034	$ 1,357
Total Short-Term Investment (Identified Cost $1,357)		1,357

TOTAL INVESTMENTS—97.5% (Identified Cost $23,928)		23,915
Other assets and liabilities, net—2.5%		601
NET ASSETS—100.0%		$24,516

Abbreviation:
GS	Goldman Sachs & Co.

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $708 or 2.9% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Security	$ 295	$ —	$ 295
Mortgage-Backed Securities	22,142	—	22,142
U.S. Government Security	121	—	121
Short-Term Investment	1,357	1,357	—
Total Investments	$23,915	$1,357	$22,558
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—25.8%
U.S. Treasury Bill
0.000%, 2/21/19	$8,550	$ 8,522
0.000%, 2/26/19	1,500	1,494
U.S. Treasury Note
3.625%, 8/15/19	5,760	5,796
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.528%, 10/31/19(1)	100	100
Total U.S. Government Securities (Identified Cost $15,910)		15,912

Municipal Bond—1.2%
New York—1.2%
Utility Debt Securitization Authority Revenue 2.042%, 6/15/21	773	771
Total Municipal Bond (Identified Cost $769)		771

Mortgage-Backed Securities—27.1%
Agency—21.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K711, A2 1.730%, 7/25/19	306	304
Federal National Mortgage Association
Pool #AM3370 1.735%, 5/1/20	237	234
Pool #AN3539 (1 month LIBOR + 0.470%) 2.777%, 11/1/21(1)	959	960
Pool #AN3414 (1 month LIBOR + 0.600%) 2.907%, 1/1/23(1)	960	961
Pool #AN1582 (1 month LIBOR + 0.440%) 2.747%, 9/1/23(1)	1,000	997
Pool #AN3845 (1 month LIBOR + 0.540%) 2.847%, 12/1/23(1)	2,599	2,594
Pool #AN4300 (1 month LIBOR + 0.560%) 2.867%, 1/1/24(1)	2,977	2,970
Pool #AN4364 (1 month LIBOR + 0.590%) 2.897%, 1/1/24(1)	1,000	996
FRESB Mortgage Trust
2016-SB21, A5F 1.810%, 9/25/21(1)	380	371
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(1)	400	396
NCUA Guaranteed Notes Trust 2011-R2, 1A (1 month LIBOR + 0.400%) 2.780%, 2/6/20(1)	638	638
Small Business Administration Pool #510273 (PRIME minus 2.500%) 2.750%, 11/25/28(1)	1,761	1,746
		13,167

Non-Agency—5.8%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.177%, 3/15/37(1)(2)	1,000	982
FREMF Mortgage Trust 2013-K713, B 144A 3.154%, 4/25/46(1)(2)	240	240
	Par Value	Value

Non-Agency—continued
Holmes Master Issuer plc 2018-2A, A1 (1 month LIBOR + 0.350%) 144A 2.805%, 7/15/19(1)(2)	$ 500	$ 500
SLIDE 2018-FUN, A (1 month LIBOR + 0.900%) 144A 3.355%, 6/15/31(1)(2)	993	988
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	830	836
		3,546

Total Mortgage-Backed Securities (Identified Cost $16,761)		16,713

Asset-Backed Securities—17.1%
Automobiles—5.7%
AmeriCredit Automobile Receivables Trust
2014-4, C 2.470%, 11/9/20	854	853
2016-2, A3 1.600%, 11/9/20	165	165
Ford Credit Floorplan Master Owner Trust 2016-1, A1 1.760%, 2/15/21	1,019	1,017
Honda Auto Receivables Owner Trust 2017-3, A2 1.570%, 1/21/20	362	361
Nissan Master Owner Trust Receivables 2016-A, A2 1.540%, 6/15/21	1,125	1,117
		3,513

Credit Card—9.2%
American Express Credit Account Master Trust 2018-3, A (1 month LIBOR + 0.320%) 2.775%, 10/15/25(1)	1,000	993
Cabela’s Credit Card Master Note Trust 2015-2, A1 2.250%, 7/17/23	1,207	1,193
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.986%, 5/15/28(1)	1,253	1,229
Citibank Credit Card Issuance Trust 2017-A2, A2 1.740%, 1/19/21	1,000	999
GE Capital Credit Card Master Note Trust 2012-2, A 2.220%, 1/15/22	230	230
World Financial Network Credit Card Master Trust 2012-D, M 3.090%, 4/17/23	1,045	1,044
		5,688

Student Loan—2.2%
Goal Capital Funding Trust 2005-2, A3 (3 month LIBOR + 0.170%) 2.847%, 5/28/30(1)	1,104	1,102
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.737%, 12/7/20(1)	284	285
		1,387

Total Asset-Backed Securities (Identified Cost $10,544)		10,588

See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—25.0%
Communication Services—0.8%
Comcast Corp. (3 month LIBOR + 0.630%) 3.038%, 4/15/24(1)	$ 200	$ 195
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.716%, 5/15/25(1)	300	291
		486

Consumer Discretionary—2.5%
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 3.118%, 8/13/21(1)(2)	440	436
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 3.127%, 2/22/21(1)(2)	580	573
Newell Brands, Inc. 2.600%, 3/29/19	528	527
		1,536

Consumer Staples—0.9%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.165%, 1/12/24(1)	270	262
General Mills, Inc. (3 month LIBOR + 1.010%) 3.459%, 10/17/23(1)	300	293
		555

Energy—1.4%
Phillips 66 (3 month LIBOR + 0.600%) 3.289%, 2/26/21(1)	580	574
Shell International Finance B.V. (3 month LIBOR + 0.400%) 3.018%, 11/13/23(1)	300	294
		868

Financials—11.8%
Allstate Corp. (The) (3 month LIBOR + 0.630%) 3.433%, 3/29/23(1)	500	490
American Express Co. (3 month LIBOR + 0.525%) 3.165%, 5/17/21(1)	290	289
Bank of Montreal (3 month LIBOR + 0.460%) 2.896%, 4/13/21(1)	580	577
Caterpillar Financial Services Corp. (3 month LIBOR + 0.510%) 3.126%, 5/15/23(1)	290	284
Citigroup, Inc. 2.650%, 10/26/20	679	670
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 2.938%, 4/26/21(1)	440	438
Diageo Capital plc (3 month LIBOR + 0.240%) 2.880%, 5/18/20(1)	585	583
Ford Motor Credit Co. LLC (3 month LIBOR + 0.810%) 3.605%, 4/5/21(1)	440	429
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.786%, 5/15/26(1)	300	288
JPMorgan Chase Bank NA (3 month LIBOR + 0.250%) 2.868%, 2/13/20(1)	600	599
Lloyds Bank plc (3 month LIBOR + 0.490%) 3.079%, 5/7/21(1)	450	445
	Par Value	Value

Financials—continued
Morgan Stanley (3 month LIBOR + 0.550%) 3.168%, 2/10/21(1)	$ 590	$ 583
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 2.912%, 8/6/21(1)(2)	440	439
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.716%, 4/13/21(1)	590	585
US Bank NA (3 month LIBOR + 0.320%) 2.828%, 4/26/21(1)	580	578
		7,277

Health Care—3.3%
Becton Dickinson & Co. (3 month LIBOR + 0.875%) 3.678%, 12/29/20(1)	1,000	990
CVS Health Corp. (3 month LIBOR + 0.630%) 3.397%, 3/9/20(1)	623	622
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 2.964%, 5/14/21(1)	440	437
		2,049

Industrials—0.7%
Fortive Corp. 1.800%, 6/15/19	122	120
Wabtec Corp. (3 month LIBOR + 1.050%) 3.838%, 9/15/21(1)	289	288
		408

Information Technology—1.6%
Dell International LLC 144A 3.480%, 6/1/19(2)	1,019	1,016
Materials—0.5%
DowDuPont, Inc. (3 month LIBOR + 1.110%) 3.817%, 11/15/23(1)	290	285
Utilities—1.5%
Emera US Finance LP 2.150%, 6/15/19	963	955
Total Corporate Bonds and Notes (Identified Cost $15,596)		15,435

Total Long-Term Investments—96.2% (Identified Cost $59,580)		59,419

See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value
Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)	2,140,414	$ 2,140
Total Short-Term Investment (Identified Cost $2,140)		2,140

TOTAL INVESTMENTS—99.7% (Identified Cost $61,720)		61,559
Other assets and liabilities, net—0.3%		180
NET ASSETS—100.0%		$61,739

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $6,010 or 9.7% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	95%
United Kingdom	3
Netherlands	1
Canada	1
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$10,588	$ —	$10,588
Corporate Bonds and Notes	15,435	—	15,435
Mortgage-Backed Securities	16,713	—	16,713
Municipal Bond	771	—	771
U.S. Government Securities	15,912	—	15,912
Short-Term Investment	2,140	2,140	—
Total Investments	$61,559	$2,140	$59,419
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.2%
District of Columbia—7.3%
Transportation Revenue—7.3%
Metropolitan Washington Airports Authority (BHAC Insured) 5.000%, 10/1/26	$1,675	$ 1,714
North Carolina—5.6%
General Revenue—5.6%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,240	1,310
Virginia—85.3%
General Obligation—16.9%
Alexandria, City of (State Aid Withholding Insured) 5.000%, 7/1/25	750	884
Commonwealth of Virginia 4.000%, 6/1/27	1,000	1,084
Isle Wight County (State Aid Withholding Insured) 5.000%, 7/1/35	750	845
Suffolk, City of (State Aid Withholding Insured) 5.000%, 2/1/26	1,000	1,136
		3,949
General Revenue—22.4%
Greater Richmond Convention Center Authority 5.000%, 6/15/32	1,000	1,135
Northern Virginia Transportation Authority 5.000%, 6/1/26	1,250	1,434
Virginia College Building Authority, Washington & Lee University 5.375%, 1/1/21	1,415	1,468
Virginia Public School Authority (State Aid Withholding Insured) 5.000%, 8/1/27	1,060	1,188
		5,225
Healthcare Revenue—7.0%
Fairfax County Industrial Development Authority, Inova Health System Project 5.000%, 5/15/27	500	545
Roanoke Economic Development Authority, Carilion Clinic Obligated Group 5.000%, 7/1/27	1,000	1,087
		1,632
Lease Revenue—4.6%
Loudoun County Economic Development Authority, Sycolin Road Project 5.000%, 6/1/31	1,000	1,067
Pre-Refunded—6.6%
Virginia Port Authority (Pre-Refunded 7/1/25 @ 100) 5.000%, 7/1/32	1,000	1,162
	Par Value	Value
Virginia—continued
Pre-Refunded—continued
Virginia Public Building Authority (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/31	$ 10	$ 11
Virginia Resources Authority (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/28	330	367
		1,540
Transportation Revenue—9.1%
Virginia Commonwealth Transportation Board
5.000%, 3/15/20	1,000	1,038
4.000%, 5/15/31	1,000	1,077
		2,115
Water & Sewer Revenue—18.7%
Fairfax County Water Authority 5.000%, 4/1/27	1,100	1,206
Hampton Roads Sanitation District 5.000%, 8/1/34	1,000	1,154
Norfolk, City of, Water Revenue 5.250%, 11/1/44	1,750	2,015
		4,375
Total Municipal Bonds (Identified Cost $22,317)		22,927

Total Long-Term Investments—98.2% (Identified Cost $22,317)		22,927

	Shares
Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%) (2)	419,007	419
Total Short-Term Investment (Identified Cost $419)		419

TOTAL INVESTMENTS—100.0% (Identified Cost $22,736)		23,346
Other assets and liabilities, net—0.0%		— (3)
NET ASSETS—100.0%		$23,346

Abbreviation:
BHAC	Berkshire Hathaway Assurance Corp.

Footnote Legend:
(1)	At December 31, 2018, 24.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Amount is less than $500.
See Notes to Financial Statements.

Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$22,927	$ —	$22,927
Short-Term Investment	419	419	—
Total Investments	$23,346	$419	$22,927
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)	$ 142,004	$ 40,375	$ 5,083,067
Foreign currency at value(2)	—	6	—
Cash	3,029	319	100,717
Receivables
Investment securities sold	1,378	—	246,499
Fund shares sold	38	1	36,869
Dividends and interest	859	392	15,889
Prepaid expenses	30	30	281
Other assets	6	2	253
Total assets	147,344	41,125	5,483,575
Liabilities
Swaps at value(3)	—	19	—
Payables
Fund shares repurchased	647	5	52,523
Investment securities purchased	1,123	—	123,226
Dividend distributions	11	—	4,014
Investment advisory fees	16	5	1,501
Distribution and service fees	3	5	56
Administration and accounting fees	15	5	554
Transfer agent and sub-transfer agent fees and expenses	40	10	1,255
Professional fees	24	24	9
Trustee deferred compensation plan	6	2	253
Other accrued expenses	10	2	545
Total liabilities	1,895	77	183,936
Net Assets	$ 145,449	$ 41,048	$ 5,299,639
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 151,038	$ 42,392	$ 5,935,779
Accumulated earnings (loss)	(5,589)	(1,344)	(636,140)
Total Net Assets	$ 145,449	$ 41,048	$ 5,299,639
Net Assets:
Class A	$ 5,993	$ 345	$ 68,213
Class C	$ —	$ 5,459	$ 45,588
Class I	$ 136,247	$ 35,244	$ 4,380,792
Class R	$ 3,095	$ —	$ —
Class R6	$ 114	$ —	$ 805,046
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	578,664	42,337	8,217,948
Class C	—	672,808	5,490,460
Class I	13,150,396	4,347,101	527,786,475
Class R	298,459	—	—
Class R6	11,006	—	96,938,520
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.36	$ 8.15	$ 8.30
Class C	$ —	$ 8.11	$ 8.30
Class I	$ 10.36	$ 8.11	$ 8.30
Class R	$ 10.37	$ —	$ —
Class R6	$ 10.36	$ —	$ 8.30
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.76	$ 8.47	$ 8.53
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investment in securities at cost	$ 140,704	$ 40,655	$ 5,415,886
(2) Foreign currency at cost	$ —	$ 6	$ —
(3) Includes premiums paid on over-the-counter credit default swaps	—	(24)	—
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Assets
Investment in securities at value(1)	$ 74,418	$ 48,916	$ 287,935
Cash	—	1	2,940
Receivables
Investment securities sold	—	—	2,257
Fund shares sold	2,746	116	582
Receivable from adviser	21	—	—
Dividends and interest	1,070	419	4,940
Prepaid expenses	16	18	40
Other assets	3	2	14
Total assets	78,274	49,472	298,708
Liabilities
Cash overdraft	— (a)	—	—
Payables
Fund shares repurchased	474	864	3,490
Dividend distributions	553	22	45
Investment advisory fees	—	2	129
Distribution and service fees	— (a)	1	8
Administration and accounting fees	8	6	31
Transfer agent and sub-transfer agent fees and expenses	20	11	89
Professional fees	24	24	24
Trustee deferred compensation plan	3	2	14
Other accrued expenses	3	4	23
Total liabilities	1,085	936	3,853
Net Assets	$ 77,189	$ 48,536	$ 294,855
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 76,016	$ 48,172	$ 401,837
Accumulated earnings (loss)	1,173	364	(106,982)
Total Net Assets	$ 77,189	$ 48,536	$ 294,855
Net Assets:
Class A	$ 3,114	$ 6,767	$ 14,327
Class I	$ 74,075	$ 41,769	$ 264,435
Class R	$ —	$ —	$ 11,166
Class R6	$ —	$ —	$ 4,927
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	303,818	582,371	2,404,239
Class I	7,237,941	3,595,328	44,431,334
Class R	—	—	1,874,988
Class R6	—	—	828,404
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.25	$ 11.62	$ 5.96
Class I	$ 10.23	$ 11.62	$ 5.95
Class R	$ —	$ —	$ 5.96
Class R6	$ —	$ —	$ 5.95
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.54	$ 11.95	$ 6.19
Maximum Sales Charge - Class A	2.75%	2.75%	3.75%
(1) Investment in securities at cost	$ 73,356	$ 48,101	$ 315,782

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix North Carolina Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)	$ 275,113	$ 323,008	$ 15,485
Cash	9,515	2	— (a)
Receivables
Investment securities sold	2,293	—	—
Fund shares sold	291	1,977	127
Receivable from adviser	—	—	9
Dividends and interest	4,700	3,738	208
Prepaid expenses	47	26	15
Other assets	13	14	1
Total assets	291,972	328,765	15,845
Liabilities
Payables
Fund shares repurchased	767	6,021	47
Investment securities purchased	—	5,383	—
Dividend distributions	54	156	93
Investment advisory fees	88	37	—
Distribution and service fees	1	2	— (a)
Administration and accounting fees	29	32	3
Transfer agent and sub-transfer agent fees and expenses	72	78	4
Professional fees	26	24	24
Trustee deferred compensation plan	13	14	1
Other accrued expenses	20	18	1
Total liabilities	1,070	11,765	173
Net Assets	$ 290,902	$ 317,000	$ 15,672
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 368,615	$ 317,388	$ 15,741
Accumulated earnings (loss)	(77,713)	(388)	(69)
Total Net Assets	$ 290,902	$ 317,000	$ 15,672
Net Assets:
Class A	$ 2,910	$ 9,999	$ 466
Class I	$ 286,931	$ 307,001	$ 15,206
Class R	$ 52	$ —	$ —
Class R6	$ 1,009	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	381,825	873,644	47,859
Class I	36,704,618	26,853,460	1,557,082
Class R	6,621	—	—
Class R6	129,029	—	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 7.62	$ 11.45	$ 9.74
Class I	$ 7.82	$ 11.43	$ 9.77
Class R	$ 7.82	$ —	$ —
Class R6	$ 7.82	$ —	$ —
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.92	$ 11.77	$ 10.02
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$ 295,189	$ 320,549	$ 15,618

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund
Assets
Investment in securities at value(1)	$ 9,040	$ 21,005	$ 435,280
Foreign currency at value(2)	—	—	110
Cash	124	— (a)	2,694
Unrealized appreciation on forward foreign currency exchange contracts	—	—	319
Receivables
Investment securities sold	—	—	4,749
Fund shares sold	1	211	733
Receivable from adviser	8	3	—
Dividends and interest	43	225	2,722
Prepaid expenses	25	13	52
Other assets	— (a)	1	19
Total assets	9,241	21,458	446,678
Liabilities
Swaps at value(3)	—	—	301
Unrealized depreciation on forward foreign currency exchange contracts	—	—	219
Payables
Fund shares repurchased	3	26	1,049
Investment securities purchased	—	945	—
Investment advisory fees	—	—	104
Distribution and service fees	1	— (a)	14
Administration and accounting fees	2	3	43
Transfer agent and sub-transfer agent fees and expenses	2	4	96
Professional fees	24	24	26
Trustee deferred compensation plan	— (a)	1	19
Other accrued expenses	1 (a)	1	28
Total liabilities	33	1,004	1,899
Net Assets	$ 9,208	$ 20,454	$ 444,779
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 9,494	$ 20,532	$ 473,609
Accumulated earnings (loss)	(286)	(78)	(28,830)
Total Net Assets	$ 9,208	$ 20,454	$ 444,779
Net Assets:
Class A	$ 2,028	$ 1,411	$ 10,717
Class C	$ 1,461	$ —	$ —
Class I	$ 5,719	$ 19,043	$ 335,999
Class R	$ —	$ —	$ 27,437
Class R6	$ —	$ —	$ 70,626
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	206,270	142,170	1,019,117
Class C	148,673	—	—
Class I	583,514	1,918,576	33,031,538
Class R	—	—	2,696,799
Class R6	—	—	6,942,858
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.83	$ 9.92	$ 10.52
Class C	$ 9.83	$ —	$ —
Class I	$ 9.80	$ 9.93	$ 10.17
Class R	$ —	$ —	$ 10.17
Class R6	$ —	$ —	$ 10.17
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.06	$ 10.15	$ 10.93
Maximum Sales Charge - Class A	2.25%	2.25%	3.75%
(1) Investment in securities at cost	$ 9,041	$ 21,024	$ 431,604
(2) Foreign currency at cost	$ —	$ —	$ 109
(3) Includes premiums paid on over-the-counter credit default swaps	—	—	(373)

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund	Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 1,260,541	$ 23,915	$ 61,559
Cash	9,025	747	1,282
Receivables
Investment securities sold	1,382	—	117
Fund shares sold	25,240	7	661
Receivable from adviser	—	7	2
Dividends and interest	2,536	72	212
Prepaid expenses	71	21	24
Other assets	53	1	3
Total assets	1,298,848	24,770	63,860
Liabilities
Payables
Fund shares repurchased	4,234	206	101
Investment securities purchased	22,798	—	1,959
Dividend distributions	222	1	8
Investment advisory fees	108	—	—
Distribution and service fees	1	3	— (a)
Administration and accounting fees	116	3	7
Transfer agent and sub-transfer agent fees and expenses	316	12	15
Professional fees	23	24	24
Trustee deferred compensation plan	53	1	3
Other accrued expenses	67	4	4
Total liabilities	27,938	254	2,121
Net Assets	$ 1,270,910	$ 24,516	$ 61,739
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,274,011	$ 24,961	$ 62,026
Accumulated earnings (loss)	(3,101)	(445)	(287)
Total Net Assets	$ 1,270,910	$ 24,516	$ 61,739
Net Assets:
Class A	$ 5,497	$ 3,727	$ 1,698
Class C	$ —	$ 3,174	$ —
Class I	$ 1,232,473	$ 17,615	$ 60,041
Class R6	$ 32,940	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	550,196	342,817	171,168
Class C	—	291,480	—
Class I	123,382,797	1,617,290	6,057,221
Class R6	3,293,192	—	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.99	$ 10.87	$ 9.92
Class C	$ —	$ 10.89	$ —
Class I	$ 9.99	$ 10.89	$ 9.91
Class R6	$ 10.00	$ —	$ —
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund	Seix Ultra-Short Bond Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —	$ 11.12	$ —
Maximum Sales Charge - Class A	—%	2.25%	—%
(1) Investment in securities at cost	$ 1,258,124	$ 23,928	$ 61,720

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
Seix Virginia Intermediate Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 23,346
Cash	— (a)
Receivables
Fund shares sold	100
Receivable from adviser	7
Dividends and interest	293
Prepaid expenses	15
Other assets	1
Total assets	23,762
Liabilities
Payables
Fund shares repurchased	347
Dividend distributions	31
Distribution and service fees	— (a)
Administration and accounting fees	4
Transfer agent and sub-transfer agent fees and expenses	6
Professional fees	25
Trustee deferred compensation plan	1
Other accrued expenses	2
Total liabilities	416
Net Assets	$ 23,346
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 22,828
Accumulated earnings (loss)	518
Total Net Assets	$ 23,346
Net Assets:
Class A	$ 2,751
Class I	$ 20,595
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	296,227
Class I	2,216,926
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.29
Class I	$ 9.29
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 9.55
Maximum Sales Charge - Class A	2.75%
(1) Investment in securities at cost	$ 22,736

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund
Investment Income
Dividends	$ 36	$ 7
Interest	4,807	890
Total investment income	4,843	897
Expenses
Investment advisory fees	431	89
Distribution and service fees, Class A	19	1
Distribution and service fees, Class C	—	59
Distribution and service fees, Class R	15	—
Administration and accounting fees	184	27
Transfer agent fees and expenses	74	10
Sub-transfer agent fees and expenses, Class A	11	— (1)
Sub-transfer agent fees and expenses, Class C	—	6
Sub-transfer agent fees and expenses, Class I	221	18
Printing fees and expenses	11	4
Professional fees	30	27
Registration fees	62	48
Trustees’ fees and expenses	15	1
Miscellaneous expenses	21	4
Total expenses	1,094	294
Less expenses reimbursed and/or waived by investment adviser(2)	(213)	(82)
Low balance account fees	— (1)	—
Net expenses	881	212
Net investment income (loss)	3,962	685
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,286)	(1,173)
Foreign currency transactions	—	— (1)
Swaps	—	85
Net change in unrealized appreciation (depreciation) from:
Investments	206	(621)
Foreign currency transactions	—	— (1)
Swaps	—	5
Net realized and unrealized gain (loss) on investments	(5,080)	(1,704)
Net increase (decrease) in net assets resulting from operations	$(1,118)	$(1,019)

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund
Investment Income
Dividends	$ 4,554	$ 11
Interest	345,102	2,721
Total investment income	349,656	2,732
Expenses
Investment advisory fees	25,609	415
Distribution and service fees, Class A	260	4
Distribution and service fees, Class C	496	—
Administration and accounting fees	6,607	90
Transfer agent fees and expenses	2,754	35
Sub-transfer agent fees and expenses, Class A	119	3
Sub-transfer agent fees and expenses, Class C	18	—
Sub-transfer agent fees and expenses, Class I	5,584	82
Printing fees and expenses	339	5
Professional fees	157	29
Registration fees	243	38
Trustees’ fees and expenses	513	7
Miscellaneous expenses	802	5
Total expenses	43,501	713
Less expenses reimbursed and/or waived by investment adviser(1)	(4,515)	(171)
Net expenses	38,986	542
Net investment income (loss)	310,670	2,190
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(36,071)	578
Net change in unrealized appreciation (depreciation) from:
Investments	(257,198)	(2,460)
Net realized and unrealized gain (loss) on investments	(293,269)	(1,882)
Net increase (decrease) in net assets resulting from operations	$ 17,401	$ 308

(1)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Investment Income
Dividends	$ 34	$ 230
Interest	2,511	24,399
Total investment income	2,545	24,629
Expenses
Investment advisory fees	373	2,033
Distribution and service fees, Class A	11	49
Distribution and service fees, Class R	—	63
Administration and accounting fees	81	384
Transfer agent fees and expenses	32	159
Sub-transfer agent fees and expenses, Class A	3	20
Sub-transfer agent fees and expenses, Class I	59	442
Printing fees and expenses	5	22
Professional fees	29	34
Registration fees	36	73
Trustees’ fees and expenses	7	33
Miscellaneous expenses	3	41
Total expenses	639	3,353
Less expenses reimbursed and/or waived by investment adviser(1)	(146)	(307)
Net expenses	493	3,046
Net investment income (loss)	2,052	21,583
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(447)	2,706
Swaps	—	(5)
Net change in unrealized appreciation (depreciation) from:
Investments	(1,633)	(34,758)
Net realized and unrealized gain (loss) on investments	(2,080)	(32,057)
Net increase (decrease) in net assets resulting from operations	$ (28)	$(10,474)

(1)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund
Investment Income
Dividends	$ 127	$ 170
Interest	22,194	13,502
Total investment income	22,321	13,672
Expenses
Investment advisory fees	1,632	2,098
Distribution and service fees, Class A	10	26
Administration and accounting fees	380	440
Transfer agent fees and expenses	157	179
Sub-transfer agent fees and expenses, Class A	4	6
Sub-transfer agent fees and expenses, Class I	380	453
Printing fees and expenses	20	17
Professional fees	35	35
Registration fees	69	45
Trustees’ fees and expenses	33	38
Miscellaneous expenses	39	30
Total expenses	2,759	3,367
Less expenses reimbursed and/or waived by investment adviser(1)	(443)	(638)
Net expenses	2,316	2,729
Net investment income (loss)	20,005	10,943
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,166	(2,831)
Swaps	(6)	—
Net change in unrealized appreciation (depreciation) from:
Investments	(27,367)	(7,836)
Net realized and unrealized gain (loss) on investments	(25,207)	(10,667)
Net increase (decrease) in net assets resulting from operations	$ (5,202)	$ 276

(1)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix North Carolina Tax-Exempt Bond Fund	Seix Short-Term Bond Fund
Investment Income
Dividends	$ 7	$ 2
Interest	573	215
Total investment income	580	217
Expenses
Investment advisory fees	100	39
Distribution and service fees, Class A	1	4
Distribution and service fees, Class C	—	9
Administration and accounting fees	25	14
Transfer agent fees and expenses	9	4
Sub-transfer agent fees and expenses, Class A	— (1)	1
Sub-transfer agent fees and expenses, Class C	—	1
Sub-transfer agent fees and expenses, Class I	19	2
Printing fees and expenses	2	3
Professional fees	28	27
Interest expense	— (1)	—
Registration fees	38	46
Trustees’ fees and expenses	2	1
Miscellaneous expenses	2	4
Total expenses	226	155
Less expenses reimbursed and/or waived by investment adviser(2)	(94)	(83)
Net expenses	132	72
Net investment income (loss)	448	145
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	211	(123)
Net change in unrealized appreciation (depreciation) from:
Investments	(819)	50
Net realized and unrealized gain (loss) on investments	(608)	(73)
Net increase (decrease) in net assets resulting from operations	$(160)	$ 72

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund
Investment Income
Dividends	$ 6	$ 186
Interest	391	18,901
Total investment income	397	19,087
Expenses
Investment advisory fees	87	1,649
Distribution and service fees, Class A	2	29
Distribution and service fees, Class R	—	145
Administration and accounting fees	30	698
Transfer agent fees and expenses	11	286
Sub-transfer agent fees and expenses, Class A	2	19
Sub-transfer agent fees and expenses, Class I	22	587
Custodian fees	— (1)	1
Printing fees and expenses	2	33
Professional fees	28	43
Registration fees	34	71
Trustees’ fees and expenses	2	64
Miscellaneous expenses	3	69
Total expenses	223	3,694
Less expenses reimbursed and/or waived by investment adviser(2)	(102)	(649)
Net expenses	121	3,045
Net investment income (loss)	276	16,042
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(57)	(22,746)
Foreign currency transactions	—	(1,588)
Forward foreign currency transactions	—	(127)
Swaps	—	(2,776)
Net change in unrealized appreciation (depreciation) from:
Investments	56	(1,702)
Foreign currency transactions	—	1
Forward foreign currency transactions	—	830
Swaps	—	2,737
Net realized and unrealized gain (loss) on investments	(1)	(25,371)
Net increase (decrease) in net assets resulting from operations	$ 275	$ (9,329)

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income
Dividends	$ 253	$ 14
Interest	30,292	665
Total investment income	30,545	679
Expenses
Investment advisory fees	2,539	99
Distribution and service fees, Class A	1	6
Distribution and service fees, Class C	—	34
Administration and accounting fees	1,385	30
Transfer agent fees and expenses	569	11
Sub-transfer agent fees and expenses, Class A	— (1)	28
Sub-transfer agent fees and expenses, Class C	—	3
Sub-transfer agent fees and expenses, Class I	1,627	31
Custodian fees	4	— (1)
Printing fees and expenses	67	4
Professional fees	56	28
Registration fees	80	48
Trustees’ fees and expenses	112	2
Miscellaneous expenses	93	4
Total expenses	6,533	328
Less expenses reimbursed and/or waived by investment adviser(2)	(1,149)	(116)
Low balance account fees	— (1)	—
Net expenses	5,384	212
Net investment income (loss)	25,161	467
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(599)	(368)
Futures	631	—
Net change in unrealized appreciation (depreciation) from:
Investments	(1,862)	(11)
Futures	(138)	—
Net realized and unrealized gain (loss) on investments	(1,968)	(379)
Net increase (decrease) in net assets resulting from operations	$23,193	$ 88

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
Investment Income
Dividends	$ 23	$ 6
Interest	1,411	1,066
Total investment income	1,434	1,072
Expenses
Investment advisory fees	121	172
Distribution and service fees, Class A	1	4
Administration and accounting fees	59	40
Transfer agent fees and expenses	24	15
Sub-transfer agent fees and expenses, Class A	— (1)	3
Sub-transfer agent fees and expenses, Class I	61	28
Printing fees and expenses	5	3
Professional fees	31	27
Registration fees	30	37
Trustees’ fees and expenses	5	3
Miscellaneous expenses	4	3
Total expenses	341	335
Less expenses reimbursed and/or waived by investment adviser(2)	(120)	(107)
Net expenses	221	228
Net investment income (loss)	1,213	844
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(195)	(107)
Futures	84	—
Net change in unrealized appreciation (depreciation) from:
Investments	(215)	(684)
Futures	(21)	—
Net realized and unrealized gain (loss) on investments	(347)	(791)
Net increase (decrease) in net assets resulting from operations	$ 866	$ 53

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund			Seix Corporate Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 3,962	$ 3,016	$ 3,851	$ 685	$ 355	$ 504
Net realized gain (loss)	(5,286)	1,535	1,154	(1,088)	309	493
Net change in unrealized appreciation (depreciation)	206	83	(1,911)	(616)	184	61
Increase (decrease) in net assets resulting from operations	(1,118)	4,634	3,094	(1,019)	848	1,058
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(164)	(116) (2)	(374) (2)	(11)	(16) (2)	(20) (2)
Class C	—	— (2)	— (2)	(149)	(212) (2)	(232) (2)
Class I	(3,680)	(2,512) (2)	(8,552) (2)	(536)	(372) (2)	(418) (2)
Class R	(60)	(30) (2)	(114) (2)	—	— (2)	— (2)
Class R6	(60)	(35) (2)	(42) (2)	—	— (2)	— (2)
Tax Return on Capital
Class A	(8)	(28)	—	—	—	—
Class I	(175)	(554)	—	—	—	—
Class R	(3)	(9)	—	—	—	—
Class R6	(3)	(7)	—	—	—	—
Total Dividends and Distributions to Shareholders	(4,153)	(3,291)	(9,082)	(696)	(600)	(670)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(2,213)	(1,992)	477	7	(237)	94
Class C	—	—	—	(618)	(924)	(917)
Class I	(44,955)	(14,856)	(50,330)	28,111	(4,434)	3,497
Class R	24	11	(232)	—	—	—
Class R6	(3,030)	1,927	1,371	—	—	—
Increase (decrease) in net assets from share transactions	(50,174)	(14,910)	(48,714)	27,500	(5,595)	2,674
Net increase (decrease) in net assets	(55,445)	(13,567)	(54,702)	25,785	(5,347)	3,062
Net Assets
Beginning of period	200,894	214,461	269,163	15,263	20,610	17,548
End of Period	$145,449	$ 200,894	$ 214,461	$41,048	$ 15,263	$ 20,610
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (6)	$ (329)	N/A	$ (1)	$ (40)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

	Seix Core Bond Fund		Seix Corporate Bond Fund
	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017
Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (116)	$ (179)	$ (9)	$ (15)
Class C	—	—	(89)	(162)
Class I	(2,512)	(4,357)	(210)	(327)
Class R	(30)	(50)	—	—
Class R6	(35)	(19)	—	—
Net realized gains:
Class A	—	(195)	(7)	(5)
Class C	—	—	(123)	(70)
Class I	—	(4,195)	(162)	(91)
Class R	—	(64)	—	—
Class R6	—	(23)	—	—
Total	$ (2,693)	$ (9,082)	$ (600)	$ (670)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund			Seix Georgia Tax-Exempt Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 310,670	$ 199,279	$ 228,136	$ 2,190	$ 1,954	$ 2,883
Net realized gain (loss)	(36,071)	(6,481)	(77,681)	578	484	1,101
Net change in unrealized appreciation (depreciation)	(257,198)	(29,350)	292,074	(2,460)	837	(4,502)
Increase (decrease) in net assets resulting from operations	17,401	163,448	442,529	308	3,275	(518)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(4,754)	(3,895) (2)	(6,541) (2)	(109)	(82) (2)	(140) (2)
Class C	(1,990)	(1,399) (2)	(2,132) (2)	—	— (2)	— (2)
Class I	(243,162)	(147,478) (2)	(158,634) (2)	(2,928)	(2,358) (2)	(4,159) (2)
Class R6	(60,756)	(46,287) (2)	(56,471) (2)	—	— (2)	— (2)
Total Dividends and Distributions to Shareholders	(310,662)	(199,059)	(223,778)	(3,037)	(2,440)	(4,299)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(41,834)	(21,471)	(14,713)	198	(524)	44
Class C	(3,691)	(5,113)	(953)	—	—	—
Class I	70,322	114,302	1,265,091	(9,390)	(6,488)	(11,252)
Class R6	(421,336)	(22,358)	124,773	—	—	—
Increase (decrease) in net assets from share transactions	(396,539)	65,360	1,374,198	(9,192)	(7,012)	(11,208)
Net increase (decrease) in net assets	(689,800)	29,749	1,592,949	(11,921)	(6,177)	(16,025)
Net Assets
Beginning of period	5,989,439	5,959,690	4,366,741	89,110	95,287	111,312
End of Period	$5,299,639	$ 5,989,439	$ 5,959,690	$ 77,189	$ 89,110	$ 95,287
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 1,377	$ 1,483	N/A	$ 191	$ 191

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (3,895)	$ (6,541)	$ (65)	$ (92)
Class C	(1,399)	(2,132)	—	—
Class I	(147,478)	(158,634)	(1,889)	(2,790)
Class R6	(46,287)	(56,471)	—	—
Net realized gains:
Class A	—	—	(17)	(48)
Class I	—	—	(469)	(1,369)
Total	$ (199,059)	$ (223,778)	$ (2,440)	$ (4,299)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Grade Municipal Bond Fund			Seix High Income Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 2,052	$ 1,628	$ 2,238	$ 21,583	$ 22,069	$ 36,494
Net realized gain (loss)	(447)	1,566	953	2,701	6,622	(7,973)
Net change in unrealized appreciation (depreciation)	(1,633)	377	(3,082)	(34,758)	(1,602)	59,807
Increase (decrease) in net assets resulting from operations	(28)	3,571	109	(10,474)	27,089	88,328
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(233)	(201) (2)	(753) (2)	(1,095)	(1,751) (2)	(3,042) (2)
Class I	(2,218)	(1,518) (2)	(5,094) (2)	(19,519)	(19,341) (2)	(31,378) (2)
Class R	—	— (2)	— (2)	(691)	(557) (2)	(852) (2)
Class R6	—	— (2)	— (2)	(321)	(233) (2)	(998) (2)
Tax Return on Capital
Class A	—	—	—	—	(15)	—
Class I	—	—	—	—	(165)	—
Class R	—	—	—	—	(5)	—
Class R6	—	—	—	—	(2)	—
Total Dividends and Distributions to Shareholders	(2,451)	(1,719)	(5,847)	(21,626)	(22,069)	(36,270)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,189)	(4,341)	(951)	(13,603)	(33,956)	15,620
Class I	(31,655)	(4,657)	(16,105)	(97,416)	(70,658)	(135,559)
Class R	—	—	—	144	(2,673)	(1,159)
Class R6	—	—	—	(485)	1,727	1,977
Increase (decrease) in net assets from share transactions	(32,844)	(8,998)	(17,056)	(111,360)	(105,560)	(119,121)
Net increase (decrease) in net assets	(35,323)	(7,146)	(22,794)	(143,460)	(100,540)	(67,063)
Net Assets
Beginning of period	83,859	91,005	113,799	438,315	538,855	605,918
End of Period	$ 48,536	$ 83,859	$ 91,005	$ 294,855	$ 438,315	$ 538,855
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (2)	$ (7)	N/A	$ (235)	$ (413)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

	Seix High Grade Municipal Bond Fund		Seix High Income Fund
	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017
Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (192)	$ (273)	$ (1,751)	$ (3,042)
Class I	(1,431)	(1,965)	(19,341)	(31,378)
Class R	—	—	(557)	(852)
Class R6	—	—	(233)	(998)
Net realized gains:
Class A	(9)	(480)	—	—
Class I	(87)	(3,129)	—	—
Total	$ (1,719)	$ (5,847)	$ (21,882)	$ (36,270)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Yield Fund			Seix Investment Grade Tax-Exempt Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 20,005	$ 19,919	$ 31,249	$ 10,943	$ 10,395	$ 14,256
Net realized gain (loss)	2,160	4,533	(428)	(2,831)	9,320	925
Net change in unrealized appreciation (depreciation)	(27,367)	(1,589)	37,924	(7,836)	(4,953)	(18,455)
Increase (decrease) in net assets resulting from operations	(5,202)	22,863	68,745	276	14,762	(3,274)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(205)	(165) (2)	(303) (2)	(318)	(291) (2)	(980) (2)
Class I	(19,212)	(16,760) (2)	(29,771) (2)	(13,182)	(10,106) (2)	(26,719) (2)
Class R	(4)	(4) (2)	(15) (2)	—	— (2)	— (2)
Class R6	(582)	(1,714) (2)	(961) (2)	—	— (2)	— (2)
Tax Return on Capital
Class A	—	(12)	—	—	—	—
Class I	—	(1,158)	—	—	—	—
Class R	—	(—) (3)	—	—	—	—
Class R6	—	(116)	—	—	—	—
Total Dividends and Distributions to Shareholders	(20,003)	(19,929)	(31,050)	(13,500)	(10,397)	(27,699)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,645)	(1,432)	(1,687)	(792)	(9,409)	(3,515)
Class I	(92,163)	(82,553)	(76,498)	(144,018)	(59,987)	(79,743)
Class R	(62)	(12)	(470)	—	—	—
Class R6	(43,185)	2,106	41,837	—	—	—
Increase (decrease) in net assets from share transactions	(137,055)	(81,891)	(36,818)	(144,810)	(69,396)	(83,258)
Net increase (decrease) in net assets	(162,260)	(78,957)	877	(158,034)	(65,031)	(114,231)
Net Assets
Beginning of period	453,162	532,119	531,242	475,034	540,065	654,296
End of Period	$ 290,902	$ 453,162	$ 532,119	$ 317,000	$ 475,034	$ 540,065
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (12)	$ (1,080)	N/A	$ (13)	$ (229)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

	Seix High Yield Fund		Seix Investment Grade Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017
Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (165)	$ (303)	$ (285)	$ (488)
Class I	(16,760)	(29,771)	(9,894)	(13,769)
Class R	(4)	(15)	—	—
Class R6	(1,714)	(961)	—	—
Net realized gains:
Class A	—	—	(6)	(492)
Class I	—	—	(212)	(12,950)
Total	$ (18,643)	$ (31,050)	$ (10,397)	$ (27,699)

(3)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix North Carolina Tax-Exempt Bond Fund			Seix Short-Term Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 448	$ 432	$ 643	$ 145	$ 250	$ 399
Net realized gain (loss)	211	338	325	(123)	28	(33)
Net change in unrealized appreciation (depreciation)	(819)	16	(1,112)	50	(44)	(244)
Increase (decrease) in net assets resulting from operations	(160)	786	(144)	72	234	122
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(24)	(44) (2)	(97) (2)	(28)	(16) (2)	(13) (2)
Class C	—	— (2)	— (2)	(6)	(2) (2)	(1) (2)
Class I	(570)	(512) (2)	(1,204) (2)	(111)	(230) (2)	(418) (2)
Tax Return on Capital
Class A	—	—	—	(2)	(2)	—
Class C	—	—	—	(1)	(1)	—
Class I	—	—	—	(5)	(21)	—
Total Dividends and Distributions to Shareholders	(594)	(556)	(1,301)	(153)	(272)	(432)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(928)	(758)	1,839	(167)	(87)	215
Class C	—	—	—	211	(47)	(422)
Class I	(4,973)	(1,128)	(5,479)	(2,140)	(44,085)	2,565
Increase (decrease) in net assets from share transactions	(5,901)	(1,886)	(3,640)	(2,096)	(44,219)	2,358
Net increase (decrease) in net assets	(6,655)	(1,656)	(5,085)	(2,177)	(44,257)	2,048
Net Assets
Beginning of period	22,327	23,983	29,068	11,385	55,642	53,594
End of Period	$15,672	$ 22,327	$ 23,983	$ 9,208	$ 11,385	$ 55,642
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (1)	$ (47)	N/A	$ (1)	$ (3)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (32)	$ (41)	$ (16)	$ (13)
Class C	—	—	(2)	(1)
Class I	(354)	(603)	(230)	(418)
Net realized gains:
Class A	(12)	(56)	—	—
Class I	(158)	(601)	—	—
Total	$ (556)	$ (1,301)	$ (248)	$ (432)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund			Seix Total Return Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 276	$ 213	$ 243	$ 16,042	$ 15,204	$ 20,937
Net realized gain (loss)	(57)	33	32	(27,237)	3,322	(758)
Net change in unrealized appreciation (depreciation)	56	(105)	(149)	1,866	(3,590)	(5,600)
Increase (decrease) in net assets resulting from operations	275	141	126	(9,329)	14,936	14,579
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(15)	(11) (2)	(25) (2)	(216)	(186) (2)	(1,032) (2)
Class I	(265)	(222) (2)	(260) (2)	(10,381)	(7,704) (2)	(31,114) (2)
Class R	—	— (2)	— (2)	(475)	(229) (2)	(1,428) (2)
Class R6	—	— (2)	— (2)	(2,860)	(1,379) (2)	(3,505) (2)
Tax Return on Capital
Class A	—	—	—	—	(110)	—
Class I	—	—	—	—	(3,981)	—
Class R	—	—	—	—	(192)	—
Class R6	—	—	—	—	(641)	—
Total Dividends and Distributions to Shareholders	(280)	(233)	(285)	(13,932)	(14,422)	(37,079)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	(355)	(41)	(5,514)	(2,204)	(14,204)	(4,496)
Class I	(12,240)	4,667	(5,346)	(327,882)	(110,797)	(161,714)
Class R	—	—	—	(3,749)	(7,615)	(9,843)
Class R6	—	—	—	(69,417)	44,550	47,337
Increase (decrease) in net assets from share transactions	(12,595)	4,626	(10,860)	(403,252)	(88,066)	(128,716)
Net increase (decrease) in net assets	(12,600)	4,534	(11,019)	(426,513)	(87,552)	(151,216)
Net Assets
Beginning of period	33,054	28,520	39,539	871,292	958,844	1,110,060
End of Period	$ 20,454	$ 33,054	$ 28,520	$ 444,779	$ 871,292	$ 958,844
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (2)	$ (2)	N/A	$ 2,090	$ (1,594)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

	Seix Short-Term Municipal Bond Fund		Seix Total Return Bond Fund
	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017
Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (10)	$ (23)	$ (186)	$ (603)
Class I	(203)	(221)	(7,704)	(18,605)
Class R	—	—	(229)	(723)
Class R6	—	—	(1,379)	(1,826)
Net realized gains:
Class A	(1)	(2)	—	(429)
Class I	(19)	(39)	—	(12,509)
Class R	—	—	—	(705)
Class R6	—	—	—	(1,679)
Total	$ (233)	$ (285)	$ (9,498)	$ (37,079)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund			Seix U.S. Mortgage Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 25,161	$ 12,427	$ 10,835	$ 467	$ 260	$ 159
Net realized gain (loss)	32	1,191	10,330	(368)	46	390
Net change in unrealized appreciation (depreciation)	(2,000)	(1,193)	(6,990)	(11)	62	(560)
Increase (decrease) in net assets resulting from operations	23,193	12,425	14,175	88	368	(11)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(6)	— (2)	— (2)	(58)	(30) (2)	(124) (2)
Class C	—	— (2)	— (2)	(38)	(15) (2)	(56) (2)
Class I	(24,392)	(11,911) (2)	(14,555) (2)	(371)	(200) (2)	(454) (2)
Class R6	(782)	(549) (2)	(71) (2)	—	— (2)	— (2)
Tax Return on Capital
Class A	(1)	—	—	(15)	(18)	—
Class C	—	—	—	(16)	(22)	—
Class I	(1,434)	(1,767)	—	(85)	(103)	—
Class R6	(43)	(72)	—	—	—	—
Total Dividends and Distributions to Shareholders	(26,658)	(14,299)	(14,626)	(583)	(388)	(634)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	5,497	—	—	1,205	(1,036)	(2,814)
Class C	—	—	—	(471)	(577)	(1,087)
Class I	(107,201)	(22,393)	(190,202)	(978)	1,374	(7,046)
Class R6	(10,035)	10,482	32,653	—	—	—
Increase (decrease) in net assets from share transactions	(111,739)	(11,911)	(157,549)	(244)	(239)	(10,947)
Net increase (decrease) in net assets	(115,204)	(13,785)	(158,000)	(739)	(259)	(11,592)
Net Assets
Beginning of period	1,386,114	1,399,899	1,557,899	25,255	25,514	37,106
End of Period	$1,270,910	$ 1,386,114	$ 1,399,899	$24,516	$ 25,255	$ 25,514
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (36)	$ (3)	N/A	$ (1)	$ (16)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017	Year Ended March 31, 2017
Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ —	$ (30)	$ (100)
Class C	—	—	(15)	(41)
Class I	(11,911)	(14,555)	(200)	(391)
Class R6	(549)	(71)	—	—
Net realized gains:
Class A	—	—	—	(24)
Class C	—	—	—	(15)
Class I	—	—	—	(63)
Total	$ (12,460)	$ (14,626)	$ (245)	$ (634)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Ultra-Short Bond Fund			Seix Virginia Intermediate Municipal Bond Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,213	$ 734	$ 1,071	$ 844	$ 838	$ 1,538
Net realized gain (loss)	(111)	160	377	(107)	822	438
Net change in unrealized appreciation (depreciation)	(236)	(64)	(14)	(684)	(277)	(2,099)
Increase (decrease) in net assets resulting from operations	866	830	1,434	53	1,383	(123)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(7)	— (2)	— (2)	(91)	(108) (2)	(204) (2)
Class I	(1,198)	(740) (2)	(1,126) (2)	(1,026)	(1,289) (2)	(3,113) (2)
Total Dividends and Distributions to Shareholders	(1,205)	(740)	(1,126)	(1,117)	(1,397)	(3,317)
Change in Net Assets From Capital Transactions (See Note 6)
Class A	1,705	—	—	(518)	(265)	(532)
Class I	825	(27,886)	(17,914)	(16,050)	(8,336)	(15,453)
Increase (decrease) in net assets from share transactions	2,530	(27,886)	(17,914)	(16,568)	(8,601)	(15,985)
Net increase (decrease) in net assets	2,191	(27,796)	(17,606)	(17,632)	(8,615)	(19,425)
Net Assets
Beginning of period	59,548	87,344	104,950	40,978	49,593	69,018
End of Period	$61,739	$ 59,548	$ 87,344	$ 23,346	$ 40,978	$ 49,593
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (2)	$ (2)	N/A	$ 19	$ 19

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ —	$ (63)	$ (94)
Class I	(740)	(1,126)	(775)	(1,444)
Net realized gains:
Class A	—	—	(45)	(110)
Class I	—	—	(514)	(1,669)
Total	$ (740)	$ (1,126)	$ (1,397)	$ (3,317)
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Core Bond Fund
Class A
1/1/18 to 12/31/18	$10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	(0.27)	10.36	(0.28) %	$ 5,993	0.64%	0.89%	2.18%	172%
4/1/17 to 12/31/17(6)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (7)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/14 to 3/31/15	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
4/1/13 to 3/31/14	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	(0.51)	10.65	(0.66)	9,848	0.71	0.71	1.38	208
Class I
1/1/18 to 12/31/18	$10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	(0.27)	10.36	(0.14) %	$ 136,247	0.50%	0.62%	2.31%	172%
4/1/17 to 12/31/17(6)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (7)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/14 to 3/31/15	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
4/1/13 to 3/31/14	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	(0.51)	10.65	(0.38)	200,371	0.42	0.42	1.67	208
Class R
1/1/18 to 12/31/18	$10.64	0.20	(0.26)	(0.06)	(0.20)	(0.01)	—	(0.21)	(0.27)	10.37	(0.54) %	$ 3,095	0.91%	0.98%	1.92%	172%
4/1/17 to 12/31/17(6)	10.58	0.12	0.07	0.19	(0.10)	(0.03)	—	(0.13)	0.06	10.64	1.82	3,153	0.92 (7)	1.05	1.45	130
4/1/16 to 3/31/17	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	(0.29)	10.58	0.73	3,124	0.91	0.91	1.18	210
4/1/15 to 3/31/16	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	(0.18)	10.87	0.78	3,448	0.88	0.88	1.41	232
4/1/14 to 3/31/15	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	0.39	11.05	5.37	3,490	0.85	0.85	1.51	168
4/1/13 to 3/31/14	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	(0.51)	10.66	(0.80)	4,115	0.85	0.85	1.29	208
Class R6*
1/1/18 to 12/31/18	$10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	(0.27)	10.36	(0.02) %	$ 114	0.36%	0.48%	2.40%	172%
4/1/17 to 12/31/17(6)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(8)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
1/1/18 to 12/31/18	$ 8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	(0.61)	8.15	(3.90) %	$ 345	0.95%	1.35%	3.08%	299%
4/1/17 to 12/31/17(6)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/14 to 3/31/15	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
4/1/13 to 3/31/14	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	(0.51)	8.84	0.52	783	0.92	0.93	2.76	143
Class C
1/1/18 to 12/31/18	$ 8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	(0.61)	8.11	(4.61) %	$ 5,459	1.65%	2.12%	2.37%	299%
4/1/17 to 12/31/17(6)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/14 to 3/31/15	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
4/1/13 to 3/31/14	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	(0.50)	8.80	(0.07)	10,385	1.62	1.63	2.18	143
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Corporate Bond Fund (Continued)
Class I
1/1/18 to 12/31/18	$ 8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	(0.62)	8.11	(3.81) %	$ 35,244	0.70%	1.03%	3.33%	299%
4/1/17 to 12/31/17(6)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/14 to 3/31/15	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90
4/1/13 to 3/31/14	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	(0.50)	8.80	0.91	28,017	0.63	0.64	3.18	143

Seix Floating Rate High Income Fund
Class A
1/1/18 to 12/31/18	$ 8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	(0.40)	8.30	(0.11) %	$ 68,213	0.94%	0.95%	4.58%	75%
4/1/17 to 12/31/17(6)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/14 to 3/31/15	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	(0.20)	8.86	1.88	147,560	0.91	0.91	4.06	29
4/1/13 to 3/31/14	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	—	9.06	3.86	212,336	0.89	0.89	3.82	47
Class C
1/1/18 to 12/31/18	$ 8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	(0.40)	8.30	(0.68) %	$ 45,588	1.52%	1.62%	4.01%	75%
4/1/17 to 12/31/17(6)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/14 to 3/31/15	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	(0.21)	8.86	1.16	64,445	1.50	1.50	3.46	29
4/1/13 to 3/31/14	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	0.01	9.07	3.33	83,149	1.51	1.51	3.21	47
Class I
1/1/18 to 12/31/18	$ 8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	(0.40)	8.30	0.22%	$4,380,792	0.62%	0.70%	4.92%	75%
4/1/17 to 12/31/17(6)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/14 to 3/31/15	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	(0.20)	8.86	2.17	6,048,771	0.61	0.61	4.34	29
4/1/13 to 3/31/14	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	—	9.06	4.16	8,965,312	0.60	0.60	4.13	47
Class R6*
1/1/18 to 12/31/18	$ 8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	(0.41)	8.30	0.20%	$ 805,046	0.52%	0.58%	5.00%	75%
4/1/17 to 12/31/17(6)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/1/15 to 3/31/15(9)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Georgia Tax-Exempt Bond Fund
Class A
1/1/18 to 12/31/18	$10.59	0.26	(0.23)	0.03	(0.26)	—	(0.11)	(0.37)	(0.34)	10.25	0.38%	$ 3,114	0.75%	1.00%	2.54%	31%
4/1/17 to 12/31/17(6)	10.49	0.22	0.16	0.38	(0.22)	—	(0.06)	(0.28)	0.10	10.59	3.62	3,011	0.76 (7)	0.92	2.73	23
4/1/16 to 3/31/17	10.98	0.28	(0.35)	(0.07)	(0.28)	—	(0.14)	(0.42)	(0.49)	10.49	(0.66)	3,504	0.75	0.75	2.56	46
4/1/15 to 3/31/16	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	0.10	10.98	3.40	3,621	0.75	0.75	2.43	41
4/1/14 to 3/31/15	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	0.44	10.88	6.89	3,637	0.73	0.73	2.55	55
4/1/13 to 3/31/14	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	(0.36)	10.44	(0.52)	4,139	0.72	0.72	2.87	67
Class I
1/1/18 to 12/31/18	$10.57	0.27	(0.23)	0.04	(0.27)	—	(0.11)	(0.38)	(0.34)	10.23	0.47%	$ 74,075	0.65%	0.86%	2.64%	31%
4/1/17 to 12/31/17(6)	10.48	0.23	0.15	0.38	(0.23)	—	(0.06)	(0.29)	0.09	10.57	3.61	86,099	0.65	0.81	2.84	23
4/1/16 to 3/31/17	10.96	0.29	(0.34)	(0.05)	(0.29)	—	(0.14)	(0.43)	(0.48)	10.48	(0.47)	91,782	0.65	0.70	2.66	46
4/1/15 to 3/31/16	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	0.10	10.96	3.50	107,691	0.65	0.68	2.52	41
4/1/14 to 3/31/15	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	0.44	10.86	7.00	131,881	0.64	0.64	2.63	55
4/1/13 to 3/31/14	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	(0.36)	10.42	(0.37)	120,835	0.57	0.57	3.01	67

Seix High Grade Municipal Bond Fund
Class A
1/1/18 to 12/31/18	$11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	(0.32)	11.62	0.44%	$ 6,767	0.80% (7)	0.95%	2.63%	130%
4/1/17 to 12/31/17(6)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/14 to 3/31/15	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
4/1/13 to 3/31/14	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	(0.25)	11.86	1.16	8,967	0.80	0.82	2.75	227
Class I
1/1/18 to 12/31/18	$11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	(0.31)	11.62	0.67%	$ 41,769	0.65% (7)	0.85%	2.77%	130%
4/1/17 to 12/31/17(6)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/14 to 3/31/15	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228
4/1/13 to 3/31/14	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	(0.24)	11.86	1.40	47,737	0.65	0.68	2.90	227

Seix High Income Fund
Class A
1/1/18 to 12/31/18	$ 6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	(0.57)	5.96	(3.42) %	$ 14,327	1.03%	1.11%	5.56%	77%
4/1/17 to 12/31/17(6)	6.46	0.28	0.07	0.35	(0.28)	— (10)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/14 to 3/31/15	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
4/1/13 to 3/31/14	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	(0.05)	7.27	7.60	157,360	0.97	0.97	5.82	110
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Income Fund (Continued)
Class I
1/1/18 to 12/31/18	$ 6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	(0.57)	5.95	(3.20) %	$ 264,435	0.80%	0.88%	5.87%	77%
4/1/17 to 12/31/17(6)	6.46	0.29	0.06	0.35	(0.29)	— (10)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (7)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/14 to 3/31/15	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
4/1/13 to 3/31/14	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	(0.06)	7.26	7.68	783,072	0.77	0.77	6.00	110
Class R
1/1/18 to 12/31/18	$ 6.53	0.35	(0.57)	(0.22)	(0.35)	—	—	(0.35)	(0.57)	5.96	(3.59) %	$ 11,166	1.22%	1.25%	5.46%	77%
4/1/17 to 12/31/17(6)	6.46	0.27	0.07	0.34	(0.27)	— (10)	—	(0.27)	0.07	6.53	5.36	12,160	1.23 (7)	1.30	5.49	45
4/1/16 to 3/31/17	5.92	0.360	0.54	0.90	(0.36)	—	—	(0.36)	0.54	6.46	15.47	14,699	1.22	1.22	5.73	95
4/1/15 to 3/31/16	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	(0.76)	5.92	(5.87)	14,574	1.23	1.23	5.92	77
4/1/14 to 3/31/15	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	(0.59)	6.68	0.05	20,887	1.21	1.21	5.20	86
4/1/13 to 3/31/14	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	(0.05)	7.27	7.37	22,317	1.20	1.20	5.57	110
Class R6*
1/1/18 to 12/31/18	$ 6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	(0.57)	5.95	(3.05) %	$ 4,927	0.64%	0.75%	6.03%	77%
4/1/17 to 12/31/17(6)	6.45	0.30	0.07	0.37	(0.30)	— (10)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/14 to 3/31/15(11)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Seix High Yield Fund
Class A
1/1/18 to 12/31/18	$ 8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	(0.59)	7.62	(2.07) %	$ 2,910	0.82%	1.02%	5.32%	59%
4/1/17 to 12/31/17(6)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (7)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/14 to 3/31/15	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
4/1/13 to 3/31/14	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	(0.31)	9.72	6.39	69,921	0.81	0.81	5.57	89
Class I
1/1/18 to 12/31/18	$ 8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	(0.59)	7.82	(1.70) %	$ 286,931	0.64%	0.76%	5.53%	59%
4/1/17 to 12/31/17(6)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (7)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/14 to 3/31/15	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
4/1/13 to 3/31/14	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	(0.31)	9.95	6.65	1,211,146	0.55	0.55	5.79	89
Class R
1/1/18 to 12/31/18	$ 8.41	0.42	(0.59)	(0.17)	(0.42)	—	—	(0.42)	(0.59)	7.82	(2.10) %	$ 52	1.04%	1.16%	5.11%	59%
4/1/17 to 12/31/17(6)	8.36	0.30	0.07	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.41	4.45	119	1.04	1.20	4.80	41
4/1/16 to 3/31/17	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	0.56	8.36	12.90	130	1.04	1.04	5.32	87
4/1/15 to 3/31/16	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	(0.92)	7.80	(5.52)	573	1.04	1.04	5.29	76
4/1/14 to 3/31/15	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	(1.22)	8.72	1.05	782	1.04	1.04	5.18	72
4/1/13 to 3/31/14	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	(0.32)	9.94	6.04	1,237	1.04	1.04	5.31	89
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Yield Fund (Continued)
Class R6*
1/1/18 to 12/31/18	$ 8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	(0.60)	7.82	(1.74) %	$ 1,009	0.53%	0.64%	5.31%	59%
4/1/17 to 12/31/17(6)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (7)	0.62	5.50	41
8/1/16 to 3/31/17(12)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/18 to 12/31/18	$11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	(0.30)	11.45	0.45%	$ 9,999	0.80% (7)	1.00%	2.47%	105%
4/1/17 to 12/31/17(6)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/14 to 3/31/15	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
4/1/13 to 3/31/14	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	(0.33)	12.14	0.23	30,100	0.80	0.90	2.13	104
Class I
1/1/18 to 12/31/18	$11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	(0.30)	11.43	0.60%	$ 307,001	0.65% (7)	0.80%	2.61%	105%
4/1/17 to 12/31/17(6)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/14 to 3/31/15	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144
4/1/13 to 3/31/14	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	(0.32)	12.13	0.48	643,828	0.64	0.64	2.29	104

Seix North Carolina Tax-Exempt Bond Fund
Class A
1/1/18 to 12/31/18	$10.09	0.21	(0.27)	(0.06)	(0.20)	—	(0.09)	(0.29)	(0.35)	9.74	(0.52) %	$ 466	0.80%	1.18%	2.13%	54%
4/1/17 to 12/31/17(6)	10.00	0.18	0.15	0.33	(0.16)	—	(0.08)	(0.24)	0.09	10.09	3.30	1,436	0.80	1.10	2.37	29
4/1/16 to 3/31/17	10.50	0.21	(0.28)	(0.07)	(0.21)	—	(0.22)	(0.43)	(0.50)	10.00	(0.59)	2,170	0.80	0.82	2.02	61
4/1/15 to 3/31/16	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	0.04	10.50	3.23	492	0.80	0.81	2.15	42
4/1/14 to 3/31/15	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	0.42	10.46	6.56	795	0.79	0.79	2.27	51
4/1/13 to 3/31/14	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	(0.61)	10.04	(0.45)	861	0.77	0.77	2.44	77
Class I
1/1/18 to 12/31/18	$10.12	0.22	(0.26)	(0.04)	(0.22)	—	(0.09)	(0.31)	(0.35)	9.77	(0.37) %	$ 15,206	0.65%	1.12%	2.23%	54%
4/1/17 to 12/31/17(6)	10.02	0.19	0.16	0.35	(0.17)	—	(0.08)	(0.25)	0.10	10.12	3.51	20,891	0.65	1.04	2.52	29
4/1/16 to 3/31/17	10.53	0.23	(0.29)	(0.06)	(0.23)	—	(0.22)	(0.45)	(0.51)	10.02	(0.53)	21,813	0.65	0.74	2.22	61
4/1/15 to 3/31/16	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	0.04	10.53	3.39	28,576	0.65	0.73	2.31	42
4/1/14 to 3/31/15	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	0.43	10.49	6.80	37,190	0.65	0.69	2.40	51
4/1/13 to 3/31/14	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	(0.62)	10.06	(0.38)	37,311	0.61	0.61	2.59	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Short-Term Bond Fund
Class A
1/1/18 to 12/31/18	$ 9.90	0.14	(0.06)	0.08	(0.14)	(0.01)	—	(0.15)	(0.07)	9.83	0.81%	$ 2,028	0.80%	1.68%	1.43%	93%
4/1/17 to 12/31/17(6)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/14 to 3/31/15	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
4/1/13 to 3/31/14	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.98	0.54	2,748	0.78	0.80	1.00	79
Class C
1/1/18 to 12/31/18	$ 9.89	0.07	(0.06)	0.01	(0.06)	(0.01)	—	(0.07)	(0.06)	9.83	0.14%	$ 1,461	1.57%	2.48%	0.66%	93%
4/1/17 to 12/31/17(6)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (10)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (10)	—	—	— (10)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/14 to 3/31/15	9.97	(0.01)	0.04	0.03	— (10)	—	—	— (10)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
4/1/13 to 3/31/14	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	9.97	(0.24)	1,899	1.56	1.56	0.23	79
Class I
1/1/18 to 12/31/18	$ 9.86	0.16	(0.05)	0.11	(0.16)	(0.01)	—	(0.17)	(0.06)	9.80	1.11%	$ 5,719	0.60%	1.43%	1.62%	93%
4/1/17 to 12/31/17(6)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/14 to 3/31/15	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199
4/1/13 to 3/31/14	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	(0.05)	9.95	0.75	38,400	0.58	0.58	1.22	79

Seix Short-Term Municipal Bond Fund
Class A
1/1/18 to 12/31/18	$ 9.91	0.09	0.02	0.11	(0.10)	—	— (10)	(0.10)	0.01	9.92	1.10%	$ 1,411	0.65%	1.05%	0.96%	50%
4/1/17 to 12/31/17(6)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (10)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/14 to 3/31/15	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
4/1/13 to 3/31/14	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	(0.02)	9.99	0.25	5,900	0.65	0.82	0.10	260
Class I
1/1/18 to 12/31/18	$ 9.91	0.11	0.02	0.13	(0.11)	—	— (10)	(0.11)	0.02	9.93	1.37%	$ 19,043	0.48%	0.89%	1.12%	50%
4/1/17 to 12/31/17(6)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (10)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/14 to 3/31/15	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148
4/1/13 to 3/31/14	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	(0.02)	9.99	0.37	30,852	0.54	0.71	0.21	260
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Total Return Bond Fund
Class A
1/1/18 to 12/31/18	$10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	10.52	(0.48) %	$ 10,717	0.70%	0.85%	2.18%	169%
4/1/17 to 12/31/17(6)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (7)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/14 to 3/31/15	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
4/1/13 to 3/31/14	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	(0.38)	10.77	(0.70)	41,134	0.70	0.70	1.82	217
Class I
1/1/18 to 12/31/18	$10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	(0.25)	10.17	(0.32) %	$ 335,999	0.46%	0.55%	2.39%	169%
4/1/17 to 12/31/17(6)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35	971,159	0.45	0.45	1.82	181
4/1/14 to 3/31/15	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
4/1/13 to 3/31/14	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	(0.36)	10.43	(0.31)	1,022,101	0.41	0.41	2.12	217
Class R
1/1/18 to 12/31/18	$10.42	0.20	(0.28)	(0.08)	(0.17)	—	—	(0.17)	(0.25)	10.17	(0.79) %	$ 27,437	0.93% (13)	0.93%	1.95%	169%
4/1/17 to 12/31/17(6)	10.42	0.13	(0.01)	0.12	(0.06)	(0.06)	—	(0.12)	—	10.42	1.18	31,959	0.99	1.00	1.62	150
4/1/16 to 3/31/17	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	(0.25)	10.42	0.83	39,541	1.06	1.06	1.48	210
4/1/15 to 3/31/16	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	(0.08)	10.67	0.74	50,402	1.06	1.06	1.21	181
4/1/14 to 3/31/15	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	0.32	10.75	4.83	64,539	1.05	1.06	1.56	173
4/1/13 to 3/31/14	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	(0.37)	10.43	(1.02)	72,556	1.03	1.07	1.52	217
Class R6*
1/1/18 to 12/31/18	$10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	(0.25)	10.17	(0.17) %	$ 70,626	0.31%	0.44%	2.55%	169%
4/1/17 to 12/31/17(6)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
8/1/14 to 3/31/15(11)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
7/24/2018 to 12/31/18	$10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	(0.01)	9.99	0.79%	$ 5,497	0.63% (13)	0.63%	2.10%	28% (14)
Class I
1/1/18 to 12/31/18	$10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	(0.02)	9.99	1.83%	$1,232,473	0.41%	0.50%	1.89%	28%
4/1/17 to 12/31/17(6)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/14 to 3/31/15	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
4/1/13 to 3/31/14	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	(0.05)	10.12	0.13	1,993,215	0.38	0.38	0.31	36
Class R6*
1/1/18 to 12/31/18	$10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	(0.03)	10.00	1.88%	$ 32,940	0.26%	0.37%	2.01%	28%
4/1/17 to 12/31/17(6)	10.04	0.10	— (10)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(12)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77	32,657	0.26	0.26	1.12	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix U.S. Mortgage Fund
Class A
1/1/18 to 12/31/18	$11.09	0.20	(0.17)	0.03	(0.20)	(0.05)	—	(0.25)	(0.22)	10.87	0.31%	$ 3,727	0.90%	2.01%	1.88%	129%
4/1/17 to 12/31/17(6)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/14 to 3/31/15	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
4/1/13 to 3/31/14	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	10.88	(0.58)	1,721	0.86	1.27	1.02	236
Class C
1/1/18 to 12/31/18	$11.11	0.12	(0.17)	(0.05)	(0.12)	(0.05)	—	(0.17)	(0.22)	10.89	(0.43) %	$ 3,174	1.65%	2.00%	1.09%	129%
4/1/17 to 12/31/17(6)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (10)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/14 to 3/31/15	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
4/1/13 to 3/31/14	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	(0.26)	10.90	(1.36)	4,780	1.66	2.04	0.23	236
Class I
1/1/18 to 12/31/18	$11.11	0.22	(0.17)	0.05	(0.22)	(0.05)	—	(0.27)	(0.22)	10.89	0.52%	$ 17,615	0.70%	1.08%	2.05%	129%
4/1/17 to 12/31/17(6)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	(0.21)	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/14 to 3/31/15	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165
4/1/13 to 3/31/14	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	(0.26)	10.90	(0.38)	3,692	0.66	1.10	1.08	236

Seix Ultra-Short Bond Fund
Class A
7/24/2018 to 12/31/18	$ 9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.92	0.48%	$ 1,698	0.65%	0.84%	2.46%	112% (14)
Class I
1/1/18 to 12/31/18	$ 9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	9.91	1.61%	$ 60,041	0.40%	0.62%	2.21%	112%
4/1/17 to 12/31/17(6)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (7)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/14 to 3/31/15	9.98	0.06	— (10)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54
4/1/13 to 3/31/14	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	0.76	122,053	0.35	0.35	0.65	134

Seix Virginia Intermediate Municipal Bond Fund
Class A
1/1/18 to 12/31/18	$ 9.53	0.22	(0.17)	0.05	(0.22)	—	(0.07)	(0.29)	(0.24)	9.29	0.57%	$ 2,751	0.79%	1.13%	2.34%	31%
4/1/17 to 12/31/17(6)	9.55	0.16	0.10	0.26	(0.16)	—	(0.12)	(0.28)	(0.02)	9.53	2.80	3,352	0.79	1.02	2.26	34
4/1/16 to 3/31/17	10.06	0.23	(0.23)	—	(0.23)	—	(0.28)	(0.51)	(0.51)	9.55	(0.01)	3,624	0.79	0.79	2.28	49
4/1/15 to 3/31/16	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	(0.17)	10.06	3.29	4,365	0.76	0.76	2.29	48
4/1/14 to 3/31/15	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	0.12	10.23	4.45	5,152	0.74	0.74	2.34	59
4/1/13 to 3/31/14	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	(0.42)	10.11	(0.35)	7,668	0.73	0.73	2.67	65
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Virginia Intermediate Municipal Bond Fund (Continued)
Class I
1/1/18 to 12/31/18	$ 9.53	0.23	(0.17)	0.06	(0.23)	—	(0.07)	(0.30)	(0.24)	9.29	0.71%	$ 20,595	0.65%	0.96%	2.47%	31%
4/1/17 to 12/31/17(6)	9.55	0.17	0.11	0.28	(0.18)	—	(0.12)	(0.30)	(0.02)	9.53	2.91	37,626	0.65	0.88	2.40	34
4/1/16 to 3/31/17	10.06	0.24	(0.23)	0.01	(0.24)	—	(0.28)	(0.52)	(0.51)	9.55	0.13	45,969	0.65	0.70	2.41	49
4/1/15 to 3/31/16	10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	(0.18)	10.06	3.30	64,653	0.65	0.68	2.38	48
4/1/14 to 3/31/15	10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	0.12	10.24	4.54	119,103	0.65	0.65	2.42	59
4/1/13 to 3/31/14	10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	(0.42)	10.12	(0.20)	120,600	0.58	0.58	2.83	65

Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The Fund changed its fiscal period end to December 31 during the period.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(9)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(10)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(11)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(12)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(13)	The Fund and/or specific share class, is currently under its expense limitation.
(14)	Portfolio turnover is representative of the Fund for the entire year ended December 31, 2018.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2018
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which 16 (each a “Fund”) are reported in this annual report. Each Fund has a distinct investment objective and is diversified except the Seix North Carolina Tax-Exempt Bond Fund which is non-diversified. Each Fund’s investment objectives are outlined in its respective summary page. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix Georgia Tax-Exempt Bond Fund	Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
RidgeWorth Seix Virginia Intermediate Municipal Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Ultra-Short Bond Fund and Seix Virginia Intermediate Bond Fund offer Class I shares and Class A shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers Class A shares, Class I shares and Class R6 shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer Class I shares, Class A shares, Class R shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class I shares, Class A shares, Class C shares and Class R6 shares. The remaining Funds offer Class I shares, Class A shares and Class C shares. Each Fund has Class T shares registered, but they are not yet available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares, Class R shares, and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
I.	Leveraged Loans
($ reported in thousands)
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of December 31, 2018, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Seix Floating
Rate High Income
Borrower	Fund
Gannett Co., Inc.	$3,332
St. George’s University Scholastic Services LLC	1,443
U.S. Silica Co.	1,868
J.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statement of Changes for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
K.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2018, the Funds did not loan securities.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.
During the fiscal period, the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of December 31, 2018:

	Fair Values of Derivative Financial Instruments as of December 31, 2018
	Derivative Assets
		Seix Corporate Bond Fund	Seix Total Return Bond Fund
Primary Risk	Statement of Assets and Liabilities Location	Value	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	$319
Total		$—	$319

Primary Risk	Value		Value
Foreign currency exchange contracts	$—	$219
Credit Contracts	19	301
Total	$19	$520

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2018
Net Realized Gain (Loss) From
	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund
Foreign currency exchange contracts:
Forward foreign currency transactions(2)	$— (3)	$—	$—
Credit contracts:
Swaps (4)	85	(5)	(6)
Total	$ 85	$ (5)	$ (6)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2018
Net Realized Gain (Loss) From
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures contracts(1)	$ —	$631	$84
Foreign currency exchange contracts:
Forward foreign currency transactions(2)	(127)	—	—
Credit contracts:
Swaps (4)	(2,776)	—	—
Total	$(2,903)	$631	$84

(1)	Included in net realized gain (loss) from futures within the Statement of Operations.
(2)	Included in net realized gain (loss) from forward foreign currency transactions within the Statement of Operations.
(3)	Amount is less than $500.
(4)	Included in net realized gain (loss) from swaps within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2018
Net Change in Unrealized Appreciation/(Depreciation) on
	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Interest rate contracts:
Futures contracts(1)	$—	$ —	$(138)
Foreign currency exchange contracts:
Forward foreign currency transactions(2)	—	830	—
Credit contracts:
Swaps (3)	5	2,737	—
Total	$ 5	$3,567	$(138)

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2018
Net Change in Unrealized Appreciation/(Depreciation) on
Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures contracts(1)	$(21)
Total	$(21)

(1)	Included in net change in unrealized appreciation (depreciation) from futures within the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) from forward foreign currency transactions within the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) from swaps within the Statement of Operations.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
The daily average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the year ended December 31, 2018.
	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund	Seix Total Return Bond Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$ 18	$ —	$ —	$ 36,405
Forward Foreign Currency Exchange Sale Contracts(2)	(13)	—	—	(41,879)
Credit Default Swap Agreements - Buy Protection(3)	1,829	1,500	1,500	101,456
Credit Default Swap Agreements - Sell Protection(3)	—	2,500	—	—

	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Futures Contracts - Short Positions(4)	$(32,823)	$(8,034)
(1)	Average value of currency purchased.
(2)	Average value of currency sold.
(3)	Notional amount.
(4)	Notional value.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Noncash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At December 31, 2018, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ —	$ —	$ —
Forward foreign currency exchange contracts	—	—	319	219
Swaps	—	19	—	301
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$19	$319	$520
Derivatives not subject to a MNA or similar agreement	—	—	—	—
Total assets and liabilities subject to a MNA	$—	$19	$319	$520

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2018.
Seix Corporate Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Securities LLC	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Securities LLC	$19	$—	$—	$—	$19
Total	$19	$—	$—	$—	$19

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Seix Total Return Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Securities LLC	$319	$(319)	$—	$—	$—
Total	$319	$(319)	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(1)
JPMorgan Securities LLC	$520	$(319)	$(201)	$—	$—
Total	$520	$(319)	$(201)	$—	$—
        (1) The value of the related collateral received (pledged) exceeded the value of the net position as of December 31, 2018.
Note 4. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly - owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix Georgia Tax-Exempt Bond Fund	0.50
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix North Carolina Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadviser
The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser. Seix Investment Advisors LLC is the subadviser to the Funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.91%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	N/A	N/A
Seix Floating Rate High Income Fund	0.94	1.52	0.62	N/A	0.52
Seix Georgia Tax-Exempt Bond Fund	0.75	N/A	0.65	N/A	N/A
Seix High Grade Municipal Bond Fund(1)	0.75	N/A	0.60	N/A	N/A
Seix High Income Fund	1.03	N/A	0.80	1.22	0.64
Seix High Yield Fund	0.82	N/A	0.64	1.04	0.53
Seix Investment Grade Tax-Exempt Bond Fund(1)	0.75	N/A	0.60	N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.65	N/A	0.48	N/A	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	1.06	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66	N/A	0.41	N/A	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A	N/A
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.79	N/A	0.65	N/A	N/A
(1) Effective December 1, 2018. For the period January 1, 2018, through November 30, 2018, the expense caps were as follows for Class A and Class I, respectively: 0.80% and 0.65%.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2019	2020	2021	Total
Seix Core Bond Fund
Class A	$ —	$ 10	$ 18	$ 28
Class I	—	115	190	305
Class R	—	2	3	5
Class R6	—	2	3	5
Seix Corporate Bond Fund
Class A	1	2	1	4
Class C	14	18	28	60
Class I	23	47	53	123
Seix Floating Rate High Income Fund
Class A	—	—	6	6
Class C	—	15	49	64
Class I	—	2,269	3,727	5,996
Class R6	—	709	733	1,442
Seix Georgia Tax-Exempt Bond Fund
Class A	—	4	7	11
Class I	48	120	164	332
Seix High Grade Municipal Bond Fund
Class A	—	7	11	18
Class I	56	102	135	293

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Expiration
Fund	2019	2020	2021	Total
Seix High Income Fund
Class A	$ —	$ 14	$ 17	$ 31
Class I	26	179	282	487
Class R	—	2	8	10
Class R6	—	3	6	9
Seix High Yield Fund
Class A	—	4	8	12
Class I	—	263	422	685
Class R	—	— (1)	— (1)	— (1)
Class R6	—	26	13	39
Seix Investment Grade Tax-Exempt Bond Fund
Class A	30	20	22	72
Class I	260	481	616	1,357
Seix North Carolina Tax-Exempt Bond Fund
Class A	1	4	4	9
Class I	27	67	90	184
Seix Short-Term Bond Fund
Class A	— (1)	7	17	24
Class C	—	2	9	11
Class I	42	83	57	182
Seix Short-Term Municipal Bond Fund
Class A	4	5	7	16
Class I	54	90	95	239
Seix Total Return Bond Fund
Class A	—	17	19	36
Class I	—	334	484	818
Class R6	—	78	162	240
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	—	560	1,107	1,667
Class R6	—	29	42	71
Seix U.S. Mortgage Fund
Class A	6	16	35	57
Class C	2	5	12	19
Class I	33	64	69	166
Seix Ultra-Short Bond Fund
Class A	—	—	— (1)	— (1)
Class I	—	74	120	194
Seix Virginia Intermediate Municipal Bond Fund
Class A	—	6	10	16
Class I	29	81	97	207
(1)	Amount is less than $500.
During the year ended December 31, 2018, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R	Class R6	Total
Seix Core Bond Fund	$ —	$ —	$ —	$ 1	$ —	$ 1
Seix Floating Rate High Income Fund	12	—	—	—	—	12
Seix High Income Fund	2	—	—	4	—	6
Seix High Yield Fund	—	—	—	— (1)	— (1)	— (1)
Seix Total Return Bond Fund	1	—	15	— (1)	—	16
Seix U.S. Government Securities Ultra-Short Bond Fund	— (1)	—	—	—	—	— (1)
(1)	Amount is less than $500.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended December 31, 2018, it retained net commissions of $12 for Class A shares and CDSC of $0 and $0 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund), 1.00% for Class C shares, and 0.50% for Class R shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended December 31, 2018, the Funds incurred administration fees in aggregate totaling $8,232 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended December 31, 2018, the Funds incurred transfer agent fees in aggregate totaling $11,971 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2018.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2018, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 31,235	$ 53,184
Seix Corporate Bond Fund	80,005	54,664
Seix Floating Rate High Income Fund	4,497,432	4,782,129
Seix Georgia Tax-Exempt Bond Fund	25,083	36,505
Seix High Grade Municipal Bond Fund	90,905	121,863
Seix High Income Fund	274,045	378,349
Seix High Yield Fund	206,889	339,470
Seix Investment Grade Tax-Exempt Bond Fund	417,608	546,327
Seix North Carolina Tax-Exempt Bond Fund	10,271	16,502
Seix Short-Term Bond Fund	2,327	5,422
Seix Short-Term Municipal Bond Fund	11,087	19,563
Seix Total Return Bond Fund	141,905	298,481
Seix U.S. Mortgage Fund	791	402
Seix Ultra-Short Bond Fund	50,905	58,349
Seix Virginia Intermediate Municipal Bond Fund	10,285	24,256
Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended December 31, 2018, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$262,136	$ 290,361
Seix Corporate Bond Fund	5,691	5,690
Seix Short-Term Bond Fund	6,672	5,753

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Purchases	Sales
Seix Total Return Bond Fund	$962,227	$1,181,801
Seix U.S. Government Securities Ultra-Short Bond Fund	353,620	565,583
Seix U.S. Mortgage Fund	29,438	30,910
Seix Ultra-Short Bond Fund	5,662	10,943
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	82	$ 845	142	$ 1,506	160	$ 1,723
Reinvestment of distributions	14	144	11	118	29	305
Shares repurchased and cross class conversions	(311)	(3,202)	(340)	(3,616)	(144)	(1,551)
Net Increase / (Decrease)	(215)	$ (2,213)	(187)	$ (1,992)	45	$ 477
Class I
Shares sold and cross class conversions	1,414	$ 14,647	3,207	$ 34,123	3,326	$ 36,165
Reinvestment of distributions	350	3,609	272	2,900	749	7,981
Shares repurchased and cross class conversions	(6,114)	(63,211)	(4,868)	(51,879)	(8,708)	(94,476)
Net Increase / (Decrease)	(4,350)	$ (44,955)	(1,389)	$ (14,856)	(4,633)	$ (50,330)
Class R
Shares sold and cross class conversions	41	$ 424	31	$ 331	27	$ 293
Reinvestment of distributions	5	56	3	35	10	107
Shares repurchased and cross class conversions	(44)	(456)	(33)	(355)	(59)	(632)
Net Increase / (Decrease)	2	$ 24	1	$ 11	(22)	$ (232)
Class R6
Shares sold and cross class conversions	19	$ 196	217	$ 2,323	122	$ 1,335
Reinvestment of distributions	6	60	4	42	4	42
Shares repurchased and cross class conversions	(322)	(3,286)	(41)	(438)	(1)	(6)
Net Increase / (Decrease)	(297)	$ (3,030)	180	$ 1,927	125	$ 1,371

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Corporate Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	11	$ 90	20	$ 173	95	$ 843
Reinvestment of distributions	1	10	2	13	2	13
Shares repurchased and cross class conversions	(11)	(93)	(49)	(423)	(87)	(762)
Net Increase / (Decrease)	1	$ 7	(27)	$ (237)	10	$ 94
Class C
Shares sold and cross class conversions	16	$ 133	9	$ 81	12	$ 106
Reinvestment of distributions	18	148	24	210	26	223
Shares repurchased and cross class conversions	(108)	(899)	(138)	(1,215)	(144)	(1,246)
Net Increase / (Decrease)	(74)	$ (618)	(105)	$ (924)	(106)	$ (917)
Class I
Shares sold and cross class conversions	7,038	$ 57,885	131	$ 1,154	828	$ 7,180
Reinvestment of distributions	64	524	42	366	47	409
Shares repurchased and cross class conversions	(3,716)	(30,298)	(674)	(5,954)	(469)	(4,092)
Net Increase / (Decrease)	3,386	$ 28,111	(501)	$ (4,434)	406	$ 3,497

	Seix Floating Rate High Income Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,455	$ 38,698	3,509	$ 30,655	7,680	$ 66,617
Reinvestment of distributions	492	4,263	415	3,623	705	6,095
Shares repurchased and cross class conversions	(9,784)	(84,795)	(6,387)	(55,749)	(10,072)	(87,425)
Net Increase / (Decrease)	(4,837)	$ (41,834)	(2,463)	$ (21,471)	(1,687)	$ (14,713)
Class C
Shares sold and cross class conversions	1,161	$ 10,053	738	$ 6,434	1,370	$ 11,881
Reinvestment of distributions	203	1,755	137	1,199	203	1,758
Shares repurchased and cross class conversions	(1,797)	(15,499)	(1,460)	(12,746)	(1,690)	(14,592)
Net Increase / (Decrease)	(433)	$ (3,691)	(585)	$ (5,113)	(117)	$ (953)
Class I
Shares sold and cross class conversions	238,479	$ 2,069,083	138,184	$ 1,206,418	289,064	$ 2,509,599
Reinvestment of distributions	23,652	204,583	14,356	125,246	15,590	134,820
Shares repurchased and cross class conversions	(256,852)	(2,203,344)	(139,520)	(1,217,362)	(160,237)	(1,379,328)
Net Increase / (Decrease)	5,279	$ 70,322	13,020	$ 114,302	144,417	$ 1,265,091

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Floating Rate High Income Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	33,303	$ 289,034	47,124	$ 411,562	84,999	$ 737,727
Reinvestment of distributions	4,512	39,086	3,094	27,019	3,072	26,613
Shares repurchased and cross class conversions	(87,642)	(749,456)	(52,785)	(460,939)	(74,014)	(639,567)
Net Increase / (Decrease)	(49,827)	$ (421,336)	(2,567)	$ (22,358)	14,057	$ 124,773

	Seix Georgia Tax-Exempt Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	32	$ 328	5	$ 50	14	$ 147
Reinvestment of distributions	10	107	7	80	13	138
Shares repurchased and cross class conversions	(22)	(237)	(62)	(654)	(22)	(241)
Net Increase / (Decrease)	20	$ 198	(50)	$ (524)	5	$ 44
Class I
Shares sold and cross class conversions	1,064	$ 10,966	588	$ 6,223	1,619	$ 17,390
Reinvestment of distributions	95	982	220	2,331	382	4,085
Shares repurchased and cross class conversions	(2,066)	(21,338)	(1,423)	(15,042)	(3,068)	(32,727)
Net Increase / (Decrease)	(907)	$ (9,390)	(615)	$ (6,488)	(1,067)	$ (11,252)

	Seix High Grade Municipal Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	9	$ 100	82	$ 973	203	$ 2,544
Reinvestment of distributions	20	228	15	182	57	673
Shares repurchased and cross class conversions	(132)	(1,517)	(462)	(5,496)	(342)	(4,168)
Net Increase / (Decrease)	(103)	$ (1,189)	(365)	$ (4,341)	(82)	$ (951)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix High Grade Municipal Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,046	$ 12,177	945	$ 11,233	2,707	$ 32,497
Reinvestment of distributions	159	1,841	110	1,304	355	4,179
Shares repurchased and cross class conversions	(3,952)	(45,673)	(1,451)	(17,194)	(4,399)	(52,781)
Net Increase / (Decrease)	(2,747)	$ (31,655)	(396)	$ (4,657)	(1,337)	$ (16,105)

	Seix High Income Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,984	$ 12,703	1,524	$ 9,892	9,702	$ 61,422
Reinvestment of distributions	160	1,019	258	1,678	444	2,825
Shares repurchased and cross class conversions	(4,271)	(27,325)	(7,013)	(45,526)	(7,716)	(48,627)
Net Increase / (Decrease)	(2,127)	$ (13,603)	(5,231)	$ (33,956)	2,430	$ 15,620
Class I
Shares sold and cross class conversions	11,602	$ 74,417	17,529	$ 113,774	36,932	$ 233,696
Reinvestment of distributions	3,020	19,157	2,947	19,166	4,836	30,650
Shares repurchased and cross class conversions	(30,092)	(190,990)	(31,340)	(203,598)	(63,396)	(399,905)
Net Increase / (Decrease)	(15,470)	$ (97,416)	(10,864)	$ (70,658)	(21,628)	$ (135,559)
Class R
Shares sold and cross class conversions	579	$ 3,738	119	$ 774	422	$ 2,687
Reinvestment of distributions	104	661	83	543	129	822
Shares repurchased and cross class conversions	(671)	(4,255)	(614)	(3,990)	(738)	(4,668)
Net Increase / (Decrease)	12	$ 144	(412)	$ (2,673)	(187)	$ (1,159)
Class R6
Shares sold and cross class conversions	203	$ 1,288	571	$ 3,709	3,829	$ 23,657
Reinvestment of distributions	37	234	29	187	157	997
Shares repurchased and cross class conversions	(317)	(2,007)	(334)	(2,169)	(3,536)	(22,677)
Net Increase / (Decrease)	(77)	$ (485)	266	$ 1,727	450	$ 1,977

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix High Yield Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	396	$ 3,224	407	$ 3,348	584	$ 4,707
Reinvestment of distributions	24	194	20	167	36	285
Shares repurchased and cross class conversions	(624)	(5,063)	(603)	(4,947)	(839)	(6,679)
Net Increase / (Decrease)	(204)	$ (1,645)	(176)	$ (1,432)	(219)	$ (1,687)
Class I
Shares sold and cross class conversions	5,892	$ 48,557	7,644	$ 64,282	26,285	$ 215,421
Reinvestment of distributions	2,153	17,646	1,888	15,904	2,744	22,584
Shares repurchased and cross class conversions	(19,276)	(158,366)	(19,342)	(162,739)	(38,319)	(314,503)
Net Increase / (Decrease)	(11,231)	$ (92,163)	(9,810)	$ (82,553)	(9,290)	$ (76,498)
Class R
Reinvestment of distributions	1	$ 4	1	$ 5	2	$ 14
Shares repurchased and cross class conversions	(8)	(66)	(2)	(17)	(60)	(484)
Net Increase / (Decrease)	(7)	$ (62)	(1)	$ (12)	(58)	$ (470)
Class R6
Shares sold and cross class conversions	—	$ —	263	$ 2,219	5,141	$ 42,159
Reinvestment of distributions	39	324	158	1,329	78	649
Shares repurchased and cross class conversions	(5,261)	(43,509)	(171)	(1,442)	(118)	(971)
Net Increase / (Decrease)	(5,222)	$ (43,185)	250	$ 2,106	5,101	$ 41,837

	Seix Investment Grade Tax-Exempt Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	82	$ 928	50	$ 595	90	$ 1,088
Reinvestment of distributions	22	255	20	239	70	826
Shares repurchased and cross class conversions	(172)	(1,975)	(869)	(10,243)	(451)	(5,429)
Net Increase / (Decrease)	(68)	$ (792)	(799)	$ (9,409)	(291)	$ (3,515)
Class I
Shares sold and cross class conversions	11,752	$ 134,639	5,989	$ 70,386	16,053	$ 191,642
Reinvestment of distributions	901	10,308	764	8,968	2,015	23,781
Shares repurchased and cross class conversions	(25,345)	(288,965)	(11,870)	(139,341)	(24,907)	(295,166)
Net Increase / (Decrease)	(12,692)	$ (144,018)	(5,117)	$ (59,987)	(6,839)	$ (79,743)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix North Carolina Tax-Exempt Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	8	$ 79	7	$ 73	209	$ 2,227
Reinvestment of distributions	2	15	2	17	7	67
Shares repurchased and cross class conversions	(104)	(1,022)	(84)	(848)	(46)	(455)
Net Increase / (Decrease)	(94)	$ (928)	(75)	$ (758)	170	$ 1,839
Class I
Shares sold and cross class conversions	391	$ 3,861	248	$ 2,519	732	$ 7,454
Reinvestment of distributions	26	259	47	478	114	1,156
Shares repurchased and cross class conversions	(925)	(9,093)	(406)	(4,125)	(1,384)	(14,089)
Net Increase / (Decrease)	(508)	$ (4,973)	(111)	$ (1,128)	(538)	$ (5,479)

	Seix Short-Term Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	48	$ 473	9	$ 84	48	$ 481
Reinvestment of distributions	3	28	1	14	1	13
Shares repurchased and cross class conversions	(68)	(668)	(19)	(185)	(28)	(279)
Net Increase / (Decrease)	(17)	$ (167)	(9)	$ (87)	21	$ 215
Class C
Shares sold and cross class conversions	72	$ 705	23	$ 229	9	$ 87
Reinvestment of distributions	1	7	—	3	—	—
Shares repurchased and cross class conversions	(51)	(501)	(28)	(279)	(51)	(509)
Net Increase / (Decrease)	22	$ 211	(5)	$ (47)	(42)	$ (422)
Class I
Shares sold and cross class conversions	111	$ 1,083	808	$ 8,019	1,738	$ 17,312
Reinvestment of distributions	10	100	22	218	37	367
Shares repurchased and cross class conversions	(340)	(3,323)	(5,269)	(52,322)	(1,516)	(15,114)
Net Increase / (Decrease)	(219)	$ (2,140)	(4,439)	$ (44,085)	259	$ 2,565

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Short-Term Municipal Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	89	$ 872	53	$ 528	21	$ 210
Reinvestment of distributions	1	14	1	10	2	18
Shares repurchased and cross class conversions	(126)	(1,241)	(58)	(579)	(578)	(5,742)
Net Increase / (Decrease)	(36)	$ (355)	(4)	$ (41)	(555)	$ (5,514)
Class I
Shares sold and cross class conversions	207	$ 2,047	937	$ 9,338	1,181	$ 11,750
Reinvestment of distributions	23	225	12	116	12	114
Shares repurchased and cross class conversions	(1,468)	(14,512)	(481)	(4,787)	(1,728)	(17,210)
Net Increase / (Decrease)	(1,238)	$ (12,240)	468	$ 4,667	(535)	$ (5,346)

	Seix Total Return Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	242	$ 2,529	256	$ 2,775	489	$ 5,404
Reinvestment of distributions	16	166	22	235	80	869
Shares repurchased and cross class conversions	(467)	(4,899)	(1,583)	(17,214)	(972)	(10,769)
Net Increase / (Decrease)	(209)	$ (2,204)	(1,305)	$ (14,204)	(403)	$ (4,496)
Class I
Shares sold and cross class conversions	4,792	$ 48,667	9,963	$ 104,413	23,029	$ 245,458
Reinvestment of distributions	1,020	10,330	1,113	11,666	2,937	30,888
Shares repurchased and cross class conversions	(38,154)	(386,879)	(21,632)	(226,876)	(41,093)	(438,060)
Net Increase / (Decrease)	(32,342)	$ (327,882)	(10,556)	$ (110,797)	(15,127)	$ (161,714)
Class R
Shares sold and cross class conversions	391	$ 3,961	297	$ 3,111	683	$ 7,286
Reinvestment of distributions	47	473	40	423	136	1,422
Shares repurchased and cross class conversions	(808)	(8,183)	(1,065)	(11,149)	(1,749)	(18,551)
Net Increase / (Decrease)	(370)	$ (3,749)	(728)	$ (7,615)	(930)	$ (9,843)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Total Return Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	533	$ 5,399	5,870	$ 61,786	5,600	$ 59,720
Reinvestment of distributions	259	2,621	180	1,889	318	3,323
Shares repurchased and cross class conversions	(7,775)	(77,437)	(1,820)	(19,125)	(1,484)	(15,706)
Net Increase / (Decrease)	(6,983)	$ (69,417)	4,230	$ 44,550	4,434	$ 47,337

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	580	$ 5,801	—	$ —	—	$ —
Reinvestment of distributions	1	5	—	—	—	—
Shares repurchased and cross class conversions	(31)	(309)	—	—	—	—
Net Increase / (Decrease)	550	$ 5,497	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	49,452	$ 494,558	35,471	$ 355,547	50,879	$ 510,268
Reinvestment of distributions	2,251	22,508	1,196	11,988	1,293	12,962
Shares repurchased and cross class conversions	(62,425)	(624,267)	(38,900)	(389,928)	(71,148)	(713,432)
Net Increase / (Decrease)	(10,722)	$ (107,201)	(2,233)	$ (22,393)	(18,976)	$ (190,202)
Class R6
Shares sold and cross class conversions	2,685	$ 26,895	5,174	$ 51,935	4,059	$ 40,750
Reinvestment of distributions	58	582	51	512	7	71
Shares repurchased and cross class conversions	(3,745)	(37,512)	(4,182)	(41,965)	(814)	(8,168)
Net Increase / (Decrease)	(1,002)	$ (10,035)	1,043	$ 10,482	3,252	$ 32,653

	Seix U.S. Mortgage Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	139	$ 1,500	14	$ 156	111	$ 1,252
Reinvestment of distributions	6	64	4	43	11	121
Shares repurchased and cross class conversions	(33)	(359)	(111)	(1,235)	(378)	(4,187)
Net Increase / (Decrease)	112	$ 1,205	(93)	$ (1,036)	(256)	$ (2,814)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix U.S. Mortgage Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	5	$ 52	2	$ 27	6	$ 63
Reinvestment of distributions	5	53	4	38	5	55
Shares repurchased and cross class conversions	(54)	(576)	(58)	(642)	(107)	(1,205)
Net Increase / (Decrease)	(44)	$ (471)	(52)	$ (577)	(96)	$ (1,087)
Class I
Shares sold and cross class conversions	376	$ 4,078	379	$ 4,236	309	$ 3,480
Reinvestment of distributions	42	451	27	300	40	449
Shares repurchased and cross class conversions	(509)	(5,507)	(283)	(3,162)	(975)	(10,975)
Net Increase / (Decrease)	(91)	$ (978)	123	$ 1,374	(626)	$ (7,046)

	Seix Ultra-Short Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	554	$ 5,513	—	$ —	—	$ —
Reinvestment of distributions	1	6	—	—	—	—
Shares repurchased and cross class conversions	(384)	(3,814)	—	—	—	—
Net Increase / (Decrease)	171	$ 1,705	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	4,360	$ 43,406	1,464	$ 14,594	8,013	$ 79,739
Reinvestment of distributions	105	1,047	64	638	97	966
Shares repurchased and cross class conversions	(4,381)	(43,628)	(4,327)	(43,118)	(9,911)	(98,619)
Net Increase / (Decrease)	84	$ 825	(2,799)	$ (27,886)	(1,801)	$ (17,914)

	Seix Virginia Intermediate Municipal Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	13	$ 131	30	$ 284	39	$ 383
Reinvestment of distributions	10	89	11	104	19	187
Shares repurchased and cross class conversions	(79)	(738)	(68)	(653)	(112)	(1,102)
Net Increase / (Decrease)	(56)	$ (518)	(27)	$ (265)	(54)	$ (532)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Virginia Intermediate Municipal Bond Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	477	$ 4,476	532	$ 5,124	1,488	$ 14,610
Reinvestment of distributions	33	303	37	357	106	1,024
Shares repurchased and cross class conversions	(2,241)	(20,829)	(1,434)	(13,817)	(3,206)	(31,087)
Net Increase / (Decrease)	(1,731)	$ (16,050)	(865)	$ (8,336)	(1,612)	$ (15,453)
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
Note 7. 10% Shareholders
As of December 31, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Seix Core Bond Fund	63%	2
Seix Corporate Bond Fund	74	2
Seix Floating Rate High Income Fund	33	1
Seix Georgia Tax-Exempt Bond Fund	73	2
Seix High Grade Municipal Bond Fund	45	2
Seix High Income Fund	54	1
Seix High Yield Fund	67	2
Seix Investment Grade Tax-Exempt Bond Fund	56	3
Seix North Carolina Tax-Exempt Bond Fund	66	2
Seix Short-Term Bond Fund	39	2
Seix Short-Term Municipal Bond Fund	86	3
Seix Total Return Bond Fund	39	1
Seix U.S. Government Securities Ultra-Short Bond Fund	54	1
Seix U.S. Mortgage Fund	63	2
Seix Ultra-Short Bond Fund	46	2
Seix Virginia Intermediate Municipal Bond Fund	70	3
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2018, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the LOC was reserved for the Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate Fund”). On March 15, 2018, the Trust, on behalf of Seix Floating Rate Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. Each Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. Each Credit Agreement has a term of 364 days and has been renewed for a period up to March 14, 2019. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix North Carolina Tax-Exempt Bond Fund	$— (1)	$750	3.63%	2
(1) Amount is less than $500.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 140,901	$2,206	$ (1,103)	$ 1,103
Seix Corporate Bond Fund	40,978	288	(886)	(598)
Seix Floating Rate High Income Fund	5,419,455	272	(336,660)	(336,388)
Seix Georgia Tax-Exempt Bond Fund	73,356	1,342	(280)	1,062
Seix High Grade Municipal Bond Fund	48,101	829	(14)	815
Seix High Income Fund	316,453	904	(29,422)	(28,518)
Seix High Yield Fund	295,570	534	(20,991)	(20,457)
Seix Investment Grade Tax-Exempt Bond Fund	320,549	3,234	(775)	2,459
Seix North Carolina Tax-Exempt Bond Fund	15,618	78	(211)	(133)
Seix Short-Term Bond Fund	9,057	15	(32)	(17)
Seix Short-Term Municipal Bond Fund	21,024	59	(78)	(19)
Seix Total Return Bond Fund	432,904	6,174	(3,626)	2,548
Seix U.S. Government Securities Ultra-Short Bond Fund	1,258,125	4,408	(1,992)	2,416
Seix U.S. Mortgage Fund	23,928	158	(171)	(13)
Seix Ultra-Short Bond Fund	61,724	53	(218)	(165)
Seix Virginia Intermediate Municipal Bond Fund	22,736	634	(24)	610

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short - Term	Long-Term	Short - Term	Long-Term
Seix Core Bond Fund	$ 4,621	$ 772	$ 4,621	$ 772
Seix Corporate Bond Fund	729	121	729	121
Seix Floating Rate High Income Fund	52,167	225,890	52,167	225,890
Seix High Grade Municipal Bond Fund	315	—	315	—
Seix High Income Fund	18,837	58,878	18,837	58,878
Seix High Yield Fund	17,071	39,422	17,071	39,422
Seix Investment Grade Tax-Exempt Bond Fund	2,415	—	2,415	—
Seix Short-Term Bond Fund	211	23	211	23
Seix Short-Term Municipal Bond Fund	48	10	48	10
Seix Total Return Bond Fund	24,374	1,937	24,374	1,937
Seix U.S. Government Securities Ultra-Short Bond Fund	5,382	41	5,382	41
Seix U.S. Mortgage Fund	226	128	226	128
Seix Ultra-Short Bond Fund	51	16	51	16
Seix Virginia Intermediate Municipal Bond Fund	45	—	45	—
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryforwards.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
For the period ended December 31, 2018, the following Funds utilized losses deferred in prior years against current year capital gains:
Fund
Seix Floating Rate High Income Fund	$ 679
Seix High Income Fund	3,059
Seix High Yield Fund	3,679
The Seix U.S. Government Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund had $8,408, and $451, respectively, of capital loss carryovers which expired during the fiscal year.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2018, the Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Seix Core Bond Fund	$ —	$ —	$ 1,291	$ (9)
Seix Corporate Bond Fund	—	—	7	—
Seix Floating Rate High Income Fund	—	—	27,078	(25,499)
Seix Georgia Tax-Exempt Bond Fund	—	—	80	—
Seix High Grade Municipal Bond Fund	—	—	133	—
Seix High Income Fund	—	—	784	—
Seix High Yield Fund	—	—	748	—
Seix Investment Grade Tax-Exempt Bond Fund	—	—	417	—
Seix Short-Term Bond Fund	—	—	34	(26)
Seix Total Return Bond Fund	—	(398)	5,287	(339)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Seix U.S. Government Securities Ultra-Short Bond Fund	$—	$ —	$ 39	$ —
Seix U.S. Mortgage Fund	—	—	77	—
Seix Ultra-Short Bond Fund	—	—	61	—
Seix Virginia Intermediate Municipal Bond Fund	—	—	62	—
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Seix Corporate Bond Fund	$ 112	$ —	$ —
Seix Floating Rate High Income Fund	5,630	—	—
Seix Georgia Tax-Exempt Bond Fund	—	—	194
Seix High Income Fund	52	—	—
Seix High Yield Fund	— (1)	—	—
Seix Investment Grade Tax-Exempt Bond Fund	—	—	3
Seix North Carolina Tax-Exempt Bond Fund	—	65	—
Seix Total Return Bond Fund	248	—	—
Seix Ultra-Short Bond Fund	9	—	—
Seix Virginia Intermediate Municipal Bond Fund	—	—	16
(1)	Amount is less than $500.
For the fiscal year ended December 31, 2018, the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Bond Fund distributed $2,190, $2,053, $10,945, $448, $276, and $849 of exempt interest dividends, respectively.
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended December 31, 2018, December 31, 2017 and March 31, 2017 were as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Seix Core Bond Fund
12/31/18	$ 3,964	$ —	$ —	$ 189	$ 4,153
12/31/17	2,693	—	—	598	3,291
3/31/17	7,693	1,389	—	—	9,082
Seix Corporate Bond Fund
12/31/18	691	5	—	—	696
12/31/17	362	238	—	—	600
3/31/17	594	76	—	—	670
Seix Floating Rate High Income Fund
12/31/18	310,662	—	—	—	310,662
12/31/17	199,059	—	—	—	199,059
3/31/17	223,778	—	—	—	223,778
Seix Georgia Tax-Exempt Bond Fund
12/31/18	—	847	2,190	—	3,037
12/31/17	— (1)	486	1,954	—	2,440
3/31/17	73	1,344	2,882	—	4,299

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Seix High Grade Municipal Bond Fund
12/31/18	$ 18	$ 380	$ 2,053	$ —	$ 2,451
12/31/17	5	91	1,623	—	1,719
3/31/17	2,783	827	2,237	—	5,847
Seix High Income Fund
12/31/18	21,626	—	—	—	21,626
12/31/17	21,882	—	—	187	22,069
3/31/17	36,270	—	—	—	36,270
Seix High Yield Fund
12/31/18	20,003	—	—	—	20,003
12/31/17	18,643	—	—	1,286	19,929
3/31/17	31,050	—	—	—	31,050
Seix Investment Grade Tax-Exempt Bond Fund
12/31/18	— (1)	2,554	10,946	—	13,500
12/31/17	—	218	10,179	—	10,397
3/31/17	10,668	2,775	14,256	—	27,699
Seix North Carolina Tax-Exempt Bond Fund
12/31/18	— (1)	146	448	—	594
12/31/17	— (1)	170	386	—	556
3/31/17	17	640	644	—	1,301
Seix Short-Term Bond Fund
12/31/18	145	—	—	8	153
12/31/17	248	—	—	24	272
3/31/17	432	—	—	—	432
Seix Short-Term Municipal Bond Fund
12/31/18	2	2	276	—	280
12/31/17	20	—	213	—	233
3/31/17	41	—	244	—	285
Seix Total Return Bond Fund
12/31/18	13,932	—	—	—	13,932
12/31/17	9,498	—	—	4,924	14,422
3/31/17	31,312	5,767	—	—	37,079
Seix U.S. Government Securities Ultra-Short Bond Fund
12/31/18	25,180	—	—	1,478	26,658
12/31/17	12,460	—	—	1,839	14,299
3/31/17	14,626	—	—	—	14,626
Seix U.S. Mortgage Fund
12/31/18	467	—	—	116	583
12/31/17	245	—	—	143	388
3/31/17	532	102	—	—	634
Seix Ultra-Short Bond Fund
12/31/18	1,205	—	—	—	1,205
12/31/17	740	—	—	—	740
3/31/17	1,126	—	—	—	1,126
Seix Virginia Intermediate Municipal Bond Fund
12/31/18	—	268	849	—	1,117
12/31/17	—	559	838	—	1,397
3/31/17	631	1,148	1,538	—	3,317
(1)	Amount is less than $500.
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAVs of the Funds. As of December 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Capital Paid in on Shares of Beneficial Interest	Total Distributable Earnings (Loss)
Seix Georgia Tax-Exempt Bond Fund	$ — (1)	$ —(1)
Seix High Grade Municipal Bond Fund	(2)	2
Seix Short-Term Municipal Bond Fund	— (1)	— (1)
Seix U.S. Government Securities Ultra-Short Bond Fund	(8,408)	8,408
Seix Ultra-Short Bond Fund	(451)	451
(1)	Amount is less than $500.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. On January 10, 2019, the Funds had the following large class conversions:
	Seix Corporate Bond Fund		Seix Floating Rate High Income Fund
(reported in thousands)	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Conversion from Class C shares	591	$ 4,829	136	$ 1,157
Class C
Conversion to Class A shares	(594)	(4,829)	(136)	(1,157)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Seix Short-Term Bond Fund		Seix U.S. Mortgage Fund
(reported in thousands)	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Conversion from Class C shares	46	$ 449	220	$ 2,392
Class C
Conversion to Class A shares	(46)	(449)	(220)	(2,392)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Ultra-Short Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Ultra-Short Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund (sixteen of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for the year ended December 31, 2018, the period April 1, 2017 through December 31, 2017 and the year ended March 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended December 31, 2018, the period April 1, 2017 through December 31, 2017 and the year ended March 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2018
For the fiscal year ended December 31, 2018, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	DRD	LTCG
Seix Georgia Tax-Exempt Bond Fund	— %	$ 659
Seix North Carolina Tax-Exempt Bond Fund	—	211
For federal income tax purposes, 100% of the income dividends paid by the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Bond Fund, qualify as exempt-interest dividends.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Fund Advisers, LLC (“VFA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among VFA and Seix Investment Advisors LLC (the “Subadviser”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VFA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VFA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds they manage. The Board noted the affiliation of the Subadviser with VFA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VFA and the Subadviser; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VFA under the Advisory Agreement; (5) any “fall-out” benefits to VFA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VFA, the Subadviser or their affiliates from VFA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VFA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VFA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VFA’s senior management personnel, during which among other items, VFA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VFA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA, the Board considered VFA’s process for supervising and managing the Funds’ subadviser(s), including (a) VFA’s ability to select and monitor subadvisers; (b) VFA’s ability to provide the services necessary to monitor the subadviser’s(s’) compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VFA’s ability and willingness to identify instances in which the subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VFA’s management and other personnel; (b) the financial condition of VFA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VFA’s own regulatory and legal compliance policies, procedures and systems;

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
(d) the nature, extent and quality of administrative, transfer agency and other services provided by VFA and its affiliates to the Funds; (e) VFA’s supervision of the Funds’ other service providers; and (f) VFA’s risk management processes. It was noted that affiliates of VFA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VFA’s management and the quality of the performance of VFA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VFA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VFA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VFA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VFA’s focus on the Subadviser’s performance and noted VFA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus Seix Core Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period.
Virtus Seix Corporate Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 10-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 5-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus Seix Floating Rate High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix Georgia Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix High Grade Municipal Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period and outperformed the median of its Performance Universe and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Seix High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10-year periods and outperformed its benchmark for the 1-year period.
Virtus Seix High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 3-, 5- and 10-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period.
Virtus Seix North Carolina Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix Short-Term Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
Virtus Seix Short-Term Municipal Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period.
Virtus Seix Total Return Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Seix U.S. Mortgage Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix Ultra-Short Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus Seix Virginia Intermediate Municipal Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VFA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VFA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus Seix Core Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Seix Corporate Bond Fund. The Board considered that the Fund’s gross management fee was equal to the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix Floating Rate High Income Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Seix Georgia Tax-Exempt Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix High Grade Municipal Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix High Income Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix High Yield Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix North Carolina Tax-Exempt Bond Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.
Virtus Seix Short-Term Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus Seix Short-Term Municipal Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix Total Return Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix U.S. Mortgage Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix Ultra-Short Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Seix Virginia Intermediate Municipal Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VFA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VFA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VFA affiliate. In addition to the fees paid to VFA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VFA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VFA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VFA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VFA out of the fees that VFA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VFA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VFA, such profitability might be directly or indirectly shared by VFA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VFA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VFA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX CORPORATE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH INCOME FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND, VIRTUS SEIX SHORT-TERM BOND FUND, VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND, VIRTUS SEIX U.S. MORTGAGE FUND, VIRTUS SEIX ULTRA-SHORT BOND FUND, AND VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VFA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VFA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VFA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VFA, there are no other direct benefits to the Subadviser or VFA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 70 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 74 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 70 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (since 2012), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 70 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 70 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 70 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 78 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (58 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 74 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (58 portfolios).
Oates, James M. YOB: 1946 Served Since: 2005 74 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (58 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 2005 70 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (58 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 75 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (1 portfolio); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (58 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President (since 2017) and Vice President (2008 to 2017), Product Development, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Asset Trust and Virtus Retirement Trust; Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Equity Trust and Virtus Opportunities Trust; Senior Vice President (since 2017) and Vice President (2010 to 2017), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Global Multi-Sector Income Fund and Duff & Phelps Select Energy MLP Fund Inc.; and Senior Vice President (since 2017) and Vice President (2013 to 2017), Virtus Alternative Solutions Trust.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

Virtus Seix Georgia Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund
and Seix Virginia Intermediate Municipal bond Fund,
each a series of Virtus Asset Trust
Supplement dated August 17, 2018 to the Prospectuses dated July 23, 2018 as supplemented
Important Notice to Investors
Effective August 17, 2018, Christopher Carter, CFA, formerly of Seix Investment Advisors LLC (“Seix”), is no longer a portfolio manager for Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund (the “Funds”). In addition, Ronald Schwartz, CFA is hereby added as Portfolio Manager of the Funds. The resulting disclosure changes to the Funds’ prospectuses are described below.
The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus is hereby replaced in its entirety with the following:
> Ronald Schwartz, CFA, Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since August 2018.
>  Dusty Self, Managing Director and Portfolio Manager of Seix, has co-managed the fund since June 2018.
In the section “Portfolio Management” on pages 172 and 173 of the statutory prospectus, the table under the subheading “Seix” is hereby amended for the Funds with the following:
Virtus Seix Georgia Tax-Exempt Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)
Virtus Seix North Carolina Tax-Exempt Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)
Virtus Seix Virginia Intermediate Municipal Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)
The narrative under the referenced table with respect to the portfolio managers of the Funds is hereby amended by removing the biographical information for Mr. Carter.
All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.
Investors should retain this supplement with the
Prospectuses for future reference.
VAT 8622 PM Changes (8/2018)

Virtus Seix High Grade Municipal Bond Fund
and Virtus Seix Investment Grade Tax-Exempt Bond Fund,
each a series of Virtus Asset Trust
Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018, and the Virtus Asset Trust Statutory Prospectus,
dated July 23, 2018, each as supplemented
Important Notice to Investors
Effective December 1, 2018, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.
Virtus Seix High Grade Municipal Bond Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class T
Management Fees	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%	None	0.25%
Other Expenses	0.30% (a)	0.35% (a)	0.30% (b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	0.97%	0.87%	1.07%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.20)%	(0.25)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.77%	0.62%	0.92%

(a)	Restated to reflect current fees and expenses.
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in conneection with any merger or reorganization, unusual or infrequently occuring expenses (such as litigation), acquired fund fees and expenses, and divided expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.90% for Class T Shares, through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$351	$556	$778	$1,414
Class I	Sold or Held	$63	$253	$458	$1,049
Class T	Sold or Held	$342	$567	$811	$1,510

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your invetment)	Class A	Class I	Class T
Management Fees	50%	50%	50%
Distribution and Shareholder Servicing (12b-1) Fees	25%	None	25%
Other Expenses	0.26% (a)	0.31% (a)	0.26% (b)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.02%	0.82%	1.02%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.26)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.76%	0.61%	0.81%

(a)	Restated to reflect current fees and expenses.
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in conneection with any merger or reorganization, unusual or infrequently occuring expenses (such as litigation), acquired fund fees and expenses, and divided expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.90% for Class T Shares, through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$350	$566	$798	$1,466
Class I	Sold or Held	$62	$241	$434	$994
Class T	Sold or Held	$331	$546	$779	$1,448
Both Funds
In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to each fund will be replaced with the following:
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares	Through Dates
Virtus Seix High Grade Municipal Bond Fund	0.75%	N/A	0.60%	N/A	N/A	0.90%	April 30, 2020
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.75%	N/A	0.60%	N/A	N/A	0.80%	April 30, 2020
Investors should retain this supplement with the Prospectuses for future reference.
VAT 8622/SeixHGMB& SeixIGTEB NewExpCaps (11/18)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8636	02-19

ANNUAL REPORT
VIRTUS ASSET TRUST

December 31, 2018
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund*
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund*
Virtus WCM International Equity Fund
Virtus Zevenbergen Innovative Growth Stock Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		4
Fund	Fund Summary	Schedule of Investments
Virtus Ceredex Large-Cap Value Equity Fund (“Ceredex Large-Cap Value Equity Fund”)	6	21
Virtus Ceredex Mid-Cap Value Equity Fund (“Ceredex Mid-Cap Value Equity Fund”)	8	22
Virtus Ceredex Small-Cap Value Equity Fund (“Ceredex Small-Cap Value Equity Fund”)	10	23
Virtus Silvant Large-Cap Growth Stock Fund (“Silvant Large-Cap Growth Stock Fund”)	12	24
Virtus Silvant Small-Cap Growth Stock Fund (“Silvant Small-Cap Growth Stock Fund”)	14	25
Virtus WCM International Equity Fund (“WCM International Equity Fund”)	16	27
Virtus Zevenbergen Innovative Growth Stock Fund (“Zevenbergen Innovative Growth Stock Fund”)	18	28
Statements of Assets and Liabilities		29
Statements of Operations		33
Statements of Changes in Net Assets		37
Financial Highlights		41
Notes to Financial Statements		46
Report of Independent Registered Public Accounting Firm		61
Tax Information Notice		62
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		63
Fund Management Tables		67
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended December 31, 2018.
U.S. economic growth and strong corporate earnings were consistent themes for much of 2018, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears ushered in the return of volatility after being conspicuously absent for more than a year. At the same time, the persistent strength of the economy moved the Federal Reserve to hike interest rates four times during 2018, ending at 2.50% as of December 20, the highest level in more than a decade. Volatility spiked dramatically in December amid investor fears of rising interest rates and a potential global growth slowdown.
Despite a positive start to 2018, world equity markets turned negative in the last few months of the year, giving back their gains from the previous nine months. For the 12 months ended December 31, 2018, U.S. large-cap stocks, as measured by the S& P 500® Index, declined 4.38%, while small-cap stocks lost 11.01%, as measured by the Russell 2000® Index. Internationally, developed markets were down 13.79%, as measured by the MSCI EAFE® Index (net), while emerging markets declined 14.58%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury steadily climbed, to reach 2.69% at December 31, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was flat, with a return of 0.01% for the 12 months. Non-investment grade bonds slipped into negative territory and declined 2.08%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
February 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended December 31, 2018.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 918.90	1.24%	$ 6.00
	Class C	1,000.00	916.10	1.72	8.31
	Class I	1,000.00	920.00	0.97	4.69
	Class R6	1,000.00	920.50	0.72	3.49
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	894.50	1.38	6.59
	Class C	1,000.00	892.40	1.79	8.54
	Class I	1,000.00	895.90	1.00	4.78
	Class R6	1,000.00	897.00	0.79	3.78
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	839.60	1.45	6.72
	Class C	1,000.00	837.00	1.90	8.80
	Class I	1,000.00	840.10	1.17	5.43
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	909.60	1.23	5.92
	Class C	1,000.00	908.40	1.90	9.14
	Class I	1,000.00	909.70	0.97	4.67
	Class R6	1,000.00	910.50	0.90	4.33
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	859.10	1.40	6.56
	Class C	1,000.00	855.90	2.06	9.64
	Class I	1,000.00	858.70	1.28	6.00
WCM International Equity Fund
	Class A	1,000.00	901.20	1.42	6.80
	Class I	1,000.00	901.90	1.20	5.75
	Class R6	1,000.00	902.80	1.10	5.28
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	891.70	1.50	7.15
	Class I	1,000.00	892.70	1.30	6.20

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2018 TO December 31, 2018
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value July 1, 2018	Ending Account value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.95	1.24%	$ 6.31
	Class C	1,000.00	1,016.53	1.72	8.74
	Class I	1,000.00	1,020.32	0.97	4.94
	Class R6	1,000.00	1,021.58	0.72	3.67
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,018.25	1.38	7.02
	Class C	1,000.00	1,016.18	1.79	9.10
	Class I	1,000.00	1,020.16	1.00	5.09
	Class R6	1,000.00	1,021.22	0.79	4.02
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.90	1.45	7.38
	Class C	1,000.00	1,015.63	1.90	9.65
	Class I	1,000.00	1,019.31	1.17	5.96
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,019.00	1.23	6.26
	Class C	1,000.00	1,015.63	1.90	9.65
	Class I	1,000.00	1,020.32	0.97	4.94
	Class R6	1,000.00	1,020.67	0.90	4.58
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,018.15	1.40	7.12
	Class C	1,000.00	1,014.82	2.06	10.46
	Class I	1,000.00	1,018.75	1.28	6.51
WCM International Equity Fund
	Class A	1,000.00	1,018.05	1.42	7.22
	Class I	1,000.00	1,019.16	1.20	6.11
	Class R6	1,000.00	1,019.66	1.10	5.60
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,017.64	1.50	7.63
	Class I	1,000.00	1,018.85	1.30	6.61

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2018
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Brexit
A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European union.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Gross Domestic Product (GDP)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI All Country World ex USA Index
The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (REIT)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000®Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
4

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) December 31, 2018
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 3000® Growth Index
The Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Midcap Value Index
The Russell Midcap Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Ticker Symbols:
Class A: SVIIX
Class C: SVIFX
Class I: STVTX
Class R6: STVZX
Ceredex Large-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -10.63%, Class C shares at NAV returned -11.09%, Class I shares at NAV returned -10.39%, and Class R6 Shares at NAV returned -10.22%. For the same period, the Russell 1000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned -8.27%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The 12-month fiscal period was a volatile environment for the U.S. stock market. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index posting a loss of 8.3% versus the Russell 2000® Value Index, which lost 12.9%. As in 2017, growth stocks outpaced value stocks, with the Russell 1000® Growth Index down 1.5% versus a loss of 9.3% for the Russell 2000® Growth Index during the period.
Only a few economic sectors were positive in 2018. Utilities and health care were the best performing areas for the Russell 1000® Value Index. The sectors that detracted the most were industrials and energy.
During the period, a myriad of macro-related items adversely impacted investor sentiment toward equities. A few of the items investors had to digest were a U.S/China trade war, Brexit uncertainty, Federal Reserve (Fed) interest rate hike drama, and dislocation caused by the dysfunction of the U.S. government. With all of these items weighing on the market, equities finished 2018 in negative territory.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 1000® Value Index for the 12 months ended December 31, 2018. At the sector level, an overweight position in information technology and an underweight position in consumer discretionary contributed positively to results. Overweight positions in industrials and materials, however, detracted from investment results.
Stock selection in the industrials, information technology, and real estate sectors was positive for relative performance. However, it was offset by negative stock selection in the health care, financials, and energy sectors.
For the reporting period, the securities that made the largest positive contribution to results were Abbott Laboratories and Verizon Communications.
•	Abbott performed well due to multiple new products, which accelerated growth in the high end of the medical technology sector. This led to an expansion of the company’s price-earnings multiple during the period.
•	Verizon outperformed after data showed that wireless revenue growth was improving. The company also benefited from the market’s belief that the pending Sprint/T-Mobile merger presents further upside potential.
The largest detractors from results were Perrigo and Schlumberger NV.
•	Perrigo underperformed after the company was levied a significant tax liability for an acquisition of a competitor, which had been designed to minimize taxes through a tax inversion.
•	Schlumberger declined after lower oil prices raised concerns that exploration & production capital expenditures would be lower than previously expected, resulting in a delayed recovery for oilfield service companies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Industrials	19%
Financials	18
Health Care	16
Information Technology	10
Energy	9
Materials	8
Consumer Staples	7
Other	13
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Ceredex Large-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-10.63%	4.66%	10.87%	—%	—
Class A Shares at POP[3,4]	-15.77	3.43	10.22	—	—
Class C Shares at NAV and with CDSC[2,4]	-11.09	4.17	10.25	—	—
Class I Shares at NAV[2]	-10.39	4.96	11.19	—	—
Class R6 Shares at NAV[2]	-10.22	—	—	4.90	8/1/14
Russell 1000® Value Index	-8.27	5.95	11.18	5.33 [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.28%, Net 1.24%; C Shares: Gross 1.93%, Net 1.72%; I Shares: Gross 1.02%, Net 0.97%; R6 Shares: Gross 0.83%, Net 0.72%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Ticker Symbols:
Class A: SAMVX
Class C: SMVFX
Class I: SMVTX
Class R6: SMVZX
Ceredex Mid-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -8.08%, Class C shares at NAV returned -8.53%, Class I shares at NAV returned -7.83%, and Class R6 Shares at NAV returned -7.58%. For the same period, the Russell Midcap® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned -12.29%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The 12-month fiscal period was a volatile environment for the U.S. stock market. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index posting a loss of 8.3% versus the Russell 2000® Value Index, which lost 12.9%. As in 2017, growth stocks outpaced value stocks, with the Russell 1000® Growth Index down 1.5% versus a loss of 9.3% for the Russell 2000® Growth Index during the period. The Russell Mid Cap Value Index lost 12.3% for the annual period, falling in between the small- and large-cap value indices.
Only a few economic sectors were positive in 2018. Utilities and communication services were the best performing areas for the Russell Mid Cap Value Index. The sectors that detracted the most were consumer discretionary and energy.
During the period, a myriad of macro-related items adversely impacted investor sentiment toward equities. A few of the items investors had to digest were a U.S/China trade war, Brexit uncertainty, Federal Reserve (Fed) interest rate hike drama, and dislocation caused by the dysfunction of the U.S. government. With all of these items weighing on the market, equities finished 2018 in negative territory.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell Mid Cap Value Index for the 12 months ended December 31, 2018. At the sector level, an overweight position in information technology and an underweight position in consumer discretionary contributed positively to results. An underweight position in real estate and an overweight in consumer staples detracted from results.
Stock selection in the information technology, real estate, and consumer staples sectors was positive for performance. However, it was offset by negative stock selection in the health care, industrials, and materials sectors.
For the reporting period, the securities that made the largest positive contribution to results were Andeavor and XL Group Ltd.
•	Andeavor outperformed as the company was acquired by a larger refining peer.
•	XL Group was acquired by a large global insurance conglomerate during the period.
The largest detractors from results were Affiliated Manager Group and Perrigo.
•	Affiliated Manager Group adversely impacted results due to the company’s global exposure. Many of its funds are global or focused on the emerging markets. Affiliated was affected by tense relations around the globe coupled with concerns surrounding outflows from active managers during the period.
•	Perrigo underperformed after the company was levied a significant tax liability for an acquisition of a competitor, which had been designed to minimize taxes through a tax inversion.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Mid-Capitalization Stocks: Mid-capitalization stocks typically carry additional risks since mid-cap companies generally have a higher risk of failure.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Financials	20%
Industrials	14
Information Technology	11
Health Care	11
Real Estate	10
Utilities	9
Energy	8
Other	17
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Ceredex Mid-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-8.08%	4.92%	13.29%	—%	—
Class A Shares at POP[3,4]	-13.36	3.68	12.62	—	—
Class C Shares at NAV and with CDSC[2,4]	-8.53	4.48	12.72	—	—
Class I Shares at NAV[2]	-7.83	5.23	13.62	—	—
Class R6 Shares at NAV[2]	-7.58	—	—	5.19	8/1/14
Russell Midcap® Value Index	-12.29	5.44	13.03	4.42 [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.32%, Net 1.39%; C Shares: Gross 1.98%, Net 1.80%; I Shares: Gross 1.02%, Net 1.02%; R6 Shares: Gross 0.87%, Net 0.80%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Ticker Symbols:
Class A: SASVX
Class C: STCEX
Class I: SCETX
Ceredex Small-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -12.70%, Class C shares at NAV returned -13.07%, and Class I shares at NAV returned -12.42%†. For the same period, the Russell 2000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned -12.86%.
† See footnote 5 on page 11.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
The 12-month fiscal period was a volatile environment for the U.S. stock market. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index posting a loss of 8.3% versus the Russell 2000® Value Index, which lost 12.9%. As in 2017, growth stocks outpaced value stocks, with the Russell 1000® Growth Index down 1.5% versus a loss of 9.3% for the Russell 2000® Growth Index during the period. The Russell 2000® Value Index trailed its peer midcap and large-cap value indices.
Most economic sectors were negative for the Russell 2000® Value Index in 2018. Utilities and communication services were the best performing areas for the index, while energy and materials were the largest detractors.
During the period, a myriad of macro-related items adversely impacted investor sentiment toward equities. A few of the items investors had to digest were a U.S/China trade war, Brexit uncertainty, Federal Reserve (Fed) interest rate hike drama, and dislocation caused by the dysfunction of the U.S. government. With all of these items weighing on the market, equities finished 2018 in negative territory.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Value Index for the 12-month period ended December 31, 2018. During this period, the Fund’s underweight position in the energy sector contributed positively to results. However, the Fund had an underweight position in utilities that detracted from investment results.
For the 12 months, the Fund posted positive stock selection in the information technology, health care, and consumer staples sectors. Negative stock selection was exhibited in the industrials, materials, and communication services sectors.
For the reporting period, the securities that made the largest positive contributions to results were Education Realty Trust and Kemper Corporation.
•	Education Realty Trust outperformed during the 12 months as it was taken private by Greystar Real Estate Partners.
•	Kemper benefitted as auto results continued to improve for the non-standard focused carrier. The mid-year close of the Infinity acquisition also had a positive impact.
The largest detractors from results were Lithia Motors and U.S. Silica Holdings.
•	Lithia Motors adversely impacted Fund results as cyclical headwinds for the auto dealer industry affected sentiment for the security.
•	U.S. Silica underperformed after the company was levied a significant tax liability for an acquisition of a competitor, which had been designed to minimize taxes through a tax inversion.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Small-Capitalization Stocks: Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Industrials	29%
Financials	14
Real Estate	11
Consumer Staples	10
Information Technology	9
Consumer Discretionary	7
Communication Services	7
Other	13
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Ceredex Small-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	-12.70%	3.39%	11.97%
Class A Shares at POP[3,4]	-17.72	2.18	11.31
Class C Shares at NAV and with CDSC[2,4]	-13.07	2.99	11.40
Class I Shares at NAV[2]	-12.42 [5]	3.70	12.30
Russell 2000® Value Index	-12.86	3.61	10.40
Fund Expense Ratios[6]: A Shares: Gross 1.45%, Net 1.45%; C Shares: Gross 2.12%, Net 1.90%; I Shares: Gross 1.18%, Net 1.18%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Ticker Symbols:
Class A: STCIX
Class C: STCFX
Class I: STCAX
Class R6: STCZX
Silvant Large-Cap Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Silvant Capital Management LLC
The Fund is diversified and has an investment objective of seeking to provide capital appreciation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -0.83%, Class C shares at NAV returned -1.44%, Class I shares at NAV returned -0.75%, and Class R6 Shares at NAV returned -0.73%. For the same period, the Russell 1000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned -1.51%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
In each of the last nine years, domestic equity markets produced positive returns. In 2018, however, the market experienced tremendous volatility and finished the year down 4.38%, as measured by the S&P 500® Index. The negative price action of the market was interesting, as the S&P® 500 Index’s earnings were expected to grow by 25% for the year. Stocks typically do not decline in value while earnings are growing. However, uncertainty about U.S. trade policies, the global economic slowdown in China and the European Union, and the Federal Reserve’s (the Fed’s) continuation of monetary tightening added risk to the market, creating angst among investors.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark Russell 1000® Growth Index for the 12 months ended
December 31, 2018. The majority of the relative outperformance was due to positive stock selection within the communication services, information technology, and consumer staples sectors. However, stock selection within the financials and industrials sectors hampered results. The Fund’s financial and industrial stocks lost 19.5% and 14.2%, respectively, for the 12-month period. In contrast, the Fund’s technology, staples, and consumer discretionary stocks all rose in value, returning 6.1%, 4.6%, and 9.8%, respectively.
Specifically, Blue Buffalo Pet Products, a staples company, rose 22% for the year after announcing that it would be acquired at a significant premium. The Fund also held seven technology stocks – Adobe, Visa, Microsoft, Autodesk, Workday, Salesforce.com, and Splunk – that each gained more than 15%. Most of these holdings compete within the software industry, and their reported financial results during the year beat investor expectations for revenue and earnings. While investments in software added value for the Fund’s shareholders, the Fund’s semiconductor investments – Applied Materials, Universal Display, and NVIDIA – lost significant value. As demand for semiconductors slowed, excess inventory caused pricing pressure and ultimately led to earnings below expectations. Additionally, the macroeconomic impact of rising interest rates and softness in housing further hindered the Fund’s holding in those industries.
Lastly, several companies owned in the Fund continued to execute their business plans well while taking market share from the competition, increasing revenue, and beating forecasted expected earnings. These companies operate in four different U.S. macroeconomic sectors. Netflix rose 39.3% (communication services); Amazon rose 28.3% (consumer discretionary); Edwards Lifesciences rose 35.8% (health care); and Costco rose 10.6% (consumer staples).
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Information Technology	35%
Health Care	14
Communication Services	14
Consumer Discretionary	13
Industrials	12
Financials	5
Consumer Staples	4
Other	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
12

Silvant Large-Cap Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-0.83%	7.37%	13.41%	—%	—
Class A Shares at POP[3,4]	-6.53	6.10	12.74	—	—
Class C Shares at NAV and with CDSC[2,4]	-1.44	6.69	12.68	—	—
Class I Shares at NAV[2]	-0.75	7.61	13.70	—	—
Class R6 Shares at NAV[2]	-0.73	—	—	8.00	8/1/14
Russell 1000® Growth Index	-1.51	10.40	15.29	10.76 [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.56%, Net 1.23%; C Shares: Gross 2.03%, Net 1.90%; I Shares: Gross 1.11%, Net 0.97%; R6 Shares: Gross 0.95%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
13

Ticker Symbols:
Class A: SCGIX
Class C: SSCFX
Class I: SSCTX
Silvant Small-Cap Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Silvant Capital Management LLC
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -6.69%, Class C shares at NAV returned -7.57%, and Class I shares at NAV returned -6.64%. For the same period, the Russell 2000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned -9.31%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
In each of the last nine years, domestic equity markets produced positive returns. In 2018, however, the market experienced tremendous volatility and finished the year down 4.38%, as measured by the S&P 500® Index. The negative price action of the market was interesting, as the S&P 500® Index’s earnings were expected to grow by 25% for the year. Stocks typically do not decline in value while earnings are growing. However, uncertainty about U.S. trade policies, the global economic slowdown in China and the European Union, and the Federal Reserve’s (the Fed’s) continuation of monetary tightening added risk to the market, creating angst among investors.
During the bull run in equities, small-capitalization growth stocks experienced negative returns for three calendar years out of the last 10, clearly showing the increased volatility of investing in smaller companies. The Russell 2000® Growth Index, which is the benchmark for small-cap growth stocks, declined 9.31% in 2018.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Growth Index for the 12 months ended December 31, 2018, but still declined in value. The Fund’s relative outperformance was driven approximately equally by stock selection and sector positioning. Positive relative stock selection within the health care, materials, and consumer staples sectors added value. The Fund’s staples and health care stocks rose by 43.91% and 9.54%, respectively, during the year, while its materials stocks declined by 4.77%, losing less than the overall benchmark. The Fund’s biotechnology, hospice, and medical device companies were stellar performers within health care. The worst performing sector of the Russell 2000® Growth Index in 2018 was energy, which declined by 47.2% as oil prices fell below $50 per barrel. The Fund’s energy sector weighting was 0.49% versus a 1.72% weighting in the benchmark. By underweighting energy stocks during the year, the Fund avoided additional losses. The Fund also held more information technology stocks than the benchmark, and those stocks gained in value while the index declined, further contributing to relative performance.
Stocks within the consumer discretionary and financials sectors dampened Fund returns. The Fund’s consumer discretionary stocks declined by 16.6%, while the Russell 2000® Growth Index’s discretionary stocks lost 8.3%, with gaming, restaurants, leisure, and streaming media stocks performing poorly. Within financials, the Fund’s bank holdings underperformed as short-term interest rates rose faster than long-term rates, putting pressure on profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Small-Capitalization Stocks: Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Health Care	30%
Information Technology	22
Industrials	16
Consumer Discretionary	12
Financials	7
Materials	6
Consumer Staples	3
Other (includes short-term investment and securities lending collateral)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
14

Silvant Small-Cap Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	-6.69%	1.52%	11.24%
Class A Shares at POP[3,4]	-12.05	0.32	10.59
Class C Shares at NAV and with CDSC[2,4]	-7.57	0.83	10.50
Class I Shares at NAV[2]	-6.64	1.60	11.42
Russell 2000® Growth Index	-9.31	5.13	13.52
Fund Expense Ratios[5]: A Shares: Gross 1.64%, Net 1.27%; C Shares: Gross 2.40%, Net 1.93%; I Shares: Gross 1.49%, Net 1.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
15

Ticker Symbols:
Class A: SCIIX
Class I: STITX
Class R6: SCIZX
WCM International Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by WCM Investment Management
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned -7.90%, Class I shares at NAV returned -7.69%, and Class R6 Shares at NAV returned -7.63%. For the same period, the MSCI All Country World ex USA Index, the Fund’s style-specific benchmark appropriate for comparison, returned -14.20%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
After being noticeably absent in 2017, market volatility returned with a vengeance in 2018, especially in the fourth quarter. There were several reversals of trends that were observed in 2017. In the MSCI All Country World ex USA Index, large-cap names outperformed small caps, developed economies outperformed emerging markets, and value outperformed growth.
What factors affected the Fund’s performance during its fiscal year?
Despite the market’s volatility, the Fund outperformed its benchmark for the 12 months ended December 31, 2018.
As our bottom-up sector biases were roughly neutral in 2018, stock selection was the dominant driver of outperformance. Bright spots for selection were consumer discretionary (led by Hermès and Ferrari), information technology (led by Shopify), financials (particularly HDFC Bank), health care (led by CSL and Icon), materials (Sika and Hansen), and industrials (mostly Experian). The only notable weak spot for selection was energy (Core Labs). Geographically, the story was similar. Country allocation was neutral, which meant that stock selection drove the Fund’s outperformance.
With respect to sector allocation, the Fund’s cash position was a primary contributor, as were an underweight to financials (the third worst performer in the benchmark), and an overweight to health care (the second best performer in the benchmark). The primary detractors were underweights to utilities (best in the benchmark) and to energy (third best in the benchmark), and overweights to technology (fifth worst in the benchmark) and consumer discretionary (worst in the benchmark).
Looking at sector selection, consumer discretionary was the leading contributor (led by LVMH, Hermès, and Ferrari). Selection in technology (led by Shopify), financials (HDFC Bank and AIA Group), health care (led by CSL), materials (Hansen and Sika), and industrials (mostly Experian) also added. Energy (Core Labs) was the notable weak area for selection.
Regionally, the only contributors, though modest, were a slight underweight to Africa & Middle East (worst region in the benchmark), and a slight overweight to the Americas (tied for best region in the benchmark). That was offset by the Fund’s underweight to Asia/Pacific (best in the benchmark) and our overweight to Europe (second worst in the benchmark).
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
International Investing: International investing involves increased risk and volatility due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Information Technology	22%
Health Care	18
Industrials	14
Consumer Discretionary	13
Financials	12
Consumer Staples	10
Materials	5
Other	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
16

WCM International Equity Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	-7.90%	2.72%	8.57%	—%	—
Class A Shares at POP[3,4]	-13.19	1.51	7.93	—	—
Class I Shares at NAV[2]	-7.69	2.92	8.81	—	—
Class R6 Shares at NAV[2]	-7.63	—	—	8.17	9/1/15
MSCI All Country World ex USA Index	-14.20	0.67	6.57	4.27 [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.48%, Net 1.44%; I Shares: Gross 1.24%, Net 1.22%; R6 Shares: Gross 1.16%, Net 1.12%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
17

Ticker Symbols:
Class A: SAGAX
Class I: SCATX
Zevenbergen Innovative Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
For the fiscal year ended December 31, 2018, the Fund’s Class A shares at NAV returned 10.80% and Class I shares at NAV returned 11.07%. For the same period, the Russell 3000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned -2.12%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2018?
Domestic equity markets rallied during the first three quarters of 2018, with the S&P 500® Index up 10.6% and the Russell 3000® Growth Index up 17.0%. The markets were fueled by continued strong corporate profits, improved gross domestic product (GDP) growth, near-historic low levels of unemployment, and exceptional consumer sentiment.
But the winds of change blew in just as quickly as the calendar flipped to October. Tenuous trade negotiations with China, political division in Congress ushered in by the midterm elections, and the Federal Reserve’s (the Fed’s) intent to raise interest rates generated fears of slowing growth. This led equity markets to retrace their gains for the year, with the S&P 500® Index ending 2018 down 4.4% and the Russell 3000® Growth Index down 2.1%.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s focus on high-growth companies resulted in significant outperformance relative to the benchmark for the fiscal year ended December 31, 2018. During 2018, the Fund followed a similar cadence to that of the overall markets, delivering exceptionally strong performance in the first nine months of the year, followed by a pullback in fourth quarter.
The Fund benefited from relative outperformance in the health care, consumer discretionary, and communication services sectors, which was offset by underperformance in financials and industrials. As an actively managed fund with a limited number of holdings (typically 35 to 60), the performance of any single company can materially impact performance. Fund gains during the year were attributable to identification of new growth opportunities and continued confidence in long-time Fund holdings within the health care, consumer discretionary, and communication services sectors, while Fund positions in the financial services and industrials sectors proved more challenging.
Positive contributors to Fund performance for the year included the following stocks:
•	Tilray led all contributors as the Canadian cannabis company successfully completed its initial public offering (IPO) in July 2018, ahead of Canada’s legalization of recreational cannabis. The company benefited from first-mover advantages, capacity investments, brand strength, and a focus on medicinal applications in a marketplace rapidly moving toward the end of global prohibition. Shares also benefitted from large investments in the industry by alcohol, pharmaceutical, and tobacco companies, for which Tilray remained well-positioned as a preferred partner.
•	Shares of Exact Sciences had another strong year, with robust fundamental results and a groundbreaking co-promote agreement with Pfizer, which was announced at the end of the summer. The deal accelerates the growth trajectory for Cologuard® by providing a significantly larger sales presence, key physician relationships, and access to Pfizer’s marketing expertise.
•	Despite negative headlines and short-term price movements, Tesla finished the year on a positive note as a top contributor to Fund performance. The company cut through the noise and posted strong fundamental results, with Model 3 production ramping up and surprising critics with its profitability.
Material detractors from Fund performance for the year included the following stocks:
•	Shares of high-powered graphics chip maker NVIDIA weighed on Fund performance as the company saw stalled demand for its chips resulting from the boom-to-bust cycle in cryptocurrency mining. Despite the near-term inventory imbalance, we remained confident in NVIDIA’s position within the datacenter, automotive, and gaming industries, as well as its ability to stimulate growth with its next generation graphics card.
•	2U’s underperformance was driven by a well-timed short seller report and leadership turnover at two key university partners. Despite these short-term distractions, online education trends continued to accelerate. 2U remained the clear leader, with proven success and a strong roadmap to offering an expanded selection of graduate degrees and in-demand short courses.
•	Shares of Portola Pharmaceuticals suffered due to leadership turnover and delayed regulatory actions, as well as manufacturing and commercialization execution challenges for both of its commercial products. With the lack of a clear path to improving sales, and limited cash resources, we sold the position in favor of better growth alternatives.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
18

Zevenbergen Innovative Growth Stock Fund
will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Asset Allocations
The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2018.
Information Technology	36%
Consumer Discretionary	24
Health Care	19
Communication Services	16
Financials	3
Industrials	2
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
19

Zevenbergen Innovative Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/18

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	10.80%	9.62%	16.43%
Class A Shares at POP[3,4]	4.43	8.32	15.75
Class I Shares at NAV[2]	11.07	9.82	16.71
Russell 3000® Growth Index	-2.12	9.99	15.15
Fund Expense Ratios[5]: A Shares: Gross 1.61%, Net 1.25%; I Shares: Gross 1.38%, Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 23, 2018, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual fee waiver in effect through April 30, 2020. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2008, for Class A shares and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
20

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—5.5%
Verizon Communications, Inc.	701,641	$ 39,446
Walt Disney Co. (The)	304,352	33,372
		72,818

Consumer Staples—6.6%
Colgate-Palmolive Co.	597,089	35,539
Kellogg Co.	623,824	35,564
Mondelez International, Inc. Class A	398,353	15,946
		87,049

Energy—9.4%
Chevron Corp.	430,004	46,780
Diamondback Energy, Inc.	178,639	16,560
Marathon Petroleum Corp.	796,937	47,027
Schlumberger Ltd.	357,121	12,885
		123,252

Financials—17.5%
Allstate Corp. (The)	254,042	20,992
American International Group, Inc.	1,128,325	44,467
Bank of America Corp.	1,644,940	40,531
Citigroup, Inc.	717,703	37,364
JPMorgan Chase & Co.	476,194	46,486
Wells Fargo & Co.	851,239	39,225
		229,065

Health Care—15.5%
Abbott Laboratories	509,469	36,850
	Shares	Value

Health Care—continued
AmerisourceBergen Corp.	446,452	$ 33,216
Cigna Corp.	182,613	34,682
Humana, Inc.	123,153	35,281
UnitedHealth Group, Inc.	66,432	16,549
Zimmer Biomet Holdings, Inc.	453,140	47,000
		203,578

Industrials—19.1%
A.O. Smith Corp.	499,482	21,328
Emerson Electric Co.	524,815	31,358
FedEx Corp.	122,858	19,821
General Dynamics Corp.	129,727	20,394
Harris Corp.	157,330	21,184
Honeywell International, Inc.	325,713	43,033
Rockwell Automation, Inc.	131,871	19,844
Stanley Black & Decker, Inc.	287,966	34,481
United Technologies Corp.	363,203	38,674
		250,117

Information Technology—10.1%
Analog Devices, Inc.	409,883	35,180
Microchip Technology, Inc.	480,235	34,539
Microsoft Corp.	356,375	36,197
Motorola Solutions, Inc.	225,886	25,986
		131,902

Materials—8.5%
Air Products & Chemicals, Inc.	140,354	22,463
DowDuPont, Inc.	910,168	48,676
	Shares	Value

Materials—continued
Vulcan Materials Co.	401,760	$ 39,694
		110,833

Real Estate—4.2%
Crown Castle International Corp.	356,060	38,679
Mid-America Apartment Communities, Inc.	169,705	16,241
		54,920

Utilities—3.0%
NextEra Energy, Inc.	223,352	38,823
Total Common Stocks (Identified Cost $1,246,117)		1,302,357

Total Long-Term Investments—99.4% (Identified Cost $1,246,117)		1,302,357

TOTAL INVESTMENTS—99.4% (Identified Cost $1,246,117)		1,302,357
Other assets and liabilities, net—0.6%		7,979
NET ASSETS—100.0%		$1,310,336
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,302,357	$1,302,357
Total Investments	$1,302,357	$1,302,357
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
21

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—2.4%
Interpublic Group of Cos., Inc. (The)	915,000	$ 18,876
Meredith Corp.	790,000	41,033
		59,909

Consumer Discretionary—2.2%
BorgWarner, Inc.	700,000	24,318
MGM Resorts International	1,275,000	30,932
		55,250

Consumer Staples—5.6%
Energizer Holdings, Inc.	1,700,000	76,755
Kellogg Co.	670,000	38,197
Tyson Foods, Inc. Class A	515,000	27,501
		142,453

Energy—7.9%
Cabot Oil & Gas Corp.	550,000	12,293
Devon Energy Corp.	1,385,000	31,218
Diamondback Energy, Inc.	275,000	25,492
Marathon Petroleum Corp.	800,000	47,208
Noble Energy, Inc.	1,675,000	31,423
Williams Cos., Inc. (The)	2,300,000	50,715
		198,349

Financials—19.9%
Affiliated Managers Group, Inc.	700,000	68,208
American International Group, Inc.	1,100,000	43,351
Capital One Financial Corp.	400,000	30,236
Everest Re Group Ltd.	65,000	14,154
First Republic Bank	585,000	50,837
Hartford Financial Services Group, Inc. (The)	1,450,000	64,452
PacWest Bancorp	1,200,000	39,936
Pinnacle Financial Partners, Inc.	1,470,000	67,767
	Shares	Value

Financials—continued
Progressive Corp. (The)	475,000	$ 28,657
Willis Towers Watson plc	345,000	52,392
Zions Bancorp NA	965,000	39,314
		499,304

Health Care—10.4%
AmerisourceBergen Corp.	675,000	50,220
Humana, Inc.	390,000	111,727
Zimmer Biomet Holdings, Inc.	955,000	99,053
		261,000

Industrials—14.0%
A.O. Smith Corp.	750,000	32,025
Alaska Air Group, Inc.	375,000	22,819
Dover Corp.	380,000	26,961
Hubbell, Inc.	415,000	41,226
Ingersoll-Rand plc	200,000	18,246
L3 Technologies, Inc.	450,000	78,147
Masco Corp.	915,000	26,755
Rockwell Automation, Inc.	175,000	26,334
Stanley Black & Decker, Inc.	390,000	46,698
Xylem, Inc.	485,000	32,359
		351,570

Information Technology—11.1%
Analog Devices, Inc.	525,000	45,061
Cabot Microelectronics Corp.	500,000	47,675
Cypress Semiconductor Corp.	4,200,000	53,424
Motorola Solutions, Inc.	730,000	83,979
Xilinx, Inc.	575,000	48,973
		279,112

Materials—5.7%
Air Products & Chemicals, Inc.	245,000	39,212
Cabot Corp.	635,000	27,267
Louisiana-Pacific Corp.	1,250,000	27,775
	Shares	Value

Materials—continued
Martin Marietta Materials, Inc.	290,000	$ 49,842
		144,096

Real Estate—9.7%
American Campus Communities, Inc.	1,400,000	57,946
American Homes 4 Rent Class A	3,500,000	69,475
Cousins Properties, Inc.	3,300,000	26,070
Crown Castle International Corp.	470,000	51,056
Medical Properties Trust, Inc.	2,400,000	38,592
		243,139

Utilities—8.4%
American Electric Power Co., Inc.	550,000	41,107
FirstEnergy Corp.	1,350,000	50,693
PPL Corp.	2,050,000	58,076
Sempra Energy	560,000	60,586
		210,462

Total Common Stocks (Identified Cost $2,557,041)		2,444,644

Total Long-Term Investments—97.3% (Identified Cost $2,557,041)		2,444,644

TOTAL INVESTMENTS—97.3% (Identified Cost $2,557,041)		2,444,644
Other assets and liabilities, net—2.7%		67,960
NET ASSETS—100.0%		$2,512,604
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,444,644	$2,444,644
Total Investments	$2,444,644	$2,444,644
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
22

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—6.9%
AMC Entertainment Holdings, Inc. Class A	366,491	$ 4,500
Emerald Expositions Events, Inc.	322,330	3,978
Meredith Corp.	522,180	27,122
Scholastic Corp.	73,854	2,973
		38,573

Consumer Discretionary—7.0%
American Eagle Outfitters, Inc.	587,517	11,357
Bloomin’ Brands, Inc.	304,920	5,455
Lithia Motors, Inc. Class A	146,685	11,197
Movado Group, Inc.	87,864	2,778
Sonic Automotive, Inc. Class A	167,604	2,306
Standard Motor Products, Inc.	46,344	2,244
Tupperware Brands Corp.	112,996	3,567
		38,904

Consumer Staples—9.7%
B&G Foods, Inc.	918,048	26,541
Energizer Holdings, Inc.	561,147	25,336
PriceSmart, Inc.	36,729	2,170
		54,047

Energy—1.7%
SM Energy Co.	274,049	4,242
U.S. Silica Holdings, Inc.	504,000	5,131
		9,373

Financials—13.9%
Artisan Partners Asset Management, Inc. Class A	66,838	1,478
Bank of Hawaii Corp.	141,967	9,557
Cohen & Steers, Inc.	171,923	5,900
Evercore, Inc. Class A	200,507	14,348
First Interstate BancSystem, Inc. Class A	190,804	6,976
Hanover Insurance Group, Inc. (The)	87,701	10,241
Horace Mann Educators Corp.	155,832	5,836
Kemper Corp.	343,148	22,778
TrustCo Bank Corp. NY	118,936	816
		77,930

Health Care—6.0%
Hill-Rom Holdings, Inc.	289,551	25,640
	Shares	Value

Health Care—continued
Phibro Animal Health Corp. Class A	251,795	$ 8,098
		33,738

Industrials—28.7%
Altra Industrial Motion Corp.	153,242	3,854
Apogee Enterprises, Inc.	298,546	8,912
Brady Corp. Class A	33,878	1,472
Columbus McKinnon Corp.	30,708	926
Covanta Holding Corp.	744,187	9,987
Cubic Corp.	242,563	13,035
EnPro Industries, Inc.	83,278	5,005
Granite Construction, Inc.	163,262	6,576
Greenbrier Cos., Inc. (The)	124,262	4,913
Herman Miller, Inc.	439,446	13,293
Interface, Inc.	195,437	2,785
Kadant, Inc.	10,699	872
Kelly Services, Inc. Class A	249,794	5,116
Kennametal, Inc.	27,111	902
Kforce, Inc.	138,143	4,271
Knoll, Inc.	479,840	7,908
Korn Ferry	151,060	5,973
Lindsay Corp.	18,921	1,821
Matson, Inc.	47,448	1,519
Matthews International Corp. Class A	66,996	2,721
Multi-Color Corp.	73,344	2,574
Resideo Technologies, Inc.(1)	52,699	1,083
Ritchie Bros. Auctioneers, Inc.	230,668	7,547
Simpson Manufacturing Co., Inc.	75,329	4,078
Standex International Corp.	9,906	666
Sun Hydraulics Corp.	77,974	2,588
Tennant Co.	40,636	2,118
Tetra Tech, Inc.	372,950	19,308
Valmont Industries, Inc.	36,552	4,055
Viad Corp.	54,410	2,725
Wabash National Corp.	435,255	5,693
Werner Enterprises, Inc.	195,043	5,762
		160,058

Information Technology—9.1%
AVX Corp.	148,883	2,270
Cabot Microelectronics Corp.	116,788	11,136
Cohu, Inc.	178,599	2,870
Comtech Telecommunications Corp.	168,198	4,094
Daktronics, Inc.	419,305	3,103
	Shares	Value

Information Technology—continued
Power Integrations, Inc.	447,339	$ 27,279
		50,752

Materials—5.2%
Boise Cascade Co.	198,708	4,739
Cabot Corp.	50,420	2,165
Carpenter Technology Corp.	111,472	3,969
Commercial Metals Co.	250,611	4,015
Haynes International, Inc.	49,115	1,297
Hecla Mining Co.	2,152,095	5,079
Neenah, Inc.	65,477	3,858
Sensient Technologies Corp.	75,482	4,216
		29,338

Real Estate—11.1%
Alexander & Baldwin, Inc.	275,740	5,068
DiamondRock Hospitality Co.	411,566	3,737
Monmouth Real Estate Investment Corp.	40,173	498
Outfront Media, Inc.	889,315	16,114
Physicians Realty Trust	1,188,957	19,059
Tanger Factory Outlet Centers, Inc.	795,431	16,084
Taubman Centers, Inc.	29,122	1,325
		61,885

Total Common Stocks (Identified Cost $528,153)		554,598

Total Long-Term Investments—99.3% (Identified Cost $528,153)		554,598

TOTAL INVESTMENTS—99.3% (Identified Cost $528,153)		554,598
Other assets and liabilities, net—0.7%		3,689
NET ASSETS—100.0%		$558,287

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$554,598	$554,598
Total Investments	$554,598	$554,598
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
23

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—14.1%
Alphabet, Inc. Class A(1)	3,358	$ 3,509
Alphabet, Inc. Class C(1)	3,447	3,570
Comcast Corp. Class A	48,097	1,638
Facebook, Inc. Class A(1)	9,002	1,180
Netflix, Inc.(1)	7,204	1,928
Walt Disney Co. (The)	16,993	1,863
		13,688

Consumer Discretionary—12.8%
Amazon.com, Inc.(1)	4,908	7,372
Booking Holdings, Inc.(1)	752	1,295
Las Vegas Sands Corp.	22,152	1,153
O’Reilly Automotive, Inc.(1)	5,499	1,894
Royal Caribbean Cruises Ltd.	6,917	676
		12,390

Consumer Staples—4.2%
Colgate-Palmolive Co.	14,614	870
Costco Wholesale Corp.	9,535	1,942
Estee Lauder Cos., Inc. (The) Class A	10,042	1,307
		4,119

Energy—1.1%
Devon Energy Corp.	11,810	266
EOG Resources, Inc.	9,731	849
		1,115

Financials—4.8%
American Express Co.	11,500	1,096
Charles Schwab Corp. (The)	24,964	1,037
Goldman Sachs Group, Inc. (The)	2,994	500
Morgan Stanley	25,908	1,027
	Shares	Value

Financials—continued
SunTrust Banks, Inc.	19,247	$ 971
		4,631

Health Care—14.2%
Agilent Technologies, Inc.	17,605	1,188
Alexion Pharmaceuticals, Inc.(1)	8,675	844
Becton, Dickinson & Co.	2,395	540
Biogen, Inc.(1)	5,287	1,591
Bristol-Myers Squibb Co.	24,918	1,295
Edwards Lifesciences Corp.(1)	12,906	1,977
Intuitive Surgical, Inc.(1)	2,286	1,095
Mettler-Toledo International, Inc.(1)	1,657	937
Thermo Fisher Scientific, Inc.	2,390	535
UnitedHealth Group, Inc.	10,723	2,671
Vertex Pharmaceuticals, Inc.(1)	6,421	1,064
		13,737

Industrials—12.0%
A.O. Smith Corp.	19,004	811
Boeing Co. (The)	5,510	1,777
Deere & Co.	9,498	1,417
Emerson Electric Co.	19,534	1,167
Fortune Brands Home & Security, Inc.	10,600	403
Honeywell International, Inc.	16,795	2,219
IHS Markit Ltd.(1)	15,362	737
Knight-Swift Transportation Holdings, Inc.	23,661	593
Roper Technologies, Inc.	2,015	537
Waste Management, Inc.	9,056	806
Xylem, Inc.	17,532	1,170
		11,637

Information Technology—34.7%
Adobe, Inc.(1)	11,616	2,628
Analog Devices, Inc.	8,048	691
Apple, Inc.	30,182	4,761
	Shares	Value

Information Technology—continued
Applied Materials, Inc.	28,678	$ 939
Autodesk, Inc.(1)	13,868	1,784
Cognex Corp.	9,950	385
Corning, Inc.	42,710	1,290
Mastercard, Inc. Class A	11,539	2,177
Microsoft Corp.	81,175	8,245
NVIDIA Corp.	8,723	1,164
salesforce.com, Inc.(1)	13,348	1,828
Splunk, Inc.(1)	6,171	647
Universal Display Corp.	11,029	1,032
Visa, Inc. Class A	36,340	4,795
Workday, Inc. Class A(1)	7,675	1,225
		33,591

Materials—1.5%
Air Products & Chemicals, Inc.	3,108	497
Vulcan Materials Co.	9,534	942
		1,439

Real Estate—0.6%
Equinix, Inc.	1,546	545
Total Common Stocks (Identified Cost $58,302)		96,892

Total Long-Term Investments—100.0% (Identified Cost $58,302)		96,892

TOTAL INVESTMENTS—100.0% (Identified Cost $58,302)		96,892
Other assets and liabilities, net—0.0%		13
NET ASSETS—100.0%		$96,905

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$96,892	$96,892
Total Investments	$96,892	$96,892
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
24

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—2.4%
Cable One, Inc.	407	$ 334
E.W. Scripps Co. (The) Class A	14,897	234
		568

Consumer Discretionary—11.4%
American Eagle Outfitters, Inc.	9,320	180
Boyd Gaming Corp.	8,727	181
Carvana Co.(1)	1,492	49
Cavco Industries, Inc.(1)	569	74
Churchill Downs, Inc.	900	219
Dorman Products, Inc.(1)	2,141	193
Five Below, Inc.(1)	1,628	167
iRobot Corp.(1)(2)	1,864	156
National Vision Holdings, Inc.(1)	6,848	193
Planet Fitness, Inc. Class A(1)	6,748	362
Roku, Inc.(1)	8,283	254
Texas Roadhouse, Inc.	9,290	555
Wingstop, Inc.	2,096	134
		2,717

Consumer Staples—2.6%
J&J Snack Foods Corp.	1,376	199
USANA Health Sciences, Inc.(1)	746	88
WD-40 Co.	1,859	341
		628

Energy—0.5%
ProPetro Holding Corp.(1)	9,475	117
Financials—6.4%
Ameris Bancorp	6,270	199
Cadence BanCorp	6,065	102
First Financial Bankshares, Inc.	5,861	338
Guaranty Bancorp	3,571	74
Heritage Commerce Corp.	17,290	196
Home BancShares, Inc.	21,465	351
RLI Corp.	3,834	264
		1,524

Health Care—29.4%
AMN Healthcare Services, Inc.(1)	7,578	429
Array BioPharma, Inc.(1)	25,426	362
AxoGen, Inc.(1)	5,628	115
Bio-Techne Corp.	2,301	333
Cantel Medical Corp.	1,497	112
Chemed Corp.	1,589	450
Encompass Health Corp.	8,195	506
HealthEquity, Inc.(1)	6,644	396
ICU Medical, Inc.(1)	1,865	428
Inspire Medical Systems, Inc.(1)	4,324	183
	Shares	Value

Health Care—continued
Insulet Corp.(1)	4,201	$ 333
LHC Group, Inc.(1)	3,409	320
Loxo Oncology, Inc.(1)	2,975	417
Madrigal Pharmaceuticals, Inc.(1)	666	75
Merit Medical Systems, Inc.(1)	7,570	423
Neurocrine Biosciences, Inc.(1)	3,038	217
Novocure Ltd.(1)	5,536	185
Penumbra, Inc.(1)	2,758	337
Reata Pharmaceuticals, Inc. Class A(1)	2,503	140
Sarepta Therapeutics, Inc.(1)	4,393	479
Spark Therapeutics, Inc.(1)	2,120	83
Supernus Pharmaceuticals, Inc.(1)	5,576	185
Tandem Diabetes Care, Inc.(1)	7,307	278
Ultragenyx Pharmaceutical, Inc.(1)	4,570	199
		6,985

Industrials—15.8%
Air Transport Services Group, Inc.(1)	12,216	279
Alamo Group, Inc.	1,670	129
ASGN, Inc.(1)	3,508	191
Atlas Air Worldwide Holdings, Inc.(1)	3,144	133
Barnes Group, Inc.	1,772	95
Brink’s Co. (The)	3,787	245
Chart Industries, Inc.(1)	2,835	184
Dycom Industries, Inc.(1)	5,289	286
Forward Air Corp.	5,419	297
Franklin Electric Co., Inc.	6,541	281
Mercury Systems, Inc.(1)	10,519	497
Patrick Industries, Inc.(1)	2,280	68
Proto Labs, Inc.(1)	2,883	325
Simpson Manufacturing Co., Inc.	3,603	195
Teledyne Technologies, Inc.(1)	2,687	556
		3,761

Information Technology—21.7%
Coupa Software, Inc.(1)	3,351	211
Everbridge, Inc.(1)	4,521	257
Fair Isaac Corp.(1)	3,353	627
Five9, Inc.(1)	11,627	508
II-VI, Inc.(1)	12,387	402
InterXion Holding N.V.(1)	10,333	560
Monolithic Power Systems, Inc.	1,874	218
Paycom Software, Inc.(1)	2,596	318
Proofpoint, Inc.(1)	2,416	202
Q2 Holdings, Inc.(1)	13,572	672
Rogers Corp.(1)	2,761	273
Semtech Corp.(1)	3,243	149
Versum Materials, Inc.	7,874	218
ViaSat, Inc.(1)	5,903	348
	Shares	Value

Information Technology—continued
Workiva, Inc.(1)	5,894	$ 212
		5,175

Materials—6.2%
Balchem Corp.	5,551	435
HB Fuller Co.	7,503	320
Quaker Chemical Corp.	2,493	443
W.R. Grace & Co.	4,143	269
		1,467

Total Common Stocks (Identified Cost $20,311)		22,942

Total Long-Term Investments—96.4% (Identified Cost $20,311)		22,942

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)	346,385	346
Total Short-Term Investment (Identified Cost $346)		346

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)(4)	61,088	61
Total Securities Lending Collateral (Identified Cost $61)		61

TOTAL INVESTMENTS—98.1% (Identified Cost $20,718)		23,349
Other assets and liabilities, net—1.9%		454
NET ASSETS—100.0%		$23,803

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Financial Statements.
25

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$22,942	$22,942
Securities Lending Collateral	61	61
Short-Term Investment	346	346
Total Investments	$23,349	$23,349
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
26

WCM International Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Australia—4.5%
CSL Ltd.	31,226	$ 4,073
Brazil—0.2%
Raia Drogasil SA	13,290	196
Canada—8.8%
Canadian Pacific Railway Ltd.	20,082	3,567
Dollarama, Inc.	47,489	1,129
Shopify, Inc. Class A(1)	22,910	3,172
		7,868

China—3.9%
Tencent Holdings Ltd.	86,840	3,482
Denmark—3.0%
Chr. Hansen Holding A/S	30,471	2,696
France—11.2%
EssilorLuxottica SA	29,761	3,766
LVMH Moet Hennessy Louis Vuitton SE	11,199	3,313
Pernod Ricard SA	18,100	2,972
		10,051

Germany—3.3%
adidas AG	14,017	2,929
Hong Kong—3.7%
AIA Group Ltd.	397,600	3,301
India—3.9%
HDFC Bank Ltd. ADR	33,669	3,488
Ireland—4.3%
ICON plc(1)	20,278	2,620
	Shares	Value

Ireland—continued
Ryanair Holdings plc Sponsored ADR(1)	17,118	$ 1,221
		3,841

Japan—4.0%
Keyence Corp.	7,100	3,607
Jersey—4.1%
Experian plc	152,531	3,704
Mexico—2.6%
Wal-Mart de Mexico SAB de C.V.	937,290	2,384
Netherlands—1.9%
ASML Holding N.V.	10,860	1,690
Spain—2.9%
Amadeus IT Group SA	25,350	1,767
Industria de Diseno Textil SA	32,076	822
		2,589

Sweden—4.5%
Atlas Copco AB Class A	67,510	1,603
Hexagon AB Class B	52,170	2,402
		4,005

Switzerland—11.6%
Chubb Ltd.	25,576	3,304
Geberit AG	4,985	1,939
Nestle S.A. Registered Shares	40,208	3,264
Sika AG Registered Shares	15,210	1,928
		10,435

Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	85,097	3,141
United Kingdom—3.6%
Compass Group plc	154,203	3,243
	Shares	Value

United States—11.0%
Accenture plc Class A	25,149	$ 3,546
Core Laboratories N.V.	20,468	1,221
Mettler-Toledo International, Inc.(1)	5,400	3,054
ResMed, Inc.	18,406	2,096
		9,917

Total Common Stocks (Identified Cost $76,208)		86,640

Total Long-Term Investments—96.5% (Identified Cost $76,208)		86,640

TOTAL INVESTMENTS—96.5% (Identified Cost $76,208)		86,640
Other assets and liabilities, net—3.5%		3,184
NET ASSETS—100.0%		$89,824

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
Switzerland	12%
France	12
United States	11
Canada	9
Australia	5
Sweden	5
Ireland	4
Other	42
Total Investments	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,640	$86,640
Total Investments	$86,640	$86,640
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
27

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—15.5%
Alphabet, Inc. Class A(1)	3,000	$ 3,135
Facebook, Inc. Class A(1)	24,000	3,146
Netflix, Inc.(1)	23,500	6,290
Zillow Group, Inc. Class C(1)	80,000	2,527
		15,098

Consumer Discretionary—22.9%
Amazon.com, Inc.(1)	4,700	7,059
lululemon athletica, Inc.(1)	19,000	2,311
MercadoLibre, Inc.	13,500	3,953
Shake Shack, Inc. Class A(1)	48,000	2,180
Tesla, Inc.(1)	15,000	4,992
Wayfair, Inc. Class A(1)	20,000	1,802
		22,297

Financials—3.2%
Charles Schwab Corp. (The)	74,950	3,113
Health Care—18.8%
BioMarin Pharmaceutical, Inc.(1)	15,000	1,277
Exact Sciences Corp.(1)	92,000	5,805
Inogen, Inc.(1)	4,000	497
Medidata Solutions, Inc.(1)	34,600	2,333
Sientra, Inc.(1)	65,000	826
Teladoc Health, Inc.(1)	83,500	4,139
Tilray, Inc.(1)	48,700	3,435
		18,312

Industrials—1.8%
CoStar Group, Inc.(1)	5,000	1,687
Information Technology—35.3%
2U, Inc.(1)	50,000	2,486
Adobe, Inc.(1)	10,000	2,262
	Shares	Value

Information Technology—continued
Monolithic Power Systems, Inc.	34,000	$ 3,952
NVIDIA Corp.	14,000	1,869
Okta, Inc.(1)	52,500	3,350
Paylocity Holding Corp.(1)	36,000	2,168
PayPal Holdings, Inc.(1)	42,000	3,532
Pluralsight, Inc. Class A(1)	65,000	1,531
ServiceNow, Inc.(1)	16,000	2,849
Shopify, Inc. Class A(1)	34,000	4,707
Square, Inc. Class A(1)	25,000	1,402
Trade Desk, Inc. (The) Class A(1)	36,500	4,236
		34,344

Total Common Stocks (Identified Cost $88,638)		94,851

Total Long-Term Investments—97.5% (Identified Cost $88,638)		94,851

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	447,311	447
Total Short-Term Investment (Identified Cost $447)		447

TOTAL INVESTMENTS—97.9% (Identified Cost $89,085)		95,298
Other assets and liabilities, net—2.1%		2,008
NET ASSETS—100.0%		$97,306

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	95%
Canada	5
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$94,851	$94,851
Short-Term Investment	447	447
Total Investments	$95,298	$95,298
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Financial Statements.
28

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018
($ reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$ 1,302,357	$ 2,444,644	$ 554,598
Cash	6,811	62,039	1,753
Receivables
Investment securities sold	13,645	—	—
Fund shares sold	1,568	19,124	3,385
Dividends and interest	1,475	4,556	1,002
Prepaid expenses	67	102	57
Other assets	59	112	25
Total assets	1,325,982	2,530,577	560,820
Liabilities
Payables
Fund shares repurchased	9,379	14,959	1,721
Investment securities purchased	4,712	—	—
Dividend distributions	— (a)	9	—
Investment advisory fees	686	1,538	416
Distribution and service fees	62	109	28
Administration and accounting fees	129	246	55
Transfer agent and sub-transfer agent fees and expenses	527	833	235
Professional fees	18	23	20
Trustee deferred compensation plan	59	112	25
Other accrued expenses	74	144	33
Total liabilities	15,646	17,973	2,533
Net Assets	$ 1,310,336	$ 2,512,604	$ 558,287
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,269,157	$ 2,692,688	$ 535,626
Accumulated earnings (loss)	41,179	(180,084)	22,661
Total Net Assets	$ 1,310,336	$ 2,512,604	$ 558,287
Net Assets:
Class A	$ 223,853	$ 271,620	$ 69,223
Class C	$ 14,625	$ 53,419	$ 14,473
Class I	$ 799,262	$ 1,775,643	$ 474,591
Class R6	$ 272,596	$ 411,922	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,975,551	26,876,198	8,193,213
Class C	1,346,234	5,427,042	1,952,444
Class I	70,506,647	173,183,939	53,734,548
Class R6	23,925,182	40,122,380	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.21	$ 10.11	$ 8.45
Class C	$ 10.86	$ 9.84	$ 7.41
Class I	$ 11.34	$ 10.25	$ 8.83
Class R6	$ 11.39	$ 10.27	$ —
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 11.89	$ 10.73	$ 8.97
(1) Investment in securities at cost	$ 1,246,117	$ 2,557,041	$ 528,153

(a)	Amount is less than $500.
See Notes to Financial Statements.
29

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Assets
Investment in securities at value(1)(2)	$ 96,892	$ 23,349	$ 86,640
Cash	1,388	573	2,934
Receivables
Investment securities sold	765	—	50
Fund shares sold	7	32	701
Dividends and interest	43	11	36
Tax reclaims	—	—	147
Securities lending	— (a)	— (a)	1
Prepaid expenses	27	25	24
Other assets	4	1	4
Total assets	99,126	23,991	90,537
Liabilities
Foreign currency overdraft(3)	—	—	2
Payables
Fund shares repurchased	450	82	561
Investment securities purchased	1,612	—	11
Collateral on securities loaned	—	61	—
Investment advisory fees	30	5	63
Distribution and service fees	38	4	4
Administration and accounting fees	11	3	9
Transfer agent and sub-transfer agent fees and expenses	47	8	18
Professional fees	20	21	24
Trustee deferred compensation plan	4	1	4
Other accrued expenses	9	3	17
Total liabilities	2,221	188	713
Net Assets	$ 96,905	$ 23,803	$ 89,824
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 52,481	$ 20,960	$ 76,453
Accumulated earnings (loss)	44,424	2,843	13,371
Total Net Assets	$ 96,905	$ 23,803	$ 89,824
Net Assets:
Class A	$ 45,779	$ 5,725	$ 22,233
Class C	$ 31,782	$ 3,565	$ —
Class I	$ 19,234	$ 14,513	$ 67,543
Class R6	$ 110	$ —	$ 48
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,960,373	1,008,707	2,030,249
Class C	20,693,161	2,213,609	—
Class I	2,899,181	1,956,166	6,067,140
Class R6	16,496	—	4,336
Net Asset Value and Redemption Price Per Share:
Class A	$ 4.60	$ 5.68	$ 10.95
Class C	$ 1.54	$ 1.61	$ —
Class I	$ 6.63	$ 7.42	$ 11.13
Class R6	$ 6.69	$ —	$ 11.15
See Notes to Financial Statements.
30

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 4.88	$ 6.03	$ 11.62
(1) Investment in securities at cost	$ 58,302	$ 20,718	$ 76,208
(2) Market value of securities on loan	$ —	$ 62	$ —
(3) Foreign currency at cost	—	—	— (a)

(a)	Amount is less than $500.
See Notes to Financial Statements.
31

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2018
($ reported in thousands except shares and per share amounts)
Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)	$ 95,298
Cash	350
Receivables
Investment securities sold	477
Fund shares sold	1,664
Dividends and interest	16
Prepaid expenses	21
Other assets	4
Total assets	97,830
Liabilities
Payables
Fund shares repurchased	181
Investment securities purchased	213
Investment advisory fees	54
Distribution and service fees	6
Administration and accounting fees	11
Transfer agent and sub-transfer agent fees and expenses	30
Professional fees	20
Trustee deferred compensation plan	4
Other accrued expenses	5
Total liabilities	524
Net Assets	$ 97,306
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 100,680
Accumulated earnings (loss)	(3,374)
Total Net Assets	$ 97,306
Net Assets:
Class A	$ 24,902
Class I	$ 72,404
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,195,205
Class I	3,268,991
Net Asset Value and Redemption Price Per Share:
Class A	$ 20.83
Class I	$ 22.15
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 22.10
(1) Investment in securities at cost	$ 89,085
See Notes to Financial Statements.
32

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS YEAR ENDED December 31, 2018
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
Investment Income
Dividends	$ 41,125	$ 55,691
Interest	103	337
Security lending, net of fees	3	— (1)
Foreign taxes withheld	—	(21)
Total investment income	41,231	56,007
Expenses
Investment advisory fees	11,347	20,062
Distribution and service fees, Class A	716	834
Distribution and service fees, Class C	164	652
Administration and accounting fees	1,783	2,996
Transfer agent fees and expenses	736	1,246
Sub-transfer agent fees and expenses, Class A	517	618
Sub-transfer agent fees and expenses, Class C	14	62
Sub-transfer agent fees and expenses, Class I	1,988	2,903
Printing fees and expenses	57	240
Professional fees	53	82
Registration fees	87	109
Trustees’ fees and expenses	151	241
Miscellaneous expenses	121	203
Total expenses	17,734	30,248
Less expenses reimbursed and/or waived by investment adviser(2)	(973)	(201)
Low balance account fees	— (1)	— (1)
Net expenses	16,761	30,047
Net investment income (loss)	24,470	25,960
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	270,639	200,467
Net change in unrealized appreciation (depreciation) from:
Investments	(452,928)	(438,316)
Net realized and unrealized gain (loss) on investments	(182,289)	(237,849)
Net increase (decrease) in net assets resulting from operations	$(157,819)	$(211,889)

(1)	Amount is less than $500.
(2)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.
33

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund	Silvant Large-Cap Growth Stock Fund
Investment Income
Dividends	$ 15,675	$ 1,177
Interest	17	6
Security lending, net of fees	—	1
Foreign taxes withheld	(28)	—
Total investment income	15,664	1,184
Expenses
Investment advisory fees	6,046	875
Distribution and service fees, Class A	235	158
Distribution and service fees, Class C	189	372
Administration and accounting fees	752	132
Transfer agent fees and expenses	309	57
Sub-transfer agent fees and expenses, Class A	178	249
Sub-transfer agent fees and expenses, Class C	13	35
Sub-transfer agent fees and expenses, Class I	973	35
Custodian fees	1	—
Printing fees and expenses	64	20
Professional fees	38	25
Registration fees	60	64
Trustees’ fees and expenses	62	11
Miscellaneous expenses	54	15
Total expenses	8,974	2,048
Less expenses reimbursed and/or waived by investment adviser(1)	(36)	(325)
Low balance account fees	— (2)	— (2)
Net expenses	8,938	1,723
Net investment income (loss)	6,726	(539)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	83,332	19,079
Net change in unrealized appreciation (depreciation) from:
Investments	(169,458)	(17,667)
Net realized and unrealized gain (loss) on investments	(86,126)	1,412
Net increase (decrease) in net assets resulting from operations	$ (79,400)	$ 873

(1)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(2)	Amount is less than $500.
See Notes to Financial Statements.
34

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Investment Income
Dividends	$ 139	$ 1,548
Interest	11	25
Security lending, net of fees	1	3
Foreign taxes withheld	—	(165)
Total investment income	151	1,411
Expenses
Investment advisory fees	244	812
Distribution and service fees, Class A	17	47
Distribution and service fees, Class C	43	—
Administration and accounting fees	34	104
Transfer agent fees and expenses	14	41
Sub-transfer agent fees and expenses, Class A	5	13
Sub-transfer agent fees and expenses, Class C	4	—
Sub-transfer agent fees and expenses, Class I	32	47
Printing fees and expenses	13	7
Professional fees	24	31
Registration fees	53	51
Trustees’ fees and expenses	2	8
Miscellaneous expenses	4	16
Total expenses	489	1,177
Less expenses reimbursed and/or waived by investment adviser(1)	(78)	3
Low balance account fees	— (2)	—
Net expenses	411	1,180
Net investment income (loss)	(260)	231
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,012	2,902
Foreign currency transactions	—	(10)
Net change in unrealized appreciation (depreciation) from:
Investments	(4,387)	(10,042)
Foreign currency transactions	—	(2)
Net realized and unrealized gain (loss) on investments	(1,375)	(7,152)
Net increase (decrease) in net assets resulting from operations	$(1,635)	$ (6,921)

(1)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(2)	Amount is less than $500.
See Notes to Financial Statements.
35

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2018
($ reported in thousands)
Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 82
Interest	10
Total investment income	92
Expenses
Investment advisory fees	637
Distribution and service fees, Class A	43
Administration and accounting fees	81
Transfer agent fees and expenses	33
Sub-transfer agent fees and expenses, Class A	19
Sub-transfer agent fees and expenses, Class I	72
Printing fees and expenses	7
Professional fees	24
Interest expense	6
Registration fees	38
Trustees’ fees and expenses	4
Miscellaneous expenses	6
Total expenses	970
Less expenses reimbursed and/or waived by investment adviser(1)	26
Net expenses	996
Net investment income (loss)	(904)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(4,755)
Net change in unrealized appreciation (depreciation) from:
Investments	(6,273)
Net realized and unrealized gain (loss) on investments	(11,028)
Net increase (decrease) in net assets resulting from operations	$(11,932)

(1)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.
36

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund			Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 24,470	$ 19,624	$ 36,457	$ 25,960	$ 24,387	$ 35,799
Net realized gain (loss)	270,639	156,109	198,054	200,467	318,771	416,382
Net change in unrealized appreciation (depreciation)	(452,928)	56,565	129,587	(438,316)	(166,469)	220,581
Increase (decrease) in net assets resulting from operations	(157,819)	232,298	364,098	(211,889)	176,689	672,762
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(53,457)	(50,118) (2)	(6,236) (2)	(35,327)	(60,884) (2)	(16,666) (2)
Class C	(3,328)	(2,737) (2)	(246) (2)	(7,006)	(9,261) (2)	(2,274) (2)
Class I	(194,163)	(202,949) (2)	(29,227) (2)	(234,040)	(413,017) (2)	(123,298) (2)
Class R6	(65,935)	(54,852) (2)	(6,698) (2)	(51,699)	(70,499) (2)	(12,191) (2)
Total Dividends and Distributions to Shareholders	(316,883)	(310,656)	(42,407)	(328,072)	(553,661)	(154,429)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(19,255)	1,064	(81,052)	10,046	(6,422)	(87,956)
Class C	1,976	(79)	(3,284)	17,005	(139)	(17,440)
Class I	(209,198)	(81,764)	(229,798)	(30,972)	(248,008)	(416,649)
Class R6	33,668	28,012	6,109	110,772	144,459	64,349
Increase (decrease) in net assets from share transactions	(192,809)	(52,767)	(308,025)	106,851	(110,110)	(457,696)
Net increase (decrease) in net assets	(667,511)	(131,125)	13,666	(433,110)	(487,082)	60,637
Net Assets
Beginning of period	1,977,847	2,108,972	2,095,306	2,945,714	3,432,796	3,372,159
End of Period	$1,310,336	$ 1,977,847	$ 2,108,972	$2,512,604	$ 2,945,714	$ 3,432,796
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 67	$ 8,368	N/A	$ 293	$ 2,004

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (3,620)	$ (4,823)	$ (1,936)	$ (3,509)
Class C	(125)	(171)	(99)	(286)
Class I	(17,469)	(23,506)	(19,862)	(31,949)
Class R6	(5,496)	(5,537)	(4,155)	(3,721)
Net realized gains:
Class A	(46,498)	(1,413)	(58,948)	(13,157)
Class C	(2,612)	(75)	(9,162)	(1,988)
Class I	(185,480)	(5,721)	(393,155)	(91,349)
Class R6	(49,356)	(1,161)	(66,344)	(8,470)
Total	$ (310,656)	$ (42,407)	$ (553,661)	$ (154,429)
See Notes to Financial Statements.
37

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund			Silvant Large-Cap Growth Stock Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 6,726	$ 10,800	$ 7,641	$ (539)	$ (143)	$ (517)
Net realized gain (loss)	83,332	68,490	123,271	19,079	50,580	51,579
Net change in unrealized appreciation (depreciation)	(169,458)	(11,900)	47,650	(17,667)	(24,440)	(34,343)
Increase (decrease) in net assets resulting from operations	(79,400)	67,390	178,562	873	25,997	16,719
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(11,429)	(18,899) (2)	(6,358) (2)	(9,081)	(24,485) (2)	(8,690) (2)
Class C	(2,616)	(3,749) (2)	(1,413) (2)	(13,661)	(24,341) (2)	(7,643) (2)
Class I	(78,044)	(112,345) (2)	(41,140) (2)	(2,603)	(8,681) (2)	(11,447) (2)
Class R6	—	— (2)	— (2)	(35)	(2,009) (2)	(3,486) (2)
Total Dividends and Distributions to Shareholders	(92,089)	(134,993)	(48,911)	(25,380)	(59,516)	(31,266)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	(23,950)	846	(14,300)	(9,053)	16,370	2,917
Class C	(1,347)	(1,722)	(6,505)	8,694	19,256	1,175
Class I	(53,716)	(57,002)	(143,477)	(2,937)	(66,828)	(13,861)
Class R6	—	—	—	(358)	(24,152)	(11,595)
Increase (decrease) in net assets from share transactions	(79,013)	(57,878)	(164,282)	(3,654)	(55,354)	(21,364)
Net increase (decrease) in net assets	(250,502)	(125,481)	(34,631)	(28,161)	(88,873)	(35,911)
Net Assets
Beginning of period	808,789	934,270	968,901	125,066	213,939	249,850
End of Period	$ 558,287	$ 808,789	$ 934,270	$ 96,905	$ 125,066	$ 213,939
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (20)	$ —	N/A	$ (3)	$ (129)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (1,424)	$ (919)	$ —	$ —
Class C	(197)	(131)	—	—
Class I	(9,199)	(7,849)	—	—
Net realized gains:
Class A	(17,475)	(5,439)	(24,485)	(8,690)
Class C	(3,552)	(1,282)	(24,341)	(7,643)
Class I	(103,146)	(33,291)	(8,681)	(11,447)
Class R6	—	—	(2,009)	(3,486)
Total	$ (134,993)	$ (48,911)	$ (59,516)	$ (31,266)
See Notes to Financial Statements.
38

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund			WCM International Equity Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (260)	$ (182)	$ (245)	$ 231	$ 252	$ 193
Net realized gain (loss)	3,012	3,773	6,630	2,892	825	(210)
Net change in unrealized appreciation (depreciation)	(4,387)	(231)	2,168	(10,044)	13,350	5,751
Increase (decrease) in net assets resulting from operations	(1,635)	3,360	8,553	(6,921)	14,427	5,734
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(757)	(1,011) (2)	(1,016) (2)	(17)	(15) (2)	(140) (2)
Class C	(1,343)	(1,459) (2)	(1,293) (2)	—	— (2)	— (2)
Class I	(1,526)	(2,493) (2)	(3,661) (2)	(193)	(82) (2)	(424) (2)
Class R6	—	— (2)	(441) (2)	(28)	(13) (2)	(65) (2)
Total Dividends and Distributions to Shareholders	(3,626)	(4,963)	(6,411)	(238)	(110)	(629)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	25	144	(77)	5,263	1,737	9,517
Class C	865	594	563	—	—	—
Class I	(1,622)	(9,959)	(11,756)	2,640	8,947	18,634
Class R6	—	(300)	(1,218)	(9,108)	1,393	194
Increase (decrease) in net assets from share transactions	(732)	(9,521)	(12,488)	(1,205)	12,077	28,345
Net increase (decrease) in net assets	(5,993)	(11,124)	(10,346)	(8,364)	26,394	33,450
Net Assets
Beginning of period	29,796	40,920	51,266	98,188	71,794	38,344
End of Period	$23,803	$ 29,796	$ 40,920	$ 89,824	$ 98,188	$ 71,794
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (1)	$ (67)	N/A	$ 233	$ 110

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ —	$ (15)	$ (61)
Class I	—	—	(82)	(198)
Class R6	—	—	(13)	(33)
Net realized gains:
Class A	(1,011)	(1,016)	—	(79)
Class C	(1,459)	(1,293)	—	—
Class I	(2,493)	(3,661)	—	(226)
Class R6	—	(441)	—	(32)
Total	$ (4,963)	$ (6,411)	$ (110)	$ (629)
See Notes to Financial Statements.
39

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2018	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (904)	$ (263)	$ (298)
Net realized gain (loss)	(4,755)	3,302	3,193
Net change in unrealized appreciation (depreciation)	(6,273)	1,372	1,488
Increase (decrease) in net assets resulting from operations	(11,932)	4,411	4,383
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,337)	(584) (2)	(971) (2)
Class I	(4,041)	(1,867) (2)	(2,005) (2)
Total Dividends and Distributions to Shareholders	(5,378)	(2,451)	(2,976)
Change in Net Assets From Capital Transactions (See Note 5)
Class A	23,715	(1,424)	(2,020)
Class I	67,787	(6,127)	2,988
Increase (decrease) in net assets from share transactions	91,502	(7,551)	968
Net increase (decrease) in net assets	74,192	(5,591)	2,375
Net Assets
Beginning of period	23,114	28,705	26,330
End of Period	$ 97,306	$ 23,114	$ 28,705
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (1)	$ (78)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	For the fiscal period ended December 31, 2017 and the year ended March 31, 2017, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net realized gains:
Class A	$	$ (584)	$ (971)
Class I		(1,867)	(2,005)
Total		$ (2,451)	$ (2,976)
See Notes to Financial Statements.
40

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/18 to 12/31/18	$16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	(4.99)	11.21	(10.63) %	$ 223,853	1.24%	1.27%	1.16%	128%
4/1/17 to 12/31/17(6)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/14 to 3/31/15	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
4/1/13 to 3/31/14	15.67	0.19	3.27	3.46	(0.19)	(2.04)	(2.23)	1.23	16.90	22.60	379,768	1.19	1.37	1.13	81
Class C
1/1/18 to 12/31/18	$15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	(4.92)	10.86	(11.09) %	$ 14,625	1.72%	1.92%	0.69%	128%
4/1/17 to 12/31/17(6)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/14 to 3/31/15	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
4/1/13 to 3/31/14	15.42	0.10	3.22	3.32	(0.11)	(2.04)	(2.15)	1.17	16.59	21.98	20,239	1.71	1.71	0.62	81
Class I
1/1/18 to 12/31/18	$16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	(5.01)	11.34	(10.39) %	$ 799,262	0.97%	1.02%	1.43%	128%
4/1/17 to 12/31/17(6)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/14 to 3/31/15	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
4/1/13 to 3/31/14	15.76	0.24	3.29	3.53	(0.23)	(2.04)	(2.27)	1.26	17.02	22.94	1,799,158	0.91	1.06	1.42	81
Class R6*
1/1/18 to 12/31/18	$16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	(5.02)	11.39	(10.22) %	$ 272,596	0.72%	0.83%	1.69%	128%
4/1/17 to 12/31/17(6)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/14 to 3/31/15(7)	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/18 to 12/31/18	$12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	(2.39)	10.11	(8.08) %	$ 271,620	1.38% (8)	1.31%	0.55%	109%
4/1/17 to 12/31/17(6)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (9)	0.75 (9)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/14 to 3/31/15	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
4/1/13 to 3/31/14	12.96	0.10	2.62	2.72	(0.09)	(1.63)	(1.72)	1.00	13.96	21.68	611,880	1.35	1.40	0.76	108
Class C
1/1/18 to 12/31/18	$12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	(2.34)	9.84	(8.53) %	$ 53,419	1.79%	1.97%	0.17%	109%
4/1/17 to 12/31/17(6)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/14 to 3/31/15	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
4/1/13 to 3/31/14	12.77	0.05	2.58	2.63	(0.05)	(1.63)	(1.68)	0.95	13.72	21.26	81,961	1.76	1.76	0.36	108
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
41

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class I
1/1/18 to 12/31/18	$12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	(2.41)	10.25	(7.83) %	$1,775,643	1.01% (10)	1.01%	0.92%	109%
4/1/17 to 12/31/17(6)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/14 to 3/31/15	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
4/1/13 to 3/31/14	13.06	0.14	2.64	2.78	(0.12)	(1.63)	(1.75)	1.03	14.09	22.03	3,159,585	1.09	1.10	1.02	108
Class R6*
1/1/18 to 12/31/18	$12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	(2.40)	10.27	(7.58) %	$ 411,922	0.79%	0.87%	1.17%	109%
4/1/17 to 12/31/17(6)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/14 to 3/31/15(7)	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Ceredex Small-Cap Value Equity Fund
Class A
1/1/18 to 12/31/18	$11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	(3.08)	8.45	(12.70) %	$ 69,223	1.46% (10)	1.46%	0.68%	44%
4/1/17 to 12/31/17(6)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07)	121,367	1.55	1.55	0.62	36
4/1/14 to 3/31/15	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
4/1/13 to 3/31/14	15.19	0.12	3.05	3.17	(0.11)	(0.64)	(0.75)	2.42	17.61	20.96	195,098	1.50	1.50	0.73	37
Class C
1/1/18 to 12/31/18	$10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	(2.90)	7.41	(13.07) %	$ 14,473	1.90%	2.09%	0.23%	44%
4/1/17 to 12/31/17(6)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/14 to 3/31/15	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
4/1/13 to 3/31/14	14.47	0.06	2.90	2.96	(0.08)	(0.64)	(0.72)	2.24	16.71	20.53	38,408	1.87	1.87	0.36	37
Class I
1/1/18 to 12/31/18	$11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	(3.15)	8.83	(12.50) %	$ 474,591	1.18% (10)	1.18%	0.99%	44%
4/1/17 to 12/31/17(6)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/14 to 3/31/15	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
4/1/13 to 3/31/14	15.45	0.17	3.11	3.28	(0.14)	(0.64)	(0.78)	2.50	17.95	21.34	1,528,174	1.22	1.22	1.01	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
42

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/18 to 12/31/18	$ 5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	(0.89)	4.60	(0.83) %	$ 45,779	1.23%	1.60%	(0.29) %	11%
4/1/17 to 12/31/17(6)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/14 to 3/31/15	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
4/1/13 to 3/31/14	7.27	(0.02)	1.96	1.94	—	(0.86)	(0.86)	1.08	8.35	26.99	64,288	1.19	1.20	(0.20)	21
Class C
1/1/18 to 12/31/18	$ 2.42	(0.02)	0.04	0.02	—	(0.90)	(0.90)	(0.88)	1.54	(1.44) %	$ 31,782	1.90%	2.05%	(0.95) %	11%
4/1/17 to 12/31/17(6)	4.62	(0.03)	0.74	0.71	—	(2.91)	(2.91)	(2.20)	2.42	17.32	36,930	1.91	2.02	(0.77)	14
4/1/16 to 3/31/17	5.45	(0.05)	0.38	0.33	—	(1.16)	(1.16)	(0.83)	4.62	7.16	36,141	1.90	1.90	(0.95)	42
4/1/15 to 3/31/16	6.38	(0.06)	(0.07)	(0.13)	—	(0.80)	(0.80)	(0.93)	5.45	(2.77)	40,086	1.88	1.89	(1.06)	10
4/1/14 to 3/31/15	6.32	(0.06)	0.90	0.84	—	(0.78)	(0.78)	0.06	6.38	14.20	46,678	1.86	1.87	(0.90)	13
4/1/13 to 3/31/14	5.71	(0.06)	1.53	1.47	—	(0.86)	(0.86)	0.61	6.32	26.09	34,249	1.88	1.88	(0.90)	21
Class I
1/1/18 to 12/31/18	$ 7.53	— (11)	— (11)	—	—	(0.90)	(0.90)	(0.90)	6.63	(0.75) %	$ 19,234	0.97%	1.10%	(0.02) %	11%
4/1/17 to 12/31/17(6)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (11)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/14 to 3/31/15	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
4/1/13 to 3/31/14	8.31	0.01	2.24	2.25	—	(0.86)	(0.86)	1.39	9.70	27.35	188,294	0.92	1.09	0.07	21
Class R6*
1/1/18 to 12/31/18	$ 7.59	— (11)	— (11)	—	—	(0.90)	(0.90)	(0.90)	6.69	(0.73) %	$ 110	0.90%	0.95%	0.03%	11%
4/1/17 to 12/31/17(6)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
8/1/14 to 3/31/15(7)	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13

Silvant Small-Cap Growth Stock Fund
Class A
1/1/18 to 12/31/18	$ 6.92	(0.06)	(0.36)	(0.42)	—	(0.82)	(0.82)	(1.24)	5.68	(6.69) %	$ 5,725	1.41% (12)	1.68%	(0.88) %	36%
4/1/17 to 12/31/17(6)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/14 to 3/31/15	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
4/1/13 to 3/31/14	14.46	(0.15)	3.90	3.75	—	(2.91)	(2.91)	0.84	15.30	25.92	10,880	1.29	1.29	(0.94)	90
Class C
1/1/18 to 12/31/18	$ 2.58	(0.04)	(0.11)	(0.15)	—	(0.82)	(0.82)	(0.97)	1.61	(7.57) %	$ 3,565	2.07% (12)	2.45%	(1.54) %	36%
4/1/17 to 12/31/17(6)	3.37	(0.03)	0.36	0.33	—	(1.12)	(1.12)	(0.79)	2.58	10.46	4,319	2.09	2.39	(1.37)	24
4/1/16 to 3/31/17	3.88	(0.05)	0.73	0.68	—	(1.19)	(1.19)	(0.51)	3.37	18.39	4,758	2.08	2.09	(1.21)	56
4/1/15 to 3/31/16	9.53	(0.10)	(0.88)	(0.98)	—	(4.67)	(4.67)	(5.65)	3.88	(13.91)	4,686	2.02	2.02	(1.40)	73
4/1/14 to 3/31/15	11.82	(0.17)	0.38	0.21	—	(2.50)	(2.50)	(2.29)	9.53	3.55	6,397	1.96	1.96	(1.60)	31
4/1/13 to 3/31/14	11.77	(0.20)	3.16	2.96	—	(2.91)	(2.91)	0.05	11.82	25.10	7,255	1.94	1.94	(1.59)	90
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
43

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Silvant Small-Cap Growth Stock Fund (Continued)
Class I
1/1/18 to 12/31/18	$ 8.78	(0.07)	(0.47)	(0.54)	—	(0.82)	(0.82)	(1.36)	7.42	(6.64) %	$ 14,513	1.29% (12)	1.53%	(0.76) %	36%
4/1/17 to 12/31/17(6)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36)	36,436	1.30	1.39	(0.74)	73
4/1/14 to 3/31/15	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31	126,223	1.28	1.34	(0.92)	31
4/1/13 to 3/31/14	15.66	(0.16)	4.23	4.07	—	(2.91)	(2.91)	1.16	16.82	25.98	170,409	1.26	1.31	(0.91)	90

WCM International Equity Fund
Class A
1/1/18 to 12/31/18	$11.90	— (11)	(0.94)	(0.94)	(0.01)	—	(0.01)	(0.95)	10.95	(7.90) %	$ 22,233	1.42%	1.44%	0.03%	37%
4/1/17 to 12/31/17(6)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (13)	1.43 (13)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/14 to 3/31/15	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
4/1/13 to 3/31/14	11.51	0.20	2.00	2.20	(1.14)	(0.22)	(1.36)	0.84	12.35	19.72	4,802	1.47	1.47	1.66	43
Class I
1/1/18 to 12/31/18	$12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	(0.96)	11.13	(7.69) %	$ 67,543	1.20% (8)	1.19%	0.28%	37%
4/1/17 to 12/31/17(6)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14 (13)	1.24 (13)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/14 to 3/31/15	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
4/1/13 to 3/31/14	11.64	0.55	1.65	2.20	(1.17)	(0.22)	(1.39)	0.81	12.45	19.52	26,932	1.20	1.20	4.55 (14)	43
Class R6*
1/1/18 to 12/31/18(15)	$12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	(0.96)	11.15	(7.63) %	$ 48	1.10%	1.11%	0.43%	37%
4/1/17 to 12/31/17(6)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (13)	1.14 (13)	0.49	37
9/1/15 to 3/31/16(16)	9.85	— (11)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/18 to 12/31/18	$19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	0.87	20.83	10.80%	$ 24,902	1.48% (8)(12)	1.47%	(1.35) %	103%
4/1/17 to 12/31/17(6)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/14 to 3/31/15	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
4/1/13 to 3/31/14	15.16	(0.24)	6.80	6.56	—	(1.19)	(1.19)	5.37	20.53	43.45	19,950	1.40	1.40	(1.18)	49
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
44

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class I
1/1/18 to 12/31/18	$21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	1.05	22.15	11.07%	$ 72,404	1.27% (8)(12)	1.23%	(1.15) %	103%
4/1/17 to 12/31/17(6)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/14 to 3/31/15	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42
4/1/13 to 3/31/14	15.60	(0.22)	7.01	6.79	—	(1.19)	(1.19)	5.60	21.20	43.70	39,495	1.29	1.37	(1.08)	49

Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Annualized for periods less than one year.
(4)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized for periods less than one year.
(6)	The Fund changed its fiscal period end to December 31 during the period.
(7)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(8)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(9)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(10)	The Share Class is currently under its expense limitation.
(11)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class IS, respectively.
(14)	The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year.
(15)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(16)	Class R6 (formerly IS) commenced operations on September 1, 2015 for the predecessor fund (see Note 1).
See Notes to Financial Statements.
45

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2018
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which 7 (each a “Fund”) are reported in this annual report. Each Fund has a distinct investment objective and is diversified. Each Fund’s investment objectives are outlined in its respective summary page. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Ceredex Large-Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth Silvant Large-Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
RidgeWorth International Equity Fund	WCM International Equity Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund and the Silvant Small-Cap Growth Stock Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund, and the WCM International Equity Fund. Each Fund has Class T shares registered, but they are not available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
46

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
47

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statement of Changes for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2018, the Silvant Small-Cap Growth Stock Fund had securities on loan with a market value of $62 and cash collateral of $61.
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly - owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
WCM International Equity Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.80 *
*	Prior to December 1, 2018, the management fee was 0.85%.
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
48

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
Silvant Large-Cap Growth Stock Fund	Silvant (2)
Fund	Subadviser
Silvant Small-Cap Growth Stock Fund	Silvant (2)
WCM International Equity Fund	WCM (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)

(1)	Ceredex Value Advisors LLC, an indirect wholly-owned subsidiary of Virtus.
(2)	Silvant Capital Management LLC, an indirect wholly-owned subsidiary of Virtus.
(3)	WCM Investment Management.
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38	1.79	1.08	0.79
Ceredex Small-Cap Value Equity Fund	1.55	1.90	1.24	N/A
Silvant Large-Cap Growth Stock Fund	1.23	1.90	0.97	0.90
Silvant Small-Cap Growth Stock Fund(1)	1.27	1.93	1.15	N/A
WCM International Equity Fund	1.42	N/A	1.20	1.10
Zevenbergen Innovative Growth Stock Fund(2)	1.25	N/A	1.00	N/A
(1) Effective December 1, 2018. For the period January 1, 2018, through November 30, 2018, the expense caps were as follows for Class A, Class C, and Class I, respectively: 1.42%, 2.08%, and 1.30%.
(2) Effective December 1, 2018. For the period January 1, 2018, through November 30, 2018, the expense caps were as follows for Class A and Class I, respectively: 1.50% and 1.30%.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2019	2020	2021	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 397	$ 144	$ 85	$ 626
Class C	—	4	33	37
Class I	1,835	1,209	499	3,543
Class R6	—	187	366	553
Ceredex Mid-Cap Value Equity Fund
Class A	134	—	—	134
Class C	—	35	114	149
Class R6	—	129	335	464
Ceredex Small-Cap Value Equity Fund
Class C	—	21	36	57
49

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Expiration
Fund	2019	2020	2021	Total
Silvant Large-Cap Growth Stock Fund
Class A	$ 3	$ 90	$236	$ 329
Class C	—	16	57	73
Class I	302	157	32	491
Class R6	—	2	— (1)	2
Silvant Small-Cap Growth Stock Fund
Class A	1	7	19	27
Class C	1	7	16	24
Class I	48	41	43	132
WCM International Equity Fund
Class A	10	17	5	32
Class I	74	43	3	120
Class R6	13	7	1	21
Zevenbergen Innovative Growth Stock Fund
Class A	—	1	6	7
Class I	—	21	22	43
(1)	Amount is less than $500.
During the year ended December 31, 2018, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Ceredex Large-Cap Value Equity Fund	$ 10	$ —	$ —	$ —	$ 10
Ceredex Mid-Cap Value Equity Fund	248	—	14	—	262
Ceredex Small Cap Value Equity Fund	—	—	22	—	22
WCM International Equity Fund	1	—	10	1	12
Zevenbergen Innovative Growth Stock Fund	7	—	47	—	54

E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended December 31, 2018, it retained net commissions of $28 for Class A shares and CDSC of $0 and $0 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended December 31, 2018, the Funds incurred administration fees in aggregate totaling $6,641 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended December 31, 2018, the Funds incurred transfer agent fees in aggregate totaling $12,411 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2018.
50

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2018, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$2,154,980	$2,635,171
Ceredex Mid-Cap Value Equity Fund	3,028,777	3,242,561
Ceredex Small-Cap Value Equity Fund	315,934	476,403
Silvant Large-Cap Growth Stock Fund	13,917	42,860
Silvant Small-Cap Growth Stock Fund	9,833	15,176
WCM International Equity Fund	34,356	33,348
Zevenbergen Innovative Growth Stock Fund	156,988	74,199
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,614	$ 39,624	1,493	$ 25,611	2,363	$ 37,561
Reinvestment of distributions	4,320	50,367	2,925	47,789	364	5,996
Shares repurchased and cross class conversions	(6,911)	(109,246)	(4,213)	(72,336)	(7,828)	(124,609)
Net Increase / (Decrease)	23	$ (19,255)	205	$ 1,064	(5,101)	$ (81,052)
Class C
Shares sold and cross class conversions	163	$ 2,076	38	$ 621	47	$ 738
Reinvestment of distributions	279	3,146	160	2,550	14	223
Shares repurchased and cross class conversions	(220)	(3,246)	(195)	(3,250)	(275)	(4,245)
Net Increase / (Decrease)	222	$ 1,976	3	$ (79)	(214)	$ (3,284)
Class I
Shares sold and cross class conversions	8,020	$ 126,515	7,636	$ 132,118	14,988	$ 240,165
Reinvestment of distributions	16,369	193,176	12,215	201,266	1,747	28,989
Shares repurchased and cross class conversions	(33,432)	(528,889)	(24,033)	(415,148)	(30,907)	(498,952)
Net Increase / (Decrease)	(9,043)	$ (209,198)	(4,182)	$ (81,764)	(14,172)	$ (229,798)
Class R6
Shares sold and cross class conversions	3,774	$ 59,946	3,319	$ 58,140	3,915	$ 64,141
Reinvestment of distributions	5,265	62,237	3,179	52,635	398	6,630
Shares repurchased and cross class conversions	(5,622)	(88,515)	(4,742)	(82,763)	(4,038)	(64,662)
Net Increase / (Decrease)	3,417	$ 33,668	1,756	$ 28,012	275	$ 6,109

51

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,726	$ 58,075	3,065	$ 42,974	6,034	$ 79,220
Shares Issued-Merger (Note 12)	5,225	66,645	—	—	—	—
Reinvestment of distributions	3,073	33,047	4,658	59,495	1,198	16,295
Shares repurchased and cross class conversions	(11,799)	(147,721)	(7,831)	(108,891)	(14,007)	(183,471)
Net Increase / (Decrease)	1,225	$ 10,046	(108)	$ (6,422)	(6,775)	$ (87,956)
Class C
Shares sold and cross class conversions	534	$ 6,218	265	$ 3,547	455	$ 5,984
Shares Issued-Merger (Note 12)	1,910	23,733	—	—	—	—
Reinvestment of distributions	609	6,381	646	8,031	138	1,839
Shares repurchased and cross class conversions	(1,638)	(19,327)	(864)	(11,717)	(1,992)	(25,263)
Net Increase / (Decrease)	1,415	$ 17,005	47	$ (139)	(1,399)	$ (17,440)
Class I
Shares sold and cross class conversions	34,345	$ 426,122	20,468	$ 289,813	47,771	$ 642,136
Shares Issued-Merger (Note 12)	2,755	35,576	—	—	—	—
Reinvestment of distributions	20,645	224,582	30,598	395,261	8,628	118,378
Shares repurchased and cross class conversions	(57,387)	(717,252)	(65,834)	(933,082)	(88,993)	(1,177,163)
Net Increase / (Decrease)	358	$ (30,972)	(14,768)	$ (248,008)	(32,594)	$ (416,649)
Class R6
Shares sold and cross class conversions	13,728	$ 172,709	10,844	$ 153,932	10,499	$ 144,037
Shares Issued-Merger (Note 12)	11	136	—	—	—	—
Reinvestment of distributions	4,531	49,173	5,102	65,951	827	11,348
Shares repurchased and cross class conversions	(8,818)	(111,246)	(5,394)	(75,424)	(6,799)	(91,036)
Net Increase / (Decrease)	9,452	$ 110,772	10,552	$ 144,459	4,527	$ 64,349

	Ceredex Small-Cap Value Equity Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	687	$ 7,541	542	$ 6,609	1,682	$ 20,262
Reinvestment of distributions	1,305	11,341	1,602	18,703	503	6,261
Shares repurchased and cross class conversions	(3,748)	(42,832)	(2,010)	(24,466)	(3,438)	(40,823)
Net Increase / (Decrease)	(1,756)	$ (23,950)	134	$ 846	(1,253)	$ (14,300)
52

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Ceredex Small-Cap Value Equity Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	24	$ 230	15	$ 160	35	$ 392
Reinvestment of distributions	335	2,552	347	3,645	118	1,337
Shares repurchased and cross class conversions	(410)	(4,129)	(500)	(5,527)	(743)	(8,234)
Net Increase / (Decrease)	(51)	$ (1,347)	(138)	$ (1,722)	(590)	$ (6,505)
Class I
Shares sold and cross class conversions	7,279	$ 86,665	4,527	$ 57,251	16,019	$ 199,169
Reinvestment of distributions	8,502	77,107	9,217	111,707	3,186	40,943
Shares repurchased and cross class conversions	(18,285)	(217,488)	(18,031)	(225,960)	(31,259)	(383,589)
Net Increase / (Decrease)	(2,504)	$ (53,716)	(4,287)	$ (57,002)	(12,054)	$ (143,477)

	Silvant Large-Cap Growth Stock Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	796	$ 4,546	989	$ 6,249	605	$ 4,478
Reinvestment of distributions	1,575	8,045	3,445	20,319	1,101	7,512
Shares repurchased and cross class conversions	(3,890)	(21,644)	(1,409)	(10,198)	(1,204)	(9,073)
Net Increase / (Decrease)	(1,519)	$ (9,053)	3,025	$ 16,370	502	$ 2,917
Class C
Shares sold and cross class conversions	302	$ 687	58	$ 199	55	$ 271
Reinvestment of distributions	7,522	13,627	8,685	24,203	1,727	7,564
Shares repurchased and cross class conversions	(2,406)	(5,620)	(1,296)	(5,146)	(1,312)	(6,660)
Net Increase / (Decrease)	5,418	$ 8,694	7,447	$ 19,256	470	$ 1,175
Class I
Shares sold and cross class conversions	294	$ 2,350	392	$ 3,609	974	$ 9,014
Reinvestment of distributions	319	2,320	1,063	8,443	1,340	11,295
Shares repurchased and cross class conversions	(984)	(7,607)	(8,576)	(78,880)	(3,716)	(34,170)
Net Increase / (Decrease)	(371)	$ (2,937)	(7,121)	$ (66,828)	(1,402)	$ (13,861)
53

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Silvant Large-Cap Growth Stock Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2	$ 20	24	$ 222	59	$ 541
Reinvestment of distributions	4	35	109	925	412	3,486
Shares repurchased and cross class conversions	(51)	(413)	(2,785)	(25,299)	(1,706)	(15,622)
Net Increase / (Decrease)	(45)	$ (358)	(2,652)	$ (24,152)	(1,235)	$ (11,595)

	Silvant Small-Cap Growth Stock Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$ 390	14	$ 100	21	$ 159
Reinvestment of distributions	121	744	141	994	141	992
Shares repurchased and cross class conversions	(154)	(1,109)	(130)	(950)	(162)	(1,228)
Net Increase / (Decrease)	21	$ 25	25	$ 144	—	$ (77)
Class C
Shares sold and cross class conversions	45	$ 89	1	$ 6	2	$ 9
Reinvestment of distributions	735	1,340	528	1,455	394	1,287
Shares repurchased and cross class conversions	(242)	(564)	(264)	(867)	(194)	(733)
Net Increase / (Decrease)	538	$ 865	265	$ 594	202	$ 563
Class I
Shares sold and cross class conversions	327	$ 3,033	259	$ 2,353	817	$ 7,443
Reinvestment of distributions	187	1,493	278	2,459	416	3,603
Shares repurchased and cross class conversions	(680)	(6,148)	(1,423)	(14,771)	(2,503)	(22,802)
Net Increase / (Decrease)	(166)	$ (1,622)	(886)	$ (9,959)	(1,270)	$ (11,756)
Class R6
Shares sold and cross class conversions	—	$ —	1	$ 9	75	$ 705
Reinvestment of distributions	—	—	—	—	50	439
Shares repurchased and cross class conversions	—	—	(247)	(309)	(263)	(2,362)
Net Increase / (Decrease)	—	$ —	(246)	$ (300)	(138)	$ (1,218)

54

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	WCM International Equity Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	828	$ 9,578	347	$ 3,852	1,538	$ 14,514
Reinvestment of distributions	1	17	1	14	15	138
Shares repurchased and cross class conversions	(359)	(4,332)	(193)	(2,129)	(557)	(5,135)
Net Increase / (Decrease)	470	$ 5,263	155	$ 1,737	996	$ 9,517
Class I
Shares sold and cross class conversions	2,266	$ 26,945	1,758	$ 19,828	4,014	$ 38,584
Reinvestment of distributions	14	180	7	79	40	366
Shares repurchased and cross class conversions	(2,031)	(24,485)	(961)	(10,960)	(2,131)	(20,316)
Net Increase / (Decrease)	249	$ 2,640	804	$ 8,947	1,923	$ 18,634
Class R6
Shares sold and cross class conversions	68	$ 823	250	$ 2,815	265	$ 2,584
Reinvestment of distributions	2	28	1	13	7	65
Shares repurchased and cross class conversions	(832)	(9,959)	(128)	(1,435)	(256)	(2,455)
Net Increase / (Decrease)	(762)	$ (9,108)	123	$ 1,393	16	$ 194

	Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2018		Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,662	$ 41,024	71	$ 1,470	63	$ 1,151
Reinvestment of distributions	59	1,297	28	554	55	928
Shares repurchased and cross class conversions	(801)	(18,606)	(167)	(3,448)	(217)	(4,099)
Net Increase / (Decrease)	920	$ 23,715	(68)	$ (1,424)	(99)	$ (2,020)
Class I
Shares sold and cross class conversions	5,080	$ 132,175	525	$ 11,528	736	$ 14,008
Reinvestment of distributions	161	3,773	75	1,598	101	1,778
Shares repurchased and cross class conversions	(2,807)	(68,161)	(911)	(19,253)	(644)	(12,798)
Net Increase / (Decrease)	2,434	$ 67,787	(311)	$ (6,127)	193	$ 2,988
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
Note 6. 10% Shareholders
As of December 31, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
55

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	% of Shares Outstanding	Number of Accounts
Ceredex Large-Cap Value Equity Fund	28%	2
Ceredex Mid-Cap Value Equity Fund	40	2
Ceredex Small-Cap Value Equity Fund	44	3
Silvant Large-Cap Growth Stock Fund	66	2
Silvant Small-Cap Growth Stock Fund	52	2
WCM International Equity Fund	72	4
Zevenbergen Innovative Growth Stock Fund	41	2
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2018, the following Funds held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Industrials	29%
Silvant Large-Cap Growth Stock Fund	Information Technology	35
Silvant Small-Cap Growth Stock Fund	Health Care	30
Zevenbergen Innovative Growth Stock Fund	Information Technology	36
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2018, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 14, 2019. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
56

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Zevenbergen Innovative Growth Stock Fund	$6	$11,800	3.57%	5
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$1,255,583	$143,026	$ (96,252)	$ 46,774
Ceredex Mid-Cap Value Equity Fund	2,571,297	102,037	(228,690)	(126,653)
Ceredex Small-Cap Value Equity Fund	533,694	81,385	(60,481)	20,904
Silvant Large-Cap Growth Stock Fund	58,458	41,370	(2,936)	38,434
Silvant Small-Cap Growth Stock Fund	20,752	4,918	(2,321)	2,597
WCM International Equity Fund	76,377	15,014	(4,751)	10,263
Zevenbergen Innovative Growth Stock Fund	95,453	4,025	(4,180)	(155)
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2018, the Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Ceredex Large-Cap Value Equity Fund	$ —	$ —	$ 5,527	$ (3,569)
Ceredex Mid-Cap Value Equity Fund	—	(134)	54,623	(6,517)
Ceredex Small-Cap Value Equity Fund	—	—	592	—
Silvant Large-Cap Growth Stock Fund	—	—	209	—
Zevenbergen Innovative Growth Stock Fund	—	—	3,216	—
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Ceredex Large-Cap Value Equity Fund	$ 5	$ —	$ —
Ceredex Mid-Cap Value Equity Fund	1,316	—	—
Ceredex Small-Cap Value Equity Fund	—	2,378	—
Silvant Large-Cap Growth Stock Fund	—	6,204	—
Silvant Small-Cap Growth Stock Fund	23	224	—
WCM International Equity Fund	197	2,917	—
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended December 31, 2018, December 31, 2017 and March 31, 2017 were as follows:
57

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
	Ordinary Income	Long-Term Capital Gains	Total
Ceredex Large-Cap Value Equity Fund
12/31/18	$ 35,701	$ 281,182	$316,883
12/31/17	58,969	251,687	310,656
3/31/17	34,037	8,370	42,407
Ceredex Mid-Cap Value Equity Fund
12/31/18	167,194	160,878	328,072
12/31/17	200,162	353,499	553,661
3/31/17	115,777	38,652	154,429
Ceredex Small-Cap Value Equity Fund
12/31/18	17,110	74,979	92,089
12/31/17	11,664	123,329	134,993
3/31/17	8,202	40,709	48,911
Silvant Large-Cap Growth Stock Fund
12/31/18	371	25,009	25,380
12/31/17	2,217	57,299	59,516
3/31/17	—	31,266	31,266
Silvant Small-Cap Growth Stock Fund
12/31/18	381	3,245	3,626
12/31/17	206	4,757	4,963
3/31/17	—	6,411	6,411
WCM International Equity Fund
12/31/18	238	—	238
12/31/17	110	—	110
3/31/17	292	337	629
Zevenbergen Innovative Growth Stock Fund
12/31/18	3,201	2,177	5,378
12/31/17	—	2,451	2,451
3/31/17	—	2,976	2,976
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAVs of the Funds. As of December 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
	Capital Paid in on Shares of Beneficial Interest	Total Distributable Earnings (Loss)
Ceredex Mid-Cap Value Equity Fund	$ 255	$ (255)
Ceredex Small-Cap Value Equity Fund	— (1)	—
Silvant Large-Cap Growth Stock Fund	(151)	151
WCM International Equity Fund	— (1)	—
Zevenbergen Innovative Growth Stock Fund	(24)	24
(1)	Amount is less than $500.
Note 12.  Reorganizations
($ reported in thousands)
On August 10, 2017, the Board of Trustees of Virtus Asset Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Contrarian Value Fund (the “Merged Fund”), a series of Virtus Equity Trust, and Virtus Ceredex Mid-Cap Value Equity Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, superior performance for the one-, five- and ten-year periods ended December 31, 2016, than, and potentially lower expenses than, the Merged Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
58

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
The acquisition was accomplished by a tax-free exchange of shares on January 19, 2018. The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding		Acquiring Fund	Shares Converted		Merged Fund Net Asset Value of Converted Shares
Virtus Contrarian Value Fund	Class A	1,995	Virtus Ceredex Mid-Cap Value Equity Fund	Class A	5,225	$66,645
	Class C	747		Class C	1,910	23,733
	Class I	1,067		Class I	2,755	35,576
	Class R	4		Class R	11	136
The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Contrarian Value Fund	$126,090	$51,560	Virtus Ceredex Mid-Cap Value Equity Fund	$2,975,539
Assuming the acquisition had been completed on January 1, 2018, the Virtus Ceredex Mid-Cap Value Equity Fund’s results of operations for the period ended December 31, 2018, would have been as follows:
Net investment income (loss)	$26,073(a)
Net realized and unrealized gain (loss) on investments	(225,475) (b)
Net increase (decrease) in net assets resulting from operations	$(199,402)
(a) $25,960, as reported in the Statement of Operations, plus $113 Net investment income from Virtus Contrarian Value Fund pre-merger.
(b) $(237,849), as reported in the Statement of Operations, plus $12,374 Net realized and unrealized gain (loss) on investments from Virtus Contrarian Value Fund pre-merger.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Contrarian Value Fund that have been included in the acquiring Virtus Ceredex Mid-Cap Value Equity Fund Statement of Operations since January 19, 2018.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
59

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. On January 10, 2019, the Funds had the following large class conversions:
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund		Ceredex Small-Cap Value Equity Fund
(reported in thousands)	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Conversion from Class C shares	940	$ 10,882	1,505	$ 15,891	863	$ 7,765
Class C
Conversion to Class A shares	(969)	(10,882)	(1,545)	(15,891)	(983)	(7,765)

	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund
(reported in thousands)	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Conversion from Class C shares	4,629	$ 22,268	452	$ 2,755
Class C
Conversion to Class A shares	(13,831)	(22,268)	(1,593)	(2,755)
60

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus Silvant Large-Cap Growth Stock Fund, Virtus Silvant Small-Cap Growth Stock Fund, Virtus WCM International Equity Fund and Virtus Zevenbergen Innovative Growth Stock Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus Silvant Large-Cap Growth Stock Fund, Virtus Silvant Small-Cap Growth Stock Fund, Virtus WCM International Equity Fund and Virtus Zevenbergen Innovative Growth Stock Fund (seven of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for the year ended December 31, 2018, the period April 1, 2017 through December 31, 2017 and the year ended March 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended December 31, 2018, the period April 1, 2017 through December 31, 2017 and the year ended March 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
61

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2018
For the fiscal year ended December 31, 2018, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary dividends that qualify for a deduction of 20% of qualified REIT dividends allowed to individual shareholders, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of Qualified REIT dividends, QDI, and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	Qualified REIT Dividends	QDI	DRD	LTCG
Ceredex Large-Cap Value Equity Fund	— %	100%	90%	$ 261,329
Ceredex Mid-Cap Value Equity Fund	3	30	29	112,648
Ceredex Small-Cap Value Equity Fund	11	89	87	73,466
Silvant Large-Cap Growth Stock Fund	—	100	100	18,749
Silvant Small-Cap Growth Stock Fund	—	34	34	2,489
WCM International Equity Fund	—	100	—	2,917
Zevenbergen Innovative Growth Stock Fund	—	2	2	690
For the fiscal year ended Current Account Period - undefined, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
WCM International Equity Fund	$ 1,498	$ 165
62

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Fund Advisers, LLC (“VFA”) and the subadvisory agreements (the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among VFA and Ceredex Value Advisors LLC (“Ceredex”) with respect to Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund; VFA and Silvant Capital Management LLC (“Silvant”) with respect to Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund; VFA and WCM Investment Management (“WCM”) with respect to Virtus WCM International Equity Fund; and VFA and Zevenbergen Capital Investments LLC (“Zevenbergen”) with respect to Virtus Zevenbergen Innovative Growth Stock Fund (each a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VFA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VFA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VFA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VFA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VFA under the Advisory Agreement; (5) any “fall-out” benefits to VFA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VFA, the Subadvisers or their affiliates from VFA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VFA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VFA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VFA’s senior management personnel, during which among other items, VFA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VFA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA, the Board considered VFA’s process for supervising and managing the Funds’ subadvisers, including (a) VFA’s ability to select and monitor subadvisers; (b) VFA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VFA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VFA’s management and other personnel; (b) the financial condition of VFA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VFA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by
63

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
VFA and its affiliates to the Funds; (e) VFA’s supervision of the Funds’ other service providers; and (f) VFA’s risk management processes. It was noted that affiliates of VFA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VFA’s management and the quality of the performance of VFA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VFA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VFA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VFA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VFA’s focus on each Subadviser’s performance and noted VFA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus Ceredex Large-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 10-year periods and underperformed its benchmark for the 5-year period.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 10-year periods and underperformed its benchmark for the 5-year period.
Virtus Ceredex Small-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus Silvant Large-Cap Growth Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10-year periods and outperformed its benchmark for the 1-year period.
64

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus Silvant Small-Cap Growth Stock Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus WCM International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VFA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VFA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus Ceredex Large-Cap Value Equity Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Ceredex Small-Cap Value Equity Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses were above the median of the Expense Group.
Virtus Silvant Large-Cap Growth Stock Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Silvant Small-Cap Growth Stock Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus WCM International Equity Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VFA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VFA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VFA affiliate. In addition to the fees paid to VFA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VFA or its affiliates from their
65

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND, VIRTUS WCM INTERNATIONAL EQUITY FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VFA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VFA and its affiliates.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VFA out of the fees that VFA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VFA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VFA, such profitability might be directly or indirectly shared by VFA. In addition, with respect to WCM Investment Management, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VFA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VFA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VFA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VFA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VFA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VFA, there are no other direct benefits to the Subadvisers or VFA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
66

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 70 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 74 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 70 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (since 2012), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 70 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (58 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 70 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 70 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (58 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 78 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (58 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 74 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (58 portfolios).
Oates, James M. YOB: 1946 Served Since: 2005 74 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (58 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 2005 70 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (58 portfolios).
67

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 75 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (1 portfolio); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (58 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President (since 2017) and Vice President (2008 to 2017), Product Development, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Asset Trust and Virtus Retirement Trust; Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Equity Trust and Virtus Opportunities Trust; Senior Vice President (since 2017) and Vice President (2010 to 2017), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Global Multi-Sector Income Fund and Duff & Phelps Select Energy MLP Fund Inc.; and Senior Vice President (since 2017) and Vice President (2013 to 2017), Virtus Alternative Solutions Trust.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
68

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.
69

Virtus Ceredex Small-Cap Value Equity Fund,
a series of Virtus Asset Trust
Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018, and the Virtus Asset Trust Statutory Prospectus,
dated July 23, 2018, each as supplemented
Important Notice to Investors
Effective January 25, 2019, Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”) will be available for purchase by new investors and for exchange from other Virtus Funds by existing investors. Accordingly, effective on said date, the IMPORTANT NOTE under “Purchase and Sale of Fund Shares” in the Fund’s summary prospectus and the summary section of the statutory prospectus, and the subsection “Important Information about Virtus Ceredex Small-Cap Value Equity” under the heading “How to Buy Shares” in the Fund’s Prospectus and Statement of Additional Information, will be removed.
Investors should retain this supplement with the Prospectuses and
Statement of Additional Information for future reference.
VAT 8622/OpenCeredexSCVE (12/2018)

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018, and the Virtus Asset Trust Statutory Prospectus,
dated July 23, 2018, each as supplemented
Important Notice to Investors
Virtus Silvant Small-Cap Growth Stock Fund
Effective December 1, 2018, the fund’s investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.54% (b)	0.55% (b)	0.64% (b)	0.54% (c)
Total Annual Fund Operating Expenses	1.64%	2.40%	1.49%	1.64%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.37)%	(0.47)%	(0.34)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.27%	1.93%	1.15%	1.42%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 1.93% for Class C Shares, 1.15% for Class I Shares and 1.42% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$697	$1,028	$1,383	$2,378
Class C	Sold	$296	$704	$1,238	$2,701
	Held	$196	$704	$1,238	$2,701
Class I	Sold or Held	$117	$438	$781	$1,750
Class T	Sold or Held	$391	$733	$1,099	$2,127

Virtus Zevenbergen Innovative Growth Stock Fund
Effective December 1, 2018, the fund’s investment adviser, Virtus Fund Advisers, LLC, will contractually lower the fund’s investment management fee and implement more favorable expense limitation arrangements. These changes are described in more detail below.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class T
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.56% (a)	0.58% (a)	0.56% (b)
Total Annual Fund Operating Expenses	1.61%	1.38%	1.61%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.36)%	(0.38)%	(0.11)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.25%	1.00%	1.50%

(a)	Restated to reflect certain contract and expense allocation changes.
(b)	Estimated for current fiscal year, as annualized.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares, 1.00% for Class I Shares and 1.50% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$1,021	$1,369	$2,348
Class I	Sold or Held	$102	$400	$719	$1,624
Class T	Sold or Held	$399	$745	$1,115	$2,153
Under “Management Fees” in the section “Management of the Funds” beginning on page 169 of the statutory prospectus, the second table showing management fees will be revised to disclose the fee for Virtus Zevenbergen Innovative Growth Stock Fund as 0.80%.
Both Funds
Effective December 1, 2018, in the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to each fund will be replaced with the following:
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Silvant Small-Cap Growth Stock Fund	1.27%	1.93%	1.15%	N/A	N/A	1.42%	April 30, 2020
Virtus Zevenbergen Innovative Grwoth Stock Fund	1.25%	N/A	1.00%	N/A	N/A	1.50%	April 30, 2020
Investors should retain this supplement with the Prospectuses for future reference.
VAT 8622/SilvantSCGS& ZevenbergerIGS NewExpCaps (11/18)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8635	02-19

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke, Connie D. McDaniel and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $435,260 for 2018 and $43,600 for the nine months ended December 31, 2017. The fiscal year end was changed from March 31 to December 31 during the prior period.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $74,572 for 2018 and $15,025 for the nine months ended December 31, 2017. The fiscal year end was changed from March 31 to December 31 during the prior period. Such audit-related fees include out of pocket expenses and system conversion fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $168,642 for 2018 and $80,110 for the nine months ended December 31, 2017. The fiscal year end was changed from March 31 to December 31 during the prior period.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for the nine months ended December 31, 2017. The fiscal year end was changed from March 31 to December 31 during the prior period.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Asset Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $243,213 for 2018 and $95,135* for the nine months ended December 31, 2017. The fiscal year end was changed from March 31 to December 31 during the prior period.

*Prior year fees were restated to remove non-audit fees paid by affiliated registrants not requested by the item.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/8/2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/8/2019

* Print the name and title of each signing officer under his or her signature.